As Filed with the Securities and Exchange Commission on April 16, 2003
                                 Registration Nos. 333-28769, 811-5626
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   Pre-Effective Amendment No.                                         [ ]
   Post-Effective Amendment No. 22                                     [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   Amendment No.                                                       [X]
                        (Check appropriate box or boxes)

                               SEPARATE ACCOUNT B
                           (Exact Name of Registrant)

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               1475 Dunwoody Drive
                      West Chester, Pennsylvania 19380-1478
        (Address of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, including Area Code (610) 425-3400

        Linda E. Senker, Esq.                       Kimberly J. Smith, Esq.
        ING                                         ING
        1475 Dunwoody Drive                         1475 Dunwoody Drive
        West Chester, PA 19380-1478                 West Chester, PA 19380-1478
        (610) 425-4139                              (610) 425-3427
                 (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
          [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
          [X]  on May 1, 2003 pursuant to paragraph (b) of Rule 485
          [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Deferred Combination Variable and Fixed Annuity Contracts

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                           PART A

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GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS

                             GOLDENSELECT ACCESS(R)
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                                                                     MAY 1, 2003

     This prospectus describes GoldenSelect Access, a group and individual deferred variable annuity contract (the "Contract") offered by Golden American Life Insurance Company ("Golden American," the "Company," "we," "us" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

     The Contract provides a means for you to invest your premium payments in one or more mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. The investment portfolios available under your Contract and the portfolio managers are listed on the next page.

     You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

     REPLACING AN EXISTING ANNUITY WITH THE CONTRACT MAY NOT BE BENEFICIAL TO YOU. YOUR EXISTING ANNUITY MAY BE SUBJECT TO FEES OR PENALTIES ON SURRENDER, AND THE CONTRACT MAY HAVE NEW CHARGES.

     This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated May 1, 2003, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN ANY SUBACCOUNT THROUGH A TRUST OR FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY ANY BANK OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

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    THE INVESTMENT PORTFOLIOS AND THE MANAGERS ARE LISTED ON THE NEXT PAGE.
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The investment portfolios available under your Contract and the portfolio managers are:

A I M ADVISORS, INC.
  AIM V.I. Dent Demographic Trends Fund (Class II)

A I M CAPITAL MANAGEMENT, INC.
  ING AIM Mid Cap Growth Portfolio (Class S) (1)

ALLIANCE CAPITAL MANAGEMENT L.P.
  ING Alliance Mid Cap Growth Portfolio (Class S) (1)

BARING INTERNATIONAL INVESTMENT LIMITED
  ING Developing World Portfolio (Class S) (1)
  ING Hard Assets Portfolio (Class S) (1)

CAPITAL GUARDIAN TRUST COMPANY
  ING Capital Guardian Large Cap Value Portfolio (Class S) (1)
  ING Capital Guardian Managed Global Portfolio (Class S) (1)
  ING Capital Guardian Small Cap Portfolio (Class S) (1)

COLUMBIA MANAGEMENT ADVISERS, INC.
  Colonial Small Cap Value Fund (Class B)

EAGLE ASSET MANAGEMENT, INC.
  ING Eagle Asset Value Equity Portfolio (Class S) (1)

FIDELITY(R) MANAGEMENT & RESEARCH CO.
  Fidelity(R)VIP Growth Portfolio (Class S2)
  Fidelity(R)VIP Equity-Income Portfolio (Class S2)
  ING FMR/SM/ Diversified Mid Cap Portfolio (Class S) (1)

GOLDMAN SACHS ASSET MANAGEMENT, L.P.
  ING Goldman Sachs Internet TollkeeperSM Portfolio (Class S) (1) (2)

ING INVESTMENT MANAGEMENT, LLC
  ING Limited Maturity Bond Portfolio (Class S) (1)
  ING Liquid Assets Portfolio (Class S) (1)

ING INVESTMENTS, LLC
  ING International Portfolio (Class S) (1)
  ING VP Bond Portfolio (Class S)
  ING VP Growth Opportunities Portfolio (Service Class)
  ING VP Index Plus LargeCap Portfolio (Class S)
  ING VP MagnaCap Portfolio (Service Class)
  ING VP SmallCap Opportunities Portfolio (Service Class)
  ING VP Worldwide Growth Portfolio (Service Class)

INVESCO FUNDS GROUP, INC.
  INVESCO VIF -- Financial Services Fund
  INVESCO VIF -- Health Sciences Fund
  INVESCO VIF -- Leisure Fund
  INVESCO VIF -- Utilities Fund

J.P. MORGAN FLEMING ASSET MANAGEMENT (LONDON) LTD.
  ING JPMorgan Fleming International Enhanced EAFE Portfolio (Class S) (1)

J.P. MORGAN FLEMING ASSET MANAGEMENT (USA) INC.
  ING JPMorgan Fleming Small Cap Equity Portfolio (Class S) (1)

JANUS CAPITAL MANAGEMENT LLC
  ING Janus Growth and Income Portfolio (Class S) (1)
  ING Janus Special Equity Portfolio (Class S) (1)

JENNISON ASSOCIATES LLC
  ING Jennison Equity Opportunities Portfolio (Class S) (1)
  Jennison Portfolio (Class II) (3)
  SP Jennison International Growth Portfolio (Class II) (3)

MARSICO CAPITAL MANAGEMENT, LLC
  ING Marsico Growth Portfolio (Class S) (1)

MASSACHUSETTS FINANCIAL SERVICES COMPANY
  ING MFS Mid Cap Growth Portfolio (Class S) (1)
  ING MFS Research Portfolio (Class S) (1)
  ING MFS Total Return Portfolio (Class S) (1)

MERCURY ADVISORS
  ING Mercury Focus Value Portfolio (Class S) (1)
  ING Mercury Fundamental Growth Portfolio (Class S) (1)

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
  ING PIMCO Core Bond Portfolio (Class S) (1)
  PIMCO High Yield Portfolio

PIONEER INVESTMENT MANAGEMENT, INC.
  Pioneer Fund VCT Portfolio (Class II)
  Pioneer Mid-Cap Value VCT Portfolio (Class II)

PROFUND ADVISORS LLC
  ProFund VP Bull
  ProFund VP Small-Cap
  ProFund VP Europe 30

SALOMON BROTHERS ASSET MANAGEMENT, INC.
  ING Salomon Brothers All Cap Portfolio (Class S) (1)
  ING Salomon Brothers Investors Portfolio (Class S) (1)

T. ROWE PRICE ASSOCIATES, INC.
  ING T. Rowe Price Equity Income Portfolio (Class S) (1)
  ING T. Rowe Price Capital Appreciation  Portfolio (Class S) (1)

UBS GLOBAL ASSET MANAGEMENT
  ING UBS US Balanced Portfolio (Class S) (1)

VAN KAMPEN
  ING Van Kampen Equity Growth Portfolio (Class S) (1)
  ING Van Kampen Global Franchise Portfolio (Class S) (1)
  ING Van Kampen Real Estate Portfolio (Class S) (1)
  ING Van Kampen Growth and Income Portfolio (Class S) (1)

(1) The investment adviser for this portfolio is Directed Services, Inc. The portfolio manager listed is the sub-adviser. Directed Services, Inc. is an affiliated Company of ING Groep, N.V. Effective May 1, 2003 this fund has changed its name to the name listed above. See Appendix B for a complete list of former and current fund names.
(2)  Internet TollkeeperSM Series is a service mark of Goldman, Sachs & Co.
(3) The investment adviser for this portfolio is Prudential Investments LLC. The portfolio manager listed is the sub-adviser.

The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account B. We refer to the divisions as "subaccounts" and the money you place in the Fixed Account's guaranteed interest periods as "Fixed Interest Allocations" in this prospectus.

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TABLE OF CONTENTS
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                                                    PAGE

Index of Special Terms..............................  ii
Fees and Expenses...................................   2
Condensed Financial Information.....................   6
  Accumulation Unit.................................   6
      The Net Investment Factor.....................   6
  Performance Information...........................   6
  Financial Statements..............................   7
Golden American Life Insurance Company..............   7
Golden American Separate Account B..................   7
The Trusts and Funds................................   8
Covered Funds, Special Funds and Excluded
  Funds  ...........................................  10
Charges and Fees....................................  10
  Charge Deduction Subaccount.......................  10
  Charges Deducted from the Contract Value..........  10
      No Surrender Charge...........................  10
      Premium Taxes.................................  10
      Administrative Charge.........................  11
      Transfer Charge...............................  11
  Charges Deducted from the Subaccounts.............  11
      Mortality and Expense Risk Charge.............  11
      Asset-Based Administrative Charge.............  11
      Earnings Multiplier Benefit Charge............  11
      Optional Rider Charges........................  11
  Trust and Fund Expenses...........................  12
The Annuity Contract................................  12
  Contract Date and Contract Year ..................  12
  Contract Owner....................................  12
  Annuity Start Date................................  14
  Annuitant.........................................  14
  Beneficiary.......................................  14
  Purchase and Availability of the Contract.........  15
  Crediting of Premium Payments.....................  16
  Administrative Procedures.........................  17
  Contract Value....................................  17
  Cash Surrender Value..............................  17
  Addition, Deletion or Substitution of
      Subaccounts...................................  18
  The Fixed Account.................................  18
  Optional Riders...................................  18
      Rider Date....................................  19
      No Cancellation...............................  19
      Termination...................................  19
      Minimum Guaranteed Accumulation
         Benefit Rider..............................  19
      Minimum Guaranteed Income
         Benefit Rider..............................  21
      Minimum Guaranteed Withdrawal
         Benefit Rider..............................  24
  Other Contracts...................................  26
Withdrawals.........................................  29
Transfers Among Your Investments....................  32
Death Benefit Choices...............................  34
  Death Benefit During the Accumulation Phase.......  34
      Standard Death Benefit........................  35
      Enhanced Death Benefit Options................  35
      Earnings Multiplier Benefit Rider.............  37
  Death Benefit During the Income Phase.............  38
  Continuation After Death-- Spouse.................  38
  Continuation After Death-- Not a Spouse...........  38
  Required Distributions Upon Contract
      Owner's Death.................................  38
The Annuity Options.................................  26
Other Contract Provisions...........................  39
Other Information...................................  41
Federal Tax Considerations..........................  42
Statement of Additional Information
  Table of Contents.................................  50
Appendix A
  Condensed Financial Information...................  A1
Appendix B
  The Investment Portfolios.........................  B1
Appendix C
  Fixed Account I...................................  C1
Appendix D
  Fixed Interest Division...........................  D1
Appendix E
  Withdrawal Adjustment for 7% Solution
      Death Benefit Examples........................  E1
Appendix F
  Death Benefits for Pre-2000 or Yr-2000
      Contract Owners...............................  F1
Appendix G
  Death Benefits for Yr-2001 and May-2001
      Contract Owners...............................  G1
Appendix H
  Optional Rider Benefits for Pre-2000 and
      Yr-2000 Contract Owners.......................  H1
Appendix I
  Optional Rider Benefits for Year-2001 and
      May-2001 Contract Owners......................  I1
Appendix J
  Optional Rider Benefits for May-2002
      Contract Owners...............................  J1

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INDEX OF SPECIAL TERMS
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The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

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     SPECIAL TERM                                                PAGE
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     Accumulation Unit                                              6
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     Annual Ratchet Enhanced Death Benefit                         36
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     Annuitant                                                     14
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     Annuity Start Date                                            14
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     Cash Surrender Value                                          17
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     Claim Date
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     Contract Date                                                 12
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     Contract Owner                                                12
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     Contract Value                                                17
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     Contract Year                                                 12
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     Covered Fund                                                  10
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     Earnings Multiplier Benefit                                   37
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     Excluded Fund                                                 10
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     Max 7 Enhanced Death Benefit                                  37
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     Net Investment Factor                                          6
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     Net Rate of Return                                            10
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     Restricted Fund                                                9
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     Rider Date                                                    19
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     7% Solution Enhanced Death Benefit                            36
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     Special Fund                                                  10
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     Standard Death Benefit                                        35
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The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

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     TERM USED IN THIS PROSPECTUS        CORRESPONDING TERM USED IN THE CONTRACT
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     Accumulation Unit Value             Index of Investment Experience
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     Annuity Start Date                  Annuity Commencement Date
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     Contract Owner                      Owner or Certificate Owner
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     Contract Value                      Accumulation Value
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     Transfer Charge                     Excess Allocation Charge
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     Fixed Interest Allocation           Fixed Allocation
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     Free Look Period                    Right to Examine Period
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     Guaranteed Interest Period          Guarantee Period
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     Subaccount(s)                       Division(s)
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     Net Investment Factor               Experience Factor
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     Regular Withdrawals                 Conventional Partial Withdrawals
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     Withdrawals                         Partial Withdrawals
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FEES AND EXPENSES
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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES 1

     Surrender Charge.................................  None

     Transfer Charge 2................................  $25 per transfer, if you make more than 12 transfers in a contract year

     1 If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

     2    We currently do not impose this charge, but may do so in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE 3...............  $40

(We waive this charge if the total of your premium payments is $100,000 or more or if your contract value at the end of a contract year is $100,000 or more.)

SEPARATE ACCOUNT ANNUAL CHARGES 4

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                                                     ENHANCED DEATH BENEFITS
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                                     STANDARD
                                      DEATH      ANNUAL
                                     BENEFIT     RATCHET    7% SOLUTION    MAX 7
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Mortality & Expense Risk Charge 5     1.65%       1.90%         2.00%      2.10%
Asset-Based Administrative Charge     0.15%       0.15%         0.15%      0.15%
                                      -----       -----         -----      -----
    Total                             1.80%       2.05%         2.15%      2.25%
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EARNINGS MULTIPLIER BENEFIT RIDER CHARGE 6

     Quarterly Charge.................................  0.075% of contract value (0.30% annually)

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OPTIONAL RIDER CHARGES 7

  Minimum Guaranteed Accumulation Benefit rider:

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     Waiting Period           Quarterly Charge
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     10 Year                  0.1625% of the MGAB Charge Base 8 (0.65% annually)
     20 Year                  0.1625% of the MGAB Charge Base (0.65% annually)
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  Minimum Guaranteed Income Benefit rider:

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     MGIB Rate                Quarterly Charge
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     7%                       0.1875% of the MGIB Charge Base 9 (0.75% annually)
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  Minimum Guaranteed Withdrawal Benefit rider:

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     Quarterly Charge
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     0.1625% of the MGWB Eligible Payment Amount 10  (0.65% annually)
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     3    We deduct this charge on each contract anniversary and on surrender.

     4 As a percentage of average daily assets in each subaccount. The Separate Account Annual Charges are deducted daily.

     5 Please see Appendix F for the mortality and expense risk charge applicable to Pre-2000 and Yr-2000 contract owners, and Appendix G for the mortality and expense risk charge applicable to Yr-2001 contract owners.

     6 We deduct the rider charge from the subaccounts in which you are invested on each quarterly contract anniversary and pro rata on termination of the Contract; if the value in the subaccounts is insufficient, the rider charge will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

     7 We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

     8 The MGAB Charge Base is the total of premiums added during the two-year period commencing on the rider date if you purchase the rider on the contract date, or, your contract value on the rider date plus premiums added during the two-year period commencing on the rider date if you purchased the rider after the contract date, reduced pro rata for all withdrawals taken while the MGAB rider is in effect, and reduced pro rata for transfers made during the three year period before the MGAB Date. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers may reduce the applicable MGAB Charge Base by more than the amount withdrawn or transferred.

     9 The MGIB Charge Base generally depends on the amount of premiums you pay during the first five contract years after you purchase the rider, when you pay the premiums, less a pro rata deduction for any withdrawal made while the MGIB rider is in effect and accumulated at the MGIB Rate. The MGIB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers between Covered, Special and Excluded Funds may reduce the applicable MGIB Charge Base by more than the amount withdrawn or transferred.

     10 The MGWB Eligible Payment Amount is (i) the total of premiums paid during the two-year period commencing on the rider date if you purchase the rider on the contract date; or (ii) your contract value on the rider date plus subsequent premiums paid during the two-year period commencing on the rider date.

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TRUST OR FUND EXPENSES

The next item shows the minimum and maximum total operating expenses charged by the Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.

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     TOTAL ANNUAL TRUST OR FUND OPERATING EXPENSES 10          MINIMUM   MAXIMUM
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     (expenses that are deducted from Trust or Fund
     assets, including management fees, distribution            0.53%     2.07%
     and/or service (12b-1) fees*, and other expenses):
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     * The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

     10 The minimum and maximum total operating expenses charged by a Trust or Fund including applicable expense reimbursement or fee waiver arrangements would be 0.53% to 1.97%. The expense reimbursement or fee arrangement reflected is expected to continue through December 31, 2003.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds. Specifically, the Example assumes election of the Max 7 Enhanced Death Benefit and election of the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually. The Example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.03% of assets. The Example also assumes you elected an optional benefit rider with the highest cost, an assumed charge of 1.14% annually, where the rider base is equal to the initial premium and increases by 7% annually, and the rider charge is assessed each quarter on a base equal to the hypothetical $10,000 premium increasing at 7% per year. The assumed annual rider charge of 1.14% results from the assumption of a 7% annual increase in the rider base but only a 5% earnings increase in the contract value before expenses. Thus, 1.14% represents an annual charge over the 10-year period which is equivalent to a charge of 0.1875% of rider base per quarter over the same period.

The Example reflects the maximum charges for Yr-2003 contract owners. If you elect different options or are not a Yr-2003 contract owner, your expenses will be lower. The example also takes into account contractual limitations on Trust or Fund expenses that require reimbursement or waiver of expenses, but only for the period of the contractual limitation.

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Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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  If you surrender your contract at the end of the applicable time period:
                1 year            3 years           5 years          10 years
                 $567             $1,717            $2,838            $5,566
 ------- ------------------ ----------------- ---------------- ----------------

Compensation is paid for the sale of the Contracts. For information about this compensation, see "Selling the Contract."

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CONDENSED FINANCIAL INFORMATION
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ACCUMULATION UNIT

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of Golden American Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A -- Condensed Financial Information. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the Contract.

THE NET INVESTMENT FACTOR

The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

     1) We take the net asset value of the subaccount at the end of each business day.

     2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

     3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

     4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from the subaccount.

Calculations for the subaccounts are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

PERFORMANCE INFORMATION

From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

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Except for the Liquid Assets subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. We will base total return figures on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Assets subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming the selection of the Max 7 Enhanced Death Benefit and the MGIB optional benefit rider. YOU SHOULD BE AWARE THAT THERE IS NO GUARANTEE THAT THE LIQUID ASSETS SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL RETURN.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

FINANCIAL STATEMENTS

The statement of assets and liabilities of Separate Account B as of December 31, 2002, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended are included in the Statement of Additional Information.
The consolidated financial statements and schedules of Golden American as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 are included in the Statement of Additional Information.

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GOLDEN AMERICAN LIFE INSURANCE COMPANY
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Golden American Life Insurance Company is a Delaware stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. Golden American is a wholly owned subsidiary

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of Equitable Life Insurance Company of Iowa ("Equitable Life"). Equitable Life is a wholly owned subsidiary of Lion Connecticut Holdings, Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. Golden American is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. Golden American's consolidated financial statements appear in the Statement of Additional Information.

Equitable Life was previously a subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa") which was merged into Lion Connecticut effective December 31, 2002. Lion Connecticut is the holding company for Equitable Life, Directed Services, Inc., the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, LLC, portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively. ING also owns Baring International Investment Limited, another portfolio manager of the ING Investors Trust.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

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GOLDEN AMERICAN SEPARATE ACCOUNT B
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Golden American Separate Account B ("Separate Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 as amended (the "1940 Act"). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

Note: We currently offer other variable annuity contracts that invest in Separate Account B, but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."

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THE TRUSTS AND FUNDS
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Investment portfolios of the following Trusts and Funds are currently available under your Contract.

The ING Investors Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity and variable life insurance policies offered by Golden American and other affiliated insurance companies. The ING Investors Trust may also sell its shares to separate accounts of insurance companies not affiliated with Golden American and to certain qualified pension and retirement plans. The address of the ING Investors Trust is 1475 Dunwoody Drive, West Chester, PA 19380.

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The AIM Variable Insurance Funds is also a mutual fund whose shares are available to separate accounts of life insurance companies, including Golden American. The address of AIM Variable Insurance Funds is 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173.

Fidelity Variable Insurance Products Fund is also a mutual fund which offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II is located at 82 Devonshire Street, Boston, MA 02109.

ING Variable Insurance Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of ING Variable Insurance Trust is 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004.

ING Variable Products Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of ING Variable Products Trust is 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004.

ING Variable Product Portfolios is a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of ING Variable Product Portfolios is 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004.

INVESCO Variable Investment Funds, Inc. is a mutual fund whose shares are available to separate accounts of life insurance companies, including Golden American. The address of the INVESCO Variable Investment Funds, Inc. is 7800 East Union Avenue, Denver, CO 80237.

The PIMCO Variable Insurance Trust is a mutual fund whose shares are available to separate accounts of insurance companies, including Golden American, for both variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The address of the PIMCO Variable Insurance Trust is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

The Pioneer Variable Contracts Trust is a mutual fund whose shares are available to separate accounts of life insurance companies, including Golden American. The address of Pioneer Variable Contracts Trust is 60 State Street, Boston, MA 02109.

The ProFunds is a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of ProFunds is 3435 Stelzer Road, Suite 1000, PO Box 182100, Columbus, OH 43218-2000.

The Prudential Series Fund, Inc. is a mutual fund whose shares are available to separate accounts funding variable annuity and variable life insurance polices offered by The Prudential Insurance Company of America, its affiliated insurers and other life insurance companies not affiliated with Prudential, including Golden American. The address of the Prudential Series Fund is 751 Broad Street, Newark, NJ 07102.

YOU WILL FIND MORE DETAILED INFORMATION ABOUT THE TRUSTS AND FUNDS IN APPENDIX B -- THE INVESTMENT PORTFOLIOS. A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH TRUST OR FUND MAY BE OBTAINED BY CALLING OUR CUSTOMER SERVICE CENTER AT 800-366-0066. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

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RESTRICTED FUNDS
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We may, with 30 days notice to you, designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may also change the limitations on existing contracts with respect to new premiums added to investment portfolios and with respect to new transfers to investment portfolios. We may establish any limitations, at our discretion, as a percentage of premium or contract value, or as a specified dollar amount, and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. If we designate an investment option as a Restricted Fund or set applicable limitations, such change will apply only to transactions made after the designation.

We limit your investment in the Restricted Funds on an aggregate basis for all Restricted Funds and for each individual Restricted Fund. Currently, we limit an investment in Restricted Funds to the following limitations: no more than $999,999,999, and no more than 30 percent of contract value. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Funds has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Funds. However, if the contract value in the Restricted Funds exceeds the aggregate limit, if you take a withdrawal, it must come from either the Restricted Funds or pro rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will not permit a transfer to the Restricted Funds if it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the multiple reallocations lower the percentage of total contract value in Restricted Funds, we will permit the reallocation even if the percentage of contract value in a Restricted Fund is greater than its limit.

Please see "Withdrawals" and "Transfers Among Your Investments" in this prospectus for more information on the effect of Restricted Funds.

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COVERED FUNDS, SPECIAL FUNDS AND EXCLUDED FUNDS
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For purposes of determining death benefits and benefits under the optional benefit riders (but not the earnings multiplier benefit rider), we assign the investment options to one of three categories of funds. The categories are:

     1)   Covered Funds;

     2)   Special Funds; and

     3)   Excluded Funds.

Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the death benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to Excluded Funds do not participate in any guaranteed benefits, due to their potential for volatility. No investment options are currently designated as Excluded Funds.

Designation of investment options under these categories may vary by benefit. For example, we may designate an investment option a Special Fund for purposes of calculating a benefit under an optional

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benefit rider, but not a death benefit, or for calculating one death benefit and not another. We may, with 30 days notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option.

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CHARGES AND FEES
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We deduct the Contract charges described below to compensate us for our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. If there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

CHARGE DEDUCTION SUBACCOUNT

You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Assets subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, we will deduct the charges as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE

We deduct the following charges from your contract value:

     NO SURRENDER CHARGE. We do not deduct any surrender charges for withdrawals.

     PREMIUM TAXES. We may charge for state and local premium taxes depending on your state of residence. These taxes can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value (or from the MGIB Base, if exercised) on the annuity start date. However, some jurisdictions impose a premium tax at the time initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract or on the annuity start date.

     ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each Contract anniversary. If you surrender your Contract prior to a Contract anniversary, we deduct an administrative charge when we determine the cash surrender value payable to you. The charge is $40 per Contract. We waive this charge if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more, or under other conditions established by Golden American. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

     TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. The charge will not apply to any transfers due to the election of dollar cost averaging or automatic rebalancing.

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CHARGES DEDUCTED FROM THE SUBACCOUNTS

     MORTALITY AND EXPENSE RISK CHARGE. The amount of the mortality and expense risk charge depends on the death benefit you have elected and on the category of contract owner to which you belong. We deduct the charge each business day based on the assets you have in each subaccount. If there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts.

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                              ANNUAL RATCHET             7% SOLUTION                MAX 7
         STANDARD                 ENHANCED                 ENHANCED               ENHANCED
      DEATH BENEFIT            DEATH BENEFIT            DEATH BENEFIT           DEATH BENEFIT
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               Annual                   Annual                   Annual                   Annual
               Charge                   Charge                   Charge                   Charge
              Expressed                Expressed                Expressed                Expressed
   Annual     as Daily      Annual     as Daily      Annual     as Daily      Annual     as Daily
   Charge       Rate        Charge       Rate        Charge       Rate        Charge       Rate
    1.65%     0.004558%      1.90%     0.005255%      2.00%     0.005535%      2.10%     0.005815%
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Please see appendix F for a description of the mortality and expense risk charges for Pre-2000 and Yr-2000 contract owners and appendix G for Yr-2001 contract owners. See "The Annuity Contract -- Contract Owner Categories." PLEASE RETAIN THIS PROSPECTUS AND THE APPENDIX THAT IS APPLICABLE TO YOU SO YOU WILL HAVE IT FOR FUTURE REFERENCE.

     ASSET-BASED ADMINISTRATIVE CHARGE. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. We deduct the charge from your assets in each subaccount on each business day at the rate of 0.000411% for each day since the previous business day.

     EARNINGS MULTIPLIER BENEFIT CHARGE. Subject to state availability, you may purchase the earnings multiplier benefit rider for a non-qualified Contract either at issue or on the next contract anniversary following the introduction of the benefit in your state, if later. So long as the rider is in effect, we will deduct a separate quarterly charge for the rider through a pro rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccounts, we will deduct the charges from your Fixed Interest Allocations starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date, and so on. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current contract value immediately prior to the surrender or annuitization. The quarterly charge for the earnings multiplier benefit rider is 0.075% (0.30% annually). For a description of the rider, see "Earnings Multiplier Benefit Rider."

     OPTIONAL RIDER CHARGES. In addition to the earnings multiplier benefit rider, subject to state availability, you may purchase one of three optional benefit riders that you may elect at issue. So long as the rider is in effect, we will deduct a separate quarterly charge for each optional benefit rider through a pro rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charges from your Fixed Interest Allocations nearest their maturity date. We deduct each rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. For a description of the riders and the defined terms used in connection with the riders, see "The Annuity Contract -- Optional Riders."

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     MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

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     Waiting Period            Quarterly Charge
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     10 Year                   0.1625% of the MGAB Charge Base  (0.65% annually)
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     20 Year                   0.1625% of the MGAB Charge Base  (0.65% annually)
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     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

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     MGIB Rate                 Quarterly Charge
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     7%                        0.1875% of the MGIB Charge Base  (0.75% annually)
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     MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.1625% (0.65% annually) of the original MGWB Eligible Payment Amount. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount immediately prior to the surrender or annuitization.

Please see the appendix that is applicable to you for the optional rider charges under your Contract.

TRUST AND FUND EXPENSES

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, certain portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and certain portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio. See "Fees and Expenses -- Trust or Fund Expenses."

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THE ANNUITY CONTRACT
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The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and Funds through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account. See Appendix D and the Fixed Account I prospectus for more information on the Fixed Account.

CONTRACT DATE AND CONTRACT YEAR

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

CONTRACT OWNER

You are the contract owner. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

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The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, we will treat this as a change of contract owner for determining the death benefit (likely a taxable event). If no beneficial owner of the trust has been designated, the availability of Enhanced Death Benefits will be based on the age of the annuitant at the time you purchase the Contract.

     CONTRACT OWNER CATEGORIES. There are six categories of contract owners covered by this prospectus. For ease of reference, they are called Pre-2000, Yr-2000, Yr-2001, May-2001, May-2002, and Yr-2003 contract owners. If you are a contract owner, the category of your Contract is indicated on your quarterly statements. If you are unsure which category applies to you, please call our Customer Service Center. The telephone number is (800) 366-0066.

The following is a general description of the categories:

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PRE-2000:      a) all contracts purchased prior to February 1, 2000; b)
               contracts purchased on or after February 1, 2000 which offer three death benefit options (as available in the state of issue at the time of purchase).
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YR-2000:       Contracts purchased on or after February 1, 2000 which offer four death benefit options, including the Max 7 Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit to age 80 (as
               available in the state of issue at the time of purchase).
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YR-2001:       Contracts purchased on or after January 2, 2001 which offer four death benefit options, including the Annual Ratchet Enhanced
               Death Benefit to age 90, and under which the determination of benefits when there are allocations to Special Funds is based on the better of the original Yr-2001 benefit calculation and the
               Special Funds "floor" (as available in the state of issue at the time of purchase).
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MAY-2001:      Contracts purchased on or after May 1, 2001, which offer four death benefit options, including the Annual Ratchet Enhanced
               Death Benefit to age 90, offer an earnings multiplier benefit option, and under which the determination of benefits when there are allocations to Special Funds is based on the better of the original May-2001 benefit calculation and the Special Funds
               "floor" (as available in the state of issue at the time of purchase).
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MAY-2002:      Contracts purchased on or after May 1, 2002, which offer four death benefit options, including the Annual Ratchet Enhanced
               Death Benefit to age 90, offer an earnings multiplier benefit option, and under which the determination of benefits when there are allocations to Special Funds is the same as the Special Funds
               "floor," but all withdrawals are pro rata (as available in the state of issue at the time of purchase).
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YR-2003:       Contracts purchased on or after February 4, 2003 which have the same death benefits and living benefits as May-2002 Contracts, but have a different calculation of the Minimum Guaranteed Income
               Benefit and higher charges for all three living benefit optional riders.
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A description of benefits and charges for Pre-2000, Yr-2000, Yr-2001, May- 2001 and May 2002 contract owners is included in the appendices to this prospectus, to the extent they differ from those described in this prospectus for Yr-2003 contract owners. PLEASE RETAIN THIS PROSPECTUS AND THE APPENDIX THAT IS APPLICABLE TO YOU SO YOU WILL HAVE IT FOR FUTURE REFERENCE.

     JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the Standard Death Benefit option. The earnings multiplier benefit rider is not available when there are joint owners.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See "Change of Contract Owner or Beneficiary" below. If you have elected an Enhanced Death Benefit, and you add a joint owner, the Enhanced Death Benefit from the date of change will end. If the older joint owner is attained age 85 or under, the Standard Death Benefit will apply. If the older joint owner is attained age 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. If you elected the earnings multiplier benefit rider, it will terminate if you add a joint owner. Note that returning a Contract to single owner status will not restore any Enhanced Death Benefit or the earnings multiplier benefit. Unless otherwise specified, the term "age" when used for joint owners shall mean the age of the oldest owner.

ANNUITY START DATE

The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

ANNUITANT

The annuitant is the person designated by you to be the measuring life in determining annuity payments. You are the annuitant unless you name another annuitant in the application. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. You may not change the annuitant after the Contract is in effect.

If the contract owner is an individual, and the annuitant dies before the annuity start date and you have named a contingent annuitant, the contingent annuitant becomes the annuitant. If the annuitant dies before the annuity start date and there is no contingent annuitant, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

If the contract owner is not an individual, and the annuitant dies before the annuity start date, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if you are not an individual.

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BENEFICIARY

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, we pay the death benefit proceeds to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

     CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the contract, the amount of the earnings multiplier benefit, if applicable, and the continuation of any other optional rider that you have elected. The new owner's age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner's death will determine when a death benefit is payable.

If you have elected the Standard Death Benefit option, the minimum guaranteed death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For the Enhanced Death Benefit options, if the new owner is age 79 or under on the date that ownership changes, the minimum guaranteed death benefit will continue. If the new owner is age 80 to 85, the Enhanced Death Benefit will end, and the death benefit will become the Standard Death Benefit. For all death benefit options, 1) if the new owner's attained age is 86 or over on the date of the ownership change, or 2) if the new owner is not an individual (other than a trust for the benefit of the owner or annuitant), the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore any Enhanced Death Benefits.

If you have elected the earnings multiplier benefit rider, and the new owner is under age 76, the rider will continue. The benefit will be adjusted to reflect the attained age of the new owner as the issue age. We will use the Maximum Base and Benefit Base percentages in effect on the original rider date to calculate the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the earnings multiplier benefit rider, the new owner may not add the rider upon the change of ownership. If you have elected another optional rider, the rider will terminate upon a change of ownership.

A change of owner likely has tax consequences. See "Federal Tax Considerations" in this prospectus.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. You may also restrict a beneficiary's right to elect an annuity option or receive a lump sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to our Customer Service Center. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

PURCHASE AND AVAILABILITY OF THE CONTRACT

We will issue a Contract only if both the annuitant and the contract owner are age 90 or younger.

The initial premium payment must be $10,000 or more ($1,500 for qualified Contracts). You may make additional payments of $500 or more ($50 for qualified Contracts) at any time after the free look period before you turn age 85. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain

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group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval. The Contract may not be available to all ages through all broker dealers.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. YOU SHOULD NOT BUY THIS CONTRACT: (I) IF YOU ARE LOOKING FOR A SHORT-TERM INVESTMENT; (II) IF YOU CANNOT RISK GETTING BACK LESS MONEY THAN YOU PUT IN; OR (III) IF YOUR ASSETS ARE IN A PLAN WHICH PROVIDES FOR TAX-DEFERRAL AND YOU SEE NO OTHER REASON TO PURCHASE THIS CONTRACT.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See "Fees and Expenses" in this prospectus. IF YOU ARE CONSIDERING AN ENHANCED DEATH BENEFIT OPTION AND/OR THE EARNINGS MULTIPLIER BENEFIT RIDER AND YOUR CONTRACT WILL BE AN IRA, SEE "TAXATION OF QUALIFIED CONTRACTS -- INDIVIDUAL RETIREMENT ANNUITIES" AND "TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT" IN THIS PROSPECTUS.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs. If you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

CREDITING OF PREMIUM PAYMENTS

We will process your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account B, we will credit the payment at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account B specified by you within 2 business days.

We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account B at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number

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of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

     1) If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid.

     2) If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with an Application Acknowledgement Statement for your execution. Until our Customer Service Center receives the executed Application Acknowledgement Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Liquid Assets subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

ADMINISTRATIVE PROCEDURES

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements.

CONTRACT VALUE

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (i) the contract value in the Fixed Interest Allocations, and (ii) the contract value in each subaccount in which you are invested.

     CONTRACT VALUE IN FIXED INTEREST ALLOCATIONS. The contract value in your Fixed Interest Allocation is the sum of premium payments allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment

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applied to such withdrawal), contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

     CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Assets subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

     1) We take the contract value in the subaccount at the end of the preceding business day.

     2) We multiply (1) by the subaccount's Net Rate of Return since the preceding business day.

     3)   We add (1) and (2).

     4) We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.

     5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees (including any rider charges) and premium taxes.

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. See Appendix C and the Fixed Account I prospectus for a description of the calculation of the surrender value under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, adjust for any Market Value Adjustment, and then we deduct any charge for premium taxes, the annual contract administrative fee (unless waived), any optional benefit rider charge, and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE

You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at our Customer Service Center. After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Assets subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

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We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs, or if you have other outstanding instructions and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces. We will provide you with written notice before we make these changes.

We reserve the right to: (i) deregister Separate Account B under the 1940 Act;
(ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts.

We will provide you with written notice before we make any of these changes.

THE FIXED ACCOUNT

The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See Appendix C and the Fixed Account I prospectus for more information.

OPTIONAL RIDERS

Subject to state availability, you may elect one of the three optional benefit riders discussed below. YOU MAY ADD ONLY ONE OF THESE THREE RIDERS TO YOUR CONTRACT. Each rider has a separate charge. Once elected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract. Please see "Charges and Fees -- Optional Rider Charges" for information on rider charges.

The following describes the optional riders for Contracts in the Yr-2003 category. A description of the optional rider benefits for all other contract owners is included in the appendices to this prospectus, to the extent they differ from those described in the prospectus for Yr-2003 Contract owners. Please retain this prospectus and the appendix that is applicable to you so you will have it for future reference.

THE OPTIONAL RIDERS MAY NOT BE AVAILABLE FOR ALL INVESTORS. YOU SHOULD ANALYZE EACH RIDER THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE YOU SELECT ONE. THE OPTIONAL RIDERS DO NOT GUARANTEE ANY RETURN OF PRINCIPAL OR PREMIUM PAYMENTS AND DO NOT GUARANTEE PERFORMANCE OF ANY SPECIFIC INVESTMENT PORTFOLIO UNDER THE CONTRACT. YOU SHOULD CONSULT A QUALIFIED FINANCIAL ADVISER IN EVALUATING THE RIDERS.

THE OPTIONAL RIDERS MAY NOT BE APPROVED IN ALL STATES. CHECK WITH OUR CUSTOMER SERVICE CENTER FOR AVAILABILITY IN YOUR STATE. THE TELEPHONE NUMBER IS (800) 366-0066.

RIDER DATE. The rider date is the date an optional benefit rider becomes effective. The rider date is also the contract date if you purchase the rider when the Contract is issued.

NO CANCELLATION. Once you purchase a rider, you may not cancel it unless you cancel the Contract during the Contract's free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel any rider. Once the Contract continues beyond the free look period, you may not cancel the rider, except for a one-time right to cancel the twenty-year option of the Minimum Guaranteed Accumulation Benefit rider under specified conditions. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

TERMINATION. The optional riders are "living benefits," which means the guaranteed benefits offered by the riders are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate if you:

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     o annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or

     o die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The optional riders will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances which may cause a particular optional rider to terminate automatically are discussed below with each rider.

MINIMUM GUARANTEED ACCUMULATION BENEFIT RIDER (MGAB). The MGAB rider is an optional benefit which provides you with an MGAB intended to guarantee a minimum contract value at the end of a specified waiting period. Only premiums added to your Contract during the first two-year period after your rider date are included in the MGAB Base. Any additional premium payments added after the second rider anniversary are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

The MGAB is a one-time adjustment to your contract value if your contract value on the MGAB Date is less than a specified amount. The MGAB Date is the next business day after the applicable waiting period. We calculate your Minimum Guaranteed Accumulation Benefit on this date. The MGAB rider may offer you protection if your Contract loses value during the MGAB waiting period. For a discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges."

The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and, other than for allocations to Excluded Funds and certain transfers, guarantees that your contract value at the end of ten years will at least equal your initial premium payment, reduced pro rata for withdrawals. Transfers made within 3 years prior to the MGAB Date will also reduce the MGAB Base pro rata. The twenty-year option has a waiting period of twenty years and, other than allocations to Special Funds or Excluded Funds, guarantees that your contract value at the end of twenty years will at least equal two times your initial premium payment, reduced pro rata for withdrawals and reduced for transfers made within 3 years prior to the MGAB Date. If you add the 20 year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special or Excluded Funds, may prevent the MGAB Base from doubling over the waiting period.

     CALCULATING THE MGAB. We calculate your MGAB as follows:

     1) WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

          The MGAB Base is tracked separately for Covered, Special and Excluded Funds, based on the initial allocation of premium (or contract value), subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Date. The aggregate MGAB Base equals the sum of:

          a)   the MGAB Base allocated to Covered Funds;

          b)   the MGAB Base allocated to Special Funds; and

          c) the LESSER OF the contract value allocated to Excluded Funds or MGAB Base allocated to Excluded Funds.

          No investment options are currently designated as Special Funds for the ten-year MGAB. For contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds for the twenty-year MGAB: the ING Liquid Assets Portfolio; the ING Limited

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          Maturity Bond Portfolio; the ING VP Bond Portfolio; the ING Core Bond Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account. For contracts issued prior to May 1, 2003, the ING VP Bond Portfolio and the ING Core Bond Portfolio are not designated as Special Funds. No investment options are currently designated as Excluded Funds.

          The MGAB Base for both the Covered Funds and the Excluded Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers, accumulated until the MGAB Date at 0% for the ten-year MGAB and 3.5265% for the twenty-year MGAB.

          The MGAB Base for Special Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers. There is no accumulation of MGAB Base for Special Funds for either the ten-year or twenty-year MGAB.

          If you purchased the MGAB optional benefit rider after the contract date, your MGAB Base equals your allocated contract value, plus premiums added during the two-year period after your rider date, accumulated at the appropriate MGAB rate described above, and adjusted for withdrawals and transfers.

          We use the MGAB Charge Base to determine the periodic MGAB rider charges. The MGAB Charge Base equals the eligible premiums, adjusted for subsequent withdrawals and transfers, as allocated by fund category. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, and separate rates may apply to each. Currently, the same deduction method and rate apply to all categories.

          Withdrawals reduce the MGAB Base and MGAB Charge Base on a pro rata basis. The percentage reduction in the MGAB Base and MGAB Charge Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal.

          Net Transfers from Covered Funds or Special Funds to Excluded Funds reduce the MGAB Base and MGAB Charge Base allocated to Covered Funds or Special Funds on a pro rata basis. Any resulting increase in MGAB Base and MGAB Charge Base allocated to Excluded Funds will equal the reduction in the MGAB Base and MGAB Charge Base allocated to Covered Funds or Special Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.

          Net Transfers from Excluded Funds to other funds reduce the MGAB Base and MGAB Charge Base allocated to Excluded Funds on a pro rata basis. The resulting increase in MGAB Base and MGAB Charge Base allocated to other funds will equal the LESSER OF the contract value transferred and the change in the MGAB Base and MGAB Charge Base allocated to Excluded Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.

          Any transfer within 3 years of the MGAB Date (regardless of the funds involved) reduces the MGAB Base and MGAB Charge Base for Covered, Special or Excluded Funds, as applicable, on a pro rata basis, based on the percentage of contract value transferred, without any corresponding increase.

     2) WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB DATE FROM YOUR AGGREGATE MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

     3) ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it on the MGAB Date to the subaccounts in which you are invested pro rata based on the proportion of your contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Date, we will allocate the MGAB to the Liquid Assets subaccount on your behalf. After we credit the MGAB, the amount of your annuity income, cash surrender value and

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          death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

     PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the rider date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

     THE MGAB DATE. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Date is your 10th contract anniversary for the ten-year option or 20th contract anniversary for the twenty-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Date will be the first contract anniversary occurring after 10 years (for the ten-year option) or 20 years (for the twenty-year option) after the rider date. The MGAB rider is not available if the MGAB Date would fall beyond the latest annuity start date.

     CANCELLATION. If you elected the twenty-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. If you purchased the MGAB rider during the 30-day period following the contract date, your one-time right to cancel the rider occurs on the tenth anniversary of your contract date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If you terminate the MGAB rider before the MGAB Date, we will not credit you with the MGAB and we will assess the pro rata portion of the MGAB rider charge for the current quarter.

     NOTIFICATION. We will report any crediting of the MGAB in your first quarterly statement following the MGAB Date.

MINIMUM GUARANTEED INCOME BENEFIT RIDER (MGIB). The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB. For contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds for purposes of calculating the MGIB: the ING Liquid Assets Portfolio, the ING Limited Maturity Bond Portfolio, the ING VP Bond Portfolio, the ING Core Bond Portfolio, the Fixed Account, the Fixed Interest Division and the TSA Special Fixed Account. For contracts issued prior to May 1, 2003, the ING VP Bond Portfolio and the ING Core Bond Portfolio are not designated as Special Funds.

The MGIB Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rate is an annual effective rate.

For a discussion of the charges we deduct under the MGIB rider, see "Charges and Fees -- Optional Rider Charges."

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:

     1) your annuity income based on your contract value adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account I prospectus) on the MGIB Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

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     2) your annuity income based on your contract value adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account I prospectus) on the MGIB Date applied to the then-current income factors in effect for the annuity option you selected; or

     3) the MGIB annuity income based on your MGIB Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Base for any premium tax recovery and Market Value Adjustment (see Appendix C and the Fixed Account I prospectus) that would otherwise apply at annuitization.

The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

The MGIB Benefit Base is only a calculation used to determine the MGIB annuity income. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB Base.

The MGIB Benefit Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value) and credits, and subsequently allocated eligible premiums and any credits we add, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Date.

     DETERMINING THE MGIB CHARGE BASE: The MGIB Charge Base is the greater of the MGIB Rollup Base and the MGIB Ratchet Base.

     (i) The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

          (a)  is the MGIB Rollup Base for Covered Funds;

          (b)  is the MGIB Rollup Base for Special Funds;

          (c)  is the MGIB Rollup Base for Excluded Funds; and

     (ii) The MGIB Ratchet Base is equal to the sum of (a) and (b) where:

          (a)  is the MGIB Ratchet Base for Covered and Special Funds; and

          (b)  is the MGIB Ratchet Base for Excluded Funds.

     DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Date, we calculate your MGIB annuity income as follows:

     1) WE FIRST DETERMINE YOUR MGIB BENEFIT BASE: The MGIB Benefit Base is equal to the greater of the MGIB Rollup Benefit Base and the MGIB Ratchet Benefit Base.

          (i) The MGIB Rollup Benefit Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

               (a)  is the MGIB Rollup Base for Covered Funds;

               (b)  is the MGIB Rollup Base for Special Funds;

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               (c)  is the contract value allocated to Excluded Funds; and

          (ii) The MGIB Ratchet Benefit Base is equal to the sum of (a) and (b) where:

               (a)  is the MGIB Ratchet Base for Covered and Special Funds; and

               (b)  is the contract value allocated to Excluded Funds.

          The Maximum MGIB Base is 300% of eligible premiums and credits adjusted pro-rata for withdrawals. The Maximum MGIB Base is not allocated by Fund category and credits.

          a)   CALCULATION OF MGIB ROLLUP BENEFIT BASE

               THE MGIB ROLLUP BASE ALLOCATED TO COVERED FUNDS equals the eligible premiums and credits allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rollup Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit Base reaching the Maximum MGIB Base, and at 0% thereafter.

               THE MGIB ROLLUP BASE ALLOCATED TO SPECIAL FUNDS equals the eligible premiums and credits allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. THERE IS NO ACCUMULATION OF MGIB ROLLUP BASE ALLOCATED TO SPECIAL FUNDS.

               THE MGIB ROLLUP BASE ALLOCATED TO EXCLUDED FUNDS equals the eligible premiums and credits allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit Base reaching the Maximum MGIB Base, and at 0% thereafter. THE MGIB ROLLUP BASE ALLOCATED TO EXCLUDED FUNDS IS USED ONLY FOR TRANSFER ADJUSTMENTS AND RIDER CHARGES. IT IS NOT USED TO DETERMINE BENEFITS.

               Eligible premiums and credits are those added more than 5 years before the earliest MGIB Benefit Date. Premiums paid and credits after that are excluded from the MGIB Rollup Base.

               The MGIB Rollup Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rollup Rate is an annual effective rate.

               Withdrawals reduce the MGIB Rollup Base on a pro-rata basis. The percentage reduction in the MGIB Rollup Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGIB Rollup Base in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the MGIB Rollup Base in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal.

               Net transfers from Covered Funds will reduce the MGIB Rollup Base allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Covered Funds.

               Net transfers from Special Funds will reduce the MGIB Rollup Base allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Special Funds.

               Net transfers from Excluded Funds will reduce the MGIB Rollup Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the net

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               contract value transferred and the change in the MGIB Rollup Base allocated to Excluded Funds.

          b)   CALCULATION OF MGIB RATCHET BENEFIT BASE

               The MGIB RATCHET BASE FOR COVERED FUNDS AND SPECIAL FUNDS equals:

               o on the rider date, eligible premiums plus credits, or the contract value, if applicable, allocated to Covered Funds and Special Funds;

               o on each "quarterly anniversary date" prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds and Special Funds is set equal to the greater of :

                    1) the current contract value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and

                    2) the MGIB Ratchet Base for Covered Funds and Special Funds from the most recent prior quarterly anniversary date, adjusted for any new eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

               o at other times, the MGIB Ratchet Base for Covered Funds and Special Funds is the MGIB Ratchet Base from the prior quarterly anniversary date, adjusted for subsequent eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

          The MGIB RATCHET BASE FOR EXCLUDED FUNDS is calculated the same as for Covered Funds and Special Funds, but for premiums, credits, allocations, withdrawals or transfers attributable to Excluded Funds.

          Effect of Transfers on MGIB Ratchet Base:

          Net transfers from Covered or Special Funds to Excluded Funds will reduce the MGIB Ratchet Base allocated to Covered and Special Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Excluded Funds will equal the reduction in the MGIB Ratchet Base allocated to Covered and Special Funds.

          Net transfers from Excluded Funds to Covered or Special Funds will reduce the MGIB Ratchet Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Covered and Special Funds will equal the lesser of the net contract value transferred and the change in the MGIB Ratchet Base allocated to Excluded Funds.

          A "quarterly anniversary date" is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month. If the quarterly anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day.

     2) THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT, SURRENDER CHARGE AND PREMIUM TAXES) BY THE INCOME FACTOR, AND THEN DIVIDE BY $1,000.

MGIB INCOME OPTIONS

The following are the MGIB Income Options available under the MGIB Rider:

     a) Income for Life (Single Life or Joint with 100% Survivor) and 10-20 year certain;

     b)   Income for a 20-30 year period certain;

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     c) Any other income plan offered by the Company in conjunction with the MGIB rider on the MGIB Benefit Date.

You may elect to have payments under MGIB Income Options (a) and (b) increase annually at 1%, 2% or 3%.

Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB Income Options available under the Rider. This option may only be exercised on a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The Contract Value will be reduced on a pro rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and rider values.

PLEASE NOTE THAT IF YOU ELECT PARTIAL ANNUITIZATION, INCOME PAYMENTS RECEIVED WILL BE TAXED AS WITHDRAWALS. PLEASE CONSULT YOUR TAX ADVISER BEFORE MAKING THIS ELECTION, AS THE TAXATION OF PARTIAL ANNUITIZATION IS UNCERTAIN.

     PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before you can annuitize under the MGIB rider. This could reduce the MGIB.

     THE MGIB DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

     NO CHANGE OF ANNUITANT. Once you purchase the MGIB rider, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

     NOTIFICATION. On or about 30 days prior to the MGIB Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it. We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN A MORE FAVORABLE STREAM OF INCOME PAYMENTS, AND DIFFERENT TAX CONSEQUENCES, UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER (MGWB). The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero you will receive periodic payments equal to all premium payments paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7%

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of your adjusted Eligible Payment Amount. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see "Charges and Fees -- Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information. Your original Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

     1) your premium payments received during the first two contract years, if you purchased the MGWB rider on the contract date;

     2) otherwise, your contract value on the rider date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the rider date.

     THE MGWB WITHDRAWAL ACCOUNT. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments under the MGWB rider. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount, tracked separately for Covered and Excluded Funds, adjusted for any withdrawals and transfers between Covered and Excluded Funds. THE MGWB WITHDRAWAL ACCOUNT EQUALS THE SUM OF (A) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO COVERED FUNDS, AND (B) THE LESSER OF (I) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO EXCLUDED FUNDS AND
(II) THE CONTRACT VALUE IN EXCLUDED FUNDS. THUS, INVESTING IN THE EXCLUDED FUNDS MAY LIMIT THE MGWB WITHDRAWAL ACCOUNT.

No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal for Covered Funds and pro rata for Excluded Funds, based on the source of the withdrawal. Any withdrawals greater than the 7% per year of the Eligible Payment Amount will cause a reduction in the MGWB Withdrawal Account of the Covered and Excluded Funds, by the proportion that the withdrawal bears to the contract value in Covered and Excluded Funds, respectively, at the time of the withdrawal. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds. Any withdrawals greater than 7% per year of the Eligible Payment Amount will also cause a reduction in the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds or the net contract value transferred.

GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

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     1)   your contract value is greater than zero;

     2)   your MGWB Withdrawal Account is greater than zero;

     3)   you have not reached your latest allowable annuity start date;

     4)   you have not elected to annuitize your Contract; and

     5) you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

     AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

     1)   your MGWB Withdrawal Account is greater than zero;

     2)   you have not reached your latest allowable annuity start date;

     3)   you have not elected to annuitize your Contract; and

     4) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount, until the earliest of (i) your contract's latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner's death.

On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

     DEATH BENEFIT DURING AUTOMATIC PERIODIC BENEFIT STATUS. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

     PURCHASE. To purchase the MGWB rider, you must be age 80 or younger on the rider date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

OTHER CONTRACTS

We offer other variable annuity contracts that also invest in the same portfolios of the Trusts or Funds. These contracts have different charges that could affect their performance, and may offer different

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benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

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WITHDRAWALS
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Except under certain qualified contracts, you may withdraw all or part of your money any time during the accumulation phase and before the death of the contract owner. If you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

If the aggregate percentage cap on allocations to the Restricted Funds has been exceeded, any subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. If a requested withdrawal would cause the percentage cap to be exceeded, the amount of the withdrawal in excess of the cap would be taken pro rata from all variable subaccounts.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Assets subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive.

Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the optional benefit rider is in effect. See "Optional Riders."

We offer the following three withdrawal options:

REGULAR WITHDRAWALS

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal you take from a Fixed Interest Allocation more than 30 days before its maturity date. See Appendix C and the Fixed Account I prospectus for more information on the application of the Market Value Adjustment.

SYSTEMATIC WITHDRAWALS

You may choose to receive automatic systematic withdrawal payments (i) from the contract value in the subaccounts in which you are invested, or (ii) from the interest earned in your Fixed Interest Allocations. You may not elect the systematic withdrawal option if you are taking IRA withdrawals. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro rata basis from all subaccounts in which contract value is invested.

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You decide when you would like systematic payments to start as long as it is at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the 28th day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (i) a fixed dollar amount or (ii) an amount based on a percentage of your contract value. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

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                                  MAXIMUM PERCENTAGE
          FREQUENCY                OF CONTRACT VALUE
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          Monthly                        1.25%
          Quarterly                      3.75%
          Annually                      15.00%
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If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your contract value on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage, consider the Fixed Dollar Systematic Withdrawal Feature discussed below which you may add to your regular fixed dollar systematic withdrawal program.

If your systematic withdrawal is based on a percentage of your contract value and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

We limit systematic withdrawals from Fixed Interest Allocations to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary's lifetime ("stretch"). Stretch payments will be subject to the same limitations as systematic withdrawals, and non-qualified stretch payments will be reported on the same basis as other systematic withdrawals.

     FIXED DOLLAR SYSTEMATIC WITHDRAWAL FEATURE. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any Market Value Adjustments.

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Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to a maximum of 15% of your contract value as determined on the day we receive your election of this feature. We will not recalculate the maximum limit when you make additional premium payments, unless you instruct us to do so. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply any Market Value Adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Internal Revenue Code (the "Code") may exceed the maximum. Such withdrawals are subject to Market Value Adjustments when they exceed the applicable maximum percentage.

IRA WITHDRAWALS

If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. You may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date. If your contract date is after the 28th day of the month, your IRA withdrawal will be made on the 28th day of each month.

You may request us to calculate the amount you are required to withdraw from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

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TRANSFERS AMONG YOUR INVESTMENTS
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Between the end of the free look period and the annuity start date, you may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations. We currently do not charge you for transfers made during a contract year, but reserve the right to charge for each transfer after the twelfth transfer in a contract year. WE ALSO RESERVE THE RIGHT TO LIMIT THE NUMBER OF TRANSFERS YOU MAY MAKE AND MAY OTHERWISE MODIFY OR TERMINATE TRANSFER PRIVILEGES IF REQUIRED BY OUR BUSINESS JUDGMENT OR IN ACCORDANCE WITH APPLICABLE LAW. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Covered Funds, Special Funds and Excluded Funds may negatively impact your death benefit or rider benefits.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds, may also affect your optional rider base. See "The Annuity Contract -- Optional Riders."

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation. To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. We will determine transfer values at the end of the business day on which we receive the transfer request at our Customer Service Center. If we receive your transfer request after 4 p.m. eastern time or the close of regular trading of the New York Stock Exchange, we will make the transfer on the next business day.

Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

TRANSFERS BY THIRD PARTIES

As a convenience to you, we currently allow you to give third parties the right to make transfers on your behalf. However, when the third party makes transfers for many contract owners, the result can be simultaneous transfers involving large amounts of contract values. Such transfers can disrupt the orderly management of the investment portfolios available to the Contract, can result in higher costs to contract owners, and may not be compatible with the long term goals of contract owners. We require third parties making multiple, simultaneous or large volume transfers to execute a third party service agreement with us prior to executing such transfers. Regardless of whether such an agreement is in place, we may at any time exercise our business judgment and limit or discontinue accepting transfers made by a third party. Limits may be based on, among other criteria, the amount of the aggregate trade or the available investment options for which third parties may make trades on behalf of multiple contract owners. We may also limit or discontinue the right to communicate transfers by facsimile, telephone, or email. For example, we currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios be received at our Customer Service Center no later than 3 p.m. eastern time.

We may establish additional procedures or change existing procedures at any time in the exercise of our business judgment.

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DOLLAR COST AVERAGING

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in (i) the Limited Maturity Bond subaccount or the Liquid Assets subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Limited Maturity Bond subaccount, the Liquid Assets subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount. We will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Liquid Assets subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify to which subaccounts you want to transfer the dollar amount of the source account, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in "Appendix B -- The Investment Portfolios." Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

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     o Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then-current allocation of contract value to the Restricted Fund(s) and the then-current value of the amount designated to be transferred to that Restricted Fund(s).

     o Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If you request more than the individual limit be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro rata to the Restricted Funds.

     o Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING

If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. Transfers made pursuant to automatic rebalancing do not count toward the 12 transfer limit on free transfers.

You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above, in this section and in appendix B -- The Investment Portfolios. If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals made on a pro rata basis will not cause the automatic rebalancing program to terminate.

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DEATH BENEFIT CHOICES
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DEATH BENEFIT DURING THE ACCUMULATION PHASE

During the accumulation phase, a death benefit (and earnings multiplier benefit, if elected) is payable when either the contract owner, or the first of joint owners or the annuitant (when a contract owner is not an individual) dies. Assuming you are the contract owner, or the first of joint owners or your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. We calculate the death benefit value as of the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center ("claim date"). If your beneficiary wants to receive the death benefit on a date later than this, it may affect the amount of the benefit payable in the future. The proceeds may be received in a single sum, applied to any of the annuity options, or, if available, paid over the beneficiary's lifetime. (See "Systematic Withdrawals" above). A beneficiary's right to elect an annuity option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death."

THE FOLLOWING DESCRIBES THE DEATH BENEFIT OPTIONS FOR CONTRACT OWNERS IN MAY-2002 AND YR-2003. FOR A DESCRIPTION OF THE CALCULATION OF THE DEATH BENEFITS APPLICABLE UNDER YOUR CONTRACT IF YOU ARE IN A DIFFERENT CATEGORY, PLEASE SEE THE APPLICABLE APPENDIX. PLEASE RETAIN THIS PROSPECTUS AND THE APPENDIX THAT IS APPLICABLE TO YOU SO YOU WILL HAVE IT FOR FUTURE REFERENCE. IF YOU ARE UNSURE OF WHICH CATEGORY APPLIES TO YOU, PLEASE CALL OUR CUSTOMER SERVICE CENTER.

You may choose one of the following Death Benefits: (i) the Standard Death Benefit, (ii) the 7% Solution Enhanced Death Benefit, (iii) the Annual Ratchet Enhanced Death Benefit or (iv) the Max 7 Enhanced Death Benefit. The 7% Solution Enhanced Death Benefit, the Annual Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The Enhanced Death Benefits are available only at the time you purchase your Contract. The Enhanced Death Benefits are not available where a Contract is owned by joint owners. If you do not choose a death benefit, your death benefit will be the Standard Death Benefit.

ONCE YOU CHOOSE A DEATH BENEFIT, YOU CANNOT CHANGE IT. We may stop or suspend offering any of the Enhanced Death Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the Enhanced Death Benefit. The MGWB rider may also affect the death benefit.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

     1)   the contract value; or

     2)   the cash surrender value.

The STANDARD DEATH BENEFIT equals the GREATER of:

     1)   the Base Death Benefit; and

     2) the Standard Minimum Guaranteed Death Benefit ("Standard MGDB") for amounts allocated to Covered Funds plus the contract value allocated to Excluded Funds.

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The Standard MGDB allocated to Covered Funds equals premiums allocated to Covered Funds less pro rata adjustments for any withdrawals and transfers.

The Standard MGDB allocated to Excluded Funds equals premiums allocated to Excluded Funds less pro rata adjustments for any withdrawals and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the Standard MGDB on a pro rata basis. The percentage reduction in the Standard MGDB for each Fund category (i.e. Covered or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The pro rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Standard MGDB.

     o Net transfers from Covered Funds to Excluded Funds will reduce the Standard MGDB in the Covered Funds on a pro rata basis. The increase in the Standard MGDB allocated to Excluded Funds will equal the decrease in the Standard MGDB in Covered Funds.

     o Net transfers from Excluded Funds to Covered Funds will reduce the Standard MGDB in Excluded Funds on a pro rata basis. The increase in the Standard MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the decrease in the Standard MGDB in Excluded Funds.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit or the Enhanced Death Benefit option elected. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund or Excluded Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit.

For the period during which a portion of the contract value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The 7% SOLUTION ENHANCED DEATH BENEFIT is the greater of:

     1)   the Standard Death Benefit; and

     2)   the lesser of:

          a) 3 times all premium payments, adjusted for withdrawals (the "cap"); and

          b) the SUM OF the 7% Solution Minimum Guaranteed Death Benefit ("7% MGDB") allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.

For Contracts issued on or after May 1, 2003, for purposes of calculating the 7% Solution Enhanced Death Benefit, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio, the ING Limited Maturity Bond Portfolio, the ING VP Bond Portfolio, the ING Core Bond Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account. For Contracts issued prior to May 1, 2003, the ING VP Bond Portfolio and the ING Core Bond Portfolio are not designated as Special Funds. No investment options are currently designated as Excluded Funds.

The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

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The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds.

The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the 7% MGDB on a pro rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro rata basis.

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the greater of:

     1)   the Standard Death Benefit; and

     2) the Annual Ratchet Minimum Guaranteed Death Benefit ("Annual Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds.

          No funds are currently designated as Excluded Funds for purposes of the Annual Ratchet MGDB.

The Annual Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Covered Funds will be set to the greater of:

     1) the current contract value in Covered Funds (after deductions occurring as of that date); or

     2) the Annual Ratchet MGDB in Covered Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Covered Funds is equal to the Annual Ratchet MGDB in the Covered Funds from the last contract anniversary, adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

The Annual Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On the contract date, the Annual Ratchet MGDB allocated to Excluded Funds is equal to the premium allocated to Excluded Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Excluded Funds will be set to the greater of:

     1) the current contract value in Excluded Funds (after deductions occurring as of that date); or

     2) the Annual Ratchet MGDB in the Excluded Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Excluded Funds is equal to the Annual Ratchet MGDB in the Excluded Funds from the last contract anniversary, adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

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Withdrawals reduce the Annual Ratchet MGDB on a pro rata basis. The pro rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Net transfers from Covered Funds to Special or Excluded Funds will reduce the 7% MGDB in Covered Funds on a pro-rata basis. The increase in the 7% MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the 7% MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Annual Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Annual Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Annual Ratchet MGDB in Excluded Funds

The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the 7% Solution Enhanced Death Benefit or the Annual Ratchet Enhanced Death Benefit described above. Each Enhanced Death Benefit is determined independently of the other at all times.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

EARNINGS MULTIPLIER BENEFIT RIDER. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for issue ages 75 or under. You may add it at issue of the Contract or, if not yet available in your state, on the next contract anniversary following introduction of the rider in your state. The date on which the rider is added is referred to as the "rider effective date."

If the rider is added at issue, the rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of premiums adjusted for withdrawals ("Maximum Base"). Currently, if added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) the Maximum Base; and ii) the contract value on the claim date minus premiums adjusted for withdrawals. If added after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and ii) the contract value on the claim date minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals. The adjustment to the benefit for withdrawals is pro rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for the earnings multiplier benefit rider and once selected, it may not be revoked. The rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see "Charges and Fees -- Earnings Multiplier Benefit Charge" for a description of the charge.

The rider is available for both non-qualified and qualified contracts. Please see the discussions of possible tax consequences in "Federal Tax
Considerations," "Individual Retirement Annuities," "Taxation of Qualified Contracts," and "Tax Consequences of Enhanced Death Benefit," in this prospectus.

DEATH BENEFIT DURING THE INCOME PHASE

If any contract owner or the annuitant dies after the annuity start date, we will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

CONTINUATION AFTER DEATH -- SPOUSE

If at the contract owner's death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own, the following will apply:

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If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value on that date is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the addition to the Liquid Assets subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit or any living benefit rider values. Any addition to contract value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract elects to continue the contract as his or her own.

The death benefits under each of the available options will continue, based on the surviving spouse's age on the date that ownership changes.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor.

The earnings multiplier benefit rider will continue, if the surviving spouse is eligible based on his or her attained age. If the surviving spouse is older than the maximum rider issue age, the rider will terminate. The Maximum Base and the percentages will be reset based on the adjusted contract value. The calculation of the benefit going forward will be: (i) based on the attained age of the spouse at the time of the ownership change using current values as of that date;
(ii) computed as if the rider were added to the Contract after issue and after the increase; and (iii) based on the Maximum Base and percentages in effect on the original rider date. However, we may permit the surviving spouse to elect to use the then-current Maximum Base and percentages in the benefit calculation.

CONTINUATION AFTER DEATH -- NOT A SPOUSE

If the beneficiary or surviving joint owner is not the spouse of the owner, the contract may continue in force subject to the required distribution rules of the Code. See next section, "Required Distributions Upon Contract Owner's Death."

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Assets subaccount, or its successor.

The death benefit will then terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor. The earnings multiplier benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH

We will not allow any payment of benefits provided under a non-qualified Contract which do not satisfy the requirements of Section 72(s) of the Code.

If any contract owner of a non-qualified contract dies before the annuity start date, we will distribute the death benefit payable to the beneficiary as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such

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beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (i) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (ii) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (iii) all rights and privileges granted by the Contract or allowed by us will belong to the spouse as contract owner of the Contract. We deem the spouse to have made this election if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is not a spouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from an owner's beneficiary who is not a spouse within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from the date of death. We will determine the death benefit as of the date we receive proof of death. Such cash payment will be in full settlement of all our liability under the Contract.

If a contract owner dies after the annuity start date, all of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If a contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.

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THE ANNUITY OPTIONS
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ANNUITIZATION OF YOUR CONTRACT

If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value, adjusted for any applicable Market Value Adjustment, on the annuity start date in accordance with the annuity option you chose. The MGIB annuity benefit may be available if you have purchased the MGIB rider, provided the waiting period and other specified conditions have been met.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

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For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate under applicable law), the total contract value applied to periodic income payments, and the applicable payment rate.

Our approval is needed for any option where:

     1) The person named to receive payment is other than the contract owner or beneficiary;

     2)   The person named is not a natural person, such as a corporation; or

     3) Any income payment would be less than the minimum annuity income payment allowed.

SELECTING THE ANNUITY START DATE

You select the annuity start date, which is the date on which the annuity payments commence. The annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

FREQUENCY OF ANNUITY PAYMENTS

You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

BENEFICIARY RIGHTS

A beneficiary's right to elect an annuity option or receive a lump sum may have been restricted by the contract owner. If so, such options will not be available to the beneficiary.

THE ANNUITY OPTIONS

We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed payments are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

     OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer,

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you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

     OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain, such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount of your Contract. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

     OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

     OPTION 4. ANNUITY PLAN. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

PAYMENT WHEN NAMED PERSON DIES

When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and Golden American. The amounts we will pay are determined as follows:

     1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. We will base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2.

     2) For Option 3, no amounts are payable after both named persons have died.

     3) For Option 4, the annuity option agreement will state the amount we will pay, if any.

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OTHER CONTRACT PROVISIONS
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REPORTS TO CONTRACT OWNERS

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report and in any confirmation notice. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

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SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (i) when the New York Stock Exchange is closed; (ii) when trading on the New York Stock Exchange is restricted; (iii) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B's net assets; or (iv) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

IN CASE OF ERRORS IN YOUR APPLICATION

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought had the age or gender not been misstated.

ASSIGNING THE CONTRACT AS COLLATERAL

You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. We will give you advance notice of such changes.

FREE LOOK

You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the Fixed Account), and (ii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Assets subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request in good order. We determine your contract value at the close of business on the day we void your Contract. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

SPECIAL ARRANGEMENTS

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

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SELLING THE CONTRACT

Our affiliate Directed Services, Inc. ("DSI"), 1475 Dunwoody Dr., West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other Golden American contracts. DSI, a New York corporation, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

DSI does not retain any commissions or compensation paid to it by Golden American for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products. Selling firms are also registered with the SEC and are NASD member firms.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 3.0% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 1.40% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on the firm's practices. Commissions and annual compensation, when combined, could exceed 3.0% of total premium payments.

DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments, and/or a percentage of Contract values.

Affiliated selling firms may include Aeltus Capital, Inc., BancWest Investment Services, Inc., Baring Investment Services, Inc., Compulife Investor Services, Inc., Financial Network Investment Corporation, Financial Northeastern Corporation, Granite Investment Services, Inc. Guaranty Brokerage Services, Inc., IFG Network Securities, Inc., ING America Equities, Inc., ING Barings Corp., ING Brokers Network, LLC, ING Direct Funds Limited, ING DIRECT Securities, Inc., ING Financial Advisers LLC, ING Furman Selz Financial Services LLC, ING Funds Distributor, LLC, ING TT&S (U.S.) Securities, Inc., Investors Financial Group, LLC, Locust Street Securities, Inc., Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc., Systematized Benefits Administrators, Inc., United Variable Services, Inc., VESTAX Securities Corporation, and Washington Square Securities, Inc.

We may also make additional payments to broker/dealers for marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts.

We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered in this prospectus.

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OTHER INFORMATION
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VOTING RIGHTS

We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion.

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STATE REGULATION

We are regulated by the Insurance Department of the State of Delaware. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS

We are not aware of any pending legal proceedings which involve Separate Account B as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

Directed Services, Inc., the principal underwriter and distributor of the contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

LEGAL MATTERS

The legal validity of the Contracts was passed on by Kimberly J. Smith, Assistant Secretary of Golden American.

EXPERTS

The audited consolidated financial statements and schedules of Golden American as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002, and the statement of assets and liabilities of Separate Account B as of December 31, 2002 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, appearing in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing in the SAI and in the Registration Statement, and are included in reliance on such reports given on the authority of such firm as experts in accounting and auditing.

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FEDERAL TAX CONSIDERATIONS
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The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

This summary references enhanced death benefits and earnings multiplier benefits that may not be available under your Contract. Please see your Contract, and "The Annuity Contract -- Optional Riders" and "Death Benefit Choices" in this prospectus.

TYPES OF CONTRACTS: NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled

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to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS

     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for non-qualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Separate Account B, through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. It is possible that these Contract features may exceed the limits imposed by the tax law. If so, you would be treated as the owner of the Separate Account B assets that underlie your Contract and thus subject to current taxation on the income and gains from those assets. While we believe that the Contracts do not give contract owners investment control over Separate Account B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Separate Account B assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts. Qualified Contracts are subject to special rules -- see below.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.

TAXATION OF NON-QUALIFIED CONTRACTS

     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract

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owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     DELAYED ANNUITY STARTING DATE. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the MGWB rider), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. The contract value that applies for this purpose is unclear in some respects. For example, the living benefits provided under the Contract, i.e., the GMAB, GMWB and GMIB, as well as the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     o    made on or after the taxpayer reaches age 59 1/2;

     o    made on or after the death of a contract owner;

     o    attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations, such as those associated with the MGIB benefit, as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity

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payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

     TRANSFERS, ASSIGNMENTS AND EXCHANGES. A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.

     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. PLEASE NOTE THAT REQUIRED MINIMUM DISTRIBUTIONS UNDER QUALIFIED CONTRACTS MAY BE SUBJECT TO SURRENDER CHARGE AND/OR MARKET VALUE ADJUSTMENT, IN ACCORDANCE WITH THE TERMS OF THE CONTRACT. THIS COULD AFFECT THE AMOUNT THAT MUST BE TAKEN FROM THE CONTRACT IN ORDER TO SATISFY REQUIRED MINIMUM DISTRIBUTIONS.

     DIRECT ROLLOVERS. If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed

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from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

     CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

     INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

     DISTRIBUTIONS - IRAS. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

     o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

     o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate one or more of the following:

     o    Start date for distributions;

     o The time period in which all amounts in your account(s) must be distributed; or

     o    Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

     o Over your life or the joint lives of you and your designated beneficiary; or

     o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

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The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2002, your entire balance must be distributed to the designated beneficiary by December 31, 2007. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time-frames:

     o    Over the life of the designated beneficiary; or

     o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

     o December 31 of the calendar year following the calendar year of your death; or

     o December 31 of the calendar year in which you would have attained age 70 1/2.

In lieu of taking a distribution under these rules, a spouse who is the sole beneficiary may elect to treat the account as his or her own IRA. In such case, the surviving spouse will be able to make contributions to the account, make rollovers from the account, and defer taking a distribution until his or her age 70 1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account, makes additional contributions to the account, or fails to take a distribution within the required time period.

     ROTH IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

     DISTRIBUTIONS -- ROTH IRAS. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

     o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

     o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

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If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

     TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Distributions allocable to salary reduction contributions, but not earnings on such contributions, may also be distributed upon hardship. Certain penalties may apply.

     TSAS -- LOANS. Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, and the Code. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

     Any outstanding loan balance impacts the following:

     1) Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

     2) Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

     3)   Riders:

          a) Minimum Guaranteed Income Benefit ("MGIB") Rider. If you exercise the MGIB rider, we reduce the MGIB Base by an amount equal to the ratio of the outstanding loan balance to the contract value multiplied by the MGIB Base.

          b) Minimum Guaranteed Withdrawal Benefit ("MGWB") Rider. The portion of the contract value used to pay off the outstanding loan balance will reduce the MGWB Withdrawal Account. We do not recommend the MGWB rider if loans are contemplated.

          c) Minimum Guaranteed Accumulation Benefit ("MGAB") Rider. Generally, loan repayment periods should not extend into the 3-year period preceding the end of the Waiting Period, because transfers made within such 3-year period reduce the MGAB Base and the MGAB Charge Base pro rata based on the percentage of contract value transferred. Transfers between the TSA Special Fixed Account and the variable accounts will not be excluded from this treatment.

     TSAS -- DISTRIBUTIONS. All distributions from Section 403(b) plans are taxed as received unless either of the following are true:

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     o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account
          (IRA) in accordance with the Tax Code; or

     o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

     Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

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STATEMENT OF ADDITIONAL INFORMATION
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     TABLE OF CONTENTS

     Item
     Introduction
     Description of Golden American Life Insurance Company
     Safekeeping of Assets
     The Administrator
     Independent Auditors
     Distribution of Contracts
     Performance Information
     IRA Partial Withdrawal Option
     Other Information
     Financial Statements of Golden American Life Insurance Company Financial Statements of Separate Account B

PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. SEND THE FORM TO OUR CUSTOMER SERVICE CENTER AT THE ADDRESS SHOWN ON THE PROSPECTUS COVER.

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PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

Please Print or Type:


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                     NAME

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                     SOCIAL SECURITY NUMBER

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                     STREET ADDRESS

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                     CITY, STATE, ZIP

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APPENDIX A
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                         CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2002, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Golden American Separate Account B available under the Contract for the indicated periods.

                                              2002       2001       2000       1999       1998       1997       1996       1995
                                              ----       ----       ----       ----       ----       ----       ----       ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.40%
   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period             $10.99     $10.00 (11)
      AUV at End of Period                    $7.34     $10.99
      Number of Accumulation Units
         Outstanding at End of Period       218,094     16,786

   FIDELITY(R) VIP EQUITY--INCOME
      AUV at Beginning of Period              $9.59     $10.00 (12)
      AUV at End of Period                    $7.83      $9.59
      Number of Accumulation Units
         Outstanding at End of Period       478,395

   FIDELITY(R) VIP GROWTH
      AUV at Beginning of Period              $9.27     $10.00 (12)
      AUV at End of Period                    $6.37      $9.27
      Number of Accumulation Units
         Outstanding at End of Period       523,176

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period             $14.71     $18.92     $21.92     $14.23     $14.31     $11.78     $10.01     $10.00 (1)
      AUV at End of Period                    $9.91     $14.71     $18.92     $21.92     $14.23     $14.31     $11.78     $10.01
      Number of Accumulation Units
         Outstanding at End of Period     2,906,118  3,787,157  4,824,609  2,450,796  1,105,850    554,068    231,567     47,478

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period             $14.64     $17.21     $21.06     $17.01     $15.41     $12.49     $10.00 (3)
      AUV at End of Period                   $10.10     $14.64     $17.21     $21.06     $17.01     $15.41     $12.49
      Number of Accumulation Units
         Outstanding at End of Period     5,368,761  6,450,280  6,881,891  5,870,533  3,297,314    438,636     38,037

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period             $10.02     $10.55     $10.00 (7)
      AUV at End of Period                    $7.53     $10.02     $10.55
      Number of Accumulation Units
         Outstanding at End of Period     4,513,819  3,900,663  2,138,069

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period             $17.54     $20.19     $23.97     $14.88     $11.67     $10.55      $9.53      $9.28 (1)
      AUV at End of Period                   $13.80     $17.54     $20.19     $23.97     $14.88     $11.67     $10.55      $9.53
      Number of Accumulation Units
         Outstanding at End of Period     1,965,666  1,757,559  1,348,844    676,402    610,300    443,665    231,774

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period             $17.87     $18.40     $22.82     $15.37     $12.88     $11.84     $10.00     $10.00 (2)
      AUV at End of Period                   $13.14     $17.87     $18.40     $22.82     $15.37     $12.88     $11.84     $10.00
      Number of Accumulation Units
         Outstanding at End of Period     5,592,680  7,129,680  6,884,892  5,053,919  2,476,498    559,014    227,347         --

   ING DEVELOPING WORLD
      AUV at Beginning of Period              $7.08      $7.58     $11.61      $7.28     $10.00 (6)
      AUV at End of Period                    $6.23      $7.08      $7.58     $11.61      $7.28
      Number of Accumulation Units
         Outstanding at End of Period     1,925,891  2,270,962  2,014,772  2,133,907    417,221

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period             $18.34     $19.46     $18.14     $18.31     $18.28     $14.57     $13.36     $12.41 (1)
      AUV at End of Period                   $15.00     $18.34     $19.46     $18.14     $18.31     $18.28     $14.57     $13.36
      Number of Accumulation Units
         Outstanding at End of Period     2,314,070  2,404,425  2,586,368  1,825,971  1,415,540    469,649    249,994     23,394

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period              $9.09      $9.88     $10.00 (9)
      AUV at End of Period                    $7.23      $9.09      $9.88
      Number of Accumulation Units
         Outstanding at End of Period     1,436,694    685,331    290,230

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period              $7.62     $10.00 (10)
      AUV at End of Period                    $4.65      $7.62
      Number of Accumulation Units
         Outstanding at End of Period       387,486     47,818

   ING HARD ASSETS
      AUV at Beginning of Period             $14.14     $16.32     $17.37     $14.28     $20.57     $19.65     $14.96     $14.71 (1)
      AUV at End of Period                   $14.05     $14.14     $16.32     $17.37     $14.28     $20.57     $19.65     $14.96
      Number of Accumulation Units
         Outstanding at End of Period       575,255    295,871    309,819    355,052    258,034     90,379     43,232      2,847

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period              $8.66     $11.37     $15.57     $10.29      $9.90     $10.28 (5)
      AUV at End of Period                    $7.16      $8.66     $11.37     $15.57     $10.29      $9.90
      Number of Accumulation Units
         Outstanding at End of Period     4,449,069  5,060,321  5,535,477  4,666,041  2,422,075     90,783

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period              $8.87      $9.94     $10.00 (9)
      AUV at End of Period                    $7.05      $8.87      $9.94
      Number of Accumulation Units
         Outstanding at End of Period     1,676,923  1,073,857    274,785

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period              $8.32      $8.89     $10.00 (9)
      AUV at End of Period                    $6.08      $8.32      $8.89
      Number of Accumulation Units
         Outstanding at End of Period       464,522    368,091    121,670

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period             $21.60     $25.17     $30.11     $24.50     $22.05     $17.34     $14.63     $14.23 (1)
      AUV at End of Period                   $15.06     $21.60     $25.17     $30.11     $24.50     $22.05     $17.34     $14.63
      Number of Accumulation Units
         Outstanding at End of Period     2,929,610  3,606,212  3,626,696  2,412,721  1,342,756    312,229    174,592     16,369

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED EAFE
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $8.22
      Number of Accumulation Units
         Outstanding at End of Period        72,898

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $7.85
      Number of Accumulation Units
         Outstanding at End of Period       169,670

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period             $19.06     $17.76     $16.72     $16.77     $15.91     $15.13     $14.71     $14.35 (1)
      AUV at End of Period                   $20.16     $19.06     $17.76     $16.72     $16.77     $15.91     $15.13     $14.71
      Number of Accumulation Units
         Outstanding at End of Period     6,261,694  4,325,602  3,621,501  2,938,050  1,557,946    133,461     46,293     11,834

   ING LIQUID ASSETS
      AUV at Beginning of Period             $15.84     $15.47     $14.79     $14.33     $13.83     $13.35     $12.89     $12.76 (1)
      AUV at End of Period                   $15.84     $15.84     $15.47     $14.79     $14.33     $13.83     $13.35     $12.89
      Number of Accumulation Units
         Outstanding at End of Period    12,089,343 14,053,316 14,214,982 13,701,796  3,587,644    353,076     84,960     62,084

   ING MARSICO GROWTH
      AUV at Beginning of Period             $15.14     $22.02     $28.62     $16.29     $13.03     $11.42     $10.00 (4)
      AUV at End of Period                   $10.52     $15.14     $22.02     $28.62     $16.29     $13.03     $11.42
      Number of Accumulation Units
         Outstanding at End of Period    12,372,395 16,739,731 18,211,995 14,289,972  3,293,705    343,006

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $8.37
      Number of Accumulation Units
         Outstanding at End of Period        93,268

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $7.97
      Number of Accumulation Units
         Outstanding at End of Period        44,773

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period             $31.80     $42.23     $39.59     $22.43     $18.52     $15.70     $13.21     $12.95 (3)
      AUV at End of Period                   $16.05     $31.80     $42.23     $39.59     $22.43     $18.52     $15.70     $13.21
      Number of Accumulation Units
         Outstanding at End of Period     5,485,147  6,612,249  7,313,425  4,873,150  1,905,009    177,125     28,223

   ING MFS RESEARCH
      AUV at Beginning of Period             $20.44     $26.39     $28.04     $22.89     $18.87     $15.93     $13.10     $12.25 (4)
      AUV at End of Period                   $15.14     $20.44     $26.39     $28.04     $22.89     $18.87     $15.93     $13.10
      Number of Accumulation Units
         Outstanding at End of Period     5,913,309  7,316,946  8,149,686  6,431,949  3,902,975    268,126

   ING MFS TOTAL RETURN
      AUV at Beginning of Period             $20.56     $20.75     $18.06     $17.72     $16.10     $13.51     $12.05     $11.41 (4)
      AUV at End of Period                   $19.23     $20.56     $20.75     $18.06     $17.72     $16.10     $13.51     $12.05
      Number of Accumulation Units
         Outstanding at End of Period     9,138,045  9,253,396  9,222,565  8,274,090  3,982,961    286,032

   ING PIMCO CORE BOND
      AUV at Beginning of Period             $11.86     $11.74     $11.79     $13.09     $11.87     $11.96     $11.55     $11.20 (6)
      AUV at End of Period                   $12.71     $11.86     $11.74     $11.79     $13.09     $11.87     $11.96     $11.55
      Number of Accumulation Units
         Outstanding at End of Period     4,410,375  1,669,195  1,224,547    753,003    396,067     10,655

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period             $11.65     $11.59     $10.00 (7)
      AUV at End of Period                    $8.55     $11.65     $11.59
      Number of Accumulation Units
         Outstanding at End of Period     3,519,149  4,280,223  2,182,516

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period             $10.63     $11.26     $10.00 (7)
      AUV at End of Period                    $8.07     $10.63     $11.26
      Number of Accumulation Units
         Outstanding at End of Period     1,177,892    952,473    539,461

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period             $28.22     $26.04     $21.65     $20.53     $19.66     $17.29     $15.07     $14.62 (1)
      AUV at End of Period                   $27.96     $28.22     $26.04     $21.65     $20.53     $19.66     $17.29     $15.07
      Number of Accumulation Units
         Outstanding at End of Period     5,326,018  4,592,780  3,264,322  2,546,589  1,628,158    414,805    173,475     13,988

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period             $23.90     $23.91     $21.47     $21.94     $20.55     $17.75     $16.55     $15.94 (1)
      AUV at End of Period                   $20.45     $23.90     $23.91     $21.47     $21.94     $20.55     $17.75     $16.55
      Number of Accumulation Units
         Outstanding at End of Period     2,796,772  3,366,042  2,309,478  2,014,454    800,490    255,396    150,732     21,073

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $7.82
      Number of Accumulation Units
         Outstanding at End of Period       124,181

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $8.85
      Number of Accumulation Units
         Outstanding at End of Period       220,958

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period             $21.65     $24.94     $25.83     $22.61     $20.09     $15.69     $13.19     $12.12 (1)
      AUV at End of Period                   $18.19     $21.65     $24.94     $25.83     $22.61     $20.09     $15.69     $13.19
      Number of Accumulation Units
         Outstanding at End of Period     6,183,621  7,290,571  8,035,274  7,496,161  4,591,471    853,473    355,191     36,100
   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period             $28.40     $26.64     $20.62     $21.74     $25.48     $21.04     $15.78     $14.91 (1)
      AUV at End of Period                   $28.06     $28.40     $26.64     $20.62     $21.74     $25.48     $21.04     $15.78
      Number of Accumulation Units
         Outstanding at End of Period     1,167,126    887,731  1,006,919    534,577    436,867    135,993     42,710      2,910

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                   $10.64
      Number of Accumulation Units
         Outstanding at End of Period       719,279

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period              $7.79     $10.00 (10)
      AUV at End of Period                    $5.26      $7.79
      Number of Accumulation Units
         Outstanding at End of Period       143,307     82,839

   ING VP MAGNACAP
      AUV at Beginning of Period              $9.35     $10.00 (10)
      AUV at End of Period                    $7.10      $9.35
      Number of Accumulation Units
         Outstanding at End of Period       211,733     38,846

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period              $8.33     $10.00 (10)
      AUV at End of Period                    $4.62      $8.33
      Number of Accumulation Units
         Outstanding at End of Period       774,557    180,638

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period              $7.02      $8.75     $10.00 (8)
      AUV at End of Period                    $5.21      $7.02      $8.75
      Number of Accumulation Units
         Outstanding at End of Period       467,247    306,137    110,552

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period             $10.27     $10.00 (11)
      AUV at End of Period                    $7.65     $10.27
      Number of Accumulation Units
         Outstanding at End of Period       351,424     20,414

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $8.44
      Number of Accumulation Units
         Outstanding at End of Period        69,607

   INVESCO VIF--FINANCIAL SERVICES
      AUV at Beginning of Period              $9.37     $10.00 (11)
      AUV at End of Period                    $7.86      $9.37
      Number of Accumulation Units
         Outstanding at End of Period       584,089     28,966

   INVESCO VIF--UTILITIES
      AUV at Beginning of Period              $8.11     $10.00 (11)
      AUV at End of Period                    $6.37      $8.11
      Number of Accumulation Units
         Outstanding at End of Period       127,145      5,341

   JENNISON PORTFOLIO
      AUV at Beginning of Period              $6.30      $7.85     $10.00 (11)
      AUV at End of Period                    $4.27      $6.30      $7.85
      Number of Accumulation Units
         Outstanding at End of Period     1,009,408  1,264,693    194,916

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period             $10.10     $10.01     $10.24     $10.08     $10.00 (6)
      AUV at End of Period                    $9.84     $10.10     $10.01     $10.24     $10.08
      Number of Accumulation Units
         Outstanding at End of Period     6,193,058  5,836,177  5,140,416  5,053,972  1,630,971

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period             $10.23     $11.72     $13.13     $11.11     $10.00 (6)
      AUV at End of Period                    $8.05     $10.23     $11.72     $13.13     $11.11
      Number of Accumulation Units
         Outstanding at End of Period     4,911,149  5,825,877  6,006,923  4,797,771  1,527,698

   PIONEER FUND VCT
      AUV at Beginning of Period              $9.39     $10.00 (11)
      AUV at End of Period                    $7.47      $9.39
      Number of Accumulation Units
         Outstanding at End of Period       291,461     27,047

   PIONEER MID CAP VALUE
      AUV at Beginning of Period             $10.72     $10.00 (11)
      AUV at End of Period                    $9.36     $10.72
      Number of Accumulation Units
         Outstanding at End of Period       983,243    170,276

   PROFUND VP BULL
      AUV at Beginning of Period              $8.90     $10.00 (10)
      AUV at End of Period                    $6.67      $8.90
      Number of Accumulation Units
         Outstanding at End of Period     1,231,933    805,047

   PROFUND VP EUROPE 30
      AUV at Beginning of Period              $8.27     $10.00 (10)
      AUV at End of Period                    $6.05      $8.27
      Number of Accumulation Units
         Outstanding at End of Period       257,910      8,429

   PROFUND VP SMALL CAP
      AUV at Beginning of Period              $9.43     $10.00 (10)
      AUV at End of Period                    $7.21      $9.43
      Number of Accumulation Units
         Outstanding at End of Period     1,755,936  1,134,989

   SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period              $5.41      $8.56     $10.00 (9)
      AUV at End of Period                    $4.12      $5.41      $8.56
      Number of Accumulation Units
         Outstanding at End of Period       535,933    294,591     65,551

   FOOTNOTES
   (1)  Fund First Available during October 1995
   (2)  Fund First Available during January 1996
   (3)  Fund First Available during September 1996
   (4)  Fund First Available during February 1997
   (5)  Fund First Available during October 1997
   (6)  Fund First Available during May 1998
   (7)  Fund First Available during February 2000
   (8)  Fund First Available during May 2000
   (9)  Fund First Available during October 2000
   (10) Fund First Available during May 2001
   (11) Fund First Available during November 2001
   (12) Fund First Available during May 2002

                                            2002        2001        2000
                                            ----        ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.45%

   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period            $10.99      $10.00 (5)
      AUV at End of Period                   $7.34      $10.99
      Number of Accumulation Units
         Outstanding at End of Period      226,139      23,503

   FIDELITY(R) VIP EQUITY--INCOME
      AUV at Beginning of Period             $9.59      $10.00 (7)
      AUV at End of Period                   $7.83       $9.59
      Number of Accumulation Units
         Outstanding at End of Period      321,872

   FIDELITY(R) VIP GROWTH
      AUV at Beginning of Period             $9.27      $10.00 (7)
      AUV at End of Period                   $6.37       $9.27
      Number of Accumulation Units
         Outstanding at End of Period      534,217


   GALAXY VIP ASSET ALLOCATION
      AUV at Beginning of Period             $9.83      $10.78      $10.52
      AUV at End of Period                   $8.14       $9.83      $10.78
      Number of Accumulation Units
         Outstanding at End of Period       41,974      72,907      70,287


   GALAXY VIP EQUITY FUND
      AUV at Beginning of Period             $9.20      $11.41      $11.52
      AUV at End of Period                   $6.56       $9.20      $11.41
      Number of Accumulation Units
         Outstanding at End of Period       41,998      48,568      46,533

   GALAXY VIP GROWTH & INCOME
      AUV at Beginning of Period            $10.39      $10.98      $10.27
      AUV at End of Period                   $7.55      $10.39      $10.98
      Number of Accumulation Units
         Outstanding at End of Period        6,936       7,205       4,780

   GALAXY VIP QUALITY PLUS BOND
      AUV at Beginning of Period            $11.69      $11.04       $9.95
      AUV at End of Period                  $12.72      $11.69      $11.04
      Number of Accumulation Units
         Outstanding at End of Period        2,441       2,442       2,299

   GALAXY VIP SMALL COMPANY GROWTH
      AUV at Beginning of Period            $13.12      $13.34      $15.07
      AUV at End of Period                   $8.67      $13.12      $13.34
      Number of Accumulation Units
         Outstanding at End of Period        1,318       1,322       1,108

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period            $14.64      $18.85      $21.70 (1)
      AUV at End of Period                   $9.86      $14.64      $18.85
      Number of Accumulation Units
         Outstanding at End of Period    1,870,965   2,160,544   1,797,957

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period            $14.59      $17.17      $20.13 (1)
      AUV at End of Period                  $10.06      $14.59      $17.17
      Number of Accumulation Units
         Outstanding at End of Period    1,918,853   1,780,512   1,239,023

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period            $10.01      $10.54      $10.00 (1)
      AUV at End of Period                   $7.52      $10.01      $10.54
      Number of Accumulation Units
         Outstanding at End of Period    6,465,372   4,561,875   1,537,946

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period            $17.43      $20.08      $22.29 (1)
      AUV at End of Period                  $13.71      $17.43      $20.08
      Number of Accumulation Units
         Outstanding at End of Period    2,246,690   1,775,926     965,140

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period            $17.82      $18.35      $23.69 (1)
      AUV at End of Period                  $13.09      $17.82      $18.35
      Number of Accumulation Units
         Outstanding at End of Period    2,987,431   2,714,045   1,586,595

   ING DEVELOPING WORLD
      AUV at Beginning of Period             $7.07       $7.57      $11.66 (1)
      AUV at End of Period                   $6.22       $7.07       $7.57
      Number of Accumulation Units
         Outstanding at End of Period    1,365,017   1,495,431     760,058

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period            $18.25      $19.38      $17.48 (1)
      AUV at End of Period                  $14.92      $18.25      $19.38
      Number of Accumulation Units
         Outstanding at End of Period    1,201,589     833,753     472,034

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period             $9.09       $9.88      $10.00 (3)
      AUV at End of Period                   $7.22       $9.09       $9.88
      Number of Accumulation Units
         Outstanding at End of Period    1,947,601     959,092     131,431

   ING GET FUND -- SERIES T
      AUV at Beginning of Period            $10.00 (8)
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GET FUND -- SERIES U
      AUV at Beginning of Period            $10.00 (9)
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period             $7.61      $10.00 (4)
      AUV at End of Period                   $4.64       $7.61
      Number of Accumulation Units
         Outstanding at End of Period      519,244      89,535

   ING HARD ASSETS
      AUV at Beginning of Period            $14.03      $16.20      $16.12 (1)
      AUV at End of Period                  $13.94      $14.03      $16.20
      Number of Accumulation Units
         Outstanding at End of Period      436,185     144,214      57,353

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period             $8.70      $11.43      $15.02 (6)
      AUV at End of Period                   $7.19       $8.70      $11.43
      Number of Accumulation Units
         Outstanding at End of Period    1,834,152   1,624,384   1,257,278

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period             $8.87       $9.94      $10.00 (3)
      AUV at End of Period                   $7.04       $8.87       $9.94
      Number of Accumulation Units
         Outstanding at End of Period    2,831,574   1,698,201     170,460

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period             $8.32       $8.89      $10.00 (3)
      AUV at End of Period                   $6.07       $8.32       $8.89
      Number of Accumulation Units
         Outstanding at End of Period      610,059     538,057      76,347

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period            $21.46      $25.03      $29.44 (1)
      AUV at End of Period                  $14.96      $21.46      $25.03
      Number of Accumulation Units
         Outstanding at End of Period    1,951,375   1,862,499   1,210,622

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED EAFE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.22
      Number of Accumulation Units
         Outstanding at End of Period      106,211

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.84
      Number of Accumulation Units
         Outstanding at End of Period      209,858

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period            $18.88      $17.60      $16.56 (1)
      AUV at End of Period                  $19.95      $18.88      $17.60
      Number of Accumulation Units
         Outstanding at End of Period    3,840,533   2,416,706     849,473

   ING LIQUID ASSETS
      AUV at Beginning of Period            $15.67      $15.31      $14.70 (1)
      AUV at End of Period                  $15.66      $15.67      $15.31
      Number of Accumulation Units
         Outstanding at End of Period   10,877,063  12,017,917   7,270,477

   ING MARSICO GROWTH
      AUV at Beginning of Period            $15.10      $21.96      $29.12 (1)
      AUV at End of Period                  $10.48      $15.10      $21.96
      Number of Accumulation Units
         Outstanding at End of Period    5,599,657   6,476,226   4,730,311

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.37
      Number of Accumulation Units
         Outstanding at End of Period       91,571

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.97
      Number of Accumulation Units
         Outstanding at End of Period       27,664

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period            $31.73      $42.16      $38.56 (1)
      AUV at End of Period                  $16.01      $31.73      $42.16
      Number of Accumulation Units
         Outstanding at End of Period    3,084,372   3,144,090   1,992,588

   ING MFS RESEARCH
      AUV at Beginning of Period            $20.35      $26.30      $26.94 (1)
      AUV at End of Period                  $15.07      $20.35      $26.30
      Number of Accumulation Units
         Outstanding at End of Period    2,475,752   2,427,133   1,500,906

   ING MFS TOTAL RETURN
      AUV at Beginning of Period            $20.47      $20.68      $17.46 (1)
      AUV at End of Period                  $19.15      $20.47      $20.68
      Number of Accumulation Units
         Outstanding at End of Period    4,962,123   3,612,214   1,350,560

   ING PIMCO CORE BOND
      AUV at Beginning of Period            $11.81      $11.70      $11.44 (1)
      AUV at End of Period                  $12.65      $11.81      $11.70
      Number of Accumulation Units
         Outstanding at End of Period    4,516,490   1,400,922     381,139

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period            $11.64      $11.59      $10.00 (1)
      AUV at End of Period                   $8.54      $11.64      $11.59
      Number of Accumulation Units
         Outstanding at End of Period    4,205,676   3,977,598   1,200,520

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period            $10.62      $11.26      $10.00 (1)
      AUV at End of Period                   $8.06      $10.62      $11.26
      Number of Accumulation Units
         Outstanding at End of Period    1,674,081   1,224,296     313,828

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period            $27.99      $25.84      $20.89 (1)
      AUV at End of Period                  $27.72      $27.99      $25.84
      Number of Accumulation Units
         Outstanding at End of Period    4,380,117   2,279,908     507,008

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period            $23.71      $23.74      $20.18 (1)
      AUV at End of Period                  $20.28      $23.71      $23.74
      Number of Accumulation Units
         Outstanding at End of Period    2,137,260   1,599,946     470,889

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.82
      Number of Accumulation Units
         Outstanding at End of Period      115,969

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.84
      Number of Accumulation Units
         Outstanding at End of Period      255,201

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period            $21.53     $24.81       $25.53 (1)
      AUV at End of Period                  $18.08     $21.53       $24.81
      Number of Accumulation Units
         Outstanding at End of Period    1,951,607  1,737,220    1,073,372

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period            $28.18     $26.44       $20.64 (1)
      AUV at End of Period                  $27.82     $28.18       $26.44
      Number of Accumulation Units
         Outstanding at End of Period      947,490    414,152      211,380

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                  $10.64
      Number of Accumulation Units
         Outstanding at End of Period      665,314

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period             $7.79      $10.00 (4)
      AUV at End of Period                   $5.26       $7.79
      Number of Accumulation Units
         Outstanding at End of Period      297,926      83,427

   ING VP MAGNACAP
      AUV at Beginning of Period             $9.35      $10.00 (4)
      AUV at End of Period                   $7.10       $9.35
      Number of Accumulation Units
         Outstanding at End of Period      307,643      91,138

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period             $8.33      $10.00 (4)
      AUV at End of Period                   $4.62       $8.33
      Number of Accumulation Units
         Outstanding at End of Period    1,042,746     268,186

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period             $7.02       $8.75      $10.00 (2)
      AUV at End of Period                   $5.20       $7.02       $8.75
      Number of Accumulation Units
         Outstanding at End of Period      859,281     479,640     169,871

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period            $10.27      $10.00 (5)
      AUV at End of Period                   $7.65      $10.27
      Number of Accumulation Units
         Outstanding at End of Period      481,393      38,465

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.44
      Number of Accumulation Units
         Outstanding at End of Period      132,019

   INVESCO VIF--FINANCIAL SERVICES
      AUV at Beginning of Period             $9.36      $10.00 (5)
      AUV at End of Period                   $7.85       $9.36
      Number of Accumulation Units
         Outstanding at End of Period      491,869      37,443

   INVESCO VIF--UTILITIES
      AUV at Beginning of Period             $8.11      $10.00 (5)
      AUV at End of Period                   $6.37       $8.11
      Number of Accumulation Units
         Outstanding at End of Period      152,798       8,161

   JENNISON PORTFOLIO
      AUV at Beginning of Period             $6.29       $7.84      $10.00 (2)
      AUV at End of Period                   $4.27       $6.29       $7.84
      Number of Accumulation Units
         Outstanding at End of Period    1,366,874   1,272,891     242,694

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period            $10.08      $10.00      $10.16 (1)
      AUV at End of Period                   $9.82      $10.08      $10.00
      Number of Accumulation Units
         Outstanding at End of Period    3,925,320   2,641,283     908,512

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period            $10.21      $11.70      $12.52 (1)
      AUV at End of Period                   $8.03      $10.21      $11.70
      Number of Accumulation Units
         Outstanding at End of Period    2,241,996   2,222,192   1,178,840

   PIONEER FUND VCT
      AUV at Beginning of Period             $9.38      $10.00 (5)
      AUV at End of Period                   $7.47       $9.38
      Number of Accumulation Units
         Outstanding at End of Period      295,688       5,663

   PIONEER MID CAP VALUE
      AUV at Beginning of Period            $10.71      $10.00 (5)
      AUV at End of Period                   $9.36      $10.71
      Number of Accumulation Units
         Outstanding at End of Period      728,410      98,183

   PROFUND VP BULL
      AUV at Beginning of Period             $8.89      $10.00 (4)
      AUV at End of Period                   $6.66       $8.89
      Number of Accumulation Units
         Outstanding at End of Period    1,271,888     267,236

   PROFUND VP EUROPE 30
      AUV at Beginning of Period             $8.26      $10.00 (4)
      AUV at End of Period                   $6.05       $8.26
      Number of Accumulation Units
         Outstanding at End of Period    1,365,500     568,994

   PROFUND VP SMALL CAP
      AUV at Beginning of Period             $9.43      $10.00 (4)
      AUV at End of Period                   $7.21       $9.43
      Number of Accumulation Units
         Outstanding at End of Period    1,133,339     403,215

   SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period             $5.41       $8.56      $10.00 (3)
      AUV at End of Period                   $4.11       $5.41       $8.56
      Number of Accumulation Units
         Outstanding at End of Period      519,700     385,101      44,024

   FOOTNOTES
   (1)  Fund First Available during October 1993
   (2)  Fund First Available during January 1995
   (3)  Fund First Available during October 1995
   (4)  Fund First Available during January 1996
   (5)  Fund First Available during September 1996
   (6)  Fund First Available during February 1997
   (7)  Fund First Available during May 1998
   (8)  Fund First Available during October 2000
   (9)  Fund First Available during May 2001

                                              2002       2001       2000       1999       1998       1997       1996       1995
                                              ----       ----       ----       ----       ----       ----       ----       ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.55%
   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period             $10.99     $10.00 (11)
      AUV at End of Period                    $7.33     $10.99
      Number of Accumulation Units
         Outstanding at End of Period        43,074     77,645

   FIDELITY(R) VIP EQUITY--INCOME
      AUV at Beginning of Period              $9.58     $10.00 (12)
      AUV at End of Period                    $7.82      $9.58
      Number of Accumulation Units
         Outstanding at End of Period       185,665

   FIDELITY(R) VIP GROWTH
      AUV at Beginning of Period              $9.27     $10.00 (12)
      AUV at End of Period                    $6.36      $9.27
      Number of Accumulation Units
         Outstanding at End of Period       219,815

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period             $14.57     $18.78     $21.78     $14.16     $14.26     $11.76     $10.01     $10.00 (1)
      AUV at End of Period                    $9.80     $14.57     $18.78     $21.78     $14.16     $14.26     $11.76     $10.01
      Number of Accumulation Units
         Outstanding at End of Period     1,999,022  2,640,192  3,565,531  2,655,079  1,731,615  1,361,070    968,694    152,633

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period             $14.51     $17.09     $20.94     $16.94     $15.36     $12.47     $10.00 (3)
      AUV at End of Period                    $9.99     $14.51     $17.09     $20.94     $16.94     $15.36     $12.47
      Number of Accumulation Units
         Outstanding at End of Period     4,478,808  5,716,524  6,622,519  6,210,698  3,474,460  1,288,333    173,758

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period              $9.99     $10.53     $10.00 (7)
      AUV at End of Period                    $7.50      $9.99     $10.53
      Number of Accumulation Units
         Outstanding at End of Period     2,128,387  1,783,085    770,213

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period             $17.30     $19.94     $23.71     $14.75     $11.58     $10.49      $9.49      $9.24 (1)
      AUV at End of Period                   $13.59     $17.30     $19.94     $23.71     $14.75     $11.58     $10.49      $9.49
      Number of Accumulation Units
         Outstanding at End of Period     2,796,758  3,208,566  3,496,637  3,306,922  3,354,682  2,721,529  1,375,023

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period             $17.71     $18.26     $22.68     $15.30     $12.84     $11.82     $10.00     $10.00 (2)
      AUV at End of Period                   $13.00     $17.71     $18.26     $22.68     $15.30     $12.84     $11.82     $10.00
      Number of Accumulation Units
         Outstanding at End of Period     4,048,976  4,908,965  5,436,275  4,514,345  3,086,639  2,049,765  1,316,663         --

   ING DEVELOPING WORLD
      AUV at Beginning of Period              $7.04      $7.55     $11.58      $7.27     $10.00 (6)
      AUV at End of Period                    $6.19      $7.04      $7.55     $11.58      $7.27
      Number of Accumulation Units
         Outstanding at End of Period     1,372,716  1,610,890    991,863    926,115     82,414

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period             $18.15     $19.29     $18.01     $18.20     $18.20     $14.53     $13.34     $12.40 (1)
      AUV at End of Period                   $14.82     $18.15     $19.29     $18.01     $18.20     $18.20     $14.53     $13.34
      Number of Accumulation Units
         Outstanding at End of Period     2,133,007  2,428,124  2,589,777  2,709,066  2,736,311  1,793,172  1,052,064    179,453

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period              $9.08      $9.87     $10.00 (9)
      AUV at End of Period                    $7.21      $9.08      $9.87
      Number of Accumulation Units
         Outstanding at End of Period       504,098    261,790    185,852

   ING GET FUND -- SERIES T
      AUV at Beginning of Period             $10.00 (13)
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period            --

   ING GET FUND -- SERIES U
      AUV at Beginning of Period             $10.00 (14)
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period            --

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period              $7.61     $10.00 (10)
      AUV at End of Period                    $4.64      $7.61
      Number of Accumulation Units
         Outstanding at End of Period       109,776     36,477

   ING HARD ASSETS
      AUV at Beginning of Period             $13.87     $16.03     $17.09     $14.07     $20.29     $19.42     $14.80     $14.57 (1)
      AUV at End of Period                   $13.76     $13.87     $16.03     $17.09     $14.07     $20.29     $19.42     $14.80
      Number of Accumulation Units
         Outstanding at End of Period       561,650    458,820    598,435    696,930    609,087    637,191    341,711     26,605

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period              $8.65     $11.37     $15.59     $10.32      $9.95     $10.34     $10.00 (5)
      AUV at End of Period                    $7.14      $8.65     $11.37     $15.59     $10.32      $9.95     $10.34
      Number of Accumulation Units
         Outstanding at End of Period     1,745,092  2,043,470  2,474,741  1,959,321    680,861     36,098

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period              $8.86      $9.94     $10.00 (9)
      AUV at End of Period                    $7.03      $8.86      $9.94
      Number of Accumulation Units
         Outstanding at End of Period       719,851    470,484     88,531

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period              $8.31      $8.89     $10.00 (9)
      AUV at End of Period                    $6.06      $8.31      $8.89
      Number of Accumulation Units
         Outstanding at End of Period       162,394    158,129     85,716

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period             $21.28     $24.85     $29.77     $24.26     $21.87     $17.22     $14.55     $14.16 (1)
      AUV at End of Period                   $14.82     $21.28     $24.85     $29.77     $24.26     $21.87     $17.22     $14.55
      Number of Accumulation Units
         Outstanding at End of Period     2,915,536  3,688,603  4,174,489  3,839,680  2,787,732  1,772,316  1,106,359    326,610

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED EAFE
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $8.22
      Number of Accumulation Units
         Outstanding at End of Period        33,208

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $7.84
      Number of Accumulation Units
         Outstanding at End of Period        31,084

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period             $18.69     $17.45     $16.45     $16.52     $15.70     $14.95     $14.56     $14.20 (1)
      AUV at End of Period                   $19.73     $18.69     $17.45     $16.45     $16.52     $15.70     $14.95     $14.56
      Number of Accumulation Units
         Outstanding at End of Period     3,063,485  2,547,141  1,769,356  1,835,681  1,121,401    462,583    349,417    136,553

   ING LIQUID ASSETS
      AUV at Beginning of Period             $15.54     $15.19     $14.55     $14.11     $13.65     $13.19     $12.76     $12.63 (1)
      AUV at End of Period                   $15.51     $15.54     $15.19     $14.55     $14.11     $13.65     $13.19     $12.76
      Number of Accumulation Units
         Outstanding at End of Period     5,577,966  7,210,822  5,535,947  7,668,618  2,964,038  1,132,057    383,231     93,239

   ING MARSICO GROWTH
      AUV at Beginning of Period             $15.01     $21.86     $28.46     $16.22     $12.99     $11.40     $10.00 (4)
      AUV at End of Period                   $10.41     $15.01     $21.86     $28.46     $16.22     $12.99     $11.40
      Number of Accumulation Units
         Outstanding at End of Period     8,151,064 11,192,041 13,563,138 11,168,535  2,452,150    763,169

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $8.36
      Number of Accumulation Units
         Outstanding at End of Period        69,302

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $7.97
      Number of Accumulation Units
         Outstanding at End of Period        18,057

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period             $31.50     $41.89     $39.34     $22.31     $18.45     $15.66     $13.19     $12.93 (3)
      AUV at End of Period                   $15.88     $31.50     $41.89     $39.34     $22.31     $18.45     $15.66     $13.19
      Number of Accumulation Units
         Outstanding at End of Period     3,781,798  4,965,396  5,926,553  3,717,261  1,527,665    518,640     56,163

   ING MFS RESEARCH
      AUV at Beginning of Period             $20.21     $26.13     $27.80     $22.73     $18.77     $15.87     $13.07     $12.23 (4)
      AUV at End of Period                   $14.95     $20.21     $26.13     $27.80     $22.73     $18.77     $15.87     $13.07
      Number of Accumulation Units
         Outstanding at End of Period     4,975,285  6,799,019  7,760,199  7,240,462  3,875,695    816,216

   ING MFS TOTAL RETURN
      AUV at Beginning of Period             $20.33     $20.55     $17.91     $17.60     $16.02     $13.46     $12.03     $11.39 (4)
      AUV at End of Period                   $18.99     $20.33     $20.55     $17.91     $17.60     $16.02     $13.46     $12.03
      Number of Accumulation Units
         Outstanding at End of Period     5,740,870  6,331,856  6,431,976  6,739,205  3,973,034    746,754

   ING PIMCO CORE BOND
      AUV at Beginning of Period             $11.73     $11.63     $11.70     $13.00     $11.81     $11.91     $11.53     $11.18 (6)
      AUV at End of Period                   $12.55     $11.73     $11.63     $11.70     $13.00     $11.81     $11.91     $11.53
      Number of Accumulation Units
         Outstanding at End of Period     2,142,595    813,599    490,810    382,608    119,924        310

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period             $11.62     $11.58     $10.00 (7)
      AUV at End of Period                    $8.51     $11.62     $11.58
      Number of Accumulation Units
         Outstanding at End of Period     1,646,987  2,043,716  1,155,496

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period             $10.60     $11.25     $10.00 (7)
      AUV at End of Period                    $8.04     $10.60     $11.25
      Number of Accumulation Units
         Outstanding at End of Period       590,391    533,884    198,869

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period             $27.67     $25.57     $21.29     $20.23     $19.40     $17.08     $14.91     $14.47 (1)
      AUV at End of Period                   $27.37     $27.67     $25.57     $21.29     $20.23     $19.40     $17.08     $14.91
      Number of Accumulation Units
         Outstanding at End of Period     4,093,955  3,679,280  3,165,782  3,304,307  2,780,652  1,766,390    952,517    184,364

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period             $23.43     $23.49     $21.12     $21.61     $20.28     $17.54     $16.38     $15.78 (1)
      AUV at End of Period                   $20.03     $23.43     $23.49     $21.12     $21.61     $20.28     $17.54     $16.38
      Number of Accumulation Units
         Outstanding at End of Period     2,226,228  2,377,259  2,237,388  2,523,887  1,980,778  1,485,966  1,117,238    370,515

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $7.81
      Number of Accumulation Units
         Outstanding at End of Period        36,457

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $8.84
      Number of Accumulation Units
         Outstanding at End of Period       135,600

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period             $21.38     $24.67     $25.59     $22.43     $19.96     $15.62     $13.15     $12.09 (1)
      AUV at End of Period                   $17.94     $21.38     $24.67     $25.59     $22.43     $19.96     $15.62     $13.15
      Number of Accumulation Units
         Outstanding at End of Period     6,933,409  8,520,621  9,797,232 10,160,317  7,386,288  3,706,709  1,663,079    300,820

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period             $27.85     $26.16     $20.28     $21.42     $25.14     $20.79     $15.61     $14.76 (1)
      AUV at End of Period                   $27.47     $27.85     $26.16     $20.28     $21.42     $25.14     $20.79     $15.61
      Number of Accumulation Units
         Outstanding at End of Period       784,788    715,123    738,551    742,364    914,501    897,320    384,928     61,143

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                   $10.63
      Number of Accumulation Units
         Outstanding at End of Period       290,354

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period              $7.78     $10.00 (10)
      AUV at End of Period                    $5.25      $7.78
      Number of Accumulation Units
         Outstanding at End of Period       134,512     19,161

   ING VP MAGNACAP
      AUV at Beginning of Period              $9.34     $10.00 (10)
      AUV at End of Period                    $7.08      $9.34
      Number of Accumulation Units
         Outstanding at End of Period        20,062      7,517

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period              $8.32     $10.00 (10)
      AUV at End of Period                    $4.61      $8.32
      Number of Accumulation Units
         Outstanding at End of Period       139,362     61,322

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period              $7.01      $8.75     $10.00 (8)
      AUV at End of Period                    $5.19      $7.01      $8.75
      Number of Accumulation Units
         Outstanding at End of Period       142,058    112,981     21,575

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period             $10.26     $10.00 (11)
      AUV at End of Period                    $7.63     $10.26
      Number of Accumulation Units
         Outstanding at End of Period       166,543    110,902

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $8.43
      Number of Accumulation Units
         Outstanding at End of Period        28,020

   INVESCO VIF--FINANCIAL SERVICES
      AUV at Beginning of Period              $9.36     $10.00 (11)
      AUV at End of Period                    $7.84      $9.36
      Number of Accumulation Units
         Outstanding at End of Period       117,511     23,862

   INVESCO VIF--UTILITIES
      AUV at Beginning of Period              $8.10     $10.00 (11)
      AUV at End of Period                    $6.36      $8.10
      Number of Accumulation Units
         Outstanding at End of Period        86,524     18,795

   JENNISON PORTFOLIO
      AUV at Beginning of Period              $6.28      $7.84     $10.00 (11)
      AUV at End of Period                    $4.26      $6.28      $7.84
      Number of Accumulation Units
         Outstanding at End of Period       322,010    417,346     64,129

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period             $10.04      $9.97     $10.21     $10.07     $10.00 (6)
      AUV at End of Period                    $9.77     $10.04      $9.97     $10.21     $10.07
      Number of Accumulation Units
         Outstanding at End of Period     3,053,446  3,198,237  3,158,188  3,194,935  1,066,219

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period             $10.18     $11.67     $13.10     $11.10     $10.00 (6)
      AUV at End of Period                    $7.99     $10.18     $11.67     $13.10     $11.10
      Number of Accumulation Units
         Outstanding at End of Period     3,392,261  4,054,658  4,659,705  4,371,570    942,738

   PIONEER FUND VCT
      AUV at Beginning of Period              $9.38     $10.00 (11)
      AUV at End of Period                    $7.46      $9.38
      Number of Accumulation Units
         Outstanding at End of Period       144,234     14,633

   PIONEER MID CAP VALUE
      AUV at Beginning of Period             $10.71     $10.00 (11)
      AUV at End of Period                    $9.35     $10.71
      Number of Accumulation Units
         Outstanding at End of Period       509,210     27,109

   PROFUND VP BULL
      AUV at Beginning of Period              $8.89     $10.00 (10)
      AUV at End of Period                    $6.65      $8.89
      Number of Accumulation Units
         Outstanding at End of Period       194,394    256,467

   PROFUND VP EUROPE 30
      AUV at Beginning of Period              $8.26     $10.00 (10)
      AUV at End of Period                    $6.04      $8.26
      Number of Accumulation Units
         Outstanding at End of Period       156,756      5,726

   PROFUND VP SMALL CAP
      AUV at Beginning of Period              $9.42     $10.00 (10)
      AUV at End of Period                    $7.19      $9.42
      Number of Accumulation Units
         Outstanding at End of Period       269,440     67,787

   SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period              $5.40      $8.56     $10.00 (9)
      AUV at End of Period                    $4.10      $5.40      $8.56
      Number of Accumulation Units
         Outstanding at End of Period       120,333    101,972     64,843

   (1)  Fund First Available during October 1995
   (2)  Fund First Available during January 1996
   (3)  Fund First Available during September 1996
   (4)  Fund First Available during February 1997
   (5)  Fund First Available during October 1997
   (6)  Fund First Available during May 1998
   (7)  Fund First Available during February 2000
   (8)  Fund First Available during May 2000
   (9)  Fund First Available during October 2000
   (10) Fund First Available during May 2001
   (11) Fund First Available during November 2001
   (12) Fund First Available during May 2002
   (13) Fund First Available during September 2002
   (14) Fund First Available during December 2002

                                           2002         2001        2000
                                           ----         ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.60%

   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period            $10.99       $10.00 (5)
      AUV at End of Period                   $7.32       $10.99
      Number of Accumulation Units
         Outstanding at End of Period       25,793        1,821

   FIDELITY(R) VIP EQUITY--INCOME
      AUV at Beginning of Period             $9.58       $10.00 (7)
      AUV at End of Period                   $7.81        $9.58
      Number of Accumulation Units
         Outstanding at End of Period       70,102           --

   FIDELITY(R) VIP GROWTH
      AUV at Beginning of Period             $9.26       $10.00 (7)
      AUV at End of Period                   $6.35        $9.26
      Number of Accumulation Units
         Outstanding at End of Period       69,148           --

   GALAXY VIP ASSET ALLOCATION
      AUV at Beginning of Period             $9.79       $10.76      $10.51
      AUV at End of Period                   $8.10        $9.79      $10.76
      Number of Accumulation Units
         Outstanding at End of Period        7,686        9,458       6,792

   GALAXY VIP EQUITY FUND
      AUV at Beginning of Period             $9.17       $11.38      $11.52
      AUV at End of Period                   $6.53        $9.17      $11.38
      Number of Accumulation Units
         Outstanding at End of Period        2,533        3,013       3,426

   GALAXY VIP GROWTH & INCOME
      AUV at Beginning of Period            $10.35       $10.96      $10.26
      AUV at End of Period                   $7.51       $10.35      $10.96
      Number of Accumulation Units
         Outstanding at End of Period          942        1,438          --

   GALAXY VIP QUALITY PLUS BOND
      AUV at Beginning of Period            $11.65       $11.02       $9.95
      AUV at End of Period                  $12.65       $11.65      $11.02
      Number of Accumulation Units
         Outstanding at End of Period        1,265          959          --

   GALAXY VIP SMALL COMPANY GROWTH
      AUV at Beginning of Period            $13.08       $13.32      $15.06
      AUV at End of Period                   $8.63       $13.08      $13.32
      Number of Accumulation Units
         Outstanding at End of Period          507          973         466

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period            $14.50       $18.70      $21.56 (1)
      AUV at End of Period                   $9.75       $14.50      $18.70
      Number of Accumulation Units
         Outstanding at End of Period      748,019    1,052,847   1,149,145

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period            $14.47       $17.04      $20.01 (1)
      AUV at End of Period                   $9.96       $14.47      $17.04
      Number of Accumulation Units
         Outstanding at End of Period      749,731      826,424     740,611

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period             $9.98       $10.53      $10.00 (1)
      AUV at End of Period                   $7.48        $9.98      $10.53
      Number of Accumulation Units
         Outstanding at End of Period    1,328,529    1,370,681     942,003

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period            $17.19       $19.83      $22.04 (1)
      AUV at End of Period                  $13.50       $17.19      $19.83
      Number of Accumulation Units
         Outstanding at End of Period      629,168      726,954     648,150

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period            $17.66       $18.21      $23.54 (1)
      AUV at End of Period                  $12.95       $17.66      $18.21
      Number of Accumulation Units
         Outstanding at End of Period    1,000,667    1,205,577   1,058,396

   ING DEVELOPING WORLD
      AUV at Beginning of Period             $7.02        $7.54      $11.63 (1)
      AUV at End of Period                   $6.17        $7.02       $7.54
      Number of Accumulation Units
         Outstanding at End of Period      474,427      673,091     609,636

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period            $18.06       $19.20      $17.35 (1)
      AUV at End of Period                  $14.74       $18.06      $19.20
      Number of Accumulation Units
         Outstanding at End of Period      259,140      252,946     143,195

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period             $9.07        $9.87      $10.00 (3)
      AUV at End of Period                   $7.20        $9.07       $9.87
      Number of Accumulation Units
         Outstanding at End of Period      239,616      264,852      80,992

   ING GET FUND -- SERIES T
      AUV at Beginning of Period            $10.00 (8)
      AUV at End of Period                  $10.07
      Number of Accumulation Units
         Outstanding at End of Period    1,558,992

   ING GET FUND -- SERIES U
      AUV at Beginning of Period            $10.00 (9)
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period             $7.61       $10.00 (4)
      AUV at End of Period                   $4.63        $7.61
      Number of Accumulation Units
         Outstanding at End of Period       18,672       12,070

   ING HARD ASSETS
      AUV at Beginning of Period            $13.76       $15.91      $15.85 (1)
      AUV at End of Period                  $13.64       $13.76      $15.91
      Number of Accumulation Units
         Outstanding at End of Period       62,771       22,850      17,608

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period             $8.62       $11.34      $14.93 (6)
      AUV at End of Period                   $7.11        $8.62      $11.34
      Number of Accumulation Units
         Outstanding at End of Period      700,470      812,676     804,897

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period             $8.85        $9.94      $10.00 (3)
      AUV at End of Period                   $7.02        $8.85       $9.94
      Number of Accumulation Units
         Outstanding at End of Period      315,170      295,864     128,409

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period             $8.30        $8.88      $10.00 (3)
      AUV at End of Period                   $6.05        $8.30       $8.88
      Number of Accumulation Units
         Outstanding at End of Period      123,276      132,268      66,473

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period            $21.15       $24.70      $29.09 (1)
      AUV at End of Period                  $14.72       $21.15      $24.70
      Number of Accumulation Units
         Outstanding at End of Period      692,997      938,385     847,242

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED EAFE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.21
      Number of Accumulation Units
         Outstanding at End of Period        4,278

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.83
      Number of Accumulation Units
         Outstanding at End of Period       14,675

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period            $18.51       $17.29      $16.28 (1)
      AUV at End of Period                  $19.53       $18.51      $17.29
      Number of Accumulation Units
         Outstanding at End of Period      629,611      497,060     321,370

   ING LIQUID ASSETS
      AUV at Beginning of Period            $15.36       $15.03      $14.45 (1)
      AUV at End of Period                  $15.33       $15.36      $15.03
      Number of Accumulation Units
         Outstanding at End of Period    2,297,033    2,858,557   2,183,030

   ING MARSICO GROWTH
      AUV at Beginning of Period            $14.97       $21.80      $28.95 (1)
      AUV at End of Period                  $10.37       $14.97      $21.80
      Number of Accumulation Units
         Outstanding at End of Period    2,302,847    3,005,289   3,020,949

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.36
      Number of Accumulation Units
         Outstanding at End of Period       22,198

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.96
      Number of Accumulation Units
         Outstanding at End of Period          755

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period            $31.38       $41.76      $38.25 (1)
      AUV at End of Period                  $15.81       $31.38      $41.76
      Number of Accumulation Units
         Outstanding at End of Period    1,067,108    1,323,824   1,290,685

   ING MFS RESEARCH
      AUV at Beginning of Period            $20.13       $26.05      $26.72 (1)
      AUV at End of Period                  $14.88       $20.13      $26.05
      Number of Accumulation Units
         Outstanding at End of Period      838,520    1,029,431     973,963

   ING MFS TOTAL RETURN
      AUV at Beginning of Period            $20.25       $20.48      $17.32 (1)
      AUV at End of Period                  $18.91       $20.25      $20.48
      Number of Accumulation Units
         Outstanding at End of Period      859,682      856,471     597,315

   ING PIMCO CORE BOND
      AUV at Beginning of Period            $11.68       $11.59      $11.35 (1)
      AUV at End of Period                  $12.49       $11.68      $11.59
      Number of Accumulation Units
         Outstanding at End of Period      689,475      227,627     150,099

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period            $11.60       $11.57      $10.00 (1)
      AUV at End of Period                   $8.50       $11.60      $11.57
      Number of Accumulation Units
         Outstanding at End of Period      957,912    1,200,300     819,316

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period            $10.59       $11.24      $10.00 (1)
      AUV at End of Period                   $8.02       $10.59      $11.24
      Number of Accumulation Units
         Outstanding at End of Period      330,088      353,861     202,765

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period            $27.45       $25.38      $20.54 (1)
      AUV at End of Period                  $27.14       $27.45      $25.38
      Number of Accumulation Units
         Outstanding at End of Period      639,977      495,196     185,069

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period            $23.25       $23.31      $19.85 (1)
      AUV at End of Period                  $19.86       $23.25      $23.31
      Number of Accumulation Units
         Outstanding at End of Period      375,191      398,072     225,138

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.81
      Number of Accumulation Units
         Outstanding at End of Period       16,318

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.83
      Number of Accumulation Units
         Outstanding at End of Period       27,705

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period            $21.26       $24.54      $25.28 (1)
      AUV at End of Period                  $17.83       $21.26      $24.54
      Number of Accumulation Units
         Outstanding at End of Period      478,280      529,164     440,779

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period            $27.63       $25.97      $20.30 (1)
      AUV at End of Period                  $27.24       $27.63      $25.97
      Number of Accumulation Units
         Outstanding at End of Period      149,145      107,794      86,644

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                  $10.63
      Number of Accumulation Units
         Outstanding at End of Period       48,128

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period             $7.78       $10.00 (4)
      AUV at End of Period                   $5.24        $7.78
      Number of Accumulation Units
         Outstanding at End of Period       30,250       17,747

   ING VP MAGNACAP
      AUV at Beginning of Period             $9.34       $10.00 (4)
      AUV at End of Period                   $7.08        $9.34
      Number of Accumulation Units
         Outstanding at End of Period       17,210        4,692

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period             $8.32       $10.00 (4)
      AUV at End of Period                   $4.61        $8.32
      Number of Accumulation Units
         Outstanding at End of Period       48,063       59,196

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period             $7.00        $8.74      $10.00 (2)
      AUV at End of Period                   $5.18        $7.00       $8.74
      Number of Accumulation Units
         Outstanding at End of Period      116,508      135,472      85,307

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period            $10.26       $10.00 (5)
      AUV at End of Period                   $7.63       $10.26
      Number of Accumulation Units
         Outstanding at End of Period       35,810        3,133

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.43
      Number of Accumulation Units
         Outstanding at End of Period        1,464

   INVESCO VIF--FINANCIAL SERVICES
      AUV at Beginning of Period             $9.36       $10.00 (5)
      AUV at End of Period                   $7.83        $9.36
      Number of Accumulation Units
         Outstanding at End of Period       44,676        8,703

   INVESCO VIF--UTILITIES
      AUV at Beginning of Period             $8.10       $10.00 (5)
      AUV at End of Period                   $6.35        $8.10
      Number of Accumulation Units
         Outstanding at End of Period       18,052          960

   JENNISON PORTFOLIO
      AUV at Beginning of Period             $6.27        $7.84      $10.00 (2)
      AUV at End of Period                   $4.25        $6.27       $7.84
      Number of Accumulation Units
         Outstanding at End of Period      222,330      244,934      92,165

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period            $10.03        $9.96      $10.13 (1)
      AUV at End of Period                   $9.75       $10.03       $9.96
      Number of Accumulation Units
         Outstanding at End of Period      657,118      673,993     498,509

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period            $10.16       $11.66      $12.49 (1)
      AUV at End of Period                   $7.97       $10.16      $11.66
      Number of Accumulation Units
         Outstanding at End of Period      562,721      614,802     624,891

   PIONEER FUND VCT
      AUV at Beginning of Period             $9.38       $10.00 (5)
      AUV at End of Period                   $7.45        $9.38
      Number of Accumulation Units
         Outstanding at End of Period       62,576        4,756

   PIONEER MID CAP VALUE
      AUV at Beginning of Period            $10.71       $10.00 (5)
      AUV at End of Period                   $9.34       $10.71
      Number of Accumulation Units
         Outstanding at End of Period      113,225        4,960

   PROFUND VP BULL
      AUV at Beginning of Period             $8.88       $10.00 (4)
      AUV at End of Period                   $6.64        $8.88
      Number of Accumulation Units
         Outstanding at End of Period      117,319      117,895

   PROFUND VP EUROPE 30
      AUV at Beginning of Period             $8.26       $10.00 (4)
      AUV at End of Period                   $6.03        $8.26
      Number of Accumulation Units
         Outstanding at End of Period       42,457        4,340

   PROFUND VP SMALL CAP
      AUV at Beginning of Period             $9.42       $10.00 (4)
      AUV at End of Period                   $7.19        $9.42
      Number of Accumulation Units
         Outstanding at End of Period       72,217       43,781

   SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period             $5.40        $8.56      $10.00 (3)
      AUV at End of Period                   $4.10        $5.40       $8.56
      Number of Accumulation Units
         Outstanding at End of Period       46,748       42,844      58,710

   FOOTNOTES
   (1)  Fund First Available during October 1993
   (2)  Fund First Available during January 1995
   (3)  Fund First Available during October 1995
   (4)  Fund First Available during January 1996
   (5)  Fund First Available during September 1996
   (6)  Fund First Available during February 1997
   (7)  Fund First Available during May 1998
   (8)  Fund First Available during October 2000
   (9)  Fund First Available during May 2001

                                            2002        2001         2000         1999        1998         1997
                                            ----        ----         ----         ----        ----         ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.70%
   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period            $10.99      $10.00 (8)
      AUV at End of Period                   $7.32      $10.99
      Number of Accumulation Units
         Outstanding at End of Period       94,533      51,753

   FIDELITY(R) VIP EQUITY--INCOME
      AUV at Beginning of Period             $9.58 (9)
      AUV at End of Period                   $7.80
      Number of Accumulation Units
         Outstanding at End of Period      338,456

   FIDELITY(R) VIP GROWTH
      AUV at Beginning of Period             $9.26 (9)
      AUV at End of Period                   $6.34
      Number of Accumulation Units
         Outstanding at End of Period      256,321

   GALAXY VIP ASSET ALLOCATION
      AUV at Beginning of Period             $9.77      $10.74       $10.70
      AUV at End of Period                   $8.07       $9.77       $10.74       $10.70
      Number of Accumulation Units
         Outstanding at End of Period        3,095      17,516       18,669        7,153

   GALAXY VIP EQUITY FUND
      AUV at Beginning of Period             $9.14      $11.37       $11.78
      AUV at End of Period                   $6.50       $9.14       $11.37       $11.78
      Number of Accumulation Units
         Outstanding at End of Period        2,843       5,671        6,673        4,420

   GALAXY VIP GROWTH & INCOME
      AUV at Beginning of Period            $10.33      $10.94       $10.54
      AUV at End of Period                   $7.49      $10.33       $10.94       $10.54
      Number of Accumulation Units
         Outstanding at End of Period        2,055       3,508        3,904          493

   GALAXY VIP QUALITY PLUS BON
      AUV at Beginning of Period            $11.62      $11.01        $9.92
      AUV at End of Period                  $12.61      $11.62       $11.01        $9.92
      Number of Accumulation Units
         Outstanding at End of Period          262          --           --           --

   GALAXY VIP SMALL CO. GROWTH
      AUV at Beginning of Period            $13.05      $13.30       $14.86
      AUV at End of Period                              $13.05       $13.30       $14.86
      Number of Accumulation Units
         Outstanding at End of Period           --          --           --           --

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period            $14.41      $18.60       $21.61       $14.07      $14.20       $14.04 (1)
      AUV at End of Period                   $9.68      $14.41       $18.60       $21.61      $14.07       $14.20
      Number of Accumulation Units
         Outstanding at End of Period    2,578,304   3,613,809    4,283,690    3,050,566     827,478       49,579

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period            $14.38      $16.96       $20.82       $16.87      $15.32       $15.92 (1)
      AUV at End of Period                   $9.89      $14.38       $16.96       $20.82      $16.87       $15.32
      Number of Accumulation Units
         Outstanding at End of Period    6,139,683   7,379,706    8,274,067    7,450,250   2,741,016      253,937

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period             $9.96      $10.52       $10.00 (4)
      AUV at End of Period                   $7.46       $9.96       $10.52
      Number of Accumulation Units
         Outstanding at End of Period    4,117,977   3,260,905      961,611

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period            $17.03      $19.67       $23.42       $14.59      $11.47       $12.34 (1)
      AUV at End of Period                  $13.36      $17.03       $19.67       $23.42      $14.59       $11.47
      Number of Accumulation Units
         Outstanding at End of Period    1,143,491     922,271      565,653      139,357      67,979        3,479

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period            $17.55      $18.12       $22.55       $15.23      $12.81       $13.78 (1)
      AUV at End of Period                  $12.86      $17.55       $18.12       $22.55      $15.23       $12.81
      Number of Accumulation Units
         Outstanding at End of Period    4,163,678   4,881,594    4,812,017    3,698,983   1,326,706      106,014

   ING DEVELOPING WORLD
      AUV at Beginning of Period             $7.00       $7.51       $11.54        $7.26      $10.00 (2)
      AUV at End of Period                   $6.14       $7.00        $7.51       $11.54       $7.26
      Number of Accumulation Units
         Outstanding at End of Period    1,283,289   1,380,292    1,788,602    1,344,877     111,872

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period            $17.92      $19.08       $17.84       $18.06      $18.09       $18.67 (1)
      AUV at End of Period                  $14.61      $17.92       $19.08       $17.84      $18.06       $18.09
      Number of Accumulation Units
         Outstanding at End of Period    2,165,514   2,414,646    2,230,349    1,956,244   1,201,314      118,902

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period             $9.06       $9.87       $10.00 (6)
      AUV at End of Period                   $7.18       $9.06        $9.87
      Number of Accumulation Units
         Outstanding at End of Period    1,210,499     722,319      285,263

   ING GET FUND -- SERIES T
      AUV at Beginning of Period            $10.00
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GET FUND -- SERIES U
      AUV at Beginning of Period            $10.00
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period             $7.60      $10.00 (7)
      AUV at End of Period                   $4.63       $7.60
      Number of Accumulation Units
         Outstanding at End of Period      151,985      87,897

   ING HARD ASSETS
      AUV at Beginning of Period            $13.58      $15.72       $16.78       $13.84      $19.99       $23.34 (1)
      AUV at End of Period                  $13.45      $13.58       $15.72       $16.78      $13.84       $19.99
      Number of Accumulation Units
         Outstanding at End of Period      968,858     474,626      861,668      565,254     210,821       13,179

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period             $8.57      $11.29       $15.50       $10.27       $9.92       $11.60 (1)
      AUV at End of Period                   $7.07       $8.57       $11.29       $15.50      $10.27        $9.92
      Number of Accumulation Units
         Outstanding at End of Period    4,107,916   4,631,066    5,326,265    4,663,701   1,736,713       72,955

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period             $8.84       $9.94       $10.00 (6)
      AUV at End of Period                   $7.00       $8.84        $9.94
      Number of Accumulation Units
         Outstanding at End of Period    1,909,357   1,431,165      283,250

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period             $8.29       $8.88       $10.00 (6)
      AUV at End of Period                   $6.04       $8.29        $8.88
      Number of Accumulation Units
         Outstanding at End of Period      327,690     389,304      131,190

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period            $20.94      $24.48       $29.38       $23.98      $21.65       $21.57 (1)
      AUV at End of Period                  $14.56      $20.94       $24.48       $29.38      $23.98       $21.65
      Number of Accumulation Units
         Outstanding at End of Period    3,453,225   4,160,509    4,496,266    3,574,165   1,023,965       69,625

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED EAFE
      AUV at Beginning of Period            $10.00 (9)
      AUV at End of Period                   $8.21
      Number of Accumulation Units
         Outstanding at End of Period       52,606

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period            $10.00 (9)
      AUV at End of Period                   $7.83
      Number of Accumulation Units
         Outstanding at End of Period      166,809

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period            $18.30      $17.11       $16.15       $16.25      $15.47       $15.29 (1)
      AUV at End of Period                  $19.29      $18.30       $17.11       $16.15      $16.25       $15.47
      Number of Accumulation Units
         Outstanding at End of Period    4,436,723   3,653,891    2,442,971    2,267,799     937,378       19,171

   ING LIQUID ASSETS
      AUV at Beginning of Period            $15.21      $14.90       $14.29       $13.88      $13.44       $13.33 (1)
      AUV at End of Period                  $15.17      $15.21       $14.90       $14.29      $13.88       $13.44
      Number of Accumulation Units
         Outstanding at End of Period    8,964,021  10,759,451    7,933,970   11,002,422   3,069,965      370,411

   ING MARSICO GROWTH
      AUV at Beginning of Period            $14.88      $21.70       $28.29       $16.16      $12.96       $15.10 (1)
      AUV at End of Period                  $10.30      $14.88       $21.70       $28.29      $16.16       $12.96
      Number of Accumulation Units
         Outstanding at End of Period   11,094,010  15,394,399   18,166,964   15,200,893   2,354,359      238,200

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period            $10.00 (9)
      AUV at End of Period                   $8.35
      Number of Accumulation Units
         Outstanding at End of Period       94,260

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period            $10.00 (9)
      AUV at End of Period                   $7.96
      Number of Accumulation Units
         Outstanding at End of Period       44,257

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period            $31.15      $41.50       $39.02       $22.17      $18.36       $18.79 (1)
      AUV at End of Period                  $15.68      $31.15       $41.50       $39.02      $22.17       $18.36
      Number of Accumulation Units
         Outstanding at End of Period    4,651,810   5,852,720    6,423,422    4,433,020   1,235,725       48,347

   ING MFS RESEARCH
      AUV at Beginning of Period            $19.98      $25.89       $27.58       $22.59      $18.67       $19.15 (1)
      AUV at End of Period                  $14.76      $19.98       $25.89       $27.58      $22.59       $18.67
      Number of Accumulation Units
         Outstanding at End of Period    6,172,512   7,706,339    8,763,560    8,143,208   3,674,201      162,677

   ING MFS TOTAL RETURN
      AUV at Beginning of Period            $20.10      $20.35       $17.77       $17.49      $15.94       $15.68 (1)
      AUV at End of Period                  $18.75      $20.10       $20.35       $17.77      $17.49       $15.94
      Number of Accumulation Units
         Outstanding at End of Period    8,722,390   9,559,263    9,095,577    9,101,946   3,874,736      152,264

   ING PIMCO CORE BOND
      AUV at Beginning of Period            $11.60      $11.52       $11.60       $12.92      $11.75       $11.87 (1)
      AUV at End of Period                  $12.39      $11.60       $11.52       $11.60      $12.92       $11.75
      Number of Accumulation Units
         Outstanding at End of Period    4,423,426   1,576,247      774,738      619,047     194,008        6,455

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period            $11.58      $11.56       $10.00 (4)
      AUV at End of Period                   $8.47      $11.58       $11.56
      Number of Accumulation Units
         Outstanding at End of Period    3,652,428   3,995,359    1,620,720

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period            $10.57      $11.23       $10.00 (4)
      AUV at End of Period                   $8.00      $10.57       $11.23
      Number of Accumulation Units
         Outstanding at End of Period    1,371,277   1,410,056      234,838

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period            $27.09      $25.07       $20.91       $19.90      $19.11       $18.96 (1)
      AUV at End of Period                  $26.76      $27.09       $25.07       $20.91      $19.90       $19.11
      Number of Accumulation Units
         Outstanding at End of Period    5,387,391   4,693,130    3,237,449    3,118,319   1,727,706      108,930

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period            $22.94      $23.03       $20.74       $21.26      $19.97       $19.99 (1)
      AUV at End of Period                  $19.58      $22.94       $23.03       $20.74      $21.26       $19.97
      Number of Accumulation Units
         Outstanding at End of Period    3,360,009   3,203,914    2,552,793    2,294,951     744,367       35,954

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period            $10.00 (9)
      AUV at End of Period                   $7.81
      Number of Accumulation Units
         Outstanding at End of Period       62,876

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period            $10.00 (9)
      AUV at End of Period                   $8.83
      Number of Accumulation Units
         Outstanding at End of Period      222,557

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period            $21.08      $24.36       $25.31       $22.22      $19.81       $19.05 (1)
      AUV at End of Period                  $17.67      $21.08       $24.36       $25.31      $22.22       $19.81
      Number of Accumulation Units
         Outstanding at End of Period    7,350,028   8,865,678    9,922,551    9,473,482   4,305,084      179,402

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period            $27.27      $25.65       $19.92       $21.07      $24.76       $24.56 (1)
      AUV at End of Period                  $26.86      $27.27       $25.65       $19.92      $21.07       $24.76
      Number of Accumulation Units
         Outstanding at End of Period      977,818     801,893      826,871      554,454     426,516       45,472

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period            $10.00 (9)
      AUV at End of Period                  $10.62
      Number of Accumulation Units
         Outstanding at End of Period      707,083

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period             $7.78      $10.00 (7)
      AUV at End of Period                   $5.23       $7.78
      Number of Accumulation Units
         Outstanding at End of Period      151,543      51,380

   ING VP MAGNACAP
      AUV at Beginning of Period             $9.33      $10.00 (7)
      AUV at End of Period                   $7.07       $9.33
      Number of Accumulation Units
         Outstanding at End of Period      125,575      76,114

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period             $8.31      $10.00 (7)
      AUV at End of Period                   $4.60       $8.31
      Number of Accumulation Units
         Outstanding at End of Period      483,572     188,338

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period             $6.99       $8.74       $10.00 (5)
      AUV at End of Period                   $5.16       $6.99        $8.74
      Number of Accumulation Units
         Outstanding at End of Period      361,647     247,751       28,853

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period            $10.26      $10.00 (8)
      AUV at End of Period                   $7.62      $10.26
      Number of Accumulation Units
         Outstanding at End of Period      493,958     367,187

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period            $10.00 (9)
      AUV at End of Period                   $8.42
      Number of Accumulation Units
         Outstanding at End of Period       30,007

   INVESCO VIF--FINANCIAL SERVICES
      AUV at Beginning of Period             $9.35      $10.00 (8)
      AUV at End of Period                   $7.82       $9.35
      Number of Accumulation Units
         Outstanding at End of Period      182,156      45,911

   INVESCO VIF--UTILITIES
      AUV at Beginning of Period             $8.10      $10.00 (8)
      AUV at End of Period                   $6.34       $8.10
      Number of Accumulation Units
         Outstanding at End of Period      103,374       6,689

   JENNISON PORTFOLIO
      AUV at Beginning of Period             $6.26       $7.83       $10.00 (5)
      AUV at End of Period                   $4.24       $6.26        $7.83
      Number of Accumulation Units
         Outstanding at End of Period      840,344   1,001,520       75,572

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period             $9.99       $9.93       $10.19       $10.06      $10.00 (3)
      AUV at End of Period                   $9.70       $9.99        $9.93       $10.19      $10.06
      Number of Accumulation Units
         Outstanding at End of Period    5,428,136   5,191,930    4,861,886    5,486,600   1,558,466

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period            $10.12      $11.62       $13.06       $11.09      $10.00 (3)
      AUV at End of Period                   $7.94      $10.12       $11.62       $13.06      $11.09
      Number of Accumulation Units
         Outstanding at End of Period    5,327,508   6,170,622    6,920,736    7,321,127   1,911,521

   PIONEER FUND VCT II
      AUV at Beginning of Period             $9.37      $10.00 (8)
      AUV at End of Period                   $7.44       $9.37
      Number of Accumulation Units
         Outstanding at End of Period      297,005      27,155

   PIONEER MID CAP VALUE II
      AUV at Beginning of Period            $10.71      $10.00 (8)
      AUV at End of Period                   $9.33      $10.71
      Number of Accumulation Units
         Outstanding at End of Period      796,391      55,679

   PROFUND VP BULL
      AUV at Beginning of Period             $8.88      $10.00 (7)
      AUV at End of Period                   $6.63       $8.88
      Number of Accumulation Units
         Outstanding at End of Period      342,070     353,534

   PROFUND VP EUROPE 30
      AUV at Beginning of Period             $8.25      $10.00 (7)
      AUV at End of Period                   $6.02       $8.25
      Number of Accumulation Units
         Outstanding at End of Period      181,953      13,357

   PROFUND VP SMALL CAP
      AUV at Beginning of Period             $9.41      $10.00 (7)
      AUV at End of Period                   $7.17       $9.41
      Number of Accumulation Units
         Outstanding at End of Period      499,606   128,298.0

   SP JENNISON INT. GROWTH
      AUV at Beginning of Period             $5.39       $8.56       $10.00 (6)
      AUV at End of Period                   $4.09       $5.39        $8.56
      Number of Accumulation Units
         Outstanding at End of Period      393,653     214,255       15,695

   FOOTNOTES
   (1)  Fund First Available during October 1997
   (2)  Fund First Available during February 1998
   (3)  Fund First Available during May 1998
   (4)  Fund First Available during February 2000
   (5)  Fund First Available during May 2000
   (6)  Fund First Available during October 2000
   (7)  Fund First Available during May 2001
   (8)  Fund First Available during November 2001
   (9)  Fund First Available during May 2002
   (10) Fund First Available during September 2002
   (11) Fund First Available during December 2002

                                           2002         2001        2000
                                           ----         ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.75 %

   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period            $10.99       $10.00 (5)
      AUV at End of Period                   $7.31       $10.99
      Number of Accumulation Units
         Outstanding at End of Period       76,299        4,183

   FIDELITY(R) VIP EQUITY--INCOME
      AUV at Beginning of Period             $9.57       $10.00 (7)
      AUV at End of Period                   $7.79        $9.57
      Number of Accumulation Units
         Outstanding at End of Period      139,297

   FIDELITY(R) VIP GROWTH
      AUV at Beginning of Period             $9.26       $10.00 (7)
      AUV at End of Period                   $6.34        $9.26
      Number of Accumulation Units
         Outstanding at End of Period      138,235

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period            $14.37       $18.55      $21.42 (1)
      AUV at End of Period                   $9.64       $14.37      $18.55
      Number of Accumulation Units
         Outstanding at End of Period      398,841      327,852     149,363

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period            $14.34       $16.92      $19.90 (1)
      AUV at End of Period                   $9.86       $14.34      $16.92
      Number of Accumulation Units
         Outstanding at End of Period      616,586      395,575     116,196

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period             $9.95       $10.51      $10.00 (1)
      AUV at End of Period                   $7.45        $9.95      $10.51
      Number of Accumulation Units
         Outstanding at End of Period    2,719,021    1,513,414     177,361

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period            $16.95       $19.59      $21.80 (1)
      AUV at End of Period                  $13.29       $16.95      $19.59
      Number of Accumulation Units
         Outstanding at End of Period      592,153      361,440     138,197

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period            $17.49       $18.07      $23.40 (1)
      AUV at End of Period                  $12.82       $17.49      $18.07
      Number of Accumulation Units
         Outstanding at End of Period      857,078      525,394     140,651

   ING DEVELOPING WORLD
      AUV at Beginning of Period             $6.98        $7.50      $11.60 (1)
      AUV at End of Period                   $6.13        $6.98       $7.50
      Number of Accumulation Units
         Outstanding at End of Period      256,922      138,408      35,033

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period            $17.87       $19.03      $17.21 (1)
      AUV at End of Period                  $14.56       $17.87      $19.03
      Number of Accumulation Units
         Outstanding at End of Period      307,027      174,298      10,293

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period             $9.05        $9.87      $10.00 (3)
      AUV at End of Period                   $7.17        $9.05       $9.87
      Number of Accumulation Units
         Outstanding at End of Period      839,244      335,910      10,627

   ING GET FUND -- SERIES T
      AUV at Beginning of Period            $10.00 (8)
      AUV at End of Period                  $10.06
      Number of Accumulation Units
         Outstanding at End of Period      171,909

   ING GET FUND -- SERIES U
      AUV at Beginning of Period            $10.00 (9)
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period             $7.60       $10.00 (4)
      AUV at End of Period                   $4.62        $7.60
      Number of Accumulation Units
         Outstanding at End of Period      181,315       69,117

   ING HARD ASSETS
      AUV at Beginning of Period            $13.49       $15.62      $15.59 (1)
      AUV at End of Period                  $13.36       $13.49      $15.62
      Number of Accumulation Units
         Outstanding at End of Period      120,308       30,794      18,820

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period             $8.55       $11.26      $14.84 (6)
      AUV at End of Period                   $7.04        $8.55      $11.26
      Number of Accumulation Units
         Outstanding at End of Period      261,177      100,590

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period             $8.83        $9.94      $10.00 (3)
      AUV at End of Period                   $6.99        $8.83       $9.94
      Number of Accumulation Units
         Outstanding at End of Period    1,307,256      638,396      21,427

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period             $8.29        $8.88      $10.00 (3)
      AUV at End of Period                   $6.03        $8.29       $8.88
      Number of Accumulation Units
         Outstanding at End of Period      292,321      197,279       5,866

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period            $20.84       $24.38      $28.75 (1)
      AUV at End of Period                  $14.48       $20.84      $24.38
      Number of Accumulation Units
         Outstanding at End of Period      577,200      446,323     109,154

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED EAFE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.21
      Number of Accumulation Units
         Outstanding at End of Period        9,890

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.83
      Number of Accumulation Units
         Outstanding at End of Period       72,176

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period            $18.15       $16.97      $16.01 (1)
      AUV at End of Period                  $19.12       $18.15      $16.97
      Number of Accumulation Units
         Outstanding at End of Period    1,001,053      342,317      73,720

   ING LIQUID ASSETS
      AUV at Beginning of Period            $15.06       $14.76      $14.21 (1)
      AUV at End of Period                  $15.01       $15.06      $14.76
      Number of Accumulation Units
         Outstanding at End of Period    1,590,576    1,500,979     293,515

   ING MARSICO GROWTH
      AUV at Beginning of Period            $14.84       $21.65      $28.78 (1)
      AUV at End of Period                  $10.27       $14.84      $21.65
      Number of Accumulation Units
         Outstanding at End of Period    1,379,116    1,104,093     437,723

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.35
      Number of Accumulation Units
         Outstanding at End of Period       16,519

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.96
      Number of Accumulation Units
         Outstanding at End of Period       16,838

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period            $31.04       $41.37      $37.94 (1)
      AUV at End of Period                  $15.61       $31.04      $41.37
      Number of Accumulation Units
         Outstanding at End of Period      911,394      577,692     162,554

   ING MFS RESEARCH
      AUV at Beginning of Period            $19.91       $25.81      $26.51 (1)
      AUV at End of Period                  $14.70       $19.91      $25.81
      Number of Accumulation Units
         Outstanding at End of Period      792,216      588,415     160,258

   ING MFS TOTAL RETURN
      AUV at Beginning of Period            $20.03       $20.29      $17.18 (1)
      AUV at End of Period                  $18.68       $20.03      $20.29
      Number of Accumulation Units
         Outstanding at End of Period    1,806,441      934,682     102,750

   ING PIMCO CORE BOND
      AUV at Beginning of Period            $11.56       $11.48      $11.26 (1)
      AUV at End of Period                  $12.34       $11.56      $11.48
      Number of Accumulation Units
         Outstanding at End of Period    1,446,385      328,948      16,895

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period            $11.57       $11.56      $10.00 (1)
      AUV at End of Period                   $8.46       $11.57      $11.56
      Number of Accumulation Units
         Outstanding at End of Period    1,438,659      902,603      98,842

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period            $10.56       $11.23      $10.00 (1)
      AUV at End of Period                   $7.99       $10.56      $11.23
      Number of Accumulation Units
         Outstanding at End of Period      534,293      384,799      11,867

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period            $26.91       $24.92      $20.20 (1)
      AUV at End of Period                  $26.57       $26.91      $24.92
      Number of Accumulation Units
         Outstanding at End of Period    1,345,841      531,690      15,600

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period            $22.79       $22.89      $19.52 (1)
      AUV at End of Period                  $19.44       $22.79      $22.89
      Number of Accumulation Units
         Outstanding at End of Period      773,224      387,753      30,890

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.80
      Number of Accumulation Units
         Outstanding at End of Period       20,988

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.83
      Number of Accumulation Units
         Outstanding at End of Period       53,323

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period            $20.99       $24.27      $25.04 (1)
      AUV at End of Period                  $17.58       $20.99      $24.27
      Number of Accumulation Units
         Outstanding at End of Period      616,373      485,828     119,426

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period            $27.09       $25.50      $19.96 (1)
      AUV at End of Period                  $26.67       $27.09      $25.50
      Number of Accumulation Units
         Outstanding at End of Period      271,009      101,334      25,056

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                  $10.62
      Number of Accumulation Units
         Outstanding at End of Period      218,867

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period             $7.77       $10.00 (4)
      AUV at End of Period                   $5.23        $7.77
      Number of Accumulation Units
         Outstanding at End of Period      149,494       27,449

   ING VP MAGNACAP
      AUV at Beginning of Period             $9.33       $10.00 (4)
      AUV at End of Period                   $7.06        $9.33
      Number of Accumulation Units
         Outstanding at End of Period      102,496       24,770

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period             $8.31       $10.00 (4)
      AUV at End of Period                   $4.59        $8.31
      Number of Accumulation Units
         Outstanding at End of Period      454,392       79,268

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period             $6.98        $8.73      $10.00 (2)
      AUV at End of Period                   $5.16        $6.98       $8.73
      Number of Accumulation Units
         Outstanding at End of Period      349,871      169,312       7,369

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period            $10.26       $10.00 (5)
      AUV at End of Period                   $7.61       $10.26
      Number of Accumulation Units
         Outstanding at End of Period      271,523       16,016

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.42
      Number of Accumulation Units
         Outstanding at End of Period       41,608

   INVESCO VIF FINANCIAL SERVICES
      AUV at Beginning of Period             $9.35       $10.00 (5)
      AUV at End of Period                   $7.82        $9.35
      Number of Accumulation Units
         Outstanding at End of Period      110,702        3,522

   INVESCO VIF UTILITIES
      AUV at Beginning of Period             $8.09       $10.00 (5)
      AUV at End of Period                   $6.34        $8.09
      Number of Accumulation Units
         Outstanding at End of Period       94,266        3,860

   JENNISON PORTFOLIO
      AUV at Beginning of Period             $6.26        $7.83      $10.00 (2)
      AUV at End of Period                   $4.23        $6.26       $7.83
      Number of Accumulation Units
         Outstanding at End of Period      565,738      273,112      19,630

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period             $9.97        $9.92      $10.10 (1)
      AUV at End of Period                   $9.68        $9.97       $9.92
      Number of Accumulation Units
         Outstanding at End of Period    1,004,330      489,627      64,046

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period            $10.10       $11.61      $12.46 (1)
      AUV at End of Period                   $7.92       $10.10      $11.61
      Number of Accumulation Units
         Outstanding at End of Period      777,892      441,295      70,828

   PIONEER FUND VCT
      AUV at Beginning of Period             $9.37       $10.00 (5)
      AUV at End of Period                   $7.43        $9.37
      Number of Accumulation Units
         Outstanding at End of Period      135,708        2,197

   PIONEER MID CAP VALUE
      AUV at Beginning of Period            $10.71       $10.00 (5)
      AUV at End of Period                   $9.32       $10.71
      Number of Accumulation Units
         Outstanding at End of Period      218,154        5,378

   PROFUND VP BULL
      AUV at Beginning of Period             $8.87       $10.00 (4)
      AUV at End of Period                   $6.63        $8.87
      Number of Accumulation Units
         Outstanding at End of Period      185,752       27,580

   PROFUND VP EUROPE 30
      AUV at Beginning of Period             $8.25       $10.00 (4)
      AUV at End of Period                   $6.02        $8.25
      Number of Accumulation Units
         Outstanding at End of Period      105,640       38,959

   PROFUND VP SMALL CAP
      AUV at Beginning of Period             $9.41       $10.00 (4)
      AUV at End of Period                   $7.17        $9.41
      Number of Accumulation Units
         Outstanding at End of Period      182,536       19,151

   SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period             $5.39        $8.56      $10.00 (3)
      AUV at End of Period                   $4.08        $5.39       $8.56
      Number of Accumulation Units
         Outstanding at End of Period      235,552      146,027       7,516

   FOOTNOTES
   (1)  Fund First Available during February 2000
   (2)  Fund First Available during May 2000
   (3)  Fund First Available during October 2000
   (4)  Fund First Available during May 2001
   (5)  Fund First Available during November 2001
   (6)  Fund First Available during December 2001
   (7)  Fund First Available during May 2002
   (8)  Fund First Available during September 2002
   (9)  Fund First Available during December 2002

                                           2002         2001        2000
                                           ----         ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.80%

   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period            $10.98       $10.00 (5)
      AUV at End of Period                   $7.31       $10.98
      Number of Accumulation Units
         Outstanding at End of Period      144,579        7,111

   FIDELITY(R) VIP EQUITY--INCOME
      AUV at Beginning of Period             $9.57       $10.00 (7)
      AUV at End of Period                   $7.79        $9.57
      Number of Accumulation Units
         Outstanding at End of Period      178,752

   FIDELITY(R) VIP GROWTH
      AUV at Beginning of Period             $9.25       $10.00 (7)
      AUV at End of Period                   $6.33        $9.25
      Number of Accumulation Units
         Outstanding at End of Period      244,586          652

   GALAXY VIP ASSET ALLOCATION
      AUV at Beginning of Period             $9.75       $10.73      $10.51
      AUV at End of Period                   $8.05        $9.75      $10.73
      Number of Accumulation Units
         Outstanding at End of Period        6,393       11,977      18,516

   GALAXY VIP EQUITY FUND
      AUV at Beginning of Period             $9.12       $11.36      $11.51
      AUV at End of Period                   $6.48        $9.12      $11.36
      Number of Accumulation Units
         Outstanding at End of Period        9,491       14,708      14,623

   GALAXY VIP GROWTH & INCOME
      AUV at Beginning of Period            $10.31       $10.93      $10.25
      AUV at End of Period                   $7.46       $10.31      $10.93
      Number of Accumulation Units
         Outstanding at End of Period          778          785       7,086

   GALAXY VIP QUALITY PLUS BOND
      AUV at Beginning of Period            $11.60       $10.99       $9.94
      AUV at End of Period                  $12.57       $11.60      $10.99
      Number of Accumulation Units
         Outstanding at End of Period        2,995        1,476          --

   GALAXY VIP SMALL COMPANY GROWTH
      AUV at Beginning of Period            $13.02       $13.28      $15.05
      AUV at End of Period                   $8.57       $13.02      $13.28
      Number of Accumulation Units
         Outstanding at End of Period        1,382          793         627

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period            $14.32       $18.50      $21.37 (1)
      AUV at End of Period                   $9.61       $14.32      $18.50
      Number of Accumulation Units
         Outstanding at End of Period    1,196,567    1,447,650   1,203,898

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period            $14.30       $16.88      $19.86 (1)
      AUV at End of Period                   $9.82       $14.30      $16.88
      Number of Accumulation Units
         Outstanding at End of Period    1,761,535    1,586,391   1,171,869

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period             $9.94       $10.51      $10.00 (1)
      AUV at End of Period                   $7.44        $9.94      $10.51
      Number of Accumulation Units
         Outstanding at End of Period    5,103,821    3,603,942   1,403,629

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period            $16.87       $19.51      $21.72 (1)
      AUV at End of Period                  $13.23       $16.87      $19.51
      Number of Accumulation Units
         Outstanding at End of Period    1,564,288    1,137,846     621,115

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period            $17.44       $18.03      $23.35 (1)
      AUV at End of Period                  $12.77       $17.44      $18.03
      Number of Accumulation Units
         Outstanding at End of Period    2,319,410    1,876,959   1,163,996

   ING DEVELOPING WORLD
      AUV at Beginning of Period             $6.97        $7.49      $11.58 (1)
      AUV at End of Period                   $6.11        $6.97       $7.49
      Number of Accumulation Units
         Outstanding at End of Period      690,414      640,405     549,427

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period            $17.80       $18.97      $17.17 (1)
      AUV at End of Period                  $14.50       $17.80      $18.97
      Number of Accumulation Units
         Outstanding at End of Period      923,702      706,803     298,983

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period             $9.05        $9.87      $10.00 (3)
      AUV at End of Period                   $7.17        $9.05       $9.87
      Number of Accumulation Units
         Outstanding at End of Period    1,611,467      815,848      55,360

   ING GET FUND -- SERIES T
      AUV at Beginning of Period            $10.00 (8)
      AUV at End of Period                  $10.06
      Number of Accumulation Units
         Outstanding at End of Period      508,431

   ING GET FUND -- SERIES U
      AUV at Beginning of Period            $10.00 (9)
      AUV at End of Period                  $10.00
      Number of Accumulation Units
         Outstanding at End of Period        1,187

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period             $7.60       $10.00 (4)
      AUV at End of Period                   $4.62        $7.60
      Number of Accumulation Units
         Outstanding at End of Period      220,935       46,906

   ING HARD ASSETS
      AUV at Beginning of Period            $13.40       $15.53      $15.50 (1)
      AUV at End of Period                  $13.26       $13.40      $15.53
      Number of Accumulation Units
         Outstanding at End of Period      302,602       94,214      42,632

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period             $8.52       $11.23      $14.81 (6)
      AUV at End of Period                   $7.02        $8.52      $11.23
      Number of Accumulation Units
         Outstanding at End of Period    1,565,175    1,182,590   1,033,869

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period             $8.83        $9.93      $10.00 (3)
      AUV at End of Period                   $6.99        $8.83       $9.93
      Number of Accumulation Units
         Outstanding at End of Period    2,513,592    1,282,147     148,807

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period             $8.28        $8.88      $10.00 (3)
      AUV at End of Period                   $6.02        $8.28       $8.88
      Number of Accumulation Units
         Outstanding at End of Period      401,444      319,420      62,575

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period            $20.74       $24.27      $28.64 (1)
      AUV at End of Period                  $14.41       $20.74      $24.27
      Number of Accumulation Units
         Outstanding at End of Period    1,643,362    1,587,677     981,676

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED EAFE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.20
      Number of Accumulation Units
         Outstanding at End of Period       51,442

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.82
      Number of Accumulation Units
         Outstanding at End of Period       95,249

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period            $18.03       $16.87      $15.92 (1)
      AUV at End of Period                  $18.99       $18.03      $16.87
      Number of Accumulation Units
         Outstanding at End of Period    2,793,640    1,730,153     507,893

   ING LIQUID ASSETS
      AUV at Beginning of Period            $14.96       $14.67      $14.13 (1)
      AUV at End of Period                  $14.91       $14.96      $14.67
      Number of Accumulation Units
         Outstanding at End of Period   10,613,768    9,752,616   2,657,053

   ING MARSICO GROWTH
      AUV at Beginning of Period            $14.79       $21.59      $28.72 (1)
      AUV at End of Period                  $10.23       $14.79      $21.59
      Number of Accumulation Units
         Outstanding at End of Period    4,731,610    5,132,970   3,791,737

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.35
      Number of Accumulation Units
         Outstanding at End of Period       53,879

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.95
      Number of Accumulation Units
         Outstanding at End of Period       27,465

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period            $30.92       $41.24      $37.84 (1)
      AUV at End of Period                  $15.55       $30.92      $41.24
      Number of Accumulation Units
         Outstanding at End of Period    2,356,960    2,066,676   1,240,675

   ING MFS RESEARCH
      AUV at Beginning of Period            $19.84       $25.72      $26.43 (1)
      AUV at End of Period                  $14.64       $19.84      $25.72
      Number of Accumulation Units
         Outstanding at End of Period    2,132,959    1,666,295   1,007,294

   ING MFS TOTAL RETURN
      AUV at Beginning of Period            $19.96       $20.22      $17.13 (1)
      AUV at End of Period                  $18.60       $19.96      $20.22
      Number of Accumulation Units
         Outstanding at End of Period    3,921,173  2,673,135.0   836,664.0

   ING PIMCO CORE BOND
      AUV at Beginning of Period            $11.51       $11.44      $11.23 (1)
      AUV at End of Period                  $12.29       $11.51      $11.44
      Number of Accumulation Units
         Outstanding at End of Period    3,457,226      958,057     183,531

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period            $11.56       $11.55      $10.00 (1)
      AUV at End of Period                   $8.45       $11.56      $11.55
      Number of Accumulation Units
         Outstanding at End of Period    3,308,447    2,722,089     780,053

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period            $10.55       $11.22      $10.00 (1)
      AUV at End of Period                   $7.98       $10.55      $11.22
      Number of Accumulation Units
         Outstanding at End of Period    1,333,387      820,331     145,735

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period            $26.74       $24.77      $20.08 (1)
      AUV at End of Period                  $26.38       $26.74      $24.77
      Number of Accumulation Units
         Outstanding at End of Period    3,716,910    1,927,531     400,243

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period            $22.64       $22.75      $19.41 (1)
      AUV at End of Period                  $19.30       $22.64      $22.75
      Number of Accumulation Units
         Outstanding at End of Period    1,769,554  1,103,377.0   311,484.0

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.80
      Number of Accumulation Units
         Outstanding at End of Period       37,952

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.82
      Number of Accumulation Units
         Outstanding at End of Period      133,794

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period            $20.91       $24.18      $24.96 (1)
      AUV at End of Period                  $17.50       $20.91      $24.18
      Number of Accumulation Units
         Outstanding at End of Period    1,678,851    1,489,476     803,307

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period            $26.91       $25.34      $19.85 (1)
      AUV at End of Period                  $26.48       $26.91      $25.34
      Number of Accumulation Units
         Outstanding at End of Period      639,504      310,014      77,442

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                  $10.62
      Number of Accumulation Units
         Outstanding at End of Period      616,917

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period             $7.77       $10.00 (4)
      AUV at End of Period                   $5.23        $7.77
      Number of Accumulation Units
         Outstanding at End of Period      178,992       74,652

   ING VP MAGNACAP
      AUV at Beginning of Period             $9.33       $10.00 (4)
      AUV at End of Period                   $7.05        $9.33
      Number of Accumulation Units
         Outstanding at End of Period      190,988      102,246

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period             $8.31       $10.00 (4)
      AUV at End of Period                   $4.59        $8.31
      Number of Accumulation Units
         Outstanding at End of Period      696,664      222,328

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period             $6.98        $8.73      $10.00 (2)
      AUV at End of Period                   $5.15        $6.98       $8.73
      Number of Accumulation Units
         Outstanding at End of Period      598,428      468,772      84,578

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period            $10.25       $10.00 (5)
      AUV at End of Period                   $7.61       $10.25
      Number of Accumulation Units
         Outstanding at End of Period      375,102       25,836

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.42
      Number of Accumulation Units
         Outstanding at End of Period       54,250

   INVESCO VIF--FINANCIAL SERVICES
      AUV at Beginning of Period             $9.35       $10.00 (5)
      AUV at End of Period                   $7.81        $9.35
      Number of Accumulation Units
         Outstanding at End of Period      284,060       18,560

   INVESCO VIF--UTILITIES
      AUV at Beginning of Period             $8.09       $10.00 (5)
      AUV at End of Period                   $6.33        $8.09
      Number of Accumulation Units
         Outstanding at End of Period      167,758       16,134

   JENNISON PORTFOLIO
      AUV at Beginning of Period             $6.25        $7.82      $10.00 (2)
      AUV at End of Period                   $4.23        $6.25       $7.82
      Number of Accumulation Units
         Outstanding at End of Period      934,116    1,102,268      89,929

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period             $9.95        $9.90      $10.09 (1)
      AUV at End of Period                   $9.66        $9.95       $9.90
      Number of Accumulation Units
         Outstanding at End of Period    3,639,545    1,847,566     631,991

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period            $10.08       $11.59      $12.45 (1)
      AUV at End of Period                   $7.90       $10.08      $11.59
      Number of Accumulation Units
         Outstanding at End of Period    1,932,333    1,789,954   1,176,897

   PIONEER FUND VCT
      AUV at Beginning of Period             $9.37       $10.00 (5)
      AUV at End of Period                   $7.43        $9.37
      Number of Accumulation Units
         Outstanding at End of Period      229,508       22,142

   PIONEER MID CAP VALUE
      AUV at Beginning of Period            $10.71       $10.00 (5)
      AUV at End of Period                   $9.32       $10.71
      Number of Accumulation Units
         Outstanding at End of Period      503,892       23,811

   PROFUND VP BULL
      AUV at Beginning of Period             $8.87       $10.00 (4)
      AUV at End of Period                   $6.62        $8.87
      Number of Accumulation Units
         Outstanding at End of Period      475,785      244,571

   PROFUND VP EUROPE 30
      AUV at Beginning of Period             $8.24       $10.00 (4)
      AUV at End of Period                   $6.01        $8.24
      Number of Accumulation Units
         Outstanding at End of Period      103,963       39,270

   PROFUND VP SMALL CAP
      AUV at Beginning of Period             $9.40       $10.00 (4)
      AUV at End of Period                   $7.16        $9.40
      Number of Accumulation Units
         Outstanding at End of Period      420,431      132,361

   SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period             $5.38        $8.55      $10.00 (3)
      AUV at End of Period                   $4.08        $5.38       $8.55
      Number of Accumulation Units
         Outstanding at End of Period      360,089      212,147      12,698

   FOOTNOTES
   (1)  Fund First Available during February 2000
   (2)  Fund First Available during May 2000
   (3)  Fund First Available during October 2000
   (4)  Fund First Available during May 2001
   (5)  Fund First Available during November 2001
   (6)  Fund First Available during December 2001
   (7)  Fund First Available during May 2002
   (8)  Fund First Available during September 2002
   (9)  Fund First Available during December 2002

                                           2002         2001        2000
                                           ----         ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.90%

   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period            $10.98       $10.00 (5)
      AUV at End of Period                   $7.30       $10.98
      Number of Accumulation Units
         Outstanding at End of Period      237,698      119,539

   FIDELITY(R) VIP EQUITY--INCOME
      AUV at Beginning of Period             $9.57       $10.00 (7)
      AUV at End of Period                   $7.78        $9.57
      Number of Accumulation Units
         Outstanding at End of Period      250,947

   FIDELITY(R) VIP GROWTH
      AUV at Beginning of Period             $9.25       $10.00 (7)
      AUV at End of Period                   $6.33        $9.25
      Number of Accumulation Units
         Outstanding at End of Period      473,547

   GALAXY VIP ASSET ALLOCATION
      AUV at Beginning of Period             $9.72       $10.71      $10.50
      AUV at End of Period                                $9.72      $10.71
      Number of Accumulation Units
         Outstanding at End of Period           --           --          --

   GALAXY VIP EQUITY FUND
      AUV at Beginning of Period             $9.10       $11.34      $11.50
      AUV at End of Period                   $6.46        $9.10      $11.34
      Number of Accumulation Units
         Outstanding at End of Period        2,067           --          --

   GALAXY VIP GROWTH & INCOME
      AUV at Beginning of Period            $10.28       $10.92      $10.25
      AUV at End of Period                   $7.44       $10.28      $10.92
      Number of Accumulation Units
         Outstanding at End of Period          520           --          --

   GALAXY VIP QUALITY PLUS BOND
      AUV at Beginning of Period            $11.57       $10.98       $9.93
      AUV at End of Period                               $11.57      $10.98
      Number of Accumulation Units
         Outstanding at End of Period           --           --          --

   GALAXY VIP SMALL COMPANY GROWTH
      AUV at Beginning of Period            $12.99       $13.27      $15.05
      AUV at End of Period                   $8.55       $12.99      $13.27
      Number of Accumulation Units
         Outstanding at End of Period           98           99         100

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period            $14.23       $18.40      $21.27 (1)
      AUV at End of Period                   $9.54       $14.23      $18.40
      Number of Accumulation Units
         Outstanding at End of Period    1,357,779    1,475,163   1,103,423

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period            $14.21       $16.80      $19.78 (1)
      AUV at End of Period                   $9.76       $14.21      $16.80
      Number of Accumulation Units
         Outstanding at End of Period    1,863,528    1,557,259     874,247

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period             $9.92       $10.50      $10.00 (1)
      AUV at End of Period                   $7.42        $9.92      $10.50
      Number of Accumulation Units
         Outstanding at End of Period    6,279,537    4,320,851     993,651

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period            $16.72       $19.34      $21.56 (1)
      AUV at End of Period                  $13.09       $16.72      $19.34
      Number of Accumulation Units
         Outstanding at End of Period    1,515,003    1,118,604     522,271

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period            $17.34       $17.94      $23.25 (1)
      AUV at End of Period                  $12.68       $17.34      $17.94
      Number of Accumulation Units
         Outstanding at End of Period    2,389,036    1,918,122     825,516

   ING DEVELOPING WORLD
      AUV at Beginning of Period             $6.94        $7.47      $11.56 (1)
      AUV at End of Period                   $6.08        $6.94       $7.47
      Number of Accumulation Units
         Outstanding at End of Period      847,173      509,513     259,187

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period            $17.68       $18.85      $17.08 (1)
      AUV at End of Period                  $14.38       $17.68      $18.85
      Number of Accumulation Units
         Outstanding at End of Period      983,703      665,936     162,505

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period             $9.04        $9.87      $10.00 (3)
      AUV at End of Period                   $7.15        $9.04       $9.87
      Number of Accumulation Units
         Outstanding at End of Period    2,302,131    1,385,134      89,462

   ING GET FUND -- SERIES T
      AUV at Beginning of Period            $10.00 (8)
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GET FUND -- SERIES U
      AUV at Beginning of Period            $10.00 (9)
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period             $7.59       $10.00 (4)
      AUV at End of Period                   $4.61        $7.59
      Number of Accumulation Units
         Outstanding at End of Period      447,885      162,626

   ING HARD ASSETS
      AUV at Beginning of Period            $13.22       $15.34      $15.33 (1)
      AUV at End of Period                  $13.08       $13.22      $15.34
      Number of Accumulation Units
         Outstanding at End of Period      932,327      315,574     227,856

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period             $8.47       $11.18      $14.76 (6)
      AUV at End of Period                   $6.97        $8.47      $11.18
      Number of Accumulation Units
         Outstanding at End of Period    1,470,429    1,055,368     685,944

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period             $8.82        $9.93      $10.00 (3)
      AUV at End of Period                   $6.97        $8.82       $9.93
      Number of Accumulation Units
         Outstanding at End of Period    3,186,621    2,016,515     113,353

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period             $8.27        $8.88      $10.00 (3)
      AUV at End of Period                   $6.01        $8.27       $8.88
      Number of Accumulation Units
         Outstanding at End of Period      520,898      420,371      83,761

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period            $20.53       $24.06      $28.41 (1)
      AUV at End of Period                  $14.25       $20.53      $24.06
      Number of Accumulation Units
         Outstanding at End of Period    2,091,213    1,748,122     969,120

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED EAFE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.20
      Number of Accumulation Units
         Outstanding at End of Period      138,594

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.82
      Number of Accumulation Units
         Outstanding at End of Period      155,620

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period            $17.80       $16.67      $15.74 (1)
      AUV at End of Period                  $18.72       $17.80      $16.67
      Number of Accumulation Units
         Outstanding at End of Period    2,647,005    1,441,971     273,264

   ING LIQUID ASSETS
      AUV at Beginning of Period            $14.77       $14.50      $13.97 (1)
      AUV at End of Period                  $14.70       $14.77      $14.50
      Number of Accumulation Units
         Outstanding at End of Period    7,015,870    6,235,817   2,132,811

   ING MARSICO GROWTH
      AUV at Beginning of Period            $14.71       $21.49      $28.61 (1)
      AUV at End of Period                  $10.16       $14.71      $21.49
      Number of Accumulation Units
         Outstanding at End of Period    4,149,074    4,093,894   2,741,325

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.34
      Number of Accumulation Units
         Outstanding at End of Period       94,083

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.95
      Number of Accumulation Units
         Outstanding at End of Period       62,915

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period            $30.70       $40.98      $37.63 (1)
      AUV at End of Period                  $15.42       $30.70      $40.98
      Number of Accumulation Units
         Outstanding at End of Period    2,751,561    2,275,455   1,099,617

   ING MFS RESEARCH
      AUV at Beginning of Period            $19.69       $25.56      $26.29 (1)
      AUV at End of Period                  $14.51       $19.69      $25.56
      Number of Accumulation Units
         Outstanding at End of Period    2,110,645    1,829,741     807,166

   ING MFS TOTAL RETURN
      AUV at Beginning of Period            $19.81       $20.10      $17.04 (1)
      AUV at End of Period                  $18.44       $19.81      $20.10
      Number of Accumulation Units
         Outstanding at End of Period    4,012,552    2,637,734     506,976

   ING PIMCO CORE BOND
      AUV at Beginning of Period            $11.43       $11.37      $11.17 (1)
      AUV at End of Period                  $12.19       $11.43      $11.37
      Number of Accumulation Units
         Outstanding at End of Period    5,600,337    1,352,337     101,577

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period            $11.54       $11.54      $10.00 (1)
      AUV at End of Period                   $8.42       $11.54      $11.54
      Number of Accumulation Units
         Outstanding at End of Period    5,615,264    4,291,401     986,100

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period            $10.53       $11.21      $10.00 (1)
      AUV at End of Period                   $7.95       $10.53      $11.21
      Number of Accumulation Units
         Outstanding at End of Period    2,079,377    1,766,107     191,223

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period            $26.39       $24.47      $19.86 (1)
      AUV at End of Period                  $26.01       $26.39      $24.47
      Number of Accumulation Units
         Outstanding at End of Period    3,927,375    1,940,881     183,884

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period            $22.35       $22.48      $19.19 (1)
      AUV at End of Period                  $19.03       $22.35      $22.48
      Number of Accumulation Units
         Outstanding at End of Period    2,273,204    1,364,874     238,986

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.79
      Number of Accumulation Units
         Outstanding at End of Period       67,606

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.82
      Number of Accumulation Units
         Outstanding at End of Period      201,786

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period            $20.73       $24.00      $24.80 (1)
      AUV at End of Period                  $17.34       $20.73      $24.00
      Number of Accumulation Units
         Outstanding at End of Period    1,920,555    1,546,448     713,282

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period            $26.56       $25.04      $19.63 (1)
      AUV at End of Period                  $26.11       $26.56      $25.04
      Number of Accumulation Units
         Outstanding at End of Period      768,503      474,135     192,508

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                  $10.61
      Number of Accumulation Units
         Outstanding at End of Period      456,891

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period             $7.76       $10.00 (4)
      AUV at End of Period                   $5.22        $7.76
      Number of Accumulation Units
         Outstanding at End of Period      355,700      182,159

   ING VP MAGNACAP
      AUV at Beginning of Period             $9.32       $10.00 (4)
      AUV at End of Period                   $7.04        $9.32
      Number of Accumulation Units
         Outstanding at End of Period      295,511      117,705

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period             $8.30       $10.00 (4)
      AUV at End of Period                   $4.58        $8.30
      Number of Accumulation Units
         Outstanding at End of Period    1,196,797      253,382

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period             $6.96        $8.72      $10.00 (2)
      AUV at End of Period                   $5.14        $6.96       $8.72
      Number of Accumulation Units
         Outstanding at End of Period    1,083,707      477,958      68,648

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period            $10.25       $10.00 (5)
      AUV at End of Period                   $7.59       $10.25
      Number of Accumulation Units
         Outstanding at End of Period      736,096      289,358

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.41
      Number of Accumulation Units
         Outstanding at End of Period      100,699

   INVESCO VIF--FINANCIAL SERVICES
      AUV at Beginning of Period             $9.34       $10.00 (5)
      AUV at End of Period                   $7.80        $9.34
      Number of Accumulation Units
         Outstanding at End of Period      407,036       18,432

   INVESCO VIF--UTILITIES
      AUV at Beginning of Period             $8.09       $10.00 (5)
      AUV at End of Period                   $6.32        $8.09
      Number of Accumulation Units
         Outstanding at End of Period      173,346       23,627

   JENNISON PORTFOLIO
      AUV at Beginning of Period             $6.24        $7.82      $10.00 (2)
      AUV at End of Period                   $4.22        $6.24       $7.82
      Number of Accumulation Units
         Outstanding at End of Period    1,916,839    1,029,815     152,003

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period             $9.91        $9.88      $10.07 (1)
      AUV at End of Period                   $9.61        $9.91       $9.88
      Number of Accumulation Units
         Outstanding at End of Period    3,093,339    1,858,684     386,288

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period            $10.04       $11.56      $12.42 (1)
      AUV at End of Period                   $7.86       $10.04      $11.56
      Number of Accumulation Units
         Outstanding at End of Period    1,702,075    1,325,932     829,397

   PIONEER FUND VCT
      AUV at Beginning of Period             $9.36       $10.00 (5)
      AUV at End of Period                   $7.42        $9.36
      Number of Accumulation Units
         Outstanding at End of Period      562,117       47,468

   PIONEER MID CAP VALUE
      AUV at Beginning of Period            $10.71       $10.00 (5)
      AUV at End of Period                   $9.31       $10.71
      Number of Accumulation Units
         Outstanding at End of Period      740,867       72,420

   PROFUND VP BULL
      AUV at Beginning of Period             $8.87       $10.00 (4)
      AUV at End of Period                   $6.61        $8.87
      Number of Accumulation Units
         Outstanding at End of Period      491,042      103,369

   PROFUND VP EUROPE 30
      AUV at Beginning of Period             $8.24       $10.00 (4)
      AUV at End of Period                   $6.00        $8.24
      Number of Accumulation Units
         Outstanding at End of Period      218,083       19,682

   PROFUND VP SMALL CAP
      AUV at Beginning of Period             $9.40       $10.00 (4)
      AUV at End of Period                   $7.15        $9.40
      Number of Accumulation Units
         Outstanding at End of Period      374,258       47,995

   SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period             $5.37        $8.55      $10.00 (3)
      AUV at End of Period                   $4.07        $5.37       $8.55
      Number of Accumulation Units
         Outstanding at End of Period      636,058      320,126      28,074

   FOOTNOTES
   (1)  Fund First Available during February 2000
   (2)  Fund First Available during May 2000
   (3)  Fund First Available during October 2000
   (4)  Fund First Available during May 2001
   (5)  Fund First Available during November 2001
   (6)  Fund First Available during December 2001
   (7)  Fund First Available during May 2002
   (8)  Fund First Available during September 2002
   (9)  Fund First Available during December 2002

                                            2002         2001
                                            ----         ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.95%

   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period            $10.98       $10.00 (2)
      AUV at End of Period                   $7.29       $10.98
      Number of Accumulation Units
         Outstanding at End of Period        2,381           --

   FIDELITY(R) VIP EQUITY--INCOME
      AUV at Beginning of Period             $9.57 (4)
      AUV at End of Period                   $7.77
      Number of Accumulation Units
         Outstanding at End of Period        9,459

   FIDELITY(R) VIP GROWTH
      AUV at Beginning of Period             $9.25 (4)
      AUV at End of Period                   $6.32
      Number of Accumulation Units
         Outstanding at End of Period        7,613

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period            $14.19       $16.41 (1)
      AUV at End of Period                   $9.50       $14.19
      Number of Accumulation Units
         Outstanding at End of Period          431           32

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period            $14.17       $16.21 (1)
      AUV at End of Period                               $14.17
      Number of Accumulation Units
         Outstanding at End of Period           --           --

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period             $9.91       $10.53 (1)
      AUV at End of Period                   $7.41        $9.91
      Number of Accumulation Units
         Outstanding at End of Period          686           --

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period            $16.64       $19.44 (1)
      AUV at End of Period                               $16.64
      Number of Accumulation Units
         Outstanding at End of Period           --           --

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period            $17.28       $17.66 (1)
      AUV at End of Period                  $12.64       $17.28
      Number of Accumulation Units
         Outstanding at End of Period        1,453           --

   ING DEVELOPING WORLD
      AUV at Beginning of Period             $6.93        $7.35 (1)
      AUV at End of Period                                $6.93
      Number of Accumulation Units
         Outstanding at End of Period           --           --

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period            $17.61       $19.31 (1)
      AUV at End of Period                  $14.32       $17.61
      Number of Accumulation Units
         Outstanding at End of Period        5,517           --

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period             $9.03        $9.47 (1)
      AUV at End of Period                   $7.14        $9.03
      Number of Accumulation Units
         Outstanding at End of Period        1,419           --

   ING GET FUND -- SERIES T
      AUV at Beginning of Period            $10.00
      AUV at End of Period                  $10.06
      Number of Accumulation Units
         Outstanding at End of Period      402,294

   ING GET FUND -- SERIES U
      AUV at Beginning of Period            $10.00
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period             $7.59       $10.00 (1)
      AUV at End of Period                                $7.59
      Number of Accumulation Units
         Outstanding at End of Period           --           --

   ING HARD ASSETS
      AUV at Beginning of Period            $13.14       $15.45 (1)
      AUV at End of Period                               $13.14
      Number of Accumulation Units
         Outstanding at End of Period           --           --

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period             $8.45        $9.82 (3)
      AUV at End of Period                                $8.45
      Number of Accumulation Units
         Outstanding at End of Period           --           --

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period             $8.81        $9.65 (1)
      AUV at End of Period                   $6.96        $8.81
      Number of Accumulation Units
         Outstanding at End of Period        5,288           --

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period             $8.27        $8.98 (1)
      AUV at End of Period                                $8.27
      Number of Accumulation Units
         Outstanding at End of Period           --           --

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period            $20.43       $23.18 (1)
      AUV at End of Period                               $20.43
      Number of Accumulation Units
         Outstanding at End of Period           --           --

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED EAFE
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $8.19
      Number of Accumulation Units
         Outstanding at End of Period          467

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $7.82
      Number of Accumulation Units
         Outstanding at End of Period        2,108

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period            $17.71       $17.02 (1)
      AUV at End of Period                  $18.62       $17.71
      Number of Accumulation Units
         Outstanding at End of Period        6,405          994

   ING LIQUID ASSETS
      AUV at Beginning of Period            $14.72       $14.61 (1)
      AUV at End of Period                  $14.64       $14.72
      Number of Accumulation Units
         Outstanding at End of Period       19,321           92

   ING MARSICO GROWTH
      AUV at Beginning of Period            $14.66       $19.14 (1)
      AUV at End of Period                  $10.13       $14.66
      Number of Accumulation Units
         Outstanding at End of Period        1,801           30

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period            $30.58       $39.64 (1)
      AUV at End of Period                  $15.35       $30.58
      Number of Accumulation Units
         Outstanding at End of Period        1,308           15

   ING MFS RESEARCH
      AUV at Beginning of Period            $19.62       $23.34 (1)
      AUV at End of Period                  $14.45       $19.62
      Number of Accumulation Units
         Outstanding at End of Period        1,027           23

   ING MFS TOTAL RETURN
      AUV at Beginning of Period            $19.74       $20.20 (1)
      AUV at End of Period                  $18.37       $19.74
      Number of Accumulation Units
         Outstanding at End of Period       19,958          470

   ING PIMCO CORE BOND
      AUV at Beginning of Period            $11.39       $10.99 (1)
      AUV at End of Period                  $12.13       $11.39
      Number of Accumulation Units
         Outstanding at End of Period       32,108           --

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period            $11.53       $12.25 (1)
      AUV at End of Period                   $8.41       $11.53
      Number of Accumulation Units
         Outstanding at End of Period        3,105          778

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period            $10.52       $11.49 (1)
      AUV at End of Period                   $7.94       $10.52
      Number of Accumulation Units
         Outstanding at End of Period        2,596          847

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period            $26.21       $26.07 (1)
      AUV at End of Period                  $25.83       $26.21
      Number of Accumulation Units
         Outstanding at End of Period       12,095           --

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period            $22.20       $22.61 (1)
      AUV at End of Period                  $18.90       $22.20
      Number of Accumulation Units
         Outstanding at End of Period          193           --

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period            $20.64       $21.93 (1)
      AUV at End of Period                  $17.26       $20.64
      Number of Accumulation Units
         Outstanding at End of Period          835           23

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period            $26.39       $24.63 (1)
      AUV at End of Period                  $25.92       $26.39
      Number of Accumulation Units
         Outstanding at End of Period          696           --

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period             $7.76       $10.11 (1)
      AUV at End of Period                                $7.76
      Number of Accumulation Units
         Outstanding at End of Period           --           --

   ING VP MAGNACAP
      AUV at Beginning of Period             $9.32       $10.11 (1)
      AUV at End of Period                                $9.32
      Number of Accumulation Units
         Outstanding at End of Period           --           --

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period             $8.30       $10.01 (1)
      AUV at End of Period                   $4.58        $8.30
      Number of Accumulation Units
         Outstanding at End of Period          345           --

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period             $6.96        $8.35 (1)
      AUV at End of Period                   $5.13        $6.96
      Number of Accumulation Units
         Outstanding at End of Period        1,003           --

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period            $10.25       $10.00 (2)
      AUV at End of Period                   $7.59       $10.25
      Number of Accumulation Units
         Outstanding at End of Period        2,088           --

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $8.41
      Number of Accumulation Units
         Outstanding at End of Period          758

   INVESCO VIF FINANCIAL SERVICES
      AUV at Beginning of Period             $9.34       $10.00 (2)
      AUV at End of Period                   $7.79        $9.34
      Number of Accumulation Units
         Outstanding at End of Period          667           --

   INVESCO VIF UTILITIES
      AUV at Beginning of Period             $8.09       $10.00 (2)
      AUV at End of Period                   $6.32        $8.09
      Number of Accumulation Units
         Outstanding at End of Period        2,188           --

   JENNISON PORTFOLIO
      AUV at Beginning of Period             $6.24        $7.20 (1)
      AUV at End of Period                   $4.21        $6.24
      Number of Accumulation Units
         Outstanding at End of Period        5,385           --

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period             $9.90        $9.83 (1)
      AUV at End of Period                   $9.59        $9.90
      Number of Accumulation Units
         Outstanding at End of Period        4,447           --

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period            $10.03       $11.01 (1)
      AUV at End of Period                               $10.03
      Number of Accumulation Units
         Outstanding at End of Period           --           --

   PIONEER FUND VCT
      AUV at Beginning of Period             $9.36       $10.00 (2)
      AUV at End of Period                   $7.41        $9.36
      Number of Accumulation Units
         Outstanding at End of Period        6,687           --

   PIONEER MID CAP VALUE
      AUV at Beginning of Period            $10.71       $10.00 (2)
      AUV at End of Period                               $10.71
      Number of Accumulation Units
         Outstanding at End of Period           --           --

   PROFUND VP BULL
      AUV at Beginning of Period             $8.86       $10.00 (1)
      AUV at End of Period                   $6.61        $8.86
      Number of Accumulation Units
         Outstanding at End of Period          305           --

   PROFUND VP EUROPE 30
      AUV at Beginning of Period             $8.24       $10.05 (1)
      AUV at End of Period                                $8.24
      Number of Accumulation Units
         Outstanding at End of Period           --           --

   PROFUND VP SMALL CAP
      AUV at Beginning of Period             $9.39       $10.00 (1)
      AUV at End of Period                                $9.39
      Number of Accumulation Units
         Outstanding at End of Period           --           --

   SP JENNISON INT. GROWTH
      AUV at Beginning of Period             $5.37        $7.30 (1)
      AUV at End of Period                   $4.06        $5.37
      Number of Accumulation Units
         Outstanding at End of Period        3,559           --

   FOOTNOTES
   (1)  Fund First Available during May 2001
   (2)  Fund First Available during November 2001
   (3)  Fund First Available during December 2001
   (4)  Fund First Available during May 2002

                                             2002        2001
                                             ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 2.05%

   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period            $10.98      $10.00 (2)
      AUV at End of Period                   $7.28      $10.98
      Number of Accumulation Units
         Outstanding at End of Period       36,436         270

   FIDELITY(R) VIP EQUITY--INCOME
      AUV at Beginning of Period             $9.56 (4)
      AUV at End of Period                   $7.76
      Number of Accumulation Units
         Outstanding at End of Period       18,936

   FIDELITY(R) VIP GROWTH
      AUV at Beginning of Period             $9.24 (4)
      AUV at End of Period                   $6.31
      Number of Accumulation Units
         Outstanding at End of Period        4,842

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period            $14.10      $16.32 (1)
      AUV at End of Period                   $9.43      $14.10
      Number of Accumulation Units
         Outstanding at End of Period       22,032       9,284

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period            $14.09      $16.13 (1)
      AUV at End of Period                   $9.66      $14.09
      Number of Accumulation Units
         Outstanding at End of Period       30,975      13,857

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period             $9.89      $10.52 (1)
      AUV at End of Period                   $7.39       $9.89
      Number of Accumulation Units
         Outstanding at End of Period      153,495      64,872

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period            $16.48      $19.28 (1)
      AUV at End of Period                  $12.89      $16.48
      Number of Accumulation Units
         Outstanding at End of Period       44,003      24,750

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period            $17.18      $17.56 (1)
      AUV at End of Period                  $12.55      $17.18
      Number of Accumulation Units
         Outstanding at End of Period       61,290      28,016

   ING DEVELOPING WORLD
      AUV at Beginning of Period             $6.90       $7.33 (1)
      AUV at End of Period                   $6.04       $6.90
      Number of Accumulation Units
         Outstanding at End of Period       45,609      32,140

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period            $17.49      $19.19 (1)
      AUV at End of Period                  $14.21      $17.49
      Number of Accumulation Units
         Outstanding at End of Period       20,452      15,882

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period             $9.02       $9.47 (1)
      AUV at End of Period                   $7.12       $9.02
      Number of Accumulation Units
         Outstanding at End of Period       78,294      30,405

   ING GET FUND -- SERIES T
      AUV at Beginning of Period            $10.00
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GET FUND -- SERIES U
      AUV at Beginning of Period            $10.00
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period             $7.58      $10.00 (1)
      AUV at End of Period                   $4.60       $7.58
      Number of Accumulation Units
         Outstanding at End of Period       41,859       9,038

   ING HARD ASSETS
      AUV at Beginning of Period            $12.96      $15.25 (1)
      AUV at End of Period                  $12.80      $12.96
      Number of Accumulation Units
         Outstanding at End of Period       23,532       8,523

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period             $8.40       $9.77 (3)
      AUV at End of Period                   $6.90       $8.40
      Number of Accumulation Units
         Outstanding at End of Period        8,795          --

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period             $8.80       $9.64 (1)
      AUV at End of Period                   $6.95       $8.80
      Number of Accumulation Units
         Outstanding at End of Period      132,024      41,232

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period             $8.25       $8.97 (1)
      AUV at End of Period                   $5.99       $8.25
      Number of Accumulation Units
         Outstanding at End of Period       13,630       7,008

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period            $20.23      $22.97 (1)
      AUV at End of Period                  $14.02      $20.23
      Number of Accumulation Units
         Outstanding at End of Period       41,942      17,631

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED EAFE
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $8.19
      Number of Accumulation Units
         Outstanding at End of Period        1,613

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $7.81
      Number of Accumulation Units
         Outstanding at End of Period        5,346

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period            $17.48      $16.81 (1)
      AUV at End of Period                  $18.36      $17.48
      Number of Accumulation Units
         Outstanding at End of Period      115,925      33,099

   ING LIQUID ASSETS
      AUV at Beginning of Period            $14.53      $14.43 (1)
      AUV at End of Period                  $14.43      $14.53
      Number of Accumulation Units
         Outstanding at End of Period      327,509     329,210

   ING MARSICO GROWTH
      AUV at Beginning of Period            $14.58      $19.04 (1)
      AUV at End of Period                  $10.06      $14.58
      Number of Accumulation Units
         Outstanding at End of Period       60,337      37,525

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $8.33
      Number of Accumulation Units
         Outstanding at End of Period        5,396

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period            $30.36      $39.38 (1)
      AUV at End of Period                  $15.22      $30.36
      Number of Accumulation Units
         Outstanding at End of Period       59,471      32,214

   ING MFS RESEARCH
      AUV at Beginning of Period            $19.48      $23.19 (1)
      AUV at End of Period                  $14.33      $19.48
      Number of Accumulation Units
         Outstanding at End of Period       52,294      25,925

   ING MFS TOTAL RETURN
      AUV at Beginning of Period            $19.59      $20.07 (1)
      AUV at End of Period                  $18.21      $19.59
      Number of Accumulation Units
         Outstanding at End of Period      108,560      48,787

   ING PIMCO CORE BOND
      AUV at Beginning of Period            $11.30      $10.92 (1)
      AUV at End of Period                  $12.03      $11.30
      Number of Accumulation Units
         Outstanding at End of Period      134,070      45,492

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period            $11.50      $12.23 (1)
      AUV at End of Period                   $8.39      $11.50
      Number of Accumulation Units
         Outstanding at End of Period      186,269     101,330

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period            $10.49      $11.48 (1)
      AUV at End of Period                   $7.92      $10.49
      Number of Accumulation Units
         Outstanding at End of Period       88,534      50,349

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period            $25.87      $25.75 (1)
      AUV at End of Period                  $25.46      $25.87
      Number of Accumulation Units
         Outstanding at End of Period      122,476      43,670

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period            $21.91      $22.33 (1)
      AUV at End of Period                  $18.63      $21.91
      Number of Accumulation Units
         Outstanding at End of Period       69,736      27,313

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $8.81
      Number of Accumulation Units
         Outstanding at End of Period        5,968

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period            $20.47      $21.76 (1)
      AUV at End of Period                  $17.09      $20.47
      Number of Accumulation Units
         Outstanding at End of Period       40,928      20,784

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period            $26.04      $24.32 (1)
      AUV at End of Period                  $25.56      $26.04
      Number of Accumulation Units
         Outstanding at End of Period       28,955       8,514

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                  $10.60
      Number of Accumulation Units
         Outstanding at End of Period        9,277

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period             $7.76      $10.11 (1)
      AUV at End of Period                   $5.20       $7.76
      Number of Accumulation Units
         Outstanding at End of Period        4,918       6,308

   ING VP MAGNACAP
      AUV at Beginning of Period             $9.31      $10.11 (1)
      AUV at End of Period                   $7.02       $9.31
      Number of Accumulation Units
         Outstanding at End of Period       18,132      11,483

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period             $8.30      $10.01 (1)
      AUV at End of Period                   $4.57       $8.30
      Number of Accumulation Units
         Outstanding at End of Period       54,433      21,418

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period             $6.95       $8.34 (1)
      AUV at End of Period                   $5.12       $6.95
      Number of Accumulation Units
         Outstanding at End of Period       39,021      30,234

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period            $10.24      $10.00 (2)
      AUV at End of Period                   $7.58      $10.24
      Number of Accumulation Units
         Outstanding at End of Period       15,338         332

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $8.40
      Number of Accumulation Units
         Outstanding at End of Period        3,612

   INVESCO VIF FINANCIAL SERVICES
      AUV at Beginning of Period             $9.34      $10.00 (2)
      AUV at End of Period                   $7.78       $9.34
      Number of Accumulation Units
         Outstanding at End of Period       36,848          --

   INVESCO VIF UTILITIES
      AUV at Beginning of Period             $8.08      $10.00 (2)
      AUV at End of Period                   $6.31       $8.08
      Number of Accumulation Units
         Outstanding at End of Period          814          --

   JENNISON PORTFOLIO
      AUV at Beginning of Period             $6.23       $7.19 (1)
      AUV at End of Period                   $4.20       $6.23
      Number of Accumulation Units
         Outstanding at End of Period       22,367      21,785

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period             $9.86       $9.80 (1)
      AUV at End of Period                   $9.54       $9.86
      Number of Accumulation Units
         Outstanding at End of Period      186,396      54,726

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period             $9.99      $10.97 (1)
      AUV at End of Period                   $7.80       $9.99
      Number of Accumulation Units
         Outstanding at End of Period       24,969      10,158

   PIONEER FUND VCT
      AUV at Beginning of Period             $9.36      $10.00 (2)
      AUV at End of Period                   $7.40       $9.36
      Number of Accumulation Units
         Outstanding at End of Period        8,141          --

   PIONEER MID CAP VALUE
      AUV at Beginning of Period            $10.70      $10.00 (2)
      AUV at End of Period                   $9.29      $10.70
      Number of Accumulation Units
         Outstanding at End of Period       28,194         660

   PROFUND VP BULL
      AUV at Beginning of Period             $8.86      $10.00 (1)
      AUV at End of Period                   $6.59       $8.86
      Number of Accumulation Units
         Outstanding at End of Period       29,583       5,613

   PROFUND VP EUROPE 30
      AUV at Beginning of Period             $8.23      $10.05 (1)
      AUV at End of Period                   $5.98       $8.23
      Number of Accumulation Units
         Outstanding at End of Period        8,144      15,188

   PROFUND VP SMALL CAP
      AUV at Beginning of Period             $9.39      $10.00 (1)
      AUV at End of Period                   $7.13       $9.39
      Number of Accumulation Units
         Outstanding at End of Period        7,373      12,960

   SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period             $5.36       $7.29 (1)
      AUV at End of Period                   $4.05       $5.36
      Number of Accumulation Units
         Outstanding at End of Period       34,977      11,906

   FOOTNOTES
   (1)  Fund First Available during May 2001
   (2)  Fund First Available during November 2001
   (3)  Fund First Available during December 2001
   (4)  Fund First Available during May 2002

                                            2002         2001
                                            ----         ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 2.10%

   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period            $10.98       $10.00 (2)
      AUV at End of Period                   $7.28       $10.98
      Number of Accumulation Units
         Outstanding at End of Period       11,618           --

   FIDELITY(R) VIP EQUITY--INCOME
      AUV at Beginning of Period             $9.56 (4)
      AUV at End of Period                   $7.75
      Number of Accumulation Units
         Outstanding at End of Period       54,904

   FIDELITY(R) VIP GROWTH
      AUV at Beginning of Period             $9.24 (4)
      AUV at End of Period                   $6.31
      Number of Accumulation Units
         Outstanding at End of Period      107,165

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period            $14.05       $16.27 (1)
      AUV at End of Period                   $9.40       $14.05
      Number of Accumulation Units
         Outstanding at End of Period       63,802       21,990

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period            $14.05       $16.08 (1)
      AUV at End of Period                   $9.62       $14.05
      Number of Accumulation Units
         Outstanding at End of Period      184,179       63,924

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period             $9.88       $10.51 (1)
      AUV at End of Period                   $7.37        $9.88
      Number of Accumulation Units
         Outstanding at End of Period      916,295      261,939

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period            $16.41       $19.19 (1)
      AUV at End of Period                  $12.82       $16.41
      Number of Accumulation Units
         Outstanding at End of Period      210,411       72,320

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period            $17.12       $17.51 (1)
      AUV at End of Period                  $12.50       $17.12
      Number of Accumulation Units
         Outstanding at End of Period      350,649       77,139

   ING DEVELOPING WORLD
      AUV at Beginning of Period             $6.89        $7.32 (1)
      AUV at End of Period                   $6.02        $6.89
      Number of Accumulation Units
         Outstanding at End of Period       87,622       52,358

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period            $17.43       $19.13 (1)
      AUV at End of Period                  $14.15       $17.43
      Number of Accumulation Units
         Outstanding at End of Period      131,099       34,231

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period             $9.01        $9.46 (1)
      AUV at End of Period                   $7.12        $9.01
      Number of Accumulation Units
         Outstanding at End of Period      492,026       76,525

   ING GET FUND -- SERIES T
      AUV at Beginning of Period            $10.00
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GET FUND -- SERIES U
      AUV at Beginning of Period            $10.00
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period             $7.58       $10.00 (1)
      AUV at End of Period                   $4.59        $7.58
      Number of Accumulation Units
         Outstanding at End of Period      141,023       23,594

   ING HARD ASSETS
      AUV at Beginning of Period            $12.88       $15.16 (1)
      AUV at End of Period                  $12.71       $12.88
      Number of Accumulation Units
         Outstanding at End of Period       43,248        2,531

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period             $8.37        $9.74 (3)
      AUV at End of Period                   $6.87        $8.37
      Number of Accumulation Units
         Outstanding at End of Period      132,383        2,399

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period             $8.79        $9.64 (1)
      AUV at End of Period                   $6.94        $8.79
      Number of Accumulation Units
         Outstanding at End of Period      584,691      164,770

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period             $8.25        $8.97 (1)
      AUV at End of Period                   $5.98        $8.25
      Number of Accumulation Units
         Outstanding at End of Period       96,355       38,065

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period            $20.13       $22.86 (1)
      AUV at End of Period                  $13.94       $20.13
      Number of Accumulation Units
         Outstanding at End of Period      132,556       41,070

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED EAFE
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $8.19
      Number of Accumulation Units
         Outstanding at End of Period        6,369

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $7.81
      Number of Accumulation Units
         Outstanding at End of Period       37,674

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period            $17.36       $16.70 (1)
      AUV at End of Period                  $18.23       $17.36
      Number of Accumulation Units
         Outstanding at End of Period      187,662       63,527

   ING LIQUID ASSETS
      AUV at Beginning of Period            $14.43       $14.34 (1)
      AUV at End of Period                  $14.33       $14.43
      Number of Accumulation Units
         Outstanding at End of Period      514,409      261,606

   ING MARSICO GROWTH
      AUV at Beginning of Period            $14.53       $18.99 (1)
      AUV at End of Period                  $10.02       $14.53
      Number of Accumulation Units
         Outstanding at End of Period      311,442      126,140

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $8.33
      Number of Accumulation Units
         Outstanding at End of Period       15,878

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $7.94
      Number of Accumulation Units
         Outstanding at End of Period        8,896

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period            $30.25       $39.25 (1)
      AUV at End of Period                  $15.16       $30.25
      Number of Accumulation Units
         Outstanding at End of Period      309,801       93,233

   ING MFS RESEARCH
      AUV at Beginning of Period            $19.40       $23.11 (1)
      AUV at End of Period                  $14.27       $19.40
      Number of Accumulation Units
         Outstanding at End of Period      215,283       85,348

   ING MFS TOTAL RETURN
      AUV at Beginning of Period            $19.52       $20.00 (1)
      AUV at End of Period                  $18.14       $19.52
      Number of Accumulation Units
         Outstanding at End of Period      687,305      203,036

   ING PIMCO CORE BOND
      AUV at Beginning of Period            $11.26       $10.88 (1)
      AUV at End of Period                  $11.98       $11.26
      Number of Accumulation Units
         Outstanding at End of Period      836,451      221,684

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period            $11.49       $12.23 (1)
      AUV at End of Period                   $8.37       $11.49
      Number of Accumulation Units
         Outstanding at End of Period      892,250      225,937

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period            $10.48       $11.47 (1)
      AUV at End of Period                   $7.91       $10.48
      Number of Accumulation Units
         Outstanding at End of Period      294,204      136,482

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period            $25.70       $25.59 (1)
      AUV at End of Period                  $25.28       $25.70
      Number of Accumulation Units
         Outstanding at End of Period      442,657       92,605

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period            $21.77       $22.19 (1)
      AUV at End of Period                  $18.50       $21.77
      Number of Accumulation Units
         Outstanding at End of Period      425,112      107,272

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $7.78
      Number of Accumulation Units
         Outstanding at End of Period       10,422

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $8.80
      Number of Accumulation Units
         Outstanding at End of Period       40,258

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period            $20.39       $21.68 (1)
      AUV at End of Period                  $17.01       $20.39
      Number of Accumulation Units
         Outstanding at End of Period      180,352       51,722

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period            $25.87       $24.17 (1)
      AUV at End of Period                  $25.38       $25.87
      Number of Accumulation Units
         Outstanding at End of Period       77,757        7,350

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                  $10.59
      Number of Accumulation Units
         Outstanding at End of Period       20,543

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period             $7.75       $10.11 (1)
      AUV at End of Period                   $5.20        $7.75
      Number of Accumulation Units
         Outstanding at End of Period       68,491        6,269

   ING VP MAGNACAP
      AUV at Beginning of Period             $9.31       $10.11 (1)
      AUV at End of Period                   $7.02        $9.31
      Number of Accumulation Units
         Outstanding at End of Period       41,229       10,474

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period             $8.29       $10.01 (1)
      AUV at End of Period                   $4.57        $8.29
      Number of Accumulation Units
         Outstanding at End of Period      249,714       45,115

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period             $6.94        $8.34 (1)
      AUV at End of Period                   $5.11        $6.94
      Number of Accumulation Units
         Outstanding at End of Period      138,853       46,282

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period            $10.24       $10.00 (2)
      AUV at End of Period                   $7.57       $10.24
      Number of Accumulation Units
         Outstanding at End of Period      151,077          466

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $8.40
      Number of Accumulation Units
         Outstanding at End of Period       40,592

   INVESCO VIF FINANCIAL SERVICES
      AUV at Beginning of Period             $9.33       $10.00 (2)
      AUV at End of Period                   $7.78        $9.33
      Number of Accumulation Units
         Outstanding at End of Period       84,291        3,260

   INVESCO VIF UTILITIES
      AUV at Beginning of Period             $8.08       $10.00 (2)
      AUV at End of Period                   $6.30        $8.08
      Number of Accumulation Units
         Outstanding at End of Period       52,671           --

   JENNISON PORTFOLIO
      AUV at Beginning of Period             $6.22        $7.19 (1)
      AUV at End of Period                   $4.19        $6.22
      Number of Accumulation Units
         Outstanding at End of Period      265,344       70,772

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period             $9.84        $9.79 (1)
      AUV at End of Period                   $9.52        $9.84
      Number of Accumulation Units
         Outstanding at End of Period      423,832      118,177

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period             $9.97       $10.95 (1)
      AUV at End of Period                   $7.79        $9.97
      Number of Accumulation Units
         Outstanding at End of Period      218,962       61,575

   PIONEER FUND VCT
      AUV at Beginning of Period             $9.35       $10.00 (2)
      AUV at End of Period                   $7.39        $9.35
      Number of Accumulation Units
         Outstanding at End of Period       57,294           --

   PIONEER MID CAP VALUE
      AUV at Beginning of Period            $10.70       $10.00 (2)
      AUV at End of Period                   $9.29       $10.70
      Number of Accumulation Units
         Outstanding at End of Period      145,463           --

   PROFUND VP BULL
      AUV at Beginning of Period             $8.85       $10.00 (1)
      AUV at End of Period                   $6.59        $8.85
      Number of Accumulation Units
         Outstanding at End of Period       23,783        1,814

   PROFUND VP EUROPE 30
      AUV at Beginning of Period             $8.23       $10.05 (1)
      AUV at End of Period                   $5.98        $8.23
      Number of Accumulation Units
         Outstanding at End of Period       17,650           --

   PROFUND VP SMALL CAP
      AUV at Beginning of Period             $9.39       $10.00 (1)
      AUV at End of Period                   $7.13        $9.39
      Number of Accumulation Units
         Outstanding at End of Period       68,579       12,110

   SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period             $5.36        $7.29 (1)
      AUV at End of Period                   $4.05        $5.36
      Number of Accumulation Units
         Outstanding at End of Period      156,994       86,394

   FOOTNOTES
   (1)  Fund First Available during May 2001
   (2)  Fund First Available during November 2001
   (3)  Fund First Available during December 2001
   (4)  Fund First Available during May 2002

                                              2002         2001
                                              ----         ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 2.15%

   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period            $10.98       $10.00 (2)
      AUV at End of Period                   $7.27       $10.98
      Number of Accumulation Units
         Outstanding at End of Period        8,919          228

   FIDELITY(R) VIP EQUITY--INCOME
      AUV at Beginning of Period             $9.56 (4)
      AUV at End of Period                   $7.75
      Number of Accumulation Units
         Outstanding at End of Period       46,318

   FIDELITY(R) VIP GROWTH
      AUV at Beginning of Period             $9.24 (4)
      AUV at End of Period                   $6.30
      Number of Accumulation Units
         Outstanding at End of Period       72,401

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period            $14.01       $16.23 (1)
      AUV at End of Period                   $9.36       $14.01
      Number of Accumulation Units
         Outstanding at End of Period       20,219       11,976

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period            $14.01       $16.04 (1)
      AUV at End of Period                   $9.59       $14.01
      Number of Accumulation Units
         Outstanding at End of Period       58,703       45,184

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period             $9.87       $10.50 (1)
      AUV at End of Period                   $7.36        $9.87
      Number of Accumulation Units
         Outstanding at End of Period      190,461       82,699

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period            $16.33       $19.11 (1)
      AUV at End of Period                  $12.75       $16.33
      Number of Accumulation Units
         Outstanding at End of Period       59,805       32,608

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period            $17.07       $17.47 (1)
      AUV at End of Period                  $12.46       $17.07
      Number of Accumulation Units
         Outstanding at End of Period       54,702       21,559

   ING DEVELOPING WORLD
      AUV at Beginning of Period             $6.87        $7.30 (1)
      AUV at End of Period                   $6.01        $6.87
      Number of Accumulation Units
         Outstanding at End of Period       14,127        9,241

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period            $17.36       $19.07 (1)
      AUV at End of Period                  $14.09       $17.36
      Number of Accumulation Units
         Outstanding at End of Period       19,840        7,195

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period             $9.01        $9.46 (1)
      AUV at End of Period                   $7.11        $9.01
      Number of Accumulation Units
         Outstanding at End of Period       74,631       17,789

   ING GET FUND -- SERIES T
      AUV at Beginning of Period            $10.00
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GET FUND -- SERIES U
      AUV at Beginning of Period            $10.00
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period             $7.58       $10.00 (1)
      AUV at End of Period                   $4.59        $7.58
      Number of Accumulation Units
         Outstanding at End of Period       23,046       14,867

   ING HARD ASSETS
      AUV at Beginning of Period            $12.79       $15.06 (1)
      AUV at End of Period                  $12.62       $12.79
      Number of Accumulation Units
         Outstanding at End of Period       11,015        6,076

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period             $8.35        $9.72 (3)
      AUV at End of Period                   $6.85        $8.35
      Number of Accumulation Units
         Outstanding at End of Period       28,442           --

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period             $8.79        $9.64 (1)
      AUV at End of Period                   $6.93        $8.79
      Number of Accumulation Units
         Outstanding at End of Period      103,609       26,573

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period             $8.24        $8.97 (1)
      AUV at End of Period                   $5.97        $8.24
      Number of Accumulation Units
         Outstanding at End of Period        7,583        5,305

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period            $20.03       $22.76 (1)
      AUV at End of Period                  $13.87       $20.03
      Number of Accumulation Units
         Outstanding at End of Period       34,166       10,853

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED EAFE
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $8.18
      Number of Accumulation Units
         Outstanding at End of Period        4,137

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $7.81
      Number of Accumulation Units
         Outstanding at End of Period           47

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period            $17.25       $16.60 (1)
      AUV at End of Period                  $18.10       $17.25
      Number of Accumulation Units
         Outstanding at End of Period      102,238       14,995

   ING LIQUID ASSETS
      AUV at Beginning of Period            $14.34       $14.25 (1)
      AUV at End of Period                  $14.23       $14.34
      Number of Accumulation Units
         Outstanding at End of Period      102,402      131,130

   ING MARSICO GROWTH
      AUV at Beginning of Period            $14.49       $18.95 (1)
      AUV at End of Period                   $9.99       $14.49
      Number of Accumulation Units
         Outstanding at End of Period       62,460       50,456

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $8.33
      Number of Accumulation Units
         Outstanding at End of Period       20,649

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $7.93
      Number of Accumulation Units
         Outstanding at End of Period          297

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period            $30.14       $39.11 (1)
      AUV at End of Period                  $15.10       $30.14
      Number of Accumulation Units
         Outstanding at End of Period       60,108       29,442

   ING MFS RESEARCH
      AUV at Beginning of Period            $19.33       $23.03 (1)
      AUV at End of Period                  $14.21       $19.33
      Number of Accumulation Units
         Outstanding at End of Period       58,224       35,638

   ING MFS TOTAL RETURN
      AUV at Beginning of Period            $19.45       $19.93 (1)
      AUV at End of Period                  $18.06       $19.45
      Number of Accumulation Units
         Outstanding at End of Period      123,964       62,233

   ING PIMCO CORE BOND
      AUV at Beginning of Period            $11.22       $10.84 (1)
      AUV at End of Period                  $11.93       $11.22
      Number of Accumulation Units
         Outstanding at End of Period      299,610       75,861

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period            $11.48       $12.22 (1)
      AUV at End of Period                   $8.36       $11.48
      Number of Accumulation Units
         Outstanding at End of Period      142,958       31,699

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period            $10.47       $11.46 (1)
      AUV at End of Period                   $7.89       $10.47
      Number of Accumulation Units
         Outstanding at End of Period       33,194       16,003

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period            $25.53       $25.43 (1)
      AUV at End of Period                  $25.10       $25.53
      Number of Accumulation Units
         Outstanding at End of Period      164,221       43,006

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period            $21.62       $22.05 (1)
      AUV at End of Period                  $18.37       $21.62
      Number of Accumulation Units
         Outstanding at End of Period       90,035       25,078

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $8.80
      Number of Accumulation Units
         Outstanding at End of Period        1,758

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period            $20.30       $21.59 (1)
      AUV at End of Period                  $16.93       $20.30
      Number of Accumulation Units
         Outstanding at End of Period       38,925       13,112

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period            $25.70       $24.02 (1)
      AUV at End of Period                  $25.20       $25.70
      Number of Accumulation Units
         Outstanding at End of Period       17,947        6,621

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                  $10.59
      Number of Accumulation Units
         Outstanding at End of Period       45,162

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period             $7.75       $10.11 (1)
      AUV at End of Period                   $5.19        $7.75
      Number of Accumulation Units
         Outstanding at End of Period       11,587        2,926

   ING VP MAGNACAP
      AUV at Beginning of Period             $9.31       $10.11 (1)
      AUV at End of Period                   $7.01        $9.31
      Number of Accumulation Units
         Outstanding at End of Period       12,376        4,684

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period             $8.29       $10.01 (1)
      AUV at End of Period                   $4.56        $8.29
      Number of Accumulation Units
         Outstanding at End of Period       46,046        6,290

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period             $6.93        $8.33 (1)
      AUV at End of Period                   $5.10        $6.93
      Number of Accumulation Units
         Outstanding at End of Period       57,393       20,405

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period            $10.24       $10.00 (2)
      AUV at End of Period                   $7.57       $10.24
      Number of Accumulation Units
         Outstanding at End of Period        9,189        1,063

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $8.40
      Number of Accumulation Units
         Outstanding at End of Period       17,360

   INVESCO VIF FINANCIAL SERVICES
      AUV at Beginning of Period             $9.33       $10.00 (2)
      AUV at End of Period                   $7.77        $9.33
      Number of Accumulation Units
         Outstanding at End of Period        8,074        3,752

   INVESCO VIF UTILITIES
      AUV at Beginning of Period             $8.08       $10.00 (2)
      AUV at End of Period                   $6.30        $8.08
      Number of Accumulation Units
         Outstanding at End of Period       24,927           --

   JENNISON PORTFOLIO
      AUV at Beginning of Period             $6.22        $7.18 (1)
      AUV at End of Period                   $4.19        $6.22
      Number of Accumulation Units
         Outstanding at End of Period       78,264       14,542

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period             $9.82        $9.77 (1)
      AUV at End of Period                   $9.50        $9.82
      Number of Accumulation Units
         Outstanding at End of Period       64,823       27,443

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period             $9.95       $10.94 (1)
      AUV at End of Period                   $7.77        $9.95
      Number of Accumulation Units
         Outstanding at End of Period       59,533       20,309

   PIONEER FUND VCT
      AUV at Beginning of Period             $9.35       $10.00 (2)
      AUV at End of Period                   $7.39        $9.35
      Number of Accumulation Units
         Outstanding at End of Period       19,166           --

   PIONEER MID CAP VALUE
      AUV at Beginning of Period            $10.70       $10.00 (2)
      AUV at End of Period                   $9.28       $10.70
      Number of Accumulation Units
         Outstanding at End of Period       25,875           --

   PROFUND VP BULL
      AUV at Beginning of Period             $8.85       $10.00 (1)
      AUV at End of Period                   $6.58        $8.85
      Number of Accumulation Units
         Outstanding at End of Period       32,743          900

   PROFUND VP EUROPE 30
      AUV at Beginning of Period             $8.22       $10.05 (1)
      AUV at End of Period                   $5.97        $8.22
      Number of Accumulation Units
         Outstanding at End of Period        1,104        7,153

   PROFUND VP SMALL CAP
      AUV at Beginning of Period             $9.38       $10.00 (1)
      AUV at End of Period                   $7.12        $9.38
      Number of Accumulation Units
         Outstanding at End of Period       12,461        4,031

   SP JENNISON INT. GROWTH
      AUV at Beginning of Period             $5.36        $7.29 (1)
      AUV at End of Period                   $4.05        $5.36
      Number of Accumulation Units
         Outstanding at End of Period       16,084        3,450

   FOOTNOTES
   (1)  Fund First Available during May 2001
   (2)  Fund First Available during November 2001
   (3)  Fund First Available during December 2001
   (4)  Fund First Available during May 2002

                                              2002         2001
                                              ----         ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 2.25%

   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period            $10.97       $10.00 (2)
      AUV at End of Period                   $7.27       $10.97
      Number of Accumulation Units
         Outstanding at End of Period      109,981          724

   FIDELITY(R) VIP EQUITY--INCOME
      AUV at Beginning of Period             $9.55 (4)
      AUV at End of Period                   $7.74
      Number of Accumulation Units
         Outstanding at End of Period        7,498

   FIDELITY(R) VIP GROWTH
      AUV at Beginning of Period             $9.23 (4)
      AUV at End of Period                   $6.29
      Number of Accumulation Units
         Outstanding at End of Period       13,477

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period            $13.92       $16.13 (1)
      AUV at End of Period                   $9.29       $13.92
      Number of Accumulation Units
         Outstanding at End of Period       28,984       32,366

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period            $13.93       $15.96 (1)
      AUV at End of Period                   $9.52       $13.93
      Number of Accumulation Units
         Outstanding at End of Period       67,393       35,302

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period             $9.86       $10.49 (1)
      AUV at End of Period                   $7.34        $9.86
      Number of Accumulation Units
         Outstanding at End of Period      486,302      172,888

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period            $16.18       $18.94 (1)
      AUV at End of Period                  $12.62       $16.18
      Number of Accumulation Units
         Outstanding at End of Period      102,390       55,217

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period            $16.97       $17.37 (1)
      AUV at End of Period                  $12.37       $16.97
      Number of Accumulation Units
         Outstanding at End of Period       69,008       36,881

   ING DEVELOPING WORLD
      AUV at Beginning of Period             $6.85        $7.28 (1)
      AUV at End of Period                   $5.98        $6.85
      Number of Accumulation Units
         Outstanding at End of Period       39,283       28,075

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period            $17.24       $18.95 (1)
      AUV at End of Period                  $13.98       $17.24
      Number of Accumulation Units
         Outstanding at End of Period       48,682       50,098

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period             $8.99        $9.46 (1)
      AUV at End of Period                   $7.09        $8.99
      Number of Accumulation Units
         Outstanding at End of Period      181,302       78,758

   ING GET FUND -- SERIES T
      AUV at Beginning of Period            $10.00
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GET FUND -- SERIES U
      AUV at Beginning of Period            $10.00
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period             $7.57       $10.00 (1)
      AUV at End of Period                   $4.58        $7.57
      Number of Accumulation Units
         Outstanding at End of Period       80,240       12,668

   ING HARD ASSETS
      AUV at Beginning of Period            $12.63       $14.88 (1)
      AUV at End of Period                  $12.44       $12.63
      Number of Accumulation Units
         Outstanding at End of Period       23,773        9,098

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period             $8.30        $9.67 (3)
      AUV at End of Period                   $6.80        $8.30
      Number of Accumulation Units
         Outstanding at End of Period       28,307           --

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period             $8.78        $9.63 (1)
      AUV at End of Period                   $6.91        $8.78
      Number of Accumulation Units
         Outstanding at End of Period      255,764       80,339

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period             $8.23        $8.96 (1)
      AUV at End of Period                   $5.96        $8.23
      Number of Accumulation Units
         Outstanding at End of Period       19,023        5,941

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period            $19.84       $22.55 (1)
      AUV at End of Period                  $13.72       $19.84
      Number of Accumulation Units
         Outstanding at End of Period       61,196       49,630

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED EAFE
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $8.18
      Number of Accumulation Units
         Outstanding at End of Period        3,184

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $7.80
      Number of Accumulation Units
         Outstanding at End of Period        8,559

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period            $17.02       $16.39 (1)
      AUV at End of Period                  $17.84       $17.02
      Number of Accumulation Units
         Outstanding at End of Period      117,720       33,665

   ING LIQUID ASSETS
      AUV at Beginning of Period            $14.15       $14.07 (1)
      AUV at End of Period                  $14.03       $14.15
      Number of Accumulation Units
         Outstanding at End of Period      300,238      255,667

   ING MARSICO GROWTH
      AUV at Beginning of Period            $14.41       $18.85 (1)
      AUV at End of Period                   $9.92       $14.41
      Number of Accumulation Units
         Outstanding at End of Period      134,110       58,239

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $8.32
      Number of Accumulation Units
         Outstanding at End of Period        8,470

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period            $29.91       $38.85 (1)
      AUV at End of Period                  $14.97       $29.91
      Number of Accumulation Units
         Outstanding at End of Period      106,352       50,086

   ING MFS RESEARCH
      AUV at Beginning of Period            $19.19       $22.88 (1)
      AUV at End of Period                  $14.09       $19.19
      Number of Accumulation Units
         Outstanding at End of Period       87,205       49,977

   ING MFS TOTAL RETURN
      AUV at Beginning of Period            $19.30       $19.80 (1)
      AUV at End of Period                  $17.91       $19.30
      Number of Accumulation Units
         Outstanding at End of Period      192,907       77,305

   ING PIMCO CORE BOND
      AUV at Beginning of Period            $11.14       $10.77 (1)
      AUV at End of Period                  $11.83       $11.14
      Number of Accumulation Units
         Outstanding at End of Period      390,105       70,210

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period            $11.46       $12.20 (1)
      AUV at End of Period                   $8.34       $11.46
      Number of Accumulation Units
         Outstanding at End of Period      381,030      202,778

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period            $10.45       $11.45 (1)
      AUV at End of Period                   $7.87       $10.45
      Number of Accumulation Units
         Outstanding at End of Period      215,195       96,447

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period            $25.20       $25.11 (1)
      AUV at End of Period                  $24.75       $25.20
      Number of Accumulation Units
         Outstanding at End of Period      217,796       93,509

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period            $21.34       $21.78 (1)
      AUV at End of Period                  $18.11       $21.34
      Number of Accumulation Units
         Outstanding at End of Period       94,236       36,453

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $7.78
      Number of Accumulation Units
         Outstanding at End of Period          852

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $8.80
      Number of Accumulation Units
         Outstanding at End of Period       34,646

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period            $20.13       $21.43 (1)
      AUV at End of Period                  $16.77       $20.13
      Number of Accumulation Units
         Outstanding at End of Period       69,528       27,685

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period            $25.36       $23.72 (1)
      AUV at End of Period                  $24.84       $25.36
      Number of Accumulation Units
         Outstanding at End of Period       48,341       16,849

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                  $10.58
      Number of Accumulation Units
         Outstanding at End of Period       93,174

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period             $7.75       $10.11 (1)
      AUV at End of Period                   $5.19        $7.75
      Number of Accumulation Units
         Outstanding at End of Period       49,553        5,215

   ING VP MAGNACAP
      AUV at Beginning of Period             $9.30       $10.11 (1)
      AUV at End of Period                   $7.00        $9.30
      Number of Accumulation Units
         Outstanding at End of Period       27,970       11,700

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period             $8.28       $10.01 (1)
      AUV at End of Period                   $4.55        $8.28
      Number of Accumulation Units
         Outstanding at End of Period      177,135       29,300

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period             $6.92        $8.32 (1)
      AUV at End of Period                   $5.09        $6.92
      Number of Accumulation Units
         Outstanding at End of Period       78,478       27,011

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period            $10.23       $10.00 (2)
      AUV at End of Period                   $7.56       $10.23
      Number of Accumulation Units
         Outstanding at End of Period       45,837        5,379

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period            $10.00 (4)
      AUV at End of Period                   $8.39
      Number of Accumulation Units
         Outstanding at End of Period        7,579

   INVESCO VIF FINANCIAL SERVICES
      AUV at Beginning of Period             $9.33       $10.00 (2)
      AUV at End of Period                   $7.76        $9.33
      Number of Accumulation Units
         Outstanding at End of Period       32,860          107

   INVESCO VIF UTILITIES
      AUV at Beginning of Period             $8.08       $10.00 (2)
      AUV at End of Period                   $6.29        $8.08
      Number of Accumulation Units
         Outstanding at End of Period        2,946           --

   JENNISON PORTFOLIO
      AUV at Beginning of Period             $6.21        $7.17 (1)
      AUV at End of Period                   $4.18        $6.21
      Number of Accumulation Units
         Outstanding at End of Period      158,536       88,316

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period             $9.79        $9.74 (1)
      AUV at End of Period                   $9.45        $9.79
      Number of Accumulation Units
         Outstanding at End of Period      218,538       92,431

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period             $9.91       $10.90 (1)
      AUV at End of Period                   $7.73        $9.91
      Number of Accumulation Units
         Outstanding at End of Period      103,647       74,639

   PIONEER FUND VCT
      AUV at Beginning of Period             $9.35       $10.00 (2)
      AUV at End of Period                   $7.38        $9.35
      Number of Accumulation Units
         Outstanding at End of Period       21,067           --

   PIONEER MID CAP VALUE
      AUV at Beginning of Period            $10.70       $10.00 (2)
      AUV at End of Period                   $9.27       $10.70
      Number of Accumulation Units
         Outstanding at End of Period       74,644          598

   PROFUND VP BULL
      AUV at Beginning of Period             $8.84       $10.00 (1)
      AUV at End of Period                   $6.57        $8.84
      Number of Accumulation Units
         Outstanding at End of Period       19,327        4,584

   PROFUND VP EUROPE 30
      AUV at Beginning of Period             $8.22       $10.05 (1)
      AUV at End of Period                   $5.96        $8.22
      Number of Accumulation Units
         Outstanding at End of Period       30,092       15,212

   PROFUND VP SMALL CAP
      AUV at Beginning of Period             $9.38       $10.00 (1)
      AUV at End of Period                   $7.11        $9.38
      Number of Accumulation Units
         Outstanding at End of Period       83,442        3,530

   SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period             $5.35        $7.28 (1)
      AUV at End of Period                   $4.04        $5.35
      Number of Accumulation Units
         Outstanding at End of Period       39,549       24,815

   FOOTNOTES
   (1)  Fund First Available during May 2001
   (2)  Fund First Available during November 2001
   (3)  Fund First Available during December 2001
   (4)  Fund First Available during May 2002

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APPENDIX B
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                            THE INVESTMENT PORTFOLIOS

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

------------------------------------------------------------------------------------------------------
LIST OF FUND NAME CHANGES
------------------------------------------------------------------------------------------------------
FORMER FUND NAME                                     CURRENT FUND NAME
------------------------------------------------------------------------------------------------------
All Cap Series                                       ING Salomon Brothers All Cap Portfolio
------------------------------------------------------------------------------------------------------
Asset Allocation Growth Series                       ING UBS U.S. Balanced Portfolio
------------------------------------------------------------------------------------------------------
Capital Growth Series                                ING Alliance Mid-Cap Growth Portfolio
------------------------------------------------------------------------------------------------------
Capital Guardian Small Cap Series                    ING Capital Guardian Small Cap Portfolio
------------------------------------------------------------------------------------------------------
Core Bond Series                                     ING PIMCO Core Bond Portfolio
------------------------------------------------------------------------------------------------------
Developing World Series                              ING Developing World Portfolio
------------------------------------------------------------------------------------------------------
Diversified Mid-Cap Series                           ING FMR/SM/ Diversified Mid-Cap Portfolio
------------------------------------------------------------------------------------------------------
Equity Growth Series                                 ING Van Kampen Equity Growth Portfolio
------------------------------------------------------------------------------------------------------
Equity Income Series                                 ING T. Rowe Price Equity Income Portfolio
------------------------------------------------------------------------------------------------------
Equity Opportunity Series                            ING Jennison Equity Opportunities Portfolio
------------------------------------------------------------------------------------------------------
Focus Value Series                                   ING Mercury Focus Value Portfolio
------------------------------------------------------------------------------------------------------
Fully Managed Series                                 ING T. Rowe Price Capital Appreciation Portfolio
------------------------------------------------------------------------------------------------------
Fundamental Growth Focus Series                      ING Mercury Fundamental Growth Portfolio
------------------------------------------------------------------------------------------------------
Global Franchise Series                              ING Van Kampen Global Franchise Portfolio
------------------------------------------------------------------------------------------------------
Growth Series                                        ING Marsico Growth Portfolio
------------------------------------------------------------------------------------------------------
Hard Assets Series                                   ING Hard Assets Portfolio
------------------------------------------------------------------------------------------------------
International Enhanced EAFE Series                   ING JP Morgan Fleming International Enhanced
                                                       EAFE Portfolio
------------------------------------------------------------------------------------------------------
International Equity Series                          ING International Portfolio
------------------------------------------------------------------------------------------------------
Internet TollkeeperSM Series                         ING Goldman Sachs Internet TollkeeperSM Portfolio
------------------------------------------------------------------------------------------------------
Investors Series                                     ING Salomon Brothers Investors Portfolio
------------------------------------------------------------------------------------------------------
J.P. Morgan Fleming Small Cap Equity Series          ING JPMorgan Fleming Small Cap Equity Portfolio
------------------------------------------------------------------------------------------------------

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                                       B1

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LIST OF FUND NAME CHANGES
------------------------------------------------------------------------------------------------------
FORMER FUND NAME                                     CURRENT FUND NAME
------------------------------------------------------------------------------------------------------
Janus Growth and Income Series                       ING Janus Growth and Income Portfolio
------------------------------------------------------------------------------------------------------
Large Cap Value Series                               ING Capital Guardian Large Cap Value Portfolio
------------------------------------------------------------------------------------------------------
Limited Maturity Bond Series                         ING Limited Maturity Bond Portfolio
------------------------------------------------------------------------------------------------------
Liquid Assets Series                                 ING Liquid Assets Portfolio
------------------------------------------------------------------------------------------------------
Managed Global Series                                ING Capital Guardian Managed Global Portfolio
------------------------------------------------------------------------------------------------------
Mid-Cap Growth Series                                ING MFS Mid-Cap Growth Portfolio
------------------------------------------------------------------------------------------------------
Real Estate Series                                   ING Van Kampen Real Estate Portfolio
------------------------------------------------------------------------------------------------------
Research Series                                      ING MFS Research Portfolio
------------------------------------------------------------------------------------------------------
Special Situations Series                            ING Janus Special Equity Portfolio
------------------------------------------------------------------------------------------------------
Strategic Equity Series                              ING AIM Mid-Cap Growth Portfolio
------------------------------------------------------------------------------------------------------
Total Return Series                                  ING MFS Total Return Portfolio
------------------------------------------------------------------------------------------------------
Value Equity Series                                  ING Eagle Asset Value Equity Portfolio
------------------------------------------------------------------------------------------------------
Van Kampen Growth and Income Series                  ING Van Kampen Growth and Income Portfolio
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ING INVESTORS TRUST
--------------------------------------------------------------------------------
ING AIM MID-CAP GROWTH            Seeks capital appreciation. The
  PORTFOLIO (Service Class) (formerly     Portfolio seeks to meet its objective
  Strategic Equity Series)                by investing, normally, at least 80%
                                          of its assets in equity securities of
  INVESTMENT ADVISER:                     mid-capitalization companies.
    Directed Services, Inc.
  INVESTMENT SUBADVISER:
    A I M Capital Management, Inc.
--------------------------------------------------------------------------------
ING ALLIANCE MID-CAP GROWTH PORTFOLIO     Seeks long-term total return. The
  (Service Class) (formerly Capital       Portfolio invests primarily in common
  Growth Series)                          stocks of middle capitalization
                                          companies. The Portfolio normally
  INVESTMENT ADVISER:                     invests substantially all of its
    Directed Services, Inc.               assets in high-quality common stocks
  INVESTMENT SUBADVISER:                  that Alliance expects to increase in
    Alliance Capital Management L.P.      value.
--------------------------------------------------------------------------------
ING CAPITAL GUARDIAN LARGE CAP VALUE      Seeks long-term growth of capital and
  PORTFOLIO (Service Class) (formerly     income. The Portfolio Manager seeks to
  Large Cap Value Series)                 achieve the Portfolio's investment
                                          objective by investing, under normal
  INVESTMENT ADVISER:                     market conditions, at least 80% of its
    Directed Services, Inc.               assets in equity and equity-related
  INVESTMENT SUBADVISER:                  securities of companies with market
    Capital Guardian Trust Company        capitalizations greater than $1
                                          billion at the time of investment.
--------------------------------------------------------------------------------
ING CAPITAL GUARDIAN MANAGED GLOBAL       Seeks capital appreciation. Current
  PORTFOLIO (Service Class) (formerly     income is only an incidental
  Managed Global Series)                  consideration. This portfolio is not
                                          diversified. The Portfolio invests
  INVESTMENT ADVISER:                     primarily in common stocks traded in
    Directed Services, Inc.               securities markets throughout the
  INVESTMENT SUBADVISER:                  world. The Portfolio may invest up to
    Capital Guardian Trust Company        100% of its total assets in securities
                                          traded in securities markets outside
                                          the United States. The Portfolio
                                          generally invests at least 65% of its
                                          total assets in at least three
                                          different countries, one of which may
                                          be the United States.
--------------------------------------------------------------------------------

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                                       B2

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FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING CAPITAL GUARDIAN SMALL CAP            Seeks long-term capital appreciation.
  PORTFOLIO (Service Class) (formerly     The Portfolio invests at least 80% of
  Capital Guardian Small Cap Series)      its assets in equity securities of
                                          small capitalization ("small-cap")
  INVESTMENT ADVISER:                     companies.
    Directed Services, Inc.
  INVESTMENT SUBADVISER:
    Capital Guardian Trust Company
--------------------------------------------------------------------------------
ING DEVELOPING WORLD PORTFOLIO            Seeks capital appreciation. The
  (Service Class) (formerly Developing    Portfolio invests primarily in the
  World Series)                           equity securities of companies in
                                          "emerging market countries." The
  INVESTMENT ADVISER:                     Portfolio normally invests in at least
    Directed Services, Inc.               six emerging market countries with no
  INVESTMENT SUBADVISER:                  more than 35% of its assets in any one
    Baring International Investment       country, measured at the time of
    Limited                               investment.
--------------------------------------------------------------------------------
ING EAGLE ASSET VALUE EQUITY PORTFOLIO    Seeks capital appreciation. Dividend
  (Service Class) (formerly Value         income is a secondary objective. The
  Equity Series)                          Portfolio normally invests at least
                                          80% of its assets in equity securities
  INVESTMENT ADVISER:                     of domestic and foreign issuers that
    Directed Services, Inc.               meet quantitative standards relating
  INVESTMENT SUBADVISER:                  to financial soundness and high
    Eagle Asset Management, Inc.          intrinsic value relative to price.
--------------------------------------------------------------------------------
ING FMR/SM/ DIVERSIFIED MID-CAP PORTFOLIO Seeks long-term growth of capital. The
  (Service Class) (formerly               Portfolio Manager normally invests the
  Diversified Mid-Cap Series)             Portfolio's assets primarily in common
                                          stocks. The Portfolio Manager normally
  INVESTMENT ADVISER:                     invests at least 80% of the
    Directed Services, Inc.               Portfolio's assets in securities of
  INVESTMENT SUBADVISER:                  companies with medium market
    Fidelity Management & Research Co.    capitalizations.
--------------------------------------------------------------------------------
ING GOLDMAN SACHS INTERNET                Seeks long-term growth of capital. The
  TOLLKEEPERSM PORTFOLIO* (Service        Portfolio invests, under normal
  Class) (formerly Internet Tollkeeper    circumstances, at least 80% of its net
  Series)                                 assets plus any borrowings for
  *Goldman Sachs Internet TollkeeperSM    investment purposes (measured at time
  is a service mark of Goldman Sachs &    of investment) in equity investments
  Co                                      in "Internet Tollkeeper" companies,
                                          which are companies in the media,
  INVESTMENT ADVISER:                     telecommunications, technology and
    Directed Services, Inc.               internet sectors, which provide
  INVESTMENT SUBADVISER:.                 access, infrastructure, content and
    Goldman Sachs Asset Management, L.P.  services to internet companies and internet users.
--------------------------------------------------------------------------------
ING HARD ASSETS PORTFOLIO (Service        A nondiversified Portfolio that seeks
  Class) (formerly Hard Assets Series)    long-term capital appreciation. The
                                          Portfolio normally invests at least
  INVESTMENT ADVISER:                     80% of its assets in the equities of
    Directed Services, Inc.               producers of commodities.
  INVESTMENT SUBADVISER:
    Baring International Investment
    Limited
--------------------------------------------------------------------------------
ING INTERNATIONAL PORTFOLIO (Service      Seeks long-term growth of capital.
  Class) (formerly International          Under normal conditions, the Portfolio
  Equity Series)                          invests at least 80% of its net assets
                                          and borrowings for investment purposes
  INVESTMENT ADVISER:                     in equity securities of issuers
    Directed Services, Inc.               located in countries outside of the
  INVESTMENT SUBADVISER:                  United States.
    ING Investments, LLC
--------------------------------------------------------------------------------

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                                       B3

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FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING JANUS GROWTH AND INCOME PORTFOLIO     Seeks long-term capital growth and
  (Service Class) (formerly Janus         current income. The Portfolio normally
  Growth and Income Series)               emphasizes investments in common
                                          stocks. It will normally invest up to
  INVESTMENT ADVISER:                     75% of its assets in equity securities
    Directed Services, Inc.               selected primarily for their growth
  INVESTMENT SUBADVISER:                  potential, and at least 25% of its
    Janus Capital Management  LLC         assets in securities the Portfolio
                                          Manager believes have income
                                          potential. Because of this investment
                                          strategy, the Portfolio is not
                                          designed for investors who need
                                          consistent income.
--------------------------------------------------------------------------------
ING JANUS SPECIAL EQUITY PORTFOLIO        A nondiversified Portfolio that seeks
  (Service Class) (formerly Special       capital appreciation. The Portfolio
  Situations Series)                      invests, under normal circumstances,
                                          at least 80% of its net assets (plus
  INVESTMENT ADVISER:                     borrowings for investment purposes) in
    Directed Services, Inc.               equity securities with the potential
  INVESTMENT SUBADVISER:                  for long-term growth of capital.
    Janus Capital Management  LLC
--------------------------------------------------------------------------------
ING JENNISON EQUITY OPPORTUNITIES         Seeks long-term capital growth. The
  PORTFOLIO (Service Class) (formerly     Portfolio normally invests at least
  Equity Opportunity Series)              80% of its net assets (plus any
                                          borrowings for investment purposes) in
  INVESTMENT ADVISER:                     attractively valued equity securities
    Directed Services, Inc.               of companies with current or emerging
  INVESTMENT SUBADVISER:                  earnings growth the Portfolio Manager
    Jennison Associates LLC               believes to be not fully appreciated
                                          or recognized by the market.
--------------------------------------------------------------------------------
ING JPMORGAN FLEMING INTERNATIONAL        A nondiversified Portfolio that seeks
  ENHANCED EAFE PORTFOLIO (Service        total return from long-term capital
  Class) (formerly International          growth and income. Under normal
  Enhanced EAFE Series)                   conditions, the Portfolio will invest
                                          at least 80% of its total assets in a
  INVESTMENT ADVISER:                     broad portfolio of equity securities
    Directed Services, Inc.               of established foreign companies of
  INVESTMENT SUBADVISER:                  various sizes, including foreign
    J.P. Morgan Fleming Asset             subsidiaries of U..S. companies, based
    Management (London) Limited           in countries that are represented in
                                          the Morgan Stanley Capital
                                          International, Europe, Australia and
                                          Far East Index (the "EAFE Index").
--------------------------------------------------------------------------------
ING JPMORGAN FLEMING SMALL CAP EQUITY     A nondiversified Portfolio that seeks
  PORTFOLIO (Service Class) (formerly     capital growth over the long term.
  JP Morgan Fleming Small Cap Equity      Under normal market conditions, the
  Series)                                 Portfolio invests at least 80% of its
                                          total assets in equity securities of
  INVESTMENT ADVISER:                     small-cap companies.
    Directed Services, Inc.
  INVESTMENT SUBADVISER:
    J.P. Morgan Fleming Asset
    Management (USA) Inc.
--------------------------------------------------------------------------------
ING LIMITED MATURITY BOND PORTFOLIO       Seeks highest current income
  (Service Class) (formerly Limited       consistent with low risk to principal
  Maturity Bond Series)                   and liquidity. Secondarily seeks to
                                          enhance total return when market
  INVESTMENT ADVISER:                     factors indicate capital appreciation
    Directed Services, Inc.               may be available without significant
  INVESTMENT SUBADVISER:                  risk to principal. The Portfolio seeks
    ING Investment Management LLC         to achieve its investment objective by
                                          investing under normal circumstances
                                          at least 80% of its net assets (plus
                                          borrowing for investment purposes) in
                                          a diversified portfolio of bonds that
                                          are primarily limited maturity debt
                                          securities.
--------------------------------------------------------------------------------
ING LIQUID ASSETS PORTFOLIO (Service      Seeks high level of current income
  Class) (formerly Liquid Asset           consistent with the preservation of
  Series)                                 capital and liquidity. The Portfolio
                                          Manager strives to maintain a stable
  INVESTMENT ADVISER:                     $1 per share net asset value and its
    Directed Services, Inc.               investment strategy focuses on safety
  INVESTMENT SUBADVISER:                  of principal, liquidity and yield, in
    ING Investment Management LLC         order of importance, to achieve this
                                          goal.
--------------------------------------------------------------------------------

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                                       B4

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FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING MARSICO GROWTH PORTFOLIO (Service     Seeks capital appreciation. The
  Class) (formerly Growth Series)         Portfolio invests primarily in equity
                                          securities selected for their growth
  INVESTMENT ADVISER:                     potential. The Portfolio may invest in
    Directed Services, Inc.               companies of any size, from larger,
  INVESTMENT SUBADVISER:                  well-established companies to smaller,
    Marsico Capital Management, LLC       emerging growth companies.
--------------------------------------------------------------------------------
ING MERCURY FOCUS VALUE PORTFOLIO         Seeks long-term growth of capital. The
  (Service Class) (formerly Focus         Portfolio tries to achieve its
  Value Series)                           investment objective by investing
                                          primarily in a diversified portfolio
  INVESTMENT ADVISER:                     consisting of equity securities that
    Directed Services, Inc.               the Portfolio Manager believes are
  INVESTMENT SUBADVISER:                  undervalued relative to its assessment
    Mercury Advisors                      of the current or prospective
                                          condition of the issuer.
--------------------------------------------------------------------------------
ING MERCURY FUNDAMENTAL GROWTH            Seeks long-term growth of capital. The
  PORTFOLIO (Service Class) (formerly     Portfolio invests in a diversified
  Fundamental Growth Series)              portfolio consisting primarily of
                                          common stocks. The Portfolio will
  INVESTMENT ADVISER:                     generally invest at least 65% of its
    Directed Services, Inc.               total assets in the following equity
  INVESTMENT SUBADVISER:                  securities: common stock, convertible
    Mercury Advisors                      preferred stock, securities
                                          convertible into common stock and
                                          rights and warrants to subscribe to
                                          common stock.
--------------------------------------------------------------------------------
ING MFS MID-CAP GROWTH PORTFOLIO          A nondiversified Portfolio that seeks
  (Service Class) (formerly Mid-Cap       long-term growth of capital. The
  Growth Series)                          Portfolio normally invests at least
                                          80% of its net assets in common stocks
  INVESTMENT ADVISER:                     and related securities (such as
    Directed Services, Inc.               preferred stocks, convertible
  INVESTMENT SUBADVISER:                  securities and depositary receipts) of
    Massachusetts Financial Services      companies with medium market
    Company                               capitalizations (or "mid-cap
                                          companies") which the Portfolio
                                          Manager believes have above-average
                                          growth potential.
--------------------------------------------------------------------------------
ING MFS RESEARCH PORTFOLIO (Service       Seeks long-term growth of capital and
  Class) (formerly Research Series)       future income. The Portfolio normally
                                          invests at least 80% of its net assets
  INVESTMENT ADVISER:                     in common stocks and related
    Directed Services, Inc.               securities (such as preferred stocks,
  INVESTMENT SUBADVISER:                  convertible securities and depositary
    Massachusetts Financial Services      receipts). The Portfolio focuses on
    Company                               companies that the Portfolio Manager
                                          believes have favorable prospects for
                                          long-term growth, attractive
                                          valuations based on current and
                                          expected earnings or cash flow,
                                          dominant or growing market share and
                                          superior management.
--------------------------------------------------------------------------------
ING MFS TOTAL RETURN PORTFOLIO            Seeks above-average income (compared
  (Service Class) (formerly Total         to a portfolio entirely invested in
  Return Series)                          equity securities) consistent with the
                                          prudent employment of capital.
  INVESTMENT ADVISER:                     Secondarily seeks reasonable
    Directed Services, Inc.               opportunity for growth of capital and
  INVESTMENT SUBADVISER:                  income. The Portfolio is a "balanced
    Massachusetts Financial Services      fund," and invests in a combination of
    Company                               equity and fixed income securities.
--------------------------------------------------------------------------------
ING PIMCO CORE BOND PORTFOLIO (Service    Seeks maximum total return, consistent
  Class) (formerly Core Bond Series)      with preservation of capital and
                                          prudent investment management. The
  INVESTMENT ADVISER:                     Portfolio is diversified and seeks to
    Directed Services, Inc.               achieve its investment objective by
  INVESTMENT SUBADVISER:                  investing under normal circumstances
    Pacific Investment Management         at least 80% of its net assets (plus
    Company LLC                           borrowings for investment purposes) in
                                          a diversified portfolio of fixed
                                          income instruments of varying
                                          maturities.
--------------------------------------------------------------------------------

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                                       B5

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FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING SALOMON BROTHERS ALL CAP PORTFOLIO    A nondiversified Portfolio that seeks
  (Service Class) (formerly All Cap       capital appreciation through
  Series)                                 investment in securities which the
                                          Subadviser believes have above-average
  INVESTMENT ADVISER:                     capital appreciation potential. The
    Directed Services, Inc.               Portfolio invests primarily in common
  INVESTMENT SUBADVISER:                  stocks and common stock equivalents,
    Salomon Brothers Asset Management     such as preferred stocks and
    Inc.                                  securities convertible into common
                                          stocks, of companies the Portfolio
                                          Manager believes are undervalued in
                                          the marketplace.
--------------------------------------------------------------------------------
ING SALOMON BROTHERS INVESTORS            Seeks long-term growth of capital.
  PORTFOLIO (Service Class) (formerly     Secondarily seeks current income. The
  Investors Series)                       Portfolio invests primarily in equity
                                          securities of U.S. companies. The
  INVESTMENT ADVISER:                     Portfolio may also invest in other
    Directed Services, Inc.               equity securities. To a lesser degree,
  INVESTMENT SUBADVISER:                  the Portfolio invests in income
    Salomon Brothers Asset Management     producing securities such as debt
    Inc.                                  securities.
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ING T. ROWE PRICE CAPITAL APPRECIATION    Seeks, over the long-term, a high
  PORTFOLIO (Service Class) (formerly     total investment return, consistent
  Fully Managed Series)                   with the preservation of capital and
                                          prudent investment risk. The Portfolio
  INVESTMENT ADVISER:                     pursues an active asset allocation
    Directed Services, Inc.               strategy whereby investments are
  INVESTMENT SUBADVISER:                  allocated among three asset classes -
    T. Rowe Price Associates, Inc.        equity securities, debt securities and
                                          money market instruments.
--------------------------------------------------------------------------------
ING T. ROWE PRICE EQUITY INCOME           Seeks substantial dividend income as
  PORTFOLIO (Service Class) (formerly     well as long-term growth of capital.
  Equity Income Series)                   The Portfolio normally invests at
                                          least 80% of its assets in common
  INVESTMENT ADVISER:                     stocks, with 65% in the common stocks
    Directed Services, Inc.               of well-established companies paying
  INVESTMENT SUBADVISER:                  above-average dividends. The Portfolio
    T. Rowe Price Associates, Inc.        may also invest in convertible
                                          securities, warrants and preferred
                                          stocks.
--------------------------------------------------------------------------------
ING UBS U.S. BALANCED PORTFOLIO           Seeks to maximize total return over
  (Service Class) (formerly Asset         the long term by allocating its assets
  Allocation Growth Series)               among stocks, bonds, short-term
                                          instruments and other investments. The
  INVESTMENT ADVISER:                     Portfolio Manager allocates the
    Directed Services, Inc.               Portfolio's assets among the following
  INVESTMENT SUBADVISER:                  classes, or types, of investments:
    UBS Global Asset Management           stocks, bonds, and short-term money
    (Americas) Inc.                       market debt obligations.
--------------------------------------------------------------------------------
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO    Seeks long-term capital appreciation.
  (Service Class) (formerly Equity        The Portfolio Manager seeks to
  Growth Series)                          maximize long-term capital
                                          appreciation by investing primarily in
  INVESTMENT ADVISER:                     growth-oriented equity securities of
    Directed Services, Inc.               large-capitalization U.S. and, to a
  INVESTMENT SUBADVISER:                  limited extent, foreign companies that
    Van Kampen                            are listed on U.S. exchanges or traded
                                          in U.S. markets.
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ING VAN KAMPEN GLOBAL FRANCHISE           A nondiversified Portfolio that seeks
  PORTFOLIO (Service Class) (formerly     long-term capital appreciation. The
  Global Franchise Series)                Portfolio Manager seeks long-term
                                          capital appreciation by investing
  INVESTMENT ADVISER:                     primarily in equity securities of
    Directed Services, Inc.               issuers located throughout the world
  INVESTMENT SUBADVISER:                  that it believes have, among other
    Van Kampen                            things, resilient business franchises
                                          and growth potential. The Portfolio
                                          may invest of in the securities of
                                          companies of any size.
--------------------------------------------------------------------------------

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FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
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ING VAN KAMPEN GROWTH AND INCOME          Seeks long-term growth of capital and
  PORTFOLIO (Service Class) (formerly     income. Under normal market
  Van Kampen Growth and Income Series)    conditions, the Portfolio Manager
                                          seeks to achieve the Portfolio's
  INVESTMENT ADVISER:                     investment objective by investing
    Directed Services, Inc.               primarily in what it believes to be
  INVESTMENT SUBADVISER:                  income-producing equity securities,
    Van Kampen                            including common stocks and
                                          convertible securities; although
                                          investments are also made in
                                          non-convertible preferred stocks and
                                          debt securities rated "investment
                                          grade," which are securities rated
                                          within the four highest grades
                                          assigned by Standard & Poor's ("S&P")
                                          or by Moody's Investors Service, Inc.
                                          ("Moody's").
--------------------------------------------------------------------------------
ING VAN KAMPEN REAL ESTATE PORTFOLIO      A nondiversified Portfolio that seeks
  (Service Class) (formerly Real          capital appreciation. Secondarily
  Estate Series)                          seeks current income. The Portfolio
                                          invests at least 80% of its assets in
  INVESTMENT ADVISER:                     equity securities of companies in the
    Directed Services, Inc.               U.S. real estate industry that are
  INVESTMENT SUBADVISER:                  listed on national exchanges or the
    Van Kampen                            National Association of Securities
                                          Dealers Automated Quotation System
                                          ("NASDAQ").
--------------------------------------------------------------------------------
ING GET FUND
--------------------------------------------------------------------------------
ING GET U.S. CORE PORTFOLIO               Seeks to achieve maximum total return
  (formerly ING GET Fund)                 and minimal exposure of the Series'
                                          assets to a market value loss, by
  INVESTMENT ADVISER:                     participating, to the extent possible
    Aeltus Investment  Management,        in favorable equity market performance
    Inc.                                  during the Guarantee Period. The
                                          Series will not implement an
                                          "investment strategy" in any
                                          conventional sense. Rather, the
                                          Series' asset allocation strategy
                                          seeks to optimize the exposure of the
                                          Series to the Equity Component while
                                          protecting Series' assets. Assets
                                          allocated to the Equity Component may
                                          be reduced or eliminated in order to
                                          conserve assets at a level equal to or
                                          above the present value of the
                                          Guarantee.
--------------------------------------------------------------------------------
ING VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
ING VP WORLDWIDE GROWTH PORTFOLIO         Seeks long-term capital appreciation.
                                          A nondiversified Portfolio that under
  INVESTMENT ADVISER:                     normal conditions, invests at least
    ING Investments, LLC                  65% of net assets in equity securities
                                          of issuers located in at least three
                                          countries, one of which may be the
                                          U.S. Generally invests at least 75% of
                                          total assets in common and preferred
                                          stocks, warrants and convertible
                                          securities.
--------------------------------------------------------------------------------
ING VARIABLE PRODUCT PORTFOLIOS
--------------------------------------------------------------------------------
ING VP BOND PORTFOLIO (Class S)           Seeks to maximize total return as is
                                          consistent with reasonable risk,
  INVESTMENT ADVISER:                     through investment in a diversified
    ING Investments, LLC                  portfolio consisting of debt
  INVESTMENT SUBADVISER:                  securities. Under normal market
    Aeltus Investment Management, Inc.    conditions, invests at least 80% of
                                          net assets in high-grade corporate
                                          bonds, mortgage-related and other
                                          asset-backed securities, and
                                          securities issued or guaranteed by the
                                          U.S. Government, its agencies or
                                          instrumentalities. The Portfolio may
                                          invest up to 15% of total assets in
                                          high-yield instruments and up to 25%
                                          of total assets in foreign debt
                                          securities.
--------------------------------------------------------------------------------

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FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING VP INDEX PLUS LARGECAP PORTFOLIO      Seeks to outperform the total return
  (Class S)                               performance of the Standard & Poor's
                                          500 Composite Index (S&P 500), while
  INVESTMENT ADVISER:                     maintaining a market level of risk.
    ING Investments, LLC                  Invests at least 80% of net assets in
  INVESTMENT SUBADVISER:                  stocks included in the S&P 500. The
    Aeltus Investment Management, Inc.    subadviser's objective is to
                                          overweight those stocks in the S&P 500
                                          that they believe will outperform the
                                          index and underweight or avoid those
                                          stocks in the S&P 500 that they
                                          believe will underperform the index.
--------------------------------------------------------------------------------
ING VARIABLE PRODUCTS TRUST
--------------------------------------------------------------------------------
ING VP GROWTH OPPORTUNITIES PORTFOLIO     Seeks long-term growth of capital.
  (Service Shares)                        Invests primarily in common stock of
                                          U.S. companies that the portfolio
  INVESTMENT ADVISER:                     managers feel have above average
    ING Investments, LLC                  prospects for growth. Under normal
                                          market conditions, invests at least
                                          65% of total assets in securities
                                          purchased on the basis of the
                                          potential for capital appreciation.
                                          These securities may be from
                                          large-cap, mid-cap or small-cap
                                          companies.
--------------------------------------------------------------------------------
ING VP MAGNACAP PORTFOLIO                 Seeks growth of capital, with dividend
  (Service Shares)                        income as a secondary consideration.
                                          Under normal conditions, invests at
  INVESTMENT ADVISER:                     least 80% of assets in equity
    ING Investments, LLC                  securities that meet the following
                                          criteria: attractive valuation
                                          characteristics; dividends; and
                                          balance sheet strength. Normally,
                                          investments are generally in larger
                                          companies that are included in the
                                          largest 500 U.S. companies as measured
                                          by sales, earnings or assets.
--------------------------------------------------------------------------------
ING VP SMALLCAP OPPORTUNITIES             Seeks long-term capital appreciation.
  PORTFOLIO (Service Shares)              Normally invests at least 80% of
                                          assets in the common stock of smaller,
  INVESTMENT ADVISER:                     lesser-known U.S. companies that are
    ING Investments, LLC                  believed to have above average
                                          prospects for growth. For this
                                          Portfolio, smaller companies are those
                                          with market capitalizations that fall
                                          within the range of companies in the
                                          Russell 2000 Index.
--------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND     Seeks long-term growth of capital.
  (Series II)                             Seeks to meet its objective by
                                          investing in securities of companies
  INVESTMENT ADVISER:                     that are likely to benefit from
    A I M Advisors, Inc.                  changing demographic, economic and
  INVESTMENT SUBADVISER:                  lifestyle trends. These securities may
    H.S. Dent Advisors, Inc.              include common stocks, convertible
                                          bonds, convertible preferred stocks
                                          and warrants of companies within a
                                          broad range of market capitalizations.
--------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS PORTFOLIO
--------------------------------------------------------------------------------
FIDELITY(R)VIP EQUITY-INCOME PORTFOLIO    Seeks reasonable income. Also
  (Service Class 2)                       considers the potential for capital
                                          appreciation. Seeks to achieve a yield
  INVESTMENT ADVISER:                     which exceeds the composite yield on
    Fidelity Management & Research Co.    the securities comprising the Standard
  INVESTMENT SUBADVISER: Subadviser:      & Poor's 500 Index. Normally invests
    FMR Co., Inc.                         at least 80% of total assets in
                                          income-producing equity securities
                                          (which tends to lead to investments in
                                          large cap "value" stocks).
--------------------------------------------------------------------------------

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FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
FIDELITY(R)VIP GROWTH PORTFOLIO           Seeks to achieve capital appreciation.
  (Service Class 2)                       Normally invests primarily in common
                                          stocks of companies the investment
  INVESTMENT ADVISER:                     adviser believes have above-average
    Fidelity Management & Research Co.    growth potential (often called
  INVESTMENT SUBADVISER:                  "growth" stocks).
    Subadviser: FMR Co., Inc.
--------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
INVESCO VIF -- FINANCIAL SERVICES FUND    Seeks capital growth. The Fund
                                          normally invests at least 80% of its
  INVESTMENT ADVISER:                     net assets in the equity securities
    INVESCO Variable Investment           and equity-related instruments of
      Funds, Inc.                         companies involved in the financial
  INVESTMENT SUBADVISER:                  services sector. These companies
    INVESCO Funds Group, Inc.             include, but are not limited to, banks
                                          (regional and money centers),
                                          insurance companies (life, property
                                          and casualty, and multiline),
                                          investment and miscellaneous
                                          industries (asset managers, brokerage
                                          firms, and government sponsored
                                          agencies) and suppliers to financial
                                          services companies. At any given time,
                                          20% of the Fund's assets is not
                                          required to be invested in the sector.
                                          In general, the Fund emphasizes
                                          companies that INVESCO believes are
                                          strongly managed and will generate
                                          above-average long-term capital
                                          appreciation.
--------------------------------------------------------------------------------
INVESCO VIF -- HEALTH SCIENCES FUND       Seeks capital growth by normally
                                          investing at least 80% of its net
  INVESTMENT ADVISER:                     assets in the equity securities and
    INVESCO Variable Investment           equity-related instruments of
      Funds, Inc.                         companies that develop, produce, or
  INVESTMENT SUBADVISER:                  distribute products or services
    INVESCO Funds Group, Inc.             related to health care. These
                                          companies include, but are not limited
                                          to, medical equipment or supplies,
                                          pharmaceuticals, biotechnology, and
                                          health care providers and services
                                          companies. At any given time, 20% of
                                          the Fund's assets is not required to
                                          be invested in the sector.
--------------------------------------------------------------------------------
INVESCO VIF -- LEISURE FUND               Seeks capital growth. The Fund
                                          normally invests at least 80% of its
  INVESTMENT ADVISER:                     net assets in the equity securities
    INVESCO Variable Investment           and equity-related instruments of
    Funds, Inc.                           companies engaged in the design,
  INVESTMENT SUBADVISER:                  production, and distribution of
    INVESCO Funds Group, Inc.             products related the leisure
                                          activities. These industries include,
                                          but are not limited to, hotels/gaming,
                                          publishing, advertising, beverages,
                                          audio/video, broadcasting-radio/TV,
                                          cable & satellite operators, cable &
                                          satellite programmers, motion pictures
                                          & TV, recreation services/
                                          entertainment, retail, and toys. At
                                          any given time, 20% of the Fund's
                                          assets is not required to be invested
                                          in the sector.
--------------------------------------------------------------------------------
INVESCO VIF -- UTILITIES FUND             Seeks capital growth. It also seeks
                                          current income. The Fund normally
  INVESTMENT ADVISER:                     invests at least 80% of its net assets
    INVESCO Variable Investment           in the equity securities and
    Funds, Inc.                           equity-related instruments of
  INVESTMENT SUBADVISER:                  companies engaged in utilities-related
    INVESCO Funds Group, Inc.             industries. These include, but are not
                                          limited to, companies that produce,
                                          generate, transmit, or distribute
                                          natural gas or electricity, as well as
                                          in companies that provide
                                          telecommunications services, including
                                          local, long distance and wireless. A
                                          portion of the Fund's assets are not
                                          required to be invested in the sector.
--------------------------------------------------------------------------------

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FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
LIBERTY VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
COLONIAL SMALL CAP VALUE FUND             Seeks long-term growth by investing
                                          primarily in small capitalization
  INVESTMENT ADVISER:                     equities.
    Colonial Management Advisers, Inc.
--------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
HIGH YIELD PORTFOLIO                      Seeks maximum total return, consistent
                                          with preservation of capital and
  INVESTMENT ADVISER:                     prudent investment management.
    Pacific Investment Management Co.
--------------------------------------------------------------------------------
STOCKSPLUS GROWTH AND INCOME PORTFOLIO    Seeks total return which exceeds that
                                          of the S&P 500.
  INVESTMENT ADVISER:
    Pacific Investment Management Co.
--------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PIONEER FUND VCT PORTFOLIO (Class II)     Seeks reasonable income and capital
                                          growth. Invests in a broad list of
  INVESTMENT ADVISER:                     carefully selected, reasonably priced
    Pioneer Investment Management, Inc.   securities rather than in securities
                                          whose prices reflect a premium
                                          resulting from their current market
                                          popularity. Invests the major portion
                                          of its assets in equity securities,
                                          primarily of U.S. issuers.
--------------------------------------------------------------------------------
PIONEER MID CAP VALUE VCT PORTFOLIO       Seeks capital appreciation by
  (Class II)                              investing in a diversified portfolio
                                          of securities consisting primarily of
  INVESTMENT ADVISER:                     common stocks. Normally, invests at
    Pioneer Investment Management, Inc.   least 80% of total assets in equity
                                          securities of mid-size companies, that
                                          is, companies with market values
                                          within the range of market values of
                                          companies included in the Russell
                                          Midcap(R) Value Index.
--------------------------------------------------------------------------------
PRO FUNDS VP
--------------------------------------------------------------------------------
PROFUND VP BULL                           Seeks daily investment results, before
                                          fees and expenses, that correspond to
  INVESTMENT ADVISER:                     the daily performance of the S&P 500
    ProFund Advisors LLC                  Index.
--------------------------------------------------------------------------------
PROFUND VP SMALL-CAP                      Seeks daily investment results, before
                                          fees and expenses, that correspond to
  INVESTMENT ADVISER:                     the daily performance of the Russell
    ProFund Advisors LLC                  2000 Index.
--------------------------------------------------------------------------------
PROFUND VP EUROPE 30                      Seeks daily investment results, before
                                          fees and expenses, that correspond to
  INVESTMENT ADVISER:                     the daily performance of the ProFunds
    ProFund Advisors LLC                  Europe 30 Index.
--------------------------------------------------------------------------------

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FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRUDENTIAL SERIES FUND, INC.
--------------------------------------------------------------------------------
JENNISON PORTFOLIO (Class II)             Seeks to achieve long-term growth of
                                          capital. Invests primarily in equity
  INVESTMENT ADVISER:                     securities of major, established
    Prudential Investments LLC            corporations that the investment
  INVESTMENT SUBADVISER:                  adviser believes offer above-average
    Jennison Associates LLC               growth prospects. May invest up to 30%
                                          of total assets in foreign securities.
                                          Normally invests 65% of total assets
                                          in common stocks and preferred stocks
                                          of companies with capitalization in
                                          excess of $1 billion.
--------------------------------------------------------------------------------
SP JENNISON INTERNATIONAL GROWTH          Seeks long-term growth of capital.
  PORTFOLIO (Class II)                    Invests in equity-related securities
                                          of foreign issuers that the subadviser
  INVESTMENT ADVISER:                     thinks will increase in value over a
    Prudential Investments LLC            period of years. Invests primarily in
  INVESTMENT SUBADVISER:                  the common stock of large and
    Jennison Associates LLC               medium-sized foreign companies. Under
                                          normal circumstances, invests at least
                                          65% of total assets in common stock of
                                          foreign companies operating or based
                                          in at least five different countries.
--------------------------------------------------------------------------------

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APPENDIX C
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                                 FIXED ACCOUNT I

Fixed Account I ("Fixed Account") is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and Golden American Life Insurance Company ("Golden American," the "Company," "we" or "our"). The Fixed Account, which is a segregated asset account of Golden American, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed Interest Allocations with guaranteed interest periods of 5, 7 and 10 years. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all contracts or in all states and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically. We may credit a different interest rate for each interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by Golden American, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your contract. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return a contract for a refund as described in the prospectus.

THE FIXED ACCOUNT

You may allocate premium payments and transfer your Contract value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

Your Contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

GUARANTEED INTEREST RATES

Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. We cannot predict the level of future interest rates but no Fixed Interest Allocation will ever

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have a guaranteed interest rate declared of less than 3% per year. For more information see the prospectus for the Fixed Account.

TRANSFERS FROM A FIXED INTEREST ALLOCATION

You may transfer your Contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of Golden American's Separate Account B as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, cancelling dollar cost averaging will cause a transfer of the entire Contract value in such Fixed Interest Allocation to the Liquid Assets subaccount, and such a transfer will be subject to a Market Value Adjustment.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See "Optional Riders" in the prospectus.

WITHDRAWALS FROM A FIXED INTEREST ALLOCATION

During the accumulation phase, you may withdraw a portion of your Contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect. See "Optional Riders" in the prospectus.

MARKET VALUE ADJUSTMENT

A Market Value Adjustment may decrease, increase or have no effect on your Contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your Contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

CONTRACT VALUE IN THE FIXED INTEREST ALLOCATIONS

On the contract date, the Contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of Contract value in each Fixed Interest Allocation as follows:

     (1) We take the Contract value in the Fixed Interest Allocation at the end of the preceding business day.

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     (2) We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day.

     (3)  We add (1) and

     (4)  We subtract from (3) any transfers from that Fixed Interest
          Allocation.

     (5) We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation. The Contract value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works are included in the prospectus for the Fixed Account

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations, any Market Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your Contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

DOLLAR COST AVERAGING FROM FIXED INTEREST ALLOCATIONS

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of Contract value in Fixed Account Interest Allocations with a guaranteed interest period of 1 year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or contract investment portfolio subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels. You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

SUSPENSION OF PAYMENTS

We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

MORE INFORMATION

See the prospectus for Fixed Account I.

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APPENDIX D
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                             FIXED INTEREST DIVISION

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by Golden American Life Insurance Company. The Fixed Interest Division is part of the Golden American General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated May 1, 2003. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service Center at (800) 366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.

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APPENDIX E
--------------------------------------------------------------------------------

          WITHDRAWAL ADJUSTMENT FOR 7% SOLUTION DEATH BENEFIT EXAMPLES
                               FOR CONTRACT OWNERS
                 OTHER THAN MAY-2002 AND YR-2003 CONTRACT OWNERS

These examples assume that withdrawals have not exceeded 7% of premium in any year.

EXAMPLE #1: THE CONTRACT VALUE (AV) IS LOWER THAN THE DEATH BENEFIT

     Assume a premium payment of $100,000, AV at the time of withdrawal of $87,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro rata Withdrawal.

Calculate the Effect of the Withdrawal

     1.   The Special Withdrawal is $7,000 (7% of $100,000).

          MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

          AV after Special Withdrawal = $80,000 ($87,000 - $7,000)

          The Pro rata Withdrawal is $20,000 ($27,000 - $7,000).

     2.   Pro rata Withdrawal Adjustment to MGDB =
          $30,000 ($120,000 * ($20,000 / $80,000))

          MGDB after Pro rata Withdrawal = $90,000 ($120,000 - $30,000)

          AV after Pro rata Withdrawal = $60,000 ($80,000 - $20,000)

EXAMPLE #2: THE CONTRACT VALUE (AV) IS GREATER THAN THE DEATH BENEFIT

     Assume a premium payment of $100,000, AV at the time of withdrawal of $167,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro rata Withdrawal.

Calculate the Effect of the Withdrawal

     1.   The Special Withdrawal is $7,000 (7% of $100,000).

          MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

          AV after Special Withdrawal = $160,000 ($167,000 - $7,000)

          The Pro rata Withdrawal is $20,000 ($27,000 - $7,000).

     2.   Pro rata Withdrawal Adjustment to MGDB =
          $15,000 ($120,000 * ($20,000 / $160,000))

          MGDB after Pro rata Withdrawal = $105,000 ($120,000 - $15,000)

          AV after Pro rata Withdrawal = $140,000 ($160,000 - $20,000)

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EXAMPLE #3: THE CONTRACT VALUE (AV) IS EQUAL TO THE DEATH BENEFIT

     Assume a premium payment of $100,000, AV at the time of withdrawal of $127,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro rata Withdrawal.

Calculate the Effect of the Withdrawal

     1.   The Special Withdrawal is $7,000 (7% of $100,000).

          MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

          AV after Special Withdrawal = $120,000 ($127,000 - $7,000)

          The Pro rata Withdrawal is $20,000 ($27,000 - $7,000).

     2.   Pro rata Withdrawal Adjustment to MGDB =
          $20,000 ($120,000 * ($20,000 / $120,000))

          MGDB after Pro rata Withdrawal = $100,000 ($120,000 - $20,000)

          AV after Pro rata Withdrawal = $100,000 ($120,000 - $20,000)

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APPENDIX F
--------------------------------------------------------------------------------

                     DEATH BENEFITS FOR PRE-2000 AND YR-2000
                                 CONTRACT OWNERS

The purpose of this Appendix F is to describe the death benefits and the mortality and expense risk charges applicable to contract owners in the Pre-2000 and Yr-2000 categories. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A FULL DESCRIPTION OF YOUR DEATH BENEFIT OPTIONS AND OTHER CONTRACT FEATURES. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS. IF YOU ARE UNSURE OF WHICH CATEGORY APPLIES TO YOU, PLEASE CALL OUR CUSTOMER SERVICE CENTER.

DEATH BENEFIT

Under the STANDARD DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1)   the contract value;

     2) the total premium payments made under the Contract reduced by a pro rata adjustment for any withdrawal*; or

     3)   the cash surrender value.

          * For contracts in Pre-2000, total premium payments less any withdrawals.

Under the 7% SOLUTION ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1)   the contract value;

     2) the total premium payments reduced by a pro rata adjustment for any withdrawals*;

     3)   the cash surrender value; or

     4)   the enhanced death benefit, which we determine as follows:

          IF YOU ARE IN PRE-2000:

          We credit interest each business day at the 7% annual effective rate to the enhanced death benefit from the preceding day (which would be the initial premium if the preceding day is the contract date), then we add additional premiums paid since the preceding day, then we subtract any withdrawals (including any market value adjustment applied to such withdrawal) since the preceding day, and then we subtract any associated surrender charges. The maximum enhanced death benefit is 2 times all premium payments, less an amount to reflect withdrawals.

          Note: The actual interest rate used for calculating the death benefit for the Liquid Assets and Limited Maturity Bond investment portfolios will be the lesser of the 7% annual effective rate or the net rate of return for such portfolios during the applicable period. The interest rate used for calculating the death benefit for your investment in the Fixed Account will be the lesser of the 7% annual effective rate or the interest credited to such investment during the applicable period. Thus, selecting these investments may limit the enhanced death benefit.

          IF YOU ARE IN YR-2000:

          We credit interest each business day at the 7% annual effective rate to the enhanced death benefit from the preceding day (which would be the initial premium if the preceding day is the contract

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          date), then we add additional premiums paid since the preceding day, then we adjust for any withdrawals (including any market value adjustment applied to such withdrawal and any associated surrender charges) since the preceding day. Special withdrawals are withdrawals of up to 7% per year of cumulative premiums. Special withdrawals shall reduce the 7% Solution Enhanced Death Benefit by the amount of contract value withdrawn. For any withdrawals in excess of the amount available as a special withdrawal, a pro rata adjustment to the death benefit is made. The maximum enhanced death benefit is 3 times all premium payments, adjusted to reflect withdrawals. Each accumulated initial or additional premium payment will continue to grow at the 7% annual effective rate until the maximum enhanced death is reached or the contract owner attains age 80, if earlier.

     Note for current Special Funds: Certain investment portfolios and the Fixed Account are designated as "Special Funds" for purposes of calculating the 7% Solution Enhanced Death Benefit. For Contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Bond Portfolio; the ING Core Bond Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account. For Contracts issued before May 1, 2003, the ING VP Bond Portfolio and the ING Core Bond Portfolio are not designated as Special Funds. The actual interest rate used for calculating the 7% Solution Enhanced Death Benefit for Special Funds will be the lesser of (1) 7% and (2) the interest rate, positive or negative, providing a yield on the enhanced death benefit for Special Funds equal to the net return for the current valuation period on the contract value allocated to Special Funds. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Thus selecting these investment portfolios and/or the Fixed Account may limit or reduce the enhanced death benefit.

          * For contracts in Pre-2000, total premium payments less any withdrawals.

Under the ANNUAL RATCHET ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1)   the contract value;

     2) the total premium payments reduced by a pro rata adjustment for any withdrawal*;

     3)   the cash surrender value; or

     4) the enhanced death benefit, which is determined as follows: On each contract anniversary that occurs on or before the contract owner turns age 80, we compare the prior enhanced death benefit to the contract value and select the larger amount as the new enhanced death benefit. On all other days, the enhanced death benefit is the following amount:
          On a daily basis we first take the enhanced death benefit from the preceding day (which would be the initial premium added if the preceding day is the contract date), then we add additional premiums paid since the preceding day, and then reduce the enhanced death benefit pro rata for any contract value withdrawn.** That amount becomes the new enhanced death benefit.

          * For contracts in Pre-2000, total premium payments less any withdrawals.

          ** For contracts in Pre-2000, we subtract withdrawals made (including any market value adjustment applied to such withdrawal) since the preceding day.

Under the MAX 7 ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greater of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit. Under this benefit option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit. THE MAX 7 ENHANCED DEATH BENEFIT IS NOT AVAILABLE TO PRE-2000 CONTRACT OWNERS.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. ALL ENHANCED DEATH BENEFITS MAY NOT BE AVAILABLE IN EVERY STATE OR UNDER ALL CONTRACTS.

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MORTALITY AND EXPENSE RISK CHARGE

The mortality and expense risk charge depends on the category of contract owners to which you belong and on the death benefit that you chose. The mortality and expense risk charge (depending on the death benefit you chose) and the asset-based administrative charge, on an annual basis, for Pre-2000 and Yr-2000 contract owners are as follows:

---------
PRE-2000:
---------

----------------------------------------------------------------------------------------
                                         STANDARD           ENHANCED DEATH BENEFITS
                                       DEATH BENEFIT     ANNUAL RATCHET     7% SOLUTION

----------------------------------------------------------------------------------------
Mortality & Expense Risk Charge            1.25%              1.40%            1.55%
Asset-Based Administrative Charge          0.15%              0.15%            0.15%
                                           -----              -----            -----
  Total                                    1.40%              1.55%            1.70%
----------------------------------------------------------------------------------------

The mortality and expense risk charge is deducted each business day at the rate of .003446% (Standard); .003863% (Annual Ratchet); or .004280% (7% Solution),
respectively, for each day since the previous business day.

--------
YR-2000:
--------

-------------------------------------------------------------------------------------------------
                                         STANDARD                ENHANCED DEATH BENEFITS
                                       DEATH BENEFIT     ANNUAL RATCHET     7% SOLUTION     MAX 7
-------------------------------------------------------------------------------------------------
Mortality & Expense Risk Charge            1.30%              1.45%            1.65%        1.75%
Asset-Based Administrative Charge          0.15%              0.15%            0.15%        0.15%
                                           -----              -----            -----        -----
  Total                                    1.45%              1.60%            1.80%        1.90%
-------------------------------------------------------------------------------------------------

The mortality and expense risk charge is deducted each business day at the rate of .003585% (Standard); .004002% (Annual Ratchet); .004558% (7% Solution); or
..004837% (Max 7), respectively, for each day since the previous business day.

DEATH BENEFIT FOR EXCLUDED FUNDS FOR PRE-2000 AND YR-2000

We will be designating certain investment portfolios as "Excluded Funds." Excluded Funds will include certain investment portfolios that, due to their volatility, will be excluded from the death benefit guarantees that might otherwise be provided. We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact your death benefit.

For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, your death benefit attributable to that allocation will equal the contract value of that allocation. Any guarantee of death benefit in excess of contract value otherwise provided with regard to allocations to Non-Excluded Funds, does not apply to allocations to Excluded Funds. The death benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

Transfers from Excluded Funds to Non-Excluded funds will reduce all death benefit components for Excluded Funds on a pro rata basis. Except with respect to any maximum guaranteed death benefit, the resulting increase in the Non-Excluded Funds death benefit component will equal the lesser of the reduction in the death benefit for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed death benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed death benefit will equal the reduction in the maximum guaranteed death benefit for Excluded Funds.

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Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds death benefit components on a pro-rata basis. The resulting increase in the death benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds death benefit components.

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APPENDIX G
--------------------------------------------------------------------------------

             DEATH BENEFITS FOR YR-2001 AND MAY-2001 CONTRACT OWNERS

The purpose of Appendix G is to describe the death benefits applicable to contract owners in the Yr-2001 and May-2001 categories, and to describe the mortality and expense risk charges for contract owners in the Yr-2001 category. OTHER THAN AS DESCRIBED BELOW, PLEASE SEE THE PROSPECTUS FOR A FULL DESCRIPTION OF YOUR DEATH BENEFIT OPTIONS AND OTHER CONTRACT FEATURES. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS. AS USED IN THIS APPENDIX G, "NON-SPECIAL FUNDS" HAS THE SAME MEANING AS "COVERED FUNDS" IN THE PROSPECTUS. IF YOU ARE UNSURE OF WHICH CATEGORY APPLIES TO YOU, PLEASE CALL OUR CUSTOMER SERVICE CENTER.

DEATH BENEFITS

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

     1)   the contract value; and

     2)   the cash surrender value.

The STANDARD DEATH BENEFIT equals the GREATEST of the Base Death Benefit, the floor, and the SUM of:

     1)   the contract value allocated to Special Funds; and

     2) the Standard Minimum Guaranteed Death Benefit for amounts allocated to Non-Special Funds.

The Standard Minimum Guaranteed Death Benefit equals:

     1) the initial premium payment allocated to Special and Non-Special Funds, respectively;

     2) increased by premium payments and adjusted for transfers, allocated to Special and Non-Special Funds, respectively, after issue; and

     3) reduced by a pro rata adjustment for any withdrawal or transfer taken from the Special and Non-Special Funds, respectively.

     In the event of transfers from Special to Non-Special funds, the increase in the Minimum Guaranteed Death Benefit of the Non-Special Fund will equal the lesser of the reduction in the Minimum Guaranteed Death Benefit in the Special Fund and the contract value transferred. In the event of transfers from Non-Special to Special Funds, the increase in the Minimum Guaranteed Death Benefit of the Special Fund will equal the reduction in the Minimum Guaranteed Death Benefit in the Non-Special Fund.

THE FLOOR FOR THE DEATH BENEFIT IS the total premium payments made under the Contract reduced by a pro-rata adjustment for any withdrawal.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit and the Enhanced Death Benefit option elected. For purposes of calculating the Enhanced Death Benefits, certain investment portfolios, and the Fixed Account are designated as "Special Funds." For Contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Bond Portfolio; the ING Core Bond Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account. For Contracts issued before May 1, 2003, the ING VP Bond Portfolio and the ING Core Bond Portfolio are not designated as Special Funds.

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We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund may limit or reduce the enhanced death benefit.

For the period during which a portion of the contract value is allocated to a Special Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The 7% SOLUTION ENHANCED DEATH BENEFIT, equals the GREATEST of:

     1)   the Standard Death Benefit;

     2)   the floor; and

     3) the sum of the contract value allocated to Special Funds and the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds.

The 7% Solution Minimum Guaranteed Death Benefit for Special and Non-Special Funds equals the lesser of:

     1) premiums, adjusted for withdrawals and transfers, accumulated at 7% until the earlier of attainment of age 80 or reaching the cap (equal to 3 times all premium payments, as reduced by adjustments for withdrawals) and thereafter at 0%, subject to a floor as described below, and

     2)   the cap.

Withdrawals of up to 7% per year of cumulative premiums are referred to as special withdrawals. Special withdrawals reduce the 7% Solution Minimum Guaranteed Death Benefit by the amount of contract value withdrawn. For any other withdrawals (withdrawals in excess of the amount available as a special withdrawal), a pro rata adjustment to the 7% Solution Minimum Guaranteed Death Benefit is made. The amount of the pro rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before the withdrawal. The amount of the pro rata adjustment for withdrawals from Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal. Please see Appendix B for examples of the pro rata withdrawal adjustment for withdrawals other than special withdrawals.

Transfers from Special to Non-Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap for Special Funds on a pro rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the 7% Solution Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred. The increase in the cap for Non-Special Funds will equal the reduction in the cap for Special Funds.

Transfers from Non-Special to Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap in the Non-Special Funds on a pro rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Special Funds will equal the reduction in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Non-Special Funds.

THE FLOOR FOR THE 7 % SOLUTION ENHANCED DEATH BENEFIT is determined by the same calculations described above for the 7% Solution Minimum Guaranteed Death Benefit except as follows: If you transfer contract value to a Special Fund, the minimum floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the 7% annual effective rate as described above, subject to the age limit and the cap described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value

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allocated, and will not accumulate while invested in Special Funds. Withdrawals will reduce the floor as described for the minimum guaranteed death benefit above. Your death benefit will be the greater of the floor and the death benefit determined as described above.

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the GREATEST of:

     1)   the Standard Death Benefit;

     2)   the floor; and

     3) the sum of the contract value allocated to Special Funds and the Annual Ratchet Minimum Guaranteed Death Benefit allocated to Non-Special Funds.

The Annual Ratchet Minimum Guaranteed Death Benefit equals:

     1) the initial premium allocated at issue to Special and Non-Special Funds, respectively;

     2) increased dollar for dollar by any premium allocated after issue to Special and Non-Special funds, respectively;

     3) for Non-Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Non-Special Funds, and transfers between Special and Non-Special Funds) and the current contract value allocated to Non-Special Funds;

          for Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Special Funds, and transfers between Special and Non-Special and Non-Special Funds) and the current contract value allocated to Special Funds.

Withdrawals reduce the Annual Ratchet Minimum Guaranteed Death Benefit on a pro rata basis, based on the amount withdrawn from the Special and Non-Special Funds, respectively. The amount of the pro rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before withdrawal. The amount of the pro rata adjustment for Special Funds will equal (a) times (b) divided by
(c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds on a pro rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred.

Transfers from Non-Special to Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds on a pro rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit for the Special Funds will equal the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit for the Non-Special Funds.

THE FLOOR FOR THE ANNUAL RATCHET ENHANCED DEATH BENEFIT is determined as described above for the Annual Ratchet Minimum Guaranteed Death Benefit except that all investments will be treated as Non-Special Funds.

The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit. Under this death benefit option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.

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Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

MORTALITY AND EXPENSE RISK CHARGE

The mortality and expense risk charge depends on the category of contract owners to which you belong and on the death benefit that you chose. The mortality and expense risk charge (depending on the death benefit you chose) and the asset-based administrative charge, on an annual basis, for Yr-2001 contract owners are as follows:

--------
YR-2001:
--------

-------------------------------------------------------------------------------------------------
                                         STANDARD                ENHANCED DEATH BENEFITS
                                       DEATH BENEFIT     ANNUAL RATCHET     7% SOLUTION     MAX 7
-------------------------------------------------------------------------------------------------

Mortality & Expense Risk Charge            1.30%              1.55%            1.65%        1.75%
Asset-Based Administrative Charge          0.15%              0.15%            0.15%        0.15%
                                           -----              -----            -----        -----
  Total                                    1.45%              1.70%            1.80%        1.90%
-------------------------------------------------------------------------------------------------

The mortality and expense risk charge is deducted each business day at the rate of .003585% (Standard); .004280% (Annual Ratchet); .004558% (7% Solution); or
..004837% (Max 7), respectively, for each day since the previous business day.

DEATH BENEFIT FOR EXCLUDED FUNDS

We will be designating certain investment portfolios as "Excluded Funds." Excluded Funds will include certain investment portfolios that, due to their volatility, will be excluded from the death benefit guarantees that might otherwise be provided. We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact your death benefit.

For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, your death benefit attributable to that allocation will equal the contract value of that allocation. Any guarantee of death benefit in excess of contract value otherwise provided with regard to allocations to Non-Excluded Funds, does not apply to allocations to Excluded Funds. The death benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

Transfers from Excluded Funds to Non-Excluded funds will reduce all death benefit components for Excluded Funds on a pro rata basis. Except with respect to any maximum guaranteed death benefit, the resulting increase in the Non-Excluded Funds death benefit component will equal the lesser of the reduction in the death benefit for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed death benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed death benefit will equal the reduction in the maximum guaranteed death benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds death benefit components on a pro-rata basis. The resulting increase in the death benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds death benefit components.

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APPENDIX H
--------------------------------------------------------------------------------

                      OPTIONAL RIDER BENEFITS FOR PRE-2000
                           AND YR-2000 CONTRACT OWNERS

The following is a description of the optional rider benefits for Pre-2000 and Yr-2000 contract owners who elected an optional rider benefit. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR OPTIONAL RIDER BENEFITS. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

We may be designating certain investment portfolios as "Excluded Funds." We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact the benefit under any optional rider that you have elected. IF YOU NEVER INVEST IN EXCLUDED FUNDS, YOUR RIDER BENEFITS WILL BE UNAFFECTED.

OPTIONAL RIDER CHARGES

     MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

     ---------------------------------------------------------------------------
     Waiting Period             Quarterly Charge
     ---------------------------------------------------------------------------
     10 Year                    0.125% of the MGAB Charge Base (0.50% annually)
     ---------------------------------------------------------------------------
     20 Year                    0.125% of the MGAB Charge Base (0.50% annually)
     ---------------------------------------------------------------------------

The MGAB Charge Base is the total of (i) the MGAB Base on the rider date and
(ii) premiums during the 2-year period commencing on the rider date, reduced pro rata for withdrawals and reduced for transfers made within the last 3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization. The MGAB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

     ---------------------------------------------------------------------------
     MGIB Rate                  Quarterly Charge
     ---------------------------------------------------------------------------
     7%                         0.125% of the MGIB Charge Base (0.50% annually)
     ---------------------------------------------------------------------------

The MGIB Charge Base is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date, reduced pro rata for all withdrawals taken while the MGIB rider is in effect, and accumulated at the MGIB Rate (7%) to the earlier of age 80 and reaching the MGIB Base Maximum. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Charge Base immediately prior to the surrender or annuitization. The MGIB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.125% (0.50% annually) of the original MGWB Eligible

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Payment Amount. The original MGWB Eligible Payment Amount is equal to all premiums paid during the first two contract years following the rider date. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount immediately prior to the surrender or annuitization.

OPTIONAL RIDER BENEFITS

For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, any guarantee of an optional rider benefit does not apply to those amounts. The optional rider benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

For each rider benefit component contained in your rider, a corresponding component will be created for allocations to Excluded Funds. Transfers from Excluded Funds to Non-Excluded funds will reduce all rider benefit components for Excluded Funds on a pro rata basis. Except with respect to any maximum guaranteed rider benefit, the resulting increase in the Non-Excluded Funds rider benefit component will equal the lesser of the reduction in the rider benefit component for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed benefit will equal the reduction in the maximum guaranteed benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds rider benefit component on a pro rata basis. The resulting increase in the rider benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds benefit.

Adjustments for transfers involving both Excluded Funds and Special Funds will be calculated separately from adjustments for transfers involving Excluded Funds and Non-Special Funds, where applicable.

OPTIONAL RIDER BENEFIT FOR NON-EXCLUDED FUNDS

A. MINIMUM GUARANTEED ACCUMULATION BENEFIT ("MGAB"). We calculate your MGAB as follows:

     1. WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. The MGAB Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

          If you purchased the MGAB rider on the contract date, and

          (i) elected the ten-year option, your MGAB Base is equal to your initial premium, plus any additional premiumadded to your Contract during the 2-year period after your rider date, reduced pro rata for any withdrawals and reduced for any transfers made within the last 3 years prior to the MGAB Benefit Date; or

          (ii) elected the twenty-year option, except for the Special Funds which require special calculations, your MGAB Base is equal to your initial premium, plus any additional premium added to your Contract during the 2-year period after your contract date, accumulated at the MGAB Base Rate, reduced pro rata for any withdrawals and reduced for any transfers made within the last 3 years prior to the MGAB Benefit Date. The MGAB Base Rate for allocations other than allocations to the Special Funds is the annual effective rate of 3.5265%. Accumulation of eligible additional premiums starts on the date the premium was received.

               ONLY PREMIUMS ADDED TO YOUR CONTRACT DURING THE 2-YEAR PERIOD AFTER YOUR RIDER DATE ARE INCLUDED IN THE MGAB BASE. ANY ADDITIONAL PREMIUM PAYMENTS YOU ADDED TO YOUR CONTRACT AFTER THE SECOND RIDER ANNIVERSARY ARE NOT INCLUDED IN THE

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               MGAB BASE. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

               If you purchased the MGAB rider after the contract date, your MGAB Base is equal to your contract value on the rider date, plus premiums added during the 2-year period after your rider date. Withdrawals taken while the MGAB rider is in effect, as well as transfers made within 3 years prior to the MGAB Benefit Date, will reduce the value of your MGAB Base pro rata. This means that the MGAB Base (and the MGAB Charge Base) will be reduced by the same percent as the percent of contract value that was withdrawn (or transferred). We will look to your contract value immediately before the withdrawal or transfer when we determine this percent.

               For any Special Fund under the twenty-year option, if the actual interest credited to and/or the investment earnings of the contract value allocated to the Special Fund over the calculation period is less than the amount calculated under the formula above, that lesser amount becomes the increase in your MGAB Base for the Special Fund for that period. THE MGAB BASE RATE FOR EACH SPECIAL FUND MAY BE POSITIVE OR NEGATIVE. Thus, investing in the Special Funds may limit the MGAB benefit.

               If you add the 20 year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special Funds, may prevent the MGAB Base from doubling over the waiting period.

     2. WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB BENEFIT DATE FROM YOUR MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

     3. ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it on the MGAB Benefit Date to the subaccounts in which you are invested pro rata based on the proportion of your contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Benefit Date, we will allocate the MGAB to the Liquid Assets subaccount on your behalf. After the crediting of the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

B. MINIMUM GUARANTEED INCOME BENEFIT ("MGIB"). On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

     1. WE FIRST DETERMINE YOUR MGIB BASE. The MGIB Base is only a calculation used to determine the MGIB. The MGIB Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

          (i) If you purchased the MGIB rider on the contract date, except for the Special Funds which require special calculations, the MGIB Base is equal to your initial premium, plus any additional premiums added to your Contract during the 5-year period after your contract date, accumulated at the MGIB Base Rate (7% for all portfolios except the Special Funds), reduced pro rata by all withdrawals taken while the MGIB rider is in effect. Premiums paid less than 5 years prior to the earliest MGIB Benefit Date are excluded from the MGIB Base.

          (ii) If you purchased the MGIB rider after the contract date, except for the Special Funds which require special calculations, your MGIB Base is equal to your contract value on the rider date plus any eligible premiums added to your Contract during the 5-year period after your rider date, accumulated at the MGIB Base Rate (7% for all portfolios except the Special Funds), reduced pro rata by all withdrawals taken while the MGIB rider is in effect. Eligible

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               additional premium payments are those added more than 5 years before the earliest MGIB Benefit Date and are included in the MGIB Base. Premiums paid after the 5th rider anniversary are excluded from the MGIB Base.

          (iii)For any Special Fund, if the actual earnings and/or the interest credited to the contract value allocated to the Special Fund over the calculation period is less than the amount determined under the formula above, that lesser amount becomes the change in your MGIB Base for the Special Fund. THE MGIB BASE RATE FOR EACH SPECIAL FUND MAY BE POSITIVE OR NEGATIVE. Thus, investing in the Special Funds may limit the MGIB benefit.

          Of course, regardless of when purchased or how you invest, withdrawals will reduce the value of your MGIB Base pro rata to the percentage of the contract value withdrawn.

          We offer a 7% MGIB Base Rate, except for the Special Funds. The Company may at its discretion discontinue offering this rate. The MGIB Base Rate is an annual effective rate.

          The MGIB Base is subject to the MGIB Base Maximum. The MGIB Base Maximum is the amount calculated above until the earlier of: (i) the date the oldest contract owner reaches age 80, or (ii) the date the MGIB Base reaches two times the MGIB Eligible Premiums, adjusted for any withdrawals. MGIB Eligible Premiums is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date.

     2. Then we determine the MGIB annuity income by multiplying your MGIB Base (adjusted for any Market Value Adjustment, surrender charge and premium taxes) by the income factor, and then divide by $1,000.

     Two MGIB Income Options are available under the MGIB Rider:

     (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

     (ii) Income for a 20-30 Year Period Certain; or

     (iii)Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

     On the MGIB Benefit Date, we would apply the MGIB Base using the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

     Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract guarantee for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

     C. MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB) RIDER. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments under the MGWB rider. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits. The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals. Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in both the MGWB Withdrawal Account and the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB Withdrawal Account is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero.

GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than 7% per year of the Eligible

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Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

     (i)  your contract value is greater than zero;

     (ii) your MGWB Withdrawal Account is greater than zero;

     (iii)your latest allowable annuity start date has not been reached;

     (iv) you have not elected to annuitize your Contract; and

     (v) you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

     WITHDRAWAL ADJUSTMENTS. We will reduce the MGWB Withdrawal Account by the dollar amount of any withdrawal taken up to 7% per year of the Eligible Payment Amount. Any withdrawal taken in excess of 7% per year of the Eligible Payment Amount will reduce both the MGWB Withdrawal Account and the Eligible Payment Amount pro rata in proportion to the percentage of contract value withdrawn. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

     AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero your Contract is given what we refer to as Automatic Periodic Benefit Status, if:

     (i)  your MGWB Withdrawal Account is greater than zero;

     (ii) your latest allowable annuity start date has not been reached;

     (iii)you have not elected to annuitize your Contract; and

     (iv) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary, equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount until the earliest of (i) your contract's latest annuity start date, (ii) the death of the owner; or (iii) until your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments (ii) payment of the Commuted Value (defined below) or (iii) the owner's death has occurred.

On the contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for period(s) applicable to the remaining payments. Once the last MGWB periodic payment is made or we pay you the Commuted Value, your Contract and the MGWB rider terminate.

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APPENDIX I
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                           OPTIONAL RIDER BENEFITS FOR
                      YR-2001 AND MAY-2001 CONTRACT OWNERS

The following is a description of the optional rider benefits for Yr-2001 and May-2001 contract owners who elected an optional rider benefit. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR OPTIONAL RIDER BENEFITS. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

We may be designating certain investment portfolios as "Excluded Funds". We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact the benefit under any optional rider that you have elected. If you never invest in Excluded Funds, your rider benefits will be unaffected.

OPTIONAL RIDER CHARGES

     MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

     ---------------------------------------------------------------------------
     Waiting Period             Quarterly Charge
     ---------------------------------------------------------------------------
     10 Year                    0.125% of the MGAB Charge Base (0.50% annually)
     ---------------------------------------------------------------------------
     20 Year                    0.125% of the MGAB Charge Base (0.50% annually)
     ---------------------------------------------------------------------------

The MGAB Charge Base is the total of (i) the MGAB Base on the rider date and
(ii) premiums during the 2-year period commencing on the rider date, reduced pro rata for withdrawals and reduced for transfers made within the last 3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization. The MGAB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

     ---------------------------------------------------------------------------
     MGIB Rate                  Quarterly Charge
     ---------------------------------------------------------------------------
     7%                         0.125% of the MGIB Charge Base (0.50% annually)
     ---------------------------------------------------------------------------

The MGIB Charge Base is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date, reduced pro rata for all withdrawals taken while the MGIB rider is in effect, and accumulated at the MGIB Rate (7%) to the earlier of age 80 and reaching the MGIB Base Maximum. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Charge Base immediately prior to the surrender or annuitization. The MGIB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

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MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.125% (0.50% annually) of the original MGWB Eligible Payment Amount. The original MGWB Eligible Payment Amount is equal to all premiums paid during the first two contract years following the rider date. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount immediately prior to the surrender or annuitization.

OPTIONAL RIDER BENEFITS

MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB) RIDER. The MGAB rider is an optional benefit which provides you with an MGAB benefit intended to guarantee a minimum contract value at the end of a specified waiting period. The MGAB is a one-time adjustment to your contract value in the event your contract value on the MGAB Benefit Date is less than a specified amount. The MGAB rider may offer you protection in the event your Contract loses value during the MGAB waiting period. For discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges."

The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and, other than for allocations to Special Funds, guarantees that your contract value at the end of ten years will at least equal your initial premium payment, reduced pro-rata for withdrawals. Transfers made within 3 years prior to the MGAB Benefit Date will also reduce the benefit pro-rata. The twenty-year option has a waiting period of twenty years and, other than allocations to Special Funds, guarantees that your contract value at the end of twenty years will at least equal two times your initial premium payment, reduced pro-rata for withdrawals and reduced for transfers made within 3 years prior to the MGAB Benefit Date. If you add the 20 year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special Funds, may prevent the MGAB Base from doubling over the waiting period. On the MGAB Benefit Date, which is the next business day after the applicable waiting period, we calculate your Minimum Guaranteed Accumulation Benefit.

     CALCULATING THE MGAB. We calculate your MGAB as follows:

     1. WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

          The MGAB Base is tracked separately for Special and Non-Special Funds, based on the initial allocation of premium (or contract value), subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Benefit Date. THE AGGREGATE MGAB BASE EQUALS THE SUM OF (1) THE LESSER OF THE MGAB BASE ALLOCATED TO SPECIAL FUNDS AND THE CONTRACT VALUE IN THE SPECIAL FUNDS; AND (2) THE MGAB BASE FOR NON-SPECIAL FUNDS. THUS, INVESTING IN THE SPECIAL FUNDS MAY LIMIT THE MGAB BENEFIT. HOWEVER, THE MGAB BASE IS ALSO SUBJECT TO A "FLOOR" WHICH MAY PARTIALLY OFFSET THE EFFECTS OF INVESTING IN SPECIAL FUNDS.

          If you purchased the MGAB rider on the contract date, and

          (i) elected the ten-year option, your MGAB Base for Special and Non-Special Funds is equal to your initial premium plus any additional premium added to your Contract during the 2-year period after your rider date, reduced pro-rata for any withdrawals and any transfers made within 3 years prior to the MGAB Benefit Date; or

          (ii) elected the twenty-year option your MGAB Base for Special and Non-Special Funds is equal to your initial premium, plus any additional premium added to your Contract during the 2-year period after your contract date, accumulated at the MGAB Rate reduced pro-rata for any

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               withdrawals and reduced for any transfers made within 3 years prior to the MGAB Benefit Date. The MGAB Rate is the annual effective rate of 3.5265%. Accumulation of eligible additional premiums starts on the date the premium was received.

          If you purchased the MGAB rider after the contract date, your MGAB Base is equal to your contract value on the rider date, plus premiums added during the 2-year period after your rider date, accumulated at the MGAB Rate (if applicable, as described above) and adjusted pro-rata for withdrawals and transfers as described below.

          Only premiums added to your Contract during the 2-year period after your rider date are included in the MGAB Base. Any additional premium payments you added to your contract after the second rider anniversary are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

          Withdrawals taken while the MGAB rider is in effect, as well as transfers made within 3 years prior to the MGAB Benefit Date, will reduce the value of your MGAB Base pro rata. This means that the MGAB Base (and the MGAB Charge Base) will be reduced by the same percent as the percent of contract value that was withdrawn (or transferred). We will look to your contract value immediately before the withdrawal or transfer when we determine this percent.

          Net transfers from Special Funds to Non-Special Funds will reduce the MGAB Base and MGAB Charge Base allocated to Special Funds on a pro rata basis. If the transfer is made more than 3 years before the Benefit Date, there will be a corresponding increase in the MGAB Base for Non-Special Funds equal to the lesser of the reduction in the MGAB Base for Special Funds and the net contract value transferred.

          Net transfers from Non-Special Funds to Special Funds will reduce the MGAB Base and MGAB Charge Base allocated to Non-Special Funds on a pro rata basis. If the transfer is made more than 3 years before the Benefit Date, there will be a corresponding increase in the MGAB Base for Special Funds equal to the reduction in the MGAB Base for Non-Special Funds.

     2. THEN WE DETERMINE THE FLOOR. The floor will be calculated in the same manner as the MGAB Base described above, except as follows: For the ten-year option, all investments will be treated as Non-Special Funds. For the twenty-year option, if you transfer contract value to a Special Fund more than 3 years before the Benefit Date, the floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the MGAB Rate described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals and other transfers will reduce the floor as described for the MGAB Base above.

     3. WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB BENEFIT DATE FROM THE GREATER OF THE FLOOR AND YOUR AGGREGATE MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

     4. ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it to the subaccounts in which you are invested pro-rata based on the proportions of your then contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Benefit Date, we will allocate the MGAB to the Liquid Assets subaccount on your behalf. After the crediting of the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

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     PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the rider date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

     THE MGAB BENEFIT DATE. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Benefit Date is your 10th contract anniversary for the ten-year option or 20th contract anniversary for the twenty-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Benefit Date will be the first contract anniversary occurring after 10 years (for the ten-year option) or 20 years (for the twenty-year option) after the rider date. The MGAB rider is not available if the MGAB Benefit Date would fall beyond the latest annuity start date.

     CANCELLATION. If you elected the twenty-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. If you purchased the MGAB rider during the 30-day period following the contract date, your one-time right to cancel the rider occurs on the tenth anniversary of your contract date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If the MGAB rider is terminated before the MGAB Benefit Date, you will not be credited with the MGAB and we assess the pro-rata portion of the MGAB rider changes for the current quarter.

     NOTIFICATION. Any crediting of the MGAB will be reported in your first quarterly statement following the MGAB Benefit Date.

MINIMUM GUARANTEED INCOME BENEFIT (MGIB) RIDER. The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to the Special Funds, the MGIB Rate, the adjustment for Special Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds may limit the MGIB benefit. However, the MGIB Benefit Base is also subject to a "floor" which may partially offset the effects of investing in Special Funds. For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider Charges." Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

     (i) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the Golden American Fixed Account prospectus) on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

     (ii) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the Golden American Fixed Account prospectus) on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

     (iii)the MGIB annuity income based on the greater of the floor and your MGIB Benefit Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust both the floor and the MGIB Benefit Base for any premium tax recovery and Market Value Adjustment (see the Golden American Fixed Account prospectus) that would otherwise apply at annuitization.

          Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be

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          exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

     DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

     1. WE FIRST DETERMINE YOUR MGIB BENEFIT BASE. The MGIB Benefit Base is only a calculation used to determine the MGIB. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

          The MGIB Base is tracked separately for Special and Non-Special Funds, based on initial allocation of eligible premium (or contract value) and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The MGIB Benefit Base equals the sum of
          (1) the contract value of Special Funds, and (2) the MGIB Base for Non-Special Funds.

          The MGIB Base is equal to the lesser of (i) and (ii) where:

          (a) is your initial premium (or contract value on the rider date if you purchased the MGIB rider after the contract date), plus any eligible additional premiums added to your Contract, reduced pro-rata by all withdrawals taken while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the MGIB Base Maximum, and at 0% thereafter; and

          (b) is the MGIB Base Maximum, which equals 200% of allocated eligible premiums, adjusted for withdrawals and transfers.

          Eligible additional premium payments are those added more than 5 years before the earliest MGIB Benefit Date and are included in the MGIB Base. Premiums paid after that are excluded from the MGIB Base.

          Net transfers from Special Funds to Non-Special Funds will reduce the MGIB Base and MGIB Base Maximum allocated to Special Funds on a pro rata basis. The resulting increase in the MGIB Base for Non-Special Funds will equal the lesser of the reduction in the MGIB Base for Special Funds and the net contract value transferred. The increase in the MGIB Base Maximum for Non-Special Funds equals the reduction in the MGIB Base Maximum for Special Funds.

          Net transfers from Non-Special Funds to Special Funds will reduce the MGIB Base and MGIB Base Maximum allocated to Non-Special Funds on a pro rata basis. The resulting increase in the MGIB Base and the MGIB Base Maximum for Special Funds equals the reduction in the MGIB Base and MGIB Base Maximum for Non-Special Funds. Transfers to one or more Special Funds could reduce the MGIB Benefit.

          The MGIB Rate is currently 7%. The Company may at its discretion discontinue offering this rate. The MGIB Rate is an annual effective rate.

     2. WE THEN DETERMINE THE FLOOR. The floor will be calculated in the same manner as the MGIB Base described above, except as follows: If you transfer contract value to a Special Fund, the floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the MGIB Rate described above, subject to the age limit and the Maximum described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract

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          value allocated, and will not accumulate while invested in Special Funds. Withdrawals will reduce the floor as described for the MGIB Base above.

     3. THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING THE GREATER OF THE MINIMUM FLOOR AND YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT AND PREMIUM TAXES) BY THE APPLICABLE INCOME FACTOR, AND THEN DIVIDING BY $1,000.

          The MGIB Income Options are available under the MGIB Rider:

          (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

          (ii) Income for a 20-30 Year Period Certain; or

          (iii)Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

     On the MGIB Benefit Date, we would apply the greater of the floor and the MGIB Benefit Base under the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

     Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

     PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before the MGIB rider can be exercised.

     THE MGIB BENEFIT DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary next following or is incident with exercise of your option to annuitize after a ten-year waiting period from the contract date. If you added the MGIB rider at any other time, your MGIB Benefit Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuities under the MGIB rider.

     NO CHANGE OF ANNUITANT. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

     NOTIFICATION. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN THE MORE FAVORABLE STREAM OF INCOME PAYMENTS UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR

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CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB) RIDER. The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments equal to all premium payments paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7% of your adjusted Eligible Payment Amount. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see "Optional Rider Charges." Your original Eligible Payment Amount depends on when you purchase the MGWB rider and is:

     (i) if you purchased the MGWB rider on the contract date, your premium payments received during the first two contract years; or

     (ii) if you purchased the MGWB rider after the contract date, your contract value on the rider date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the rider date.

     THE MGWB WITHDRAWAL ACCOUNT. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount, tracked separately for Special and Non-Special Funds, adjusted for any withdrawals and transfers between Special and Non-Special Funds. THE MGWB WITHDRAWAL ACCOUNT EQUALS THE SUM OF (A) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO NON-SPECIAL FUNDS, AND (B) THE LESSER OF (1) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO SPECIAL FUNDS AND (2) THE CONTRACT VALUE IN THE SPECIAL FUNDS. THUS, INVESTING IN THE SPECIAL FUNDS MAY LIMIT THE MGWB WITHDRAWAL ACCOUNT. However, the MGWB Withdrawal Account is also subject to a "floor" which may partially offset the effects of investing in Special Funds.

Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal for Non-Special Funds and pro rata for Special Funds, based on the source of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in the MGWB Withdrawal Account of the Special and Non-Special Funds by the proportion that the withdrawal bears to the Contract Value of the Special and Non-Special Funds, respectively, at the time of the withdrawal. If a single withdrawal involves both Special and Non-Special Funds and causes the 7% to be exceeded, the withdrawal will be treated as taken first from Non-Special Funds. Any withdrawals greater than 7% per year of the Eligible Payment Amount will also cause a reduction in the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB Withdrawal Account is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero. If the MGWB Withdrawal Account is greater than the floor and a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Special Funds to Non-Special Funds will reduce the MGWB Withdrawal Account allocated to Special Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Non-Special Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Special Funds and the net contract value transferred.

Net transfers from Non-Special Funds to Special Funds will reduce the MGWB Withdrawal Account allocated to Non-Special Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Special Funds equals the reduction in the MGWB Withdrawal Account for Non-Special Funds.

     THE FLOOR FOR YOUR MGWB WITHDRAWAL ACCOUNT is equal to the Eligible Payment Amount adjusted for any withdrawals. Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the floor

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by the dollar amount of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in the floor for the MGWB Withdrawal Account and the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The floor is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero.

     If the floor is greater than the MGWB Withdrawal Account and a withdrawal reduces the floor to zero, the MGWB rider terminates and no further benefits are payable under the rider.

     GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." Making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider, will remain in force, and you may continue to make withdrawals so long as:

     (i)  your contract value is greater than zero;

     (ii) your MGWB Withdrawal Account or the floor is greater than zero;

     (iii)your latest allowable annuity start date has not been reached;

     (iv) you have not elected to annuitize your Contract; and

     (v) you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

     The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

     AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero your Contract is given what we refer to as Automatic Periodic Benefit Status if the following conditions exist:

     (i)  your MGWB Withdrawal Account or the floor is greater than zero;

     (ii) your latest allowable annuity start date has not been reached;

     (iii)you have not elected to annuitize your Contract; and

     (iv) you have not died, changed the ownership of the Contract or surrendered the Contract.

     Once your Contract is given Automatic Periodic Benefit Status, the greater of the floor and the MGWB Withdrawal Account will be treated as the MGWB Withdrawal Account to determine any rider benefits. We will pay you the annual MGWB periodic payments, beginning on the next contract anniversary equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount until the earliest of (i) your contract's latest annuity start date, (ii) the death of the owner; or (iii) until your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status (that is, your contract value is zero), we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, and (ii) payment of the Commuted Value (defined below) or (iii) the owner's death has occurred.

     On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for period(s) applicable to the remaining payments. Once the last

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MGWB periodic payment is made or we pay you the Commuted Value, your Contract and the MGWB rider terminate.

     DEATH BENEFIT DURING AUTOMATIC PERIODIC BENEFIT STATUS. If you have never withdrawn more than 7% per year of the Eligible Payment Amount and you elected the 7% Solution Enhanced Death Benefit in your Contract (or you elected the Max 7 Enhanced Death Benefit resulting in the 7% Solution Enhanced Death Benefit as the actual benefit), the death benefit otherwise payable under the terms of your Contract will remain in force during any Automatic Periodic Benefit Status. In determining the amount of the death benefit during the Automatic Periodic Benefit Status, we deem your contract value to be zero and treat the MGWB periodic payments as withdrawals. In all other cases, the death benefit payable during Automatic Periodic Benefit Status is the greater of the floor and your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments. If you elected the Max 7 Enhanced Death Benefit, then the 7% Solution and the Annual Ratchet components shall each be calculated as if each were the elected death benefit option.

     PURCHASE. To purchase the MGWB rider, your must be age 80 or younger on the rider date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval whichever is later.

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APPENDIX J
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                             OPTIONAL RIDER BENEFITS
                          FOR MAY-2002 CONTRACT OWNERS

The following is a description of the optional rider benefits for May-2002 contract owners who elected an optional rider benefit. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR OPTIONAL RIDER BENEFITS. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

OPTIONAL RIDER CHARGES

     MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

     ---------------------------------------------------------------------------
     Waiting Period             Quarterly Charge
     ---------------------------------------------------------------------------
     10 Year                    0.125% of the MGAB Charge Base (0.50% annually)
     20 Year                    0.125% of the MGAB Charge Base (0.50% annually)
     ---------------------------------------------------------------------------

The MGAB Charge Base is the total of (i) the MGAB Base on the rider date and
(ii) premiums during the 2-year period commencing on the rider date, reduced pro rata for withdrawals and reduced for transfers made within the last 3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization. The MGAB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

     ---------------------------------------------------------------------------
     MGIB Rate                  Quarterly Charge
     ---------------------------------------------------------------------------
     7%                         0.125% of the MGIB Charge Base (0.50% annually)
     ---------------------------------------------------------------------------

The MGIB Charge Base is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date, reduced pro rata for all withdrawals taken while the MGIB rider is in effect, and accumulated at the MGIB Rate (7%) to the earlier of age 80 and reaching the MGIB Base Maximum. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Charge Base immediately prior to the surrender or annuitization. The MGIB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.125% (0.50% annually) of the original MGWB Eligible Payment Amount. The original MGWB Eligible Payment Amount is equal to all premiums paid during the first two contract years following the rider date. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount immediately prior to the surrender or annuitization.

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OPTIONAL RIDER BENEFITS

Please see the prospectus for a description of the Minimum Guaranteed Withdrawal Benefit and Minimum Guaranteed Accumulation Benefit.

MINIMUM GUARANTEED INCOME BENEFIT (MGIB) RIDER. The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB benefit. For Contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Bond Portfolio; the ING Core Bond Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account. For Contracts issued before May 1, 2003, the ING VP Bond Portfolio and the ING Core Bond Portfolio are not designated as Special Funds.

For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider Charges."

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

     (i) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the Golden American Fixed Account prospectus) on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

     (ii) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the Golden American Fixed Account prospectus) on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

     (iii)the MGIB annuity income based on your MGIB Benefit Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Benefit Base for any premium tax recovery and Market Value Adjustment (see the Golden American Fixed Account prospectus) that would otherwise apply at annuitization.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

     DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

     1. WE FIRST DETERMINE YOUR MGIB BENEFIT BASE. The MGIB Benefit Base is only a calculation used to determine the MGIB. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

          The MGIB Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value) and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The MGIB Benefit Base equals the lesser of (a) and (b) where:

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               a)   is the Maximum MGIB Base; and

               b)   is the sum of:

                    1)   the MGIB Base allocated to Covered Funds;

                    2)   the MGIB Base allocated to Special Funds; and

                    3)   the contract value allocated to Excluded Funds.

          The Maximum MGIB Base is 200% of eligible premiums, adjusted pro-rata for withdrawals. The Maximum MGIB Base is not allocated by Fund category.

          The MGIB Base allocated to Covered Funds equals the eligible premiums allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the Maximum MGIB Base, and at 0% thereafter.

          The MGIB Base allocated to Special Funds equals the eligible premiums allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. THERE IS NO ACCUMULATION OF MGIB BASE ALLOCATED TO SPECIAL FUNDS.

          The MGIB Base allocated to Excluded Funds equals the eligible premiums allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the Maximum MGIB Base, and at 0% thereafter. THE MGIB BASE ALLOCATED TO EXCLUDED FUNDS IS USED ONLY FOR TRANSFER ADJUSTMENTS AND RIDER CHARGES. IT IS NOT USED TO DETERMINE BENEFITS.

          Eligible premiums are those added more than 5 years before the earliest MGIB Benefit Date. Premiums paid after that are excluded from the MGIB Base.

          The MGIB Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rate is an annual effective rate.

          Withdrawals reduce the MGIB Base on a pro-rata basis. The percentage reduction in the MGIB Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGIB Base in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the MGIB Base in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal.

          Net transfers from Covered Funds will reduce the MGIB Base allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Base allocated to Covered Funds.

          Net transfers from Special Funds will reduce the MGIB Base allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Covered or Excluded Funds, as applicable, will equal the reduction in the MGIB Base allocated to Special Funds.

          Net transfers from Excluded Funds will reduce the MGIB Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the net contract value transferred and the change in the MGIB Base allocated to Excluded Funds.

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     2. THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT AND PREMIUM TAXES) BY THE APPLICABLE INCOME FACTOR, AND THEN DIVIDING BY $1,000.

          The MGIB Income Options are available under the MGIB Rider:

          (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

          (ii) Income for a 20-30 Year Period Certain; or

          (iii)Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

     On the MGIB Benefit Date, we would apply the MGIB Benefit Base under the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

     Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

     PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before you can annuitize under the MGIB rider.

     THE MGIB BENEFIT DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Benefit Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

     NO CHANGE OF ANNUITANT. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

     NOTIFICATION. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN THE MORE FAVORABLE STREAM OF INCOME PAYMENTS, AND DIFFERENT TAX CONSEQUENCES, UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

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                                   ING [LOGO]


                             ING VARIABLE ANNUITIES

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY

Golden American Life Insurance Company is a stock company domiciled in Delaware.
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                      PART B

                      Statement of Additional Information

                              GOLDENSELECT ACCESS

                         DEFERRED COMBINATION VARIABLE
                           AND FIXED ANNUITY CONTRACT

                                   ISSUED BY
                               SEPARATE ACCOUNT B

                                       OF
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the Golden American Life Insurance Company Deferred Variable Annuity Contract, which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to Golden American Life Insurance Company, Customer Service Center, P.O. Box 9271 Des Moines, IA 50306-9271 or telephone 1-800-366-0066.

                             DATE OF PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION:
                                   May 1, 2003

                                TABLE OF CONTENTS

     ITEM                                                                 PAGE

     Introduction.........................................................
     Description of Golden American Life Insurance Company................
     Separate Account B ..................................................
     Safekeeping of Assets ...............................................
     The Administrator....................................................
     Independent Auditors.................................................
     Distribution of Contracts............................................
     Performance Information..............................................
     IRA Partial Withdrawal Option........................................
     Other Information....................................................
     Financial Statements of Golden American Life Insurance Company.......
     Financial Statements of Separate Account B...........................

                                  INTRODUCTION

This Statement of Additional Information provides background information regarding Separate Account B.

              DESCRIPTION OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

Golden American Life Insurance Company ("Golden American") is a Delaware stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. Golden American is a wholly owned subsidiary of Equitable Life Insurance Company of Iowa ("Equitable Life"). Equitable Life is a wholly owned subsidiary of Lion Connecticut Holdings, Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. Golden American is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. Golden American's consolidated financial statements appear in the Statement of Additional Information.

As of December 31, 2002, Golden American had approximately $999.1 million in stockholder's equity and approximately $17.6 billion in total assets, including approximately $11 billion of separate account assets. Golden American is authorized to do business in all jurisdictions except New York. Golden American offers variable insurance products. Golden American formed a subsidiary, First Golden American Life Insurance Company of New York ("First Golden"), which was licensed to do variable annuity business in the states of New York and Delaware. First Golden was merged into ReliaStar Life Insurance Company of New York, another wholly owned subsidiary of ING and an affiliate, on April 1, 2002.

                               SEPARATE ACCOUNT B

Separate Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contracts. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

                              SAFEKEEPING OF ASSETS

Golden American acts as its own custodian for Separate Account B.

                                THE ADMINISTRATOR

Effective January 1, 1997, Equitable and Golden American became parties to a service agreement pursuant to which Equitable Life agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to Golden American. Expenses incurred by Equitable Life in relation to this service agreement were reimbursed by Golden American on an allocated cost basis. Equitable Life billed Golden American $570,000 and $309,000 pursuant to the service agreement in 2002 and 2001, respectively.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, independent auditors, performs annual audits of Golden American and Separate Account B.

                            DISTRIBUTION OF CONTRACTS

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc. ("DSI"), an affiliate of Golden American, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the "variable insurance products") issued by Golden American. The contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with DSI. For the years ended 2002, 2001 and 2000 commissions paid by Golden American, including amounts paid by its affiliated Company, ReliaStar Life Insurance Company of New York, to DSI aggregated $287,208,000, $223,321,000 and $208,883,000, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. DSI is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Under a management services agreement, last amended in 1995, Golden American provides to DSI certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. Golden American charges DSI for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by Golden American's employees on behalf of DSI. In the opinion of management, this method of cost allocation is reasonable. This fee, calculated as a percentage of average assets in the variable separate accounts, was $25,914,000, $23,138,000, and $21,296,000 for the years ended 2002, 2001, and 2000, respectively.

                             PERFORMANCE INFORMATION

Performance Information for the subaccounts of Separate Account B, including yields, standard annual returns and other non-standard measures of performance of all subaccounts, may appear in reports or promotional literature to current or prospective owners. Such non-standard measures of performance will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC. Negative values are denoted by minus signs ("-").

Performance Information for measures other than total return does not reflect any applicable premium tax that can range from 0% to 3.5%. As described in the prospectus, four death benefit options are available. The following performance values reflect the election at issue of the Max 7 Enhanced Death Benefit, thus providing values reflecting the highest aggregate contract charges. In addition, the performance values reflect the selection of the most costly optional benefit rider. If one of the other death benefit options had been elected, or if another optional benefit rider or no rider had been elected, the historical performance values would be higher than those represented in the examples.


SEC STANDARD MONEY MARKET SUBACCOUNT YIELDS

Current yield for the Liquid Asset Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes or income other than investment income) over a particular 7-day period, less a pro rata share of subaccount expenses which includes deductions for the mortality and expense risk charge and the administrative charge accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

          Effective Yield = [(Base Period Return) +1)^365/7] - 1

The current yield and effective yield of the Liquid Asset Subaccount for the 7-day period December 25, 2002 to December 31, 2002 were -1.2% and -1.19% respectively.

SEC STANDARD 30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining subaccounts will be based on all investment income per subaccount earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

          Yield = 2 x [((a - b)/(c x d) + 1)^6 - 1]

Where:    [a]  equals the net investment income earned during the period by the investment portfolio attributable to shares owned by a subaccount
          [b]  equals the expenses accrued for the period (net of
               reimbursements)
          [c]  equals the average daily number of units outstanding during the period based on the accumulation unit value
          [d]  equals the value (maximum offering price) per accumulation unit value on the last day of the period

Yield on subaccounts of Separate Account B is earned from the increase in net asset value of shares of the investment portfolio in which the subaccount invests and from dividends declared and paid by the investment portfolio, which are automatically reinvested in shares of the investment portfolio.

SEC STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS

Quotations of average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

          P(1+T)^(n)=ERV

Where:    (1) [P]   equals a hypothetical initial premium payment of $1,000
          (2) [T]   equals an average annual total return
          (3) [n]   equals the number of years
          (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period
                    (or fractional portion thereof)

All total return figures reflect the deduction of the maximum sales load; the administrative charges, the mortality and expense risk charges and maximum optional benefit rider charge. The Securities and Exchange Commission (the "SEC") requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and 10 year periods (or, if less, up to the life of the security) for which performance is required to be calculated. This assumption may not be consistent with the typical contract owner's intentions in purchasing a contract and may adversely affect returns. Quotations of total return may simultaneously be shown for other periods, as well as quotations of total return that do not take into account certain contractual charges such as sales load.

Except for the subaccounts which had not commenced operations as of December 31, 2002, Average Annual Total Return for the Subaccounts presented on a standardized basis, which includes deductions for the maximum mortality and expense risk charge for the Max 7 Enhanced Death Benefit of 2.10% administrative charges of 0.15%, contract administration charge annualized at 0.03%, living benefit rider charge annualized at 1.14%, the earnings multiplier benefit rider charge of 0.30%, for the year ending December 31, 2002 were as follows

Average Annual Total Return for Periods Ending 12/31/02-Standardized with Rider Charges
---------------------------------------------------------------------------------------
                                                 1 Year         5 Year       10 Year     Inception           Date
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trend                  -34.48           n/a           n/a        -23.75          12-Oct-01
Fidelity VIP Equity-Income Portfolio             -19.77           n/a           n/a        -16.86          13-Jul-01
Fidelity VIP Growth Portfolio                    -32.56           n/a           n/a        -27.84          13-Jul-01
ING AIM Capital Mid Cap Growth Portfolio         -33.92         -8.76           n/a         -1.82          02-Oct-95
ING Alliance Mid Cap Growth Portfolio            -32.34         -9.80           n/a         -1.50          01-Apr-96
ING Capital Guardian Large Cap Value             -26.25           n/a           n/a        -10.93          01-Feb-00
Portfolio
ING Capital Guardian Managed Global Portfolio    -22.73          1.74          1.44          1.35          21-Oct-92
ING Capital Guardian Small Cap Portfolio         -27.82         -1.27           n/a          2.30          02-Jan-96
ING Developing World Portfolio                   -13.49           n/a           n/a        -11.09          19-Feb-98
ING Eagle Asset Value Equity Portfolio           -19.68         -5.65           n/a          3.49          03-Jan-95
ING FMR Diversified Mid Cap Portfolio            -21.90           n/a           n/a        -15.02          02-Oct-00
ING Goldman Sachs Internet Tollkeeper (SM)       -40.20           n/a           n/a        -38.15          01-May-01
Portfolio
ING Hard Assets Portfolio                         -2.28         -9.21          2.65          0.56          25-Jan-89
ING International Equity Portfolio               -18.80         -7.98           n/a         -6.49          01-Apr-96
ING Janus Growth and Income Portfolio            -21.97           n/a           n/a        -15.98          02-Oct-00
ING Janus Special Equity Portfolio               -28.33           n/a           n/a        -21.41          02-Oct-00
ING Jennison Equity Opportunities Portfolio      -31.57         -9.02          1.49          2.20          04-May-92
ING JP Morgan Fleming International Enhanced        n/a           n/a           n/a        -18.79          01-May-02
EAFE Portfolio
ING JP Morgan Fleming Small Cap Equity              n/a           n/a           n/a        -22.54          01-May-02
Portfolio
ING Limited Maturity Bond Portfolio                3.96          3.08          2.66          3.39          25-Jan-89
ING Liquid Assets Portfolio                       -1.67          1.03          1.11          1.61          25-Jan-89
ING Marsico Growth Portfolio                     -31.87         -5.81           n/a         -0.88          01-Apr-96
ING Mercury Focus Value Portfolio                   n/a           n/a           n/a        -17.36          01-May-02
ING Mercury Fundamental Growth Portfolio            n/a           n/a           n/a        -21.27          01-May-02
ING MFS Mid Cap Growth Portfolio                 -50.59         -4.39           n/a          4.32          07-Oct-94
ING MFS Research Portfolio                       -27.29         -5.96           n/a          3.51          07-Oct-94
ING MFS Total Return Portfolio                    -8.05          1.84           n/a          6.51          07-Oct-94
ING PIMCO Core Bond Portfolio                      5.35         -0.45           n/a          1.10          07-Oct-94
ING Salomon Brothers All Cap Portfolio           -27.98           n/a           n/a         -6.88          01-Feb-00
ING Salomon Brothers Investors Portfolio         -25.46           n/a           n/a         -8.74          01-Feb-00
ING T. Rowe Price Capital Appreciation            -2.61          5.48          6.07          5.78          25-Jan-89
Portfolio
ING T. Rowe Price Equity Income Portfolio        -15.92         -1.86          2.67          3.43          25-Jan-89
ING UBS US Balanced Portfolio                    -17.46           n/a           n/a        -14.88          02-Oct-00
ING Van Kampen Equity Growth Portfolio              n/a           n/a           n/a        -22.79          01-May-02
ING Van Kampen Global Franchise Portfolio           n/a           n/a           n/a        -12.62          01-May-02
ING Van Kampen Growth and Income Portfolio       -17.44         -3.68           n/a          4.96          04-Oct-93
ING Van Kampen Real Estate Portfolio              -2.87          0.09          7.75          5.80          25-Jan-89
ING VP Bond Portfolio                               n/a           n/a           n/a          5.20          01-May-02

                                       4

ING VP Growth Opportunities Portfolio            -33.75           n/a           n/a        -33.30          01-May-01
ING VP MagnaCap Portfolio                        -25.46           n/a           n/a        -20.04          01-May-01
ING VP SmallCap Opportunities Portfolio          -45.64           n/a           n/a        -38.30          01-May-01
ING VP Worldwide Growth Portfolio                -27.23           n/a           n/a        -23.27          01-May-00
INVESCO VIF - Financial Services Fund            -17.58           n/a           n/a        -16.65          13-Jul-01
INVESCO VIF - Health Sciences Fund               -26.87           n/a           n/a        -18.13          13-Jul-01
INVESCO VIF - Utilities Fund                     -22.88           n/a           n/a        -27.85          13-Jul-01
INVESCO VIF Leisure Fund                            n/a           n/a           n/a        -16.66          01-May-02
PIMCO High Yield Portfolio                        -4.26           n/a           n/a         -2.15          01-May-98
PIMCO StocksPlus Growth and Income               -22.77           n/a           n/a         -6.24          01-May-98
Pioneer Fund VCT                                 -21.82           n/a           n/a        -19.48          13-Jul-01
Pioneer Mid-Cap Value VCT Portfolio              -14.16           n/a           n/a         -7.16          02-Nov-01
ProFund VP Bull                                  -26.43           n/a           n/a        -23.04          01-May-01
ProFund VP Europe 30                             -28.17           n/a           n/a        -27.43          01-May-01
ProFund VP Small Cap                             -24.91           n/a           n/a        -19.29          01-May-01
Prudential Jennison Port                         -33.41           n/a           n/a        -28.84          01-May-00
SP Jennison International Growth                 -25.29           n/a           n/a        -34.13          02-Oct-00

The Average Annual Total Return for the same subaccounts presented on a standardized basis, but without the rider charges, for the year ending December 31, 2002 were as follows, respectively:

                                                 1 Year         5 Year       10 Year     Inception           Date
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trend                  -33.81           n/a           n/a        -23.03          12-Oct-01
Fidelity VIP Equity-Income Portfolio             -19.05           n/a           n/a        -16.07          13-Jul-01
Fidelity VIP Growth Portfolio                    -31.90           n/a           n/a        -27.08          13-Jul-01
ING AIM Capital Mid Cap Growth Portfolio         -33.26         -7.92           n/a         -1.03          02-Oct-95
ING Alliance Mid Cap Growth Portfolio            -31.65         -8.93           n/a         -0.74          01-Apr-96
ING Capital Guardian Large Cap Value             -25.54           n/a           n/a        -10.08          01-Feb-00
Portfolio
ING Capital Guardian Managed Global Portfolio    -22.01          2.50          2.36          2.28          21-Oct-92
ING Capital Guardian Small Cap Portfolio         -27.14         -0.49           n/a          3.07          02-Jan-96
ING Developing World Portfolio                   -12.74           n/a           n/a        -10.07          19-Feb-98
ING Eagle Asset Value Equity Portfolio           -18.95         -4.74           n/a          4.26          03-Jan-95
ING FMR Diversified Mid Cap Portfolio            -21.19           n/a           n/a        -14.20          02-Oct-00
ING Goldman Sachs Internet Tollkeeper (SM)       -39.53           n/a           n/a        -37.33          01-May-01
Portfolio
ING Hard Assets Portfolio                         -1.50         -8.17          3.44          1.56          25-Jan-89
ING International Equity Portfolio               -18.07         -7.11           n/a         -5.57          01-Apr-96
ING Janus Growth and Income Portfolio            -21.25           n/a           n/a        -15.16          02-Oct-00
ING Janus Special Equity Portfolio               -27.65           n/a           n/a        -20.59          02-Oct-00
ING Jennison Equity Opportunities Portfolio      -30.88         -8.17          2.29          2.99          04-May-92
ING JP Morgan Fleming International Enhanced        n/a           n/a           n/a        -18.23          01-May-02
EAFE Portfolio
ING JP Morgan Fleming Small Cap Equity              n/a           n/a           n/a        -22.00          01-May-02
Portfolio
ING Limited Maturity Bond Portfolio                4.80          3.91          3.49          4.22          25-Jan-89
ING Liquid Assets Portfolio                       -0.88          1.84          1.93          2.44          25-Jan-89
ING Marsico Growth Portfolio                     -31.18         -5.04           n/a         -0.14          01-Apr-96
ING Mercury Focus Value Portfolio                   n/a           n/a           n/a        -16.78          01-May-02
ING Mercury Fundamental Growth Portfolio            n/a           n/a           n/a        -20.72          01-May-02
ING MFS Mid Cap Growth Portfolio                 -49.99         -3.68           n/a          5.00          07-Oct-94
ING MFS Research Portfolio                       -26.59         -5.16           n/a          4.24          07-Oct-94
ING MFS Total Return Portfolio                    -7.26          2.70           n/a          7.31          07-Oct-94
ING PIMCO Core Bond Portfolio                      6.20          0.48           n/a          2.04          07-Oct-94
ING Salomon Brothers All Cap Portfolio           -27.28           n/a           n/a         -6.07          01-Feb-00
ING Salomon Brothers Investors Portfolio         -24.75           n/a           n/a         -7.91          01-Feb-00

                                       5

ING T. Rowe Price Capital Appreciation            -1.80          6.34          6.96          6.70          25-Jan-89
Portfolio
ING T. Rowe Price Equity Income Portfolio        -15.18         -0.98          3.54          4.33          25-Jan-89
ING UBS US Balanced Portfolio                    -16.72           n/a           n/a        -14.03          02-Oct-00
ING Van Kampen Equity Growth Portfolio              n/a           n/a           n/a        -22.24          01-May-02
ING Van Kampen Global Franchise Portfolio           n/a           n/a           n/a        -12.05          01-May-02
ING Van Kampen Growth and Income Portfolio       -16.70         -2.84           n/a          5.74          04-Oct-93
ING Van Kampen Real Estate Portfolio              -2.09          1.04          8.54          6.73          25-Jan-89
ING VP Bond Portfolio                               n/a           n/a           n/a          5.83          01-May-02
ING VP Growth Opportunities Portfolio            -33.09           n/a           n/a        -32.51          01-May-01
ING VP MagnaCap Portfolio                        -24.76           n/a           n/a        -19.23          01-May-01
ING VP SmallCap Opportunities Portfolio          -45.04           n/a           n/a        -37.55          01-May-01
ING VP Worldwide Growth Portfolio                -26.54           n/a           n/a        -22.37          01-May-00
INVESCO VIF - Financial Services Fund            -16.85           n/a           n/a        -15.86          13-Jul-01
INVESCO VIF - Health Sciences Fund               -26.18           n/a           n/a        -17.37          13-Jul-01
INVESCO VIF - Utilities Fund                     -22.15           n/a           n/a        -27.06          13-Jul-01
INVESCO VIF Leisure Fund                            n/a           n/a           n/a        -16.09          01-May-02
PIMCO High Yield Portfolio                        -3.44           n/a           n/a         -1.23          01-May-98
PIMCO StocksPlus Growth and Income               -22.05           n/a           n/a         -5.38          01-May-98
Pioneer Fund VCT                                 -21.10           n/a           n/a        -18.69          13-Jul-01
Pioneer Mid-Cap Value VCT Portfolio              -13.40           n/a           n/a         -6.33          02-Nov-01
ProFund VP Bull                                  -25.72           n/a           n/a        -22.23          01-May-01
ProFund VP Europe 30                             -27.46           n/a           n/a        -26.62          01-May-01
ProFund VP Small Cap                             -24.22           n/a           n/a        -18.49          01-May-01
Prudential Jennison Port                         -32.75           n/a           n/a        -27.91          01-May-00
SP Jennison International Growth                 -24.60           n/a           n/a        -33.23          02-Oct-00

NON-STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS

Quotations of non-standard average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

          P(1+T)^(n)]=ERV

Where:    (1) [P]   equals a hypothetical initial premium payment of $1,000
          (2) [T]   equals an average annual total return
          (3) [n]   equals the number of years
          (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period
                    (or fractional portion thereof) assuming certain loading and charges are zero.

All total return figures reflect the deduction of the mortality and expense risk charge for the Max 7 Enhanced Death Benefit, the administrative charges and the optional benefit rider charge but not the deduction of the annual contract fee.

Except for the subaccounts which had not commenced operations as of December 31, 2002, Average Annual Total Return for the Subaccounts presented on a non-standardized basis, which includes deductions for the maximum mortality and expense risk charge for the Max 7 Enhanced Death Benefit of 2.10%, administrative charges of 0.15%, living benefit rider charge annualized at 1.14%, the earnings multiplier benefit rider charge of 0.30%, but not the applicable surrender charge or the contract administrative charge for the year ending December 31, 2002 were as follows:

                                                 1 Year         5 Year       10 Year     Inception           Date
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trend                  -34.45           n/a           n/a        -23.72          12-Oct-01
Fidelity VIP Equity-Income Portfolio             -19.74           n/a           n/a        -16.84          13-Jul-01
Fidelity VIP Growth Portfolio                    -32.53           n/a           n/a        -27.81          13-Jul-01
ING AIM Capital Mid Cap Growth Portfolio         -33.89         -8.73           n/a         -1.80          02-Oct-95
ING Alliance Mid Cap Growth Portfolio            -32.31         -9.77           n/a         -1.49          01-Apr-96
ING Capital Guardian Large Cap Value             -26.22           n/a           n/a        -10.91          01-Feb-00
Portfolio
ING Capital Guardian Managed Global Portfolio    -22.70          1.76          1.47          1.37          21-Oct-92
ING Capital Guardian Small Cap Portfolio         -27.79         -1.25           n/a          2.31          02-Jan-96
ING Developing World Portfolio                   -13.46           n/a           n/a        -11.06          19-Feb-98
ING Eagle Asset Value Equity Portfolio           -19.65         -5.62           n/a          3.51          03-Jan-95
ING FMR Diversified Mid Cap Portfolio            -21.87           n/a           n/a        -14.99          02-Oct-00
ING Goldman Sachs Internet Tollkeeper (SM)       -40.18           n/a           n/a        -38.13          01-May-01
Portfolio
ING Hard Assets Portfolio                         -2.25         -9.17          2.67          0.58          25-Jan-89
ING International Equity Portfolio               -18.77         -7.95           n/a         -6.46          01-Apr-96
ING Janus Growth and Income Portfolio            -21.94           n/a           n/a        -15.95          02-Oct-00
ING Janus Special Equity Portfolio               -28.30           n/a           n/a        -21.38          02-Oct-00
ING Jennison Equity Opportunities Portfolio      -31.54         -8.99          1.51          2.22          04-May-92
ING JP Morgan Fleming International Enhanced        n/a           n/a           n/a        -18.79          01-May-02
EAFE Portfolio
ING JP Morgan Fleming Small Cap Equity              n/a           n/a           n/a        -22.54          01-May-02
Portfolio
ING Limited Maturity Bond Portfolio                3.99          3.11          2.69          3.41          25-Jan-89
ING Liquid Assets Portfolio                       -1.64          1.06          1.14          1.64          25-Jan-89
ING Marsico Growth Portfolio                     -31.84         -5.78           n/a         -0.87          01-Apr-96
ING Mercury Focus Value Portfolio                   n/a           n/a           n/a        -17.36          01-May-02
ING Mercury Fundamental Growth Portfolio            n/a           n/a           n/a        -21.27          01-May-02
ING MFS Mid Cap Growth Portfolio                 -50.56         -4.37           n/a          4.34          07-Oct-94
ING MFS Research Portfolio                       -27.26         -5.94           n/a          3.53          07-Oct-94
ING MFS Total Return Portfolio                    -8.02          1.87           n/a          6.53          07-Oct-94
ING PIMCO Core Bond Portfolio                      5.38         -0.42           n/a          1.13          07-Oct-94
ING Salomon Brothers All Cap Portfolio           -27.95           n/a           n/a         -6.86          01-Feb-00
ING Salomon Brothers Investors Portfolio         -25.43           n/a           n/a         -8.72          01-Feb-00
ING T. Rowe Price Capital Appreciation            -2.58          5.51          6.10          5.80          25-Jan-89
Portfolio
ING T. Rowe Price Equity Income Portfolio        -15.89         -1.83          2.69          3.46          25-Jan-89
ING UBS US Balanced Portfolio                    -17.43           n/a           n/a        -14.85          02-Oct-00
ING Van Kampen Equity Growth Portfolio              n/a           n/a           n/a        -22.79          01-May-02
ING Van Kampen Global Franchise Portfolio           n/a           n/a           n/a        -12.62          01-May-02
ING Van Kampen Growth and Income Portfolio       -17.41         -3.65           n/a          4.98          04-Oct-93
ING Van Kampen Real Estate Portfolio              -2.84          0.12          7.77          5.82          25-Jan-89
ING VP Bond Portfolio                               n/a           n/a           n/a          5.20          01-May-02
ING VP Growth Opportunities Portfolio            -33.72           n/a           n/a        -33.28          01-May-01
ING VP MagnaCap Portfolio                        -25.43           n/a           n/a        -20.02          01-May-01
ING VP SmallCap Opportunities Portfolio          -45.61           n/a           n/a        -38.28          01-May-01
ING VP Worldwide Growth Portfolio                -27.20           n/a           n/a        -23.25          01-May-00
INVESCO VIF - Financial Services Fund            -17.55           n/a           n/a        -16.63          13-Jul-01
INVESCO VIF - Health Sciences Fund               -26.84           n/a           n/a        -18.11          13-Jul-01
INVESCO VIF - Utilities Fund                     -22.85           n/a           n/a        -27.83          13-Jul-01
INVESCO VIF Leisure Fund                            n/a           n/a           n/a        -16.66          01-May-02
PIMCO High Yield Portfolio                        -4.23           n/a           n/a         -2.12          01-May-98
PIMCO StocksPlus Growth and Income               -22.74           n/a           n/a         -6.22          01-May-98
Pioneer Fund VCT                                 -21.79           n/a           n/a        -19.46          13-Jul-01
Pioneer Mid-Cap Value VCT Portfolio              -14.13           n/a           n/a         -7.14          02-Nov-01
ProFund VP Bull                                  -26.40           n/a           n/a        -23.02          01-May-01
ProFund VP Europe 30                             -28.14           n/a           n/a        -27.41          01-May-01
ProFund VP Small Cap                             -24.88           n/a           n/a        -19.28          01-May-01
Prudential Jennison Port                         -33.38           n/a           n/a        -28.81          01-May-00
SP Jennison International Growth                 -25.26           n/a           n/a        -34.09          02-Oct-00

The Average Annual Total Return for the same subaccounts presented on a non-standardized basis, but without the rider charges, for the year ending December 31, 2002 were as follows:

Average Annual Total Return for Periods Ending 12/31/02-non-standardized without Rider Charges
----------------------------------------------------------------------------------------------
                                                 1 Year         5 Year       10 Year     Inception           Date
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trend                  -33.78           n/a           n/a        -23.00          12-Oct-01
Fidelity VIP Equity-Income Portfolio             -19.02           n/a           n/a        -16.04          13-Jul-01
Fidelity VIP Growth Portfolio                    -31.86           n/a           n/a        -27.06          13-Jul-01
ING AIM Capital Mid Cap Growth Portfolio         -33.23         -7.89           n/a         -1.01          02-Oct-95
ING Alliance Mid Cap Growth Portfolio            -31.61         -8.90           n/a         -0.72          01-Apr-96
ING Capital Guardian Large Cap Value             -25.51           n/a           n/a        -10.06          01-Feb-00
Portfolio
ING Capital Guardian Managed Global Portfolio    -21.98          2.52          2.39          2.31          21-Oct-92
ING Capital Guardian Small Cap Portfolio         -27.11         -0.47           n/a          3.08          02-Jan-96
ING Developing World Portfolio                   -12.71           n/a           n/a        -10.04          19-Feb-98
ING Eagle Asset Value Equity Portfolio           -18.92         -4.71           n/a          4.28          03-Jan-95
ING FMR Diversified Mid Cap Portfolio            -21.16           n/a           n/a        -14.17          02-Oct-00
ING Goldman Sachs Internet Tollkeeper (SM)       -39.50           n/a           n/a        -37.31          01-May-01
Portfolio
ING Hard Assets Portfolio                         -1.47         -8.13          3.46          1.58          25-Jan-89
ING International Equity Portfolio               -18.04         -7.08           n/a         -5.54          01-Apr-96
ING Janus Growth and Income Portfolio            -21.22           n/a           n/a        -15.13          02-Oct-00
ING Janus Special Equity Portfolio               -27.62           n/a           n/a        -20.55          02-Oct-00
ING Jennison Equity Opportunities Portfolio      -30.85         -8.14          2.31          3.01          04-May-92
ING JP Morgan Fleming International Enhanced        n/a           n/a           n/a        -18.23          01-May-02
EAFE Portfolio
ING JP Morgan Fleming Small Cap Equity              n/a           n/a           n/a        -22.00          01-May-02
Portfolio
ING Limited Maturity Bond Portfolio                4.83          3.94          3.51          4.24          25-Jan-89
ING Liquid Assets Portfolio                       -0.85          1.87          1.95          2.46          25-Jan-89
ING Marsico Growth Portfolio                     -31.15         -5.02           n/a         -0.12          01-Apr-96
ING Mercury Focus Value Portfolio                   n/a           n/a           n/a        -16.78          01-May-02
ING Mercury Fundamental Growth Portfolio            n/a           n/a           n/a        -20.72          01-May-02
ING MFS Mid Cap Growth Portfolio                 -49.96         -3.66           n/a          5.02          07-Oct-94
ING MFS Research Portfolio                       -26.56         -5.13           n/a          4.25          07-Oct-94
ING MFS Total Return Portfolio                    -7.23          2.73           n/a          7.33          07-Oct-94
ING PIMCO Core Bond Portfolio                      6.23          0.51           n/a          2.06          07-Oct-94
ING Salomon Brothers All Cap Portfolio           -27.25           n/a           n/a         -6.05          01-Feb-00
ING Salomon Brothers Investors Portfolio         -24.72           n/a           n/a         -7.89          01-Feb-00
ING T. Rowe Price Capital Appreciation            -1.77          6.37          6.98          6.72          25-Jan-89
Portfolio
ING T. Rowe Price Equity Income Portfolio        -15.15         -0.95          3.56          4.35          25-Jan-89
ING UBS US Balanced Portfolio                    -16.69           n/a           n/a        -14.00          02-Oct-00
ING Van Kampen Equity Growth Portfolio              n/a           n/a           n/a        -22.24          01-May-02
ING Van Kampen Global Franchise Portfolio           n/a           n/a           n/a        -12.05          01-May-02
ING Van Kampen Growth and Income Portfolio       -16.67         -2.81           n/a          5.75          04-Oct-93
ING Van Kampen Real Estate Portfolio              -2.06          1.07          8.56          6.75          25-Jan-89
ING VP Bond Portfolio                               n/a           n/a           n/a          5.83          01-May-02
ING VP Growth Opportunities Portfolio            -33.05           n/a           n/a        -32.49          01-May-01
ING VP MagnaCap Portfolio                        -24.73           n/a           n/a        -19.22          01-May-01
ING VP SmallCap Opportunities Portfolio          -45.01           n/a           n/a        -37.53          01-May-01
ING VP Worldwide Growth Portfolio                -26.51           n/a           n/a        -22.35          01-May-00
INVESCO VIF - Financial Services Fund            -16.82           n/a           n/a        -15.84          13-Jul-01
INVESCO VIF - Health Sciences Fund               -26.15           n/a           n/a        -17.35          13-Jul-01
INVESCO VIF - Utilities Fund                     -22.11           n/a           n/a        -27.04          13-Jul-01
INVESCO VIF Leisure Fund                            n/a           n/a           n/a        -16.09          01-May-02

                                       8

PIMCO High Yield Portfolio                        -3.41           n/a           n/a         -1.20          01-May-98
PIMCO StocksPlus Growth and Income               -22.01           n/a           n/a         -5.36          01-May-98
Pioneer Fund VCT                                 -21.07           n/a           n/a        -18.67          13-Jul-01
Pioneer Mid-Cap Value VCT Portfolio              -13.37           n/a           n/a         -6.31          02-Nov-01
ProFund VP Bull                                  -25.69           n/a           n/a        -22.21          01-May-01
ProFund VP Europe 30                             -27.43           n/a           n/a        -26.60          01-May-01
ProFund VP Small Cap                             -24.19           n/a           n/a        -18.48          01-May-01
Prudential Jennison Port                         -32.72           n/a           n/a        -27.89          01-May-00
SP Jennison International Growth                 -24.57           n/a           n/a        -33.19          02-Oct-00

Performance Information for a subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and
(iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance Information for any subaccount reflects only the performance of a hypothetical contract under which contract value is allocated to a subaccount during a particular time period on which the calculations are based. Performance Information should be considered in light of the investment objectives and policies, characteristics and quality of the investment portfolio of the Trust in which the Separate Account B subaccounts invest, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria.

PUBLISHED RATINGS

From time to time, the rating of Golden American as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A+ + to F. An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

ACCUMULATION UNIT VALUE

The calculation of the Accumulation Unit Value ("AUV") is discussed in the prospectus for the Contracts under Condensed Financial Information. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below are calculated for a Contract issued with the death benefit option with the highest mortality and expense risk charge. The mortality and expense risk charge associated with other death benefit options are lower than that used in the examples and would result in higher AUV's or contract values.

ILLUSTRATION OF CALCULATION OF AUV
     EXAMPLE 1.
     1.   AUV, beginning of period                                       $ 10.00
     2.   Value of securities, beginning of period                       $ 10.00
     3.   Change in value of securities                                  $  0.10
     4.   Gross investment return (3) divided by (2)                        0.01
     5.   Less daily mortality and expense charge                     0.00004280
     6.   Less asset based administrative charge                      0.00000411
     7.   Net investment return (4) minus (5) minus (6)              0.009953092
     8.   Net investment factor (1.000000) plus (7)                  1.009953092
     9.   AUV, end of period  (1) multiplied by (8)                $ 10.09953092


ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)
     EXAMPLE 2.
     1.   Initial premium payment                                        $ 1,000
     2.   AUV on effective date of purchase (see Example 1)              $ 10.00
     3.   Number of units purchased (1) divided by (2)                       100
     4.   AUV for valuation date following purchase
          (see Example 1)                                          $ 10.09953092
     5.   Contract Value in account for valuation date
          following purchase (3) multiplied by (4)                    $ 1,009.95

                          IRA PARTIAL WITHDRAWAL OPTION

If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code") are made. Under the Code, distributions must begin no later than April 1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.

Golden American notifies the contract owner of these regulations with a letter mailed in the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment mode selected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when Golden American receives the completed election form. Golden American calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the contract value by the life expectancy. In the first year withdrawals begin; we use the contract value as of the date of the first payment. Thereafter, we use the contract value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner.

                                OTHER INFORMATION

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

   CONSOLIDATED FINANCIAL STATEMENTS OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

The consolidated audited financial statements of Golden American Life Insurance Company are listed below and are included in this Statement of Additional
Information:

     Report of Independent Auditors
     Audited Consolidated Financial Statements of Golden American Life Insurance
       Company
          Consolidated Income Statements for the years ended December 31, 2002,
            2001 and 2000
          Consolidated Balance Sheets as of December 31, 2002 and 2001 Consolidated Statements of Changes in Shareholder's Equity for the
            years ended December 31, 2002, 2001 and 2000
          Consolidated Statements of Cash Flows for the years ended December 31,
            2002, 2001 and 2000
     Notes to Consolidated Financial Statements

                   FINANCIAL STATEMENTS OF SEPARATE ACCOUNT B

The audited financial statements of Separate Account B are listed below and are included in this Statement of Additional Information:

     Report of Independent Auditors
     Audited Financial Statements of Golden American Life Insurance Company
       Separate Account B
          Statement of Assets and Liabilities as of December 31, 2002 Statement of Operations for the year ended December 31, 2002 Statements of Changes in Net Assets for the years ended December 31,
            2002 and 2001
     Notes to Financial Statements

                   FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                        Page
                                                                    ------------

Report of Independent Auditors ....................................      F-2

  Consolidated Financial Statements:

  Consolidated Income Statements for the years ended December 31,
  2002, 2001, and 2000.............................................      F-3


  Consolidated Balance Sheets as of December 31, 2002 and 2001.....      F-4

  Consolidated Statements of Changes in Shareholder's Equity for
  the years ended December 31, 2002, 2001, and 2000................      F-5


  Consolidated Statements of Cash Flows for the years ended
  December 31, 2002,
  2001, and 2000...................................................      F-6


  Notes to Consolidated Financial Statements.......................      F-7

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
Golden American Life Insurance Company

We have audited the accompanying consolidated balance sheets of Golden American Life Insurance Company and Subsidiary as of December 31, 2002 and 2001, and the related income statements, statements of changes in shareholder's equity, and statements of cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Golden American Life Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the financial statements, the Company changed the accounting principle for goodwill and other intangible assets effective January 1, 2002.


                                                    /s/ Ernst & Young LLP

Atlanta, Georgia
March 21, 2003



                            GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY
                   (A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)

                                       CONSOLIDATED INCOME STATEMENTS
                                                 (Millions)

                                                                      For the Years Ended December 31,
                                                              ------------------------------------------------

                                                                    2002              2001              2000
                                                              -------------    --------------    -------------
Revenues:
   Fee income                                                   $  204.0          $  188.9         $   167.9
   Net investment income                                           197.7              94.4              64.1
   Net realized capital gains (losses)                               4.2              (6.5)             (6.6)
   Other income                                                      3.5               -                 -
                                                              -------------    --------------    -------------
            Total revenue                                          409.4             276.8             225.4
                                                              -------------    --------------    -------------

Benefits, losses and expenses:
   Benefits:
       Interest credited and other benefits to
         policyholders                                             276.5             209.0             199.9
   Underwriting, acquisition, and insurance expenses:
       General expenses                                            139.7             119.9              89.5
       Commissions                                                 288.7             232.4             213.7
       Policy acquisition costs deferred                          (292.2)           (128.2)           (168.4)
   Amortization:
       Deferred policy acquisition costs and
         value of business acquired                                127.8              49.6              60.0
   Goodwill                                                          -                 4.2               4.2
   Other:
       Expense and charges reimbursed under
         modified coinsurance agreements                          (104.9)           (225.6)           (225.8)
       Interest expense                                             16.0              19.4              19.9
                                                              -------------    --------------    -------------
            Total benefits, losses and expenses                    451.6             280.7             193.0
                                                              -------------    --------------    -------------
Income (loss) before income taxes                                  (42.2)             (3.9)             32.4

   Income tax expense (benefit)                                    (12.5)              0.1              13.2
                                                              -------------    --------------    -------------

Income (loss) before cumulative effect of change in
   accounting principle                                            (29.7)             (4.0)             19.2
Cumulative effect of change in accounting principle               (135.3)              -                 -
                                                              -------------    --------------    -------------
Net income (loss)                                              $  (165.0)         $   (4.0)          $  19.2
                                                              =============    ==============    =============

                                   See Notes to Consolidated Financial Statements

                                                        F-3


                            GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY
                   (A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)

                                         CONSOLIDATED BALANCE SHEETS
                                        (Millions, except share data)


                                                                                As of December 31,
                                                                       -------------------------------------
      Assets                                                                 2002                 2001
      ------                                                           -----------------    ----------------
      Investments:
        Fixed maturities, available for sale, at fair value
          (amortized cost of $4,720.1 at 2002 and $1,982.5 at 2001)    $     4,936.4            $1,994.9
         Equity securities, at fair value:
         Investment in mutual funds (cost of $22.9 at 2002)                     19.0                 -
         Mortgage loans on real estate                                         482.4               213.9
         Policy loans                                                           16.0               14.8
         Short-term investments                                                  2.2               10.1
                                                                       -----------------    ----------------
                   Total investments                                         5,456.0            2,233.7

      Cash and cash equivalents                                                148.5              195.7
      Accrued investment income                                                 61.9               22.8
      Reinsurance recoverable                                                  196.9               56.0
      Deferred policy acquisition costs                                        678.0              709.0
      Value of  business acquired                                                8.5               20.2
      Goodwill (net of accumulated amortization of $17.6 at 2001)                -                151.3
      Other assets                                                               5.3               23.7
      Assets held in separate accounts                                      11,029.3           10,958.2
                                                                       -----------------    ----------------

                    Total assets                                       $     17,584.4         $14,370.6
                                                                       =================    ================
      Liabilities and Shareholder's Equity
      ------------------------------------
      Policy liabilities and accruals:
         Future policy benefits and claims reserves                    $      5,159.1          $2,185.3
                                                                       -----------------    ----------------
      Total policy liabilities and accruals                                   5,159.1           2,185.3

      Surplus notes                                                             170.0             245.0
      Due to affiliates                                                           -                25.1
      Payables for securities purchased                                           -                36.4
      Current income taxes                                                       42.4               -
      Deferred income taxes                                                      79.8              12.6
      Dollar roll obligations                                                    40.0               3.9
      Other borrowed money                                                        -                 1.4
      Other liabilities                                                          64.7              84.9
      Liabilities related to separate accounts                               11,029.3          10,958.2
                                                                       -----------------    ----------------
                    Total liabilities                                        16,585.3          13,552.8
                                                                       -----------------    ----------------

      Shareholder's equity:
         Common stock (250,000 shares authorized, issued and
           outstanding; $10.00 per share par value)                               2.5               2.5
         Additional paid-in capital                                           1,128.4             780.4
         Accumulated other comprehensive income                                   2.1               3.8
         Retained earnings (deficit)                                           (133.9)             31.1
                                                                       -----------------    ----------------
                    Total shareholder's equity                                  999.1             817.8
                                                                       -----------------    ----------------
                    Total liabilities and shareholder's equity          $    17,584.4        $ 14,370.6
                                                                       =================    ================


                                 See Notes to Consolidated Financial Statements


                                                        F-4


                                        GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY
                               (A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)

                                     CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                                             (Millions)

                                                                                    Accumulated                           Total
                                                                 Additional            Other             Retained         Share-
                                                  Common          Paid-in-         Comprehensive         Earnings        holder's
                                                  Stock         Paid-in-Capit      Income (loss)         (Deficit)        Equity
                                                ------------    -------------    ------------------     -----------    ------------
Balance at December 31, 1999                    $     2.5       $    468.6       $     (9.2)            $    15.9      $   477.8
Contribution of capital                                              115.0                                                 115.0
Comprehensive income:
   Net income                                         -                -                -                    19.2           19.2
   Other comprehensive income net of tax:
      Unrealized gain on securities
      ($9.8 pretax)                                   -                -                5.1                   -              5.1
                                                                                                                       ------------
Comprehensive income                                                                                                        24.3
                                                ------------    -------------    ------------------     -----------    ------------
Balance at December 31, 2000                          2.5            583.6             (4.1)                 35.1          617.1
Contribution of capital                                              196.8                                                 196.8
Comprehensive income:
   Net (loss)                                         -                -                -                    (4.0)          (4.0)
   Other comprehensive income net of tax:
      Unrealized gain on securities
      ($12.2 pretax)                                   -               -                7.9                   -              7.9
                                                                                                                       ------------
Comprehensive income                                                                                                         3.9
                                                ------------    -------------    ------------------     -----------    ------------
Balance at December 31, 2001                           2.5             780.4             3.8                  31.1          817.8
Contribution of capital                                                356.3                                                356.3
Other                                                                   (8.3)                                                (8.3)
Comprehensive income:
     Net (loss)                                        -                   -              -                 (165.0)        (165.0)
Other comprehensive income net of tax:
     Unrealized (loss) on securities
     ($(2.6) pretax)                                   -                   -             (1.7)                 -             (1.7)
                                                                                                                       ------------
Comprehensive (loss)                                                                                                       (166.7)
                                                ------------    -------------    ------------------     -----------    ------------
Balance at December 31, 2002                    $     2.5       $  1,128.4       $       2.1            $ (133.9)      $   999.1
                                                ============    =============    ==================     ===========    ============

                                           See Notes to Consolidated Financial Statements

                                                                 F-5

                                        GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY
                               (A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)
                                                CONSOLIDATED STATEMENTS OF CASH FLOWS
                                                             (Millions)

                                                                            For the years Ended December 31,
                                                                       2002                2001             2000
                                                                  ----------------    -------------    ---------------
Cash Flows from Operating Activities:
Net income (loss)                                                 $   (165.0)          $   (4.0)         $   19.2
Adjustments to reconcile net income to net cash provided
    by operating activities:
    Interest credited and charges on interest sensitive products       282.2              191.0             183.1
    Net realized capital (gains) losses                                 (4.2)               6.5               6.6
    Accrued investment income                                          (39.5)             (13.2)              1.6
    Increase in guaranteed benefits reserve                            107.1               28.2              26.7
    Acquisition costs deferred                                        (292.2)            (128.2)           (168.4)
    Amortization of deferred policy acquisition costs                  121.2               45.2              55.2
    Amortization of value of business acquired                           6.6                4.4               4.8
    Impairment of Goodwill                                             151.3                -                 -
    Change in other assets and liabilities                              21.3              110.6             (69.4)
    Provision for deferred income taxes                                (85.7)              (0.6)             13.3
                                                                  ----------------    -------------    ---------------
Net cash provided by operating activities                              103.1              239.9              72.7

Cash Flows from Investing Activities:
    Proceeds from the sale of:
          Fixed maturities available for sale                        7,297.1              880.7             205.1
          Equity securities                                              7.8                6.9               6.1
          Mortgages                                                    285.0              136.0              12.7
    Acquisition of investments:
          Fixed maturities available for sale                      (10,068.3)          (2,070.8)           (154.0)
          Equity securities                                            (22.8)               -                 -
          Short-term investments                                           -               (4.7)             (5.3)
          Mortgages                                                   (553.7)            (250.3)            (12.9)
    Increase (decrease) in policy  loans                                (1.2)              (1.5)              0.8
    Increase (decrease) in property and equipment                        1.1                1.2              (3.2)
    Proceeds from sale of interest in subsidiary                        27.7                -                 -
    Loss on valuation of interest in subsidiary                          3.0                -                 -
    Other                                                                0.6                -                 -
                                                                  ----------------    -------------    ---------------
Net cash (used for) provided by investing activities                (3,023.7)          (1,302.5)            49.3

Cash Flows from Financing Activities:
    Deposits and interest credited for investment contracts          3,818.5            1,933.1            801.8
    Maturities and withdrawals from insurance contracts               (171.2)            (134.8)          (141.5)
    Transfers from (to) separate accounts                           (1,053.8)            (902.9)          (825.8)
    Proceeds of notes payable                                            -                  3.1             67.2
    Repayment of notes payable                                          (1.4)              (1.7)           (68.6)
    Proceeds from reciprocal loan agreement borrowings                   -                 69.3            178.9
    Repayment of reciprocal loan agreement borrowings                  (75.0)             (69.3)          (178.9)
    Contributions of capital by parent                                 356.3              196.8            115.0
                                                                  ----------------    -------------    ---------------
Net cash provided by (used for) financing activities                 2,873.4            1,093.6            (51.9)
                                                                  ----------------    -------------    ---------------

Net increase (decrease) in cash and cash equivalents                   (47.2)              31.0             70.1
Cash and cash equivalents, beginning of period                         195.7              164.7             94.6
                                                                  ----------------    -------------    ---------------
Cash and cash equivalents, end of period                            $  148.5           $  195.7         $  164.7
                                                                  ================    =============    ===============


                                     See Notes to Consolidated Financial Statements

                                                                 F-6

GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY
(A WHOLLY-OWNED SUBSIDIARY OF EQUITABLE LIFE INSURANCE COMPANY OF IOWA) NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1.   SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION

Golden American Life Insurance Company ("Golden American"), a wholly-owned subsidiary of Equitable Life Insurance Company of Iowa ("Equitable Life" or the "Parent"), is a stock life insurance company organized under the laws of the State of Delaware. Golden American was originally incorporated under the laws of the State of Minnesota on January 2, 1973, in the name of St. Paul Life
Insurance Company. Equitable Life is a wholly-owned subsidiary of Lion Connecticut Holding Inc. ("Lion Connecticut") which is an indirect wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. Golden American is authorized to do business in the District of Columbia and all states except New York. Golden American's wholly-owned life insurance subsidiary, First Golden American Life Insurance Company of New York ("First Golden,") and collectively with Golden American, the ("Company"), is licensed as a life insurance company under the laws of the States of New York and Delaware. There is no public trading market for the Registrant's of common stock.

Formerly, from October 24, 1997, until December 30, 2001, Equitable of Iowa Company, Inc. ("EIC" or "Former Holding Company"), directly owned 100% of Golden American's stock. On December 3, 2001, the Board of Directors of the Former Holding Company approved a plan to contribute its holding of stock of Golden American to another wholly-owned subsidiary, Equitable Life. The contribution of stock occurred on December 31, 2001, following approval granted by the Insurance Department of the State of Delaware. There is no public trading market for the Registrant's common stock.

As of April 1, 2002, Golden American sold First Golden to its sister company, ReliaStar Life Insurance Company ("ReliaStar"). ReliaStar Life, the parent of Security-Connecticut Life Insurance Company ("Security-Connecticut") which in turn is the parent of ReliaStar Life Insurance Company of New York ("RLNY"), merged the First Golden business into RLNY operations and dissolved First Golden at book value for $27.7 million in cash and a receivable totaling $0.2 million from RLNY. The receivable from RLNY was assumed by Equitable Life, and ultimately by ING. The consideration was based on First Golden's statutory-basis book value. RLNY's payable to the Company was assumed by ING and subsequently forgiven. Golden American realized a loss of $3.0 million related to the sale of First Golden, which was recorded as a capital transaction. Approval for the merger was obtained from the Insurance Departments of the States of New York and Delaware.

Statement of Financial Accounting Standards ("FAS") No. 141 "Business Combinations" excludes transfers of net assets or exchanges of shares between entities under common control and is therefore covered by Accounting Principles Board ("APB") Opinion No. 16 "Business Combinations." Since RLNY presented combined results of operations including First Golden activity as of the beginning of the period ending December 31, 2002. The first three months of First Golden activity is not reflected in the Golden statement of financial position or other financial information for the period ended December 31, 2002, as the amounts were not material.

DESCRIPTION OF BUSINESS

The Company offers a portfolio of variable and fixed insurance products designed to meet customer needs for a tax-advantaged saving for retirement and protection from death. The Company's variable and fixed insurance products are marketed by broker/dealers, financial institutions, and insurance agents. The Company's primary customers are consumers and corporations.

NEW ACCOUNTING STANDARDS

ACCOUNTING FOR GOODWILL AND INTANGIBLE ASSETS

In June 2001, the Financial  Accounting  Standards Board ("FASB") issued FAS No.
142, "Goodwill and Other Intangible Assets," effective for fiscal years beginning after December 15, 2001. Under FAS No. 142, goodwill and intangible assets deemed to have indefinite lives will no longer be amortized but will be subject to annual impairment tests. Other intangible assets are still amortized over their estimated useful lives. The Company adopted the new standard effective January 1, 2002.

As required under FAS No. 142, the Company completed the first of the required impairment tests as of January 1, 2002. Step one of the impairment test was a screen for potential impairment, while step two measured the amount of the impairment. All of the Company's operations fall under one reporting unit, USFS, due to the consolidated nature of the Company's operations. Step one of the impairment test required the Company to estimate the fair value of the reporting unit and compare the estimated fair value to its carrying value. The Company determined the estimated fair value utilizing a discounted cash flow approach and applying a discount rate equivalent to the Company's weighted average cost of capital. Fair value was determined to be less than carrying value which required the Company to complete step two of the test. In step two, the Company allocated the fair value of the reporting unit determined in step one to the assets and liabilities of the reporting unit resulting in an implied fair value of goodwill of zero.

The comparison of the fair value amount allocated to goodwill and the carrying value of goodwill resulted in an impairment loss of $135.3 million net of taxes, which represents the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge is shown as a change in accounting principle on the Consolidated Statements of Income.

Application of the nonamortization provision (net of tax) of the new standard resulted in an increase in net income of $3.8 million for the twelve months ended December 31, 2002. Had the Company been accounting for goodwill under FAS No. 142 for all periods presented, the Company's net (loss) income would have been as follows:

     (Millions)                          Year ended           Year ended
                                      December 31, 2001    December 31, 2001
     ------------------------------------------------------------------------
     Reported net income (loss)           $   (4.0)           $  19.2
     Add back goodwill amortization,
       net of tax                              3.8                3.8
     ------------------------------------------------------------------------
     Adjusted net income                  $   (0.2)           $  23.0
     ========================================================================

ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

In June 1998, the FASB issued FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended and interpreted by FAS No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement 133, FAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities - an Amendment of FASB 133, and certain FAS 133 implementation issues." This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS No. 133 was effective for the Company's financial statements beginning January 1, 2001. Adoption of FAS No. 133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative and embedded derivative holdings.

The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition, the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contracts, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument. The Company did not have embedded derivatives at December 31, 2002.

GUARANTEES

In November 2002, the FASB issued Interpretation No.45 ("FIN 45"), "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others," to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2002. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provision is to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002. The Company has performed an assessment of its guarantees and believes that all of its guarantees are excluded from the scope of this interpretation.

In January 2003, the FASB issued Interpretation No. 46 ("FIN 46"), Consolidation of Variable Interest Entities ("VIE"), an interpretation of Accounting Research Bulletin ("ARB") No. 51. This Interpretation addresses consolidation by business enterprises of variable interest entities, which have one or both of the following characteristics: a) insufficient equity investment at risk, or b) insufficient control by equity investors. This guidance is effective for VIEs created after January 31, 2003 and for existing VIEs as of July 1, 2003. An entity with variable interests in VIEs created before February 1, 2003 shall apply the guidance no later than the beginning of the first interim or annual reporting period beginning after June 15, 2003.

In conjunction with the issuance of this guidance, the Company conducted a review of its involvement with VIEs and does not believe it has any significant investments or ownership in VIEs.

FUTURE ACCOUNTING STANDARDS

EMBEDDED DERIVATIVES

The FASB issued FAS No.133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133") in 1998 and continues to issue guidance for implementation through its Derivative Implementation Group ("DIG"). DIG recently released a draft of FASB Statement 133 Implementation Issue B36 "Embedded
Derivatives: Bifurcation of a Debt Instrument That Incorporates Both Interest Rate Risk and Credit Risk Exposures That are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of That Instrument" ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or total return debt index may be determined to contain bifurcatable embedded derivatives. The required date of adoption of DIG B36 has not been determined. If the guidance is finalized in its current form, the Company has determined that certain of its existing reinsurance receivables (payables), investments or insurance products contain embedded derivatives that may require bifurcation. The Company has not yet completed its evaluation of the potential impact, if any, on its consolidated financial positions, results of operations, or cash flows.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

INVESTMENTS

All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related charges in deferred policy acquisition costs, value of business acquired, and deferred income taxes.

The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis in accordance with FAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." Management considers the length of the time and the extent to which the market value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

Realized capital gains and losses on all other investments are reflected in the Company's results of operations.

Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Fair values for fixed maturity securities are obtained from independent pricing services or broker/dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. The fair values for equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Reverse   dollar   repurchase   agreement  and  reverse   repurchase   agreement
transactions are accounted for as collateralized borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

The investment in mutual funds represents an investment in mutual funds managed by the Company, and is carried at fair value.

Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss.

Policy loans are carried at unpaid principal balances, net of impairment reserves.

Short-term investments, consisting primarily of money market instruments and other fixed maturity securities issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

On occasion, the Company sells call options written on underlying securities that are carried at fair value. Changes in fair value of these options are recorded in net realized capital gains or losses.

DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

Deferred Policy Acquisition Costs ("DAC") is an asset, which represents certain costs of acquiring certain insurance business, which are deferred and amortized. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain underwriting and contract issuance expenses, and certain agency expenses. Value of Business Acquired ("VOBA") is an asset, which represents the present value of estimated net cash flows embedded in the Company's contracts, which existed at the time the Company was acquired by ING. DAC and VOBA are evaluated for recoverability at each balance sheet date and these assets would be reduced to the extent that gross profits are inadequate to recover the asset.

The amortization methodology varies by product type based upon two accounting standards: FAS No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS No. 60") and FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and Realized Gains and Losses from the Sale of Investments" ("FAS No. 97").

Under FAS No. 60, acquisition costs for traditional life insurance products, which primarily include whole life and term life insurance contracts, are amortized over the premium payment period in proportion to the premium revenue recognition.

Under FAS No. 97, acquisition costs for universal life and investment-type products, which include universal life policies and fixed and variable deferred annuities, are amortized over the life of the blocks of policies (usually 25 years) in relation to the emergence of estimated gross profits from surrender charges, investment margins, mortality and expense margins, asset-based fee income, and actual realized gains (losses) on investments. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

Activity for the year-ended December 31, 2002 within VOBA was as follows:

       (Millions)
       -------------------------------------------------------------------
                  Balance at December 31,2001            $     20.2
                  Adjustment for FAS No. 115                   (5.1)
                  Additions                                    (3.3)
                  Interest accrued at 7%                        1.3
                  Amortization                                 (4.6)
       -------------------------------------------------------------------
                  Balance at December 31,2002            $      8.5
       ===================================================================

The estimated amount of VOBA to be amortized, net of interest, over the next five years is $3.0 million, $2.0 million, $1.5 million, $1.5 million and $1.1 million and $1.0 million for the years 2003, 2004, 2005, 2006 and 2007, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

As part of the regular analysis of DAC/VOBA, at the end of third quarter 2002, the Company unlocked its assumptions by resetting its near term and long-term assumptions for the separate account returns to 9% (gross before fund management fees and mortality and expense and other policy charges), reflecting a blended return of equity and other sub-accounts. This unlocking adjustment was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. For the year ended December 31, 2002, the Company recorded an acceleration of DAC/VOBA amortization totaling $91.5 million before tax, or $59.5 million, net of $32.0 million of federal income tax benefit.

POLICY LIABILITIES AND ACCRUALS

Reserves for immediate annuities with life contingent payout contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 3.0% to 3.5% for all years presented. Investment yield is based on the Company's experience.

Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

Other policyholders' funds include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 2.4% to 11.0% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest.

REVENUE RECOGNITION

For certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender, expenses, actuarial margin and other fees are recorded as revenue as charges are assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Income Statement.

SEPARATE ACCOUNTS

Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

Separate Account assets supporting variable options under universal life and annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

Separate Account assets are carried at fair value. At December 31, 2002 and 2001, unrealized gains of $133.4 million and of $6.9 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

Separate Account liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 2.4% to 11.0% in 2002 and 2.4% to 14.0% in 2001.

Separate Account assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

REINSURANCE

The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Balance Sheets.

INCOME TAXES

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.




2.   INVESTMENTS

Fixed maturities available for sale as of December 31 were as follows:

                                                                          Gross          Gross
                                                          Amortized     Unrealized    Unrealized       Fair
     2002 (Millions)                                        Cost          Gains         Losses        Value
     -----------------------------------------------------------------------------------------------------------
     U.S. government and government agencies and
      authorities                                         $  207.3       $    2.3      $    0.1      $  209.5

     U.S. corporate securities:
       Public utilities                                      335.7           15.5           1.9         349.3
       Other corporate securities                           3,012.0         178.7           7.8       3,182.9
     -----------------------------------------------------------------------------------------------------------
          Total U.S. corporate securities                   3,347.7         194.2           9.7       3,532.2
     -----------------------------------------------------------------------------------------------------------

     Foreign securities:
       Government                                             64.8            2.9           -            67.7
        Other                                                163.8           12.2           1.2         174.8
     -----------------------------------------------------------------------------------------------------------
          Total foreign securities                           228.6           15.1           1.2         242.5
     -----------------------------------------------------------------------------------------------------------

     Mortgage-backed securities                              641.7           12.0           0.2         653.5

     Other asset-backed securities                           294.8            7.0           3.1         298.7

     -----------------------------------------------------------------------------------------------------------
     Total fixed maturities, including fixed
      maturities pledged to creditors                      4,720.1          230.6          14.3       4,936.4
     Less: Fixed maturities pledged to creditors               -              -             -             -
     -----------------------------------------------------------------------------------------------------------

     Fixed maturities                                     $4,720.1       $  230.6      $   14.3      $ 4,936.4
     ===========================================================================================================




                                                        F-16



Fixed maturities available for sale as of December 31 were as follows:

                                                                          Gross          Gross
                                                          Amortized     Unrealized    Unrealized       Fair
     2001 (Millions)                                        Cost          Gains         Losses        Value
     -----------------------------------------------------------------------------------------------------------
     U.S. government and government agencies and
      authorities                                         $  132.1       $    0.5      $    3.4    $     129.2

     U.S. corporate securities:
       Public utilities                                       39.8            0.3           1.4           38.7
       Other corporate securities                          1,111.8           15.2          10.1        1,116.9
     -----------------------------------------------------------------------------------------------------------
          Total U.S. corporate securities                  1,151.6           15.5          11.5        1,155.6
     -----------------------------------------------------------------------------------------------------------

     Foreign securities:
       Government                                            143.6            3.3           0.2           146.7
     -----------------------------------------------------------------------------------------------------------
          Total foreign securities                           143.6            3.3           0.2           146.7
     -----------------------------------------------------------------------------------------------------------

     Mortgage-backed securities                              167.0            3.6           0.9           169.7

     Other asset-backed securities                           388.2            7.2           1.7           393.7

     -----------------------------------------------------------------------------------------------------------
     Total fixed maturities, including fixed
      maturities pledged to creditors                      1,982.5           30.1          17.7        1,994.9
     Less: Fixed maturities pledged to creditors               -              -             -              -
     -----------------------------------------------------------------------------------------------------------

     Fixed maturities                                     $1,982.5       $   30.1      $   17.7    $   1,994.9
     ===========================================================================================================

The amortized cost and fair value of total fixed maturities for the year-ended December 31, 2002 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

     (Millions)                           Amortized Cost     Fair Value
     ------------------------------------------------------------------------
     Due to mature:
       One year or less                   $       -           $    -
       After one year through five years        401.0            419.7
       After five years through ten years     1,681.3          1,773.1
       After ten years                        1,701.3          1,791.4
       Mortgage-backed securities               641.7            653.5
       Other asset-backed securities            294.8            298.7
     ------------------------------------------------------------------------
     ------------------------------------------------------------------------
     Fixed maturities                        $4,720.1         $4,936.4
     ========================================================================

At December 31, 2002 and 2001, fixed maturities with carrying values of $6.5 million and $6.9 million, respectively, were on deposit as required by regulatory authorities.

The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2002.

Beginning in April 2001, the Company entered into reverse dollar repurchase agreement and reverse repurchase agreement transactions to increase its return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The dollar rolls and reverse repurchase agreements are accounted for as short-term collateralized financings and the repurchase obligation is reported on the Consolidated Balance Sheets. The repurchase obligation totaled $40.0 and $3.9 million at December 31, 2002 and 2001, respectively.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2001. The Company believes the counterparties to the dollar roll and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

During 2002, the Company determined that thirteen fixed maturities had other than temporary impairments. As a result, at December 31, 2002, the Company recognized a pre-tax loss of $8.9 million to reduce the carrying value of the fixed maturities to their combined fair value of $123.5 million. During 2001, the Company determined that ten fixed maturities had other than temporary impairments. As a result, at December 31, 2001, the Company recognized a pre-tax loss of $0.7 million to reduce the carrying value of the fixed maturities to their fair value of $0.07 million.

3.   FINANCIAL INSTRUMENTS

ESTIMATED FAIR VALUE

The following disclosures are made in accordance with the requirements of FAS No. 107, "Disclosures about Fair Value of Financial Instruments." FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques.

Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

FAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

FIXED MATURITIES SECURITIES: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. Fair values for privately placed bonds are determined through consideration of factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.

EQUITY SECURITIES: Fair values of these securities are based upon quoted market value.

MORTGAGE LOANS ON REAL ESTATE: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amounts for these assets approximate the assets' fair values.

ASSETS HELD IN SEPARATE ACCOUNTS: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

SURPLUS NOTES: Estimated fair value of the Company's surplus notes were based upon discounted future cash flows using a discount rate approximating the current market value.

INVESTMENT CONTRACT LIABILITIES (INCLUDED IN FUTURE POLICY BENEFITS AND CLAIMS RESERVES):

SUPPLEMENTARY CONTRACTS AND IMMEDIATE ANNUITIES: Estimated fair values of the Company's liabilities for future policy benefits for the divisions of the variable annuity products with fixed interest guarantees and for supplemental contracts without life contingencies are stated at cash surrender value, the cost the Company would incur to extinguish the liability.

LIABILITIES RELATED TO SEPARATE ACCOUNTS: Liabilities related to separate accounts are reported at full account value in the Company's historical balance sheet. Estimated fair values of separate account liabilities are equal to their carrying amount.

The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2002 and 2001 were as follows:

                                                         2002                               2001
     --------------------------------------------------------------------------------------------------------
                                              Carrying         Fair               Carrying            Fair
     (Millions)                                 Value          Value                Value             Value
     --------------------------------------------------------------------------------------------------------
     Assets:
        Fixed maturities                    $  4,936.4         $4,936.4            $ 1,994.9       $ 1,994.9
        Equity securities                         19.0             19.0                  -               -
        Mortgage loans on real estate            482.4            522.2                213.9           219.2
        Policy loans                              16.0             16.0                 14.8            14.8
        Cash and short-term investments          150.7            150.7                205.8           205.8
        Assets held in separate accounts      11,029.3         11,029.3             10,958.2        10,958.2

     Liabilities:
        Surplus notes                           (170.0)          (260.0)              (245.0)         (358.1)
        Investment contract liabilities:
        Deferred annuities                    (5,128.0)        (4,802.9)            (2,155.3)       (1,976.7)
        Supplementary contracts and
          immediate annuities                     (8.0)            (8.0)                (7.1)           (7.1)
        Liabilities related to separate
          accounts                           (11,029.3)       (11,029.3)           (10,958.2)      (10,958.2)
     --------------------------------------------------------------------------------------------------------

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

4.   NET INVESTMENT INCOME

     Sources of net investment income were as follows:

                                 Year Ended      Year Ended     Year Ended
                                 December 31,   December 31,   December 31,
     (Millions)                      2002           2001           2000
     -------------------------------------------------------------------------
     Fixed maturities           $     185.6   $      83.7    $      55.3
     Mortgage loans                    19.6          11.2            7.8
     Policy loans                       0.6           0.8            0.5
     Short term investments and
        cash equivalents                2.6           2.6            2.3
     Other                              0.4           0.6            0.7
     -------------------------------------------------------------------------
     Gross investment income          208.8          98.9           66.6
     Less: investment expenses         11.1           4.5            2.5
     -------------------------------------------------------------------------
     Net investment income      $     197.7   $      94.4    $      64.1
     =========================================================================


5.   DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

The ability of Golden American to pay dividends to the Parent is restricted. Prior approval of insurance regulatory authorities is required for payment of dividends to the stockholder which exceed an annual limit. During 2002, Golden American cannot pay dividends to Equitable Life without prior approval of statutory authorities. Golden American did not pay common stock dividends during 2002, 2001, or 2000.

The Department recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net (loss) income was $(303.0) million, $(156.4) million and $(71.1) million for the years ended December 31, 2002, 2001, and 2000, respectively. Statutory capital and surplus was $424.9 million and $451.6 million as of December 31, 2002 and 2001, respectively.

As of December 31, 2002, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

For 2001, the Company was required to implement statutory accounting changes ("Codification") ratified by the National Association of Insurance Commissioners ("NAIC") and state insurance departments. The cumulative effect of Codification to the Company's statutory surplus as of January 1, 2001 was a decrease of $5.9 million.

The Company maintains a $40.0 million reciprocal loan agreement with ING AIH (refer to Note 10), a perpetual $75.0 million revolving note facility with Bank of New York and a $75.0 million revolving note facility with SunTrust Bank which expires on July 31, 2003.

6.       CAPITAL GAINS AND LOSSES ON INVESTMENT OPERATIONS

Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold. Net realized capital (losses) gains on investments were as follows:



                                                 Year ended     Year ended     Year ended
                                                December 31,   December 31,   December 31,
     (Millions)                                     2002           2001           2000
     --------------------------------------------------------------------------------------
     Fixed maturities                           $    4.2         $  (4.9)    $    (6.3)
     Equity securities                               -              (1.6)         (0.2)
     Mortgage loans on real estate                   -               -            (0.1)
     --------------------------------------------------------------------------------------
     Pretax realized capital gains (losses)     $    4.2         $  (6.5)    $    (6.6)
     ======================================================================================
     After-tax realized capital gains (losses)  $    2.7         $  (4.2)    $    (4.3)
     ======================================================================================


Proceeds from the sale of total fixed maturities and the related gross gains and losses were as follows:

                                Year ended        Year ended        Year ended
                               December 31,      December 31,      December 31,
     (Millions)                    2002              2001              2000
     ---------------------------------------------------------------------------
     Proceeds on sales          $ 7,297.1        $   880.7        $    205.1
     Gross gains                     76.8              6.9               0.2
     Gross losses                    72.6             11.8               6.5

Changes in shareholder's equity related to changes in accumulated other comprehensive income were as follows:

     (Millions)                                 2002        2001       2000
     --------------------------------------------------------------------------
     Fixed maturities                        $ 204.0        $18.4      $12.4
     Equity securities                          (3.9)         -          -
     DAC/VOBA                                 (202.8)        (8.4)     (10.4)
     --------------------------------------------------------------------------
                                                (2.7)        10.0        2.0
     Increase (decrease) in deferred income
        taxes                                   (1.0)         2.1       (3.1)
     --------------------------------------------------------------------------
     Net changes in accumulated other
      comprehensive income (loss)            $  (1.7)    $    7.9  $     5.1
     --------------------------------------------------------------------------

Shareholder's equity included the following accumulated other comprehensive income (loss), at December 31:

     (Millions)                                 2002          2001        2000
     ---------------------------------------------------------------------------
     Net unrealized capital gains (losses):
       Fixed maturities                     $   216.3   $     12.3   $    (6.1)
       Equity securities                         (3.9)         -           -
       DAC/VOBA                                (209.2)        (6.4)        2.0
     ---------------------------------------------------------------------------
                                                  3.2          5.9        (4.1)
     Deferred income taxes                        1.1          2.1         -
     ---------------------------------------------------------------------------
     Net accumulated other comprehensive
          income (loss)                     $     2.1    $     3.8    $   (4.1)
     ===========================================================================

Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, were as follows:


     (Millions)                                     2002       2001        2000
     ---------------------------------------------------------------------------
     Unrealized holding gains (losses) arising   $  (8.7)  $   11.1    $    6.9
        the year (1)
     Less: reclassification adjustment for
        gains  (losses) and other items
        included in net income (2)                   7.0       (3.2)       (1.8)
     ---------------------------------------------------------------------------
     Net unrealized gains (losses) on securities $  (1.7)  $    7.9    $    5.1
     ===========================================================================

     (1) Pretax unrealized holding gains (losses) arising during the year were $13.4 million, $17.1 million and $10.6 million for the years ended December 31, 2002, 2001 and 2000, respectively.
     (2) Pretax reclassification adjustments for gains (losses) and other items included in net income were $10.8 million, $(4.9) million and $(2.8) million for the years ended December 31, 2002, 2001 and 2000, respectively.

7.   SEVERANCE

In December 2001, ING announced its intentions to further integrate and streamline the U.S. based operations of ING Americas, (which includes the Company), in order to build a more customer-focused organization. In connection with these actions, the Company recorded a charge of $4.9 million pretax. The severance portion of this charge ($4.8 million pretax) is based on a plan to eliminate 260 positions (primarily operations, information technology and other administrative/staff support personnel). Severance actions are expected to be substantially complete by March 31, 2003. The facilities portion ($.1 million pretax) of the charge represents the amount to be incurred by the Company to terminate a contractual lease obligation.

Activity for the year ended December 31, 2002 within the severance liability and positions eliminated related to such actions were as follows:

     (Millions)                        Severance Liability  Positions
     ---------------------------------------------------------------------
     Balance at December 31, 2001          $     4.8           252
     Actions taken                              (3.4)         (194)
     ---------------------------------------------------------------------
     Balance at December 31, 2002          $     1.4            58
     =====================================================================

8.   INCOME TAXES

Starting in 2002, Golden American Life Insurance Company joins in the filing of a consolidated federal income tax return with its parent, Equitable Life and other affiliates. The Company has a tax allocation agreement with Equitable Life whereby the Company is charged for taxes it would have incurred were it not a member of the consolidated group and is credited for losses at the statutory tax rate. Prior to joining the Equitable Life consolidated group, the Company was the parent of a different consolidated group.

At December 31, 2002, the Company has net operating loss carryforwards of approximately $369.2 million for federal income tax purposes which are available to offset future taxable income. If not used, these carryforwards will expire between 2011 and 2016.

Income tax expense (benefit) from continuing operations included in the consolidated financial statements are as follows:

                                     Year ended    Year ended    Year ended
                                    December 31,  December 31,  December 31,
  (Millions)                            2002          2001          2000
  ---------------------------------------------------------------------------
    Current taxes (benefits):
        Federal                   $     (98.2)   $      0.6    $     (0.1)
  ---------------------------------------------------------------------------
           Total current taxes
           (benefits)                   (98.2)          0.6          (0.1)
  ---------------------------------------------------------------------------
    Deferred taxes (benefits):
        Federal                          85.7          (0.5)         13.3
  ---------------------------------------------------------------------------
           Total deferred taxes
           (benefits)                    85.7          (0.5)         13.3
  ---------------------------------------------------------------------------
    Total                         $     (12.5)   $      0.1    $     13.2
  ============================================================================

Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:


                                               Year ended     Year ended    Year ended
                                              December 31,   December 31,  December 31,
     (Millions)                                   2002           2001          2000
     ------------------------------------------------------------------------------------
       Income before income taxes            $    (42.2)    $    (3.9)     $      32.4
       Tax rate                                      35%           35%             35%
     ------------------------------------------------------------------------------------
       Income tax at federal statutory rate       (14.8)         (1.4)           11.3
       Tax effect of:
          Goodwill amortization                     -             1.0             1.0
          Meals and entertainment                   0.6           0.5             0.3
          Other                                     1.7           -               0.6
     ------------------------------------------------------------------------------------
        Income tax expense (benefit)         $    (12.5)    $     0.1      $     13.2
     ------------------------------------------------------------------------------------

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

     (Millions)                                                 2002          2001
     ------------------------------------------------------------------------------------
     Deferred tax assets:
        Operations and capital loss carryforwards            $     125.6    $   121.7
        Future policy benefits                                     214.1        176.3
        Goodwill                                                    11.1          -
        Investments                                                  0.2          0.1
     ------------------------------------------------------------------------------------
                                                                   351.0        298.1
     Deferred tax liabilities:
        Goodwill                                                     -           (3.5)
        Unrealized gains on investments                             (1.1)        (2.1)
        Deferred policy acquisition cost                          (254.8)      (222.8)
        Value of purchased insurance in force                       (5.0)        (6.9)
        Other                                                     (169.9)       (75.4)
     ------------------------------------------------------------------------------------
     Deferred tax liability before allowance                      (430.8)      (310.7)
     ------------------------------------------------------------------------------------
     Valuation allowance                                             -            -
     ------------------------------------------------------------------------------------
     Net deferred income tax liability                       $     (79.8)   $   (12.6)
     ====================================================================================

The Company establishes reserves for possible proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against any such adjustments.

The Company establishes reserves for possible proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against any such adjustments.

9. BENEFIT PLANS

DEFINED BENEFIT PLANS

Prior to December 31, 2001, the Company's employees were covered by the ING Retirement Plan for Employees of Equitable Life ("Equitable Plan"), a qualified, defined contribution pension plan. The Company was allocated its share of the pension liability associated with employees.

As of December 31, 2001, the qualified pension benefit plans of certain United States subsidiaries of ING North America Insurance Corporation ("ING North America"), including Equitable Life, were merged into the ING Americas Retirement Plan. The Company transferred its pension liabilities to the Parent at that date. In exchange for these liabilities, the Company received a capital contribution, net of taxes, from the Parent. The costs allocated to the Company for its members' participation in the ING Pension Plan were $3.0 million for 2002.

The following tables summarize the benefit obligations and the funded status for pension benefits related to the Equitable Plan for the two-year period ended December 31, 2001:

(Millions)                                                        2001
------------------------------------------------------------------------------

    Change in benefit obligation:
      Benefit obligation at January 1                     $        7.9
      Service cost                                                 2.0
      Interest cost                                                0.8
      Actuarial (gain) loss                                       (2.7)
      Plan Amendments                                             (0.2)
      Transfer of benefit obligation to the Parent                (7.8)
                                                        ----------------------
      Benefit obligation at December 31                   $        -
                                                        ======================

    Funded status:
      Funded status at December 31 prior to the transfer
         of the benefit obligation to the Parent          $       (7.8)
      Unrecognized past service cost                              (1.1)
      Unrecognized net loss                                        -
      Transfer of the funded status to the Parent                  8.9
                                                        ----------------------
      Net amount recognized                               $        -
                                                        ======================

Prior to the merger of the qualified benefit plans of ING's U.S. subsidiaries at December 31, 2001, Equitable Life, held the plan assets.

The weighted-average assumptions used in the measurement of the Company's' December 31, 2001 benefit obligation, prior to the merger of the qualified benefit plans of ING, follows:

                                                               2001
------------------------------------------------------------------------------

    Discount rate                                             7.50%
    Expected return on plan assets                            9.25
    Rate of compensation increase                             4.50

The following table provides the net periodic benefit cost for the fiscal years 2001 and 2000:

Year Ended December 31,                    2001            2000
------------------------------------------------------------------------
(MILLIONS)

    Service cost                       $    2.0           $    1.6
    Interest cost                           0.8                0.5
    Unrecognized past service cost          -                  -
                                    ------------------------------------
    Net periodic benefit cost          $    2.8           $    2.1
                                    ====================================

There were no gains or losses resulting from curtailments or settlements during 2001 or 2000.

The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $0 as of December 31, 2001.

10. RELATED PARTY TRANSACTIONS

     OPERATING AGREEMENTS:

     The Company has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

     o Resources and services are provided to Security Life of Denver Insurance Company ("SLDIC) and Southland Life Insurance Company ("SLIC"). For the years ended December 31, 2002, 2001, and 2000 revenues for these services, which reduced general expenses incurred, were $4.2 million, $0.3 million and $0.3 million, respectively for SLDIC and $1.0 million, $0.1 million and $0.1 million, respectively for SLIC.
     o Underwriting and distribution agreement with Directed Services, Inc. ("DSI"), for the variable insurance products issued by the Company. DSI is authorized to enter into agreements with broker/dealers to distribute the Company's' variable products and appoint representatives of the broker/dealers as agents. For the years ended December 31, 2002, 2001 and 2000 commission expenses were incurred in the amounts of $282.9 million, $229.7 million, and $208.9 million, respectively.
     o Asset management agreement with ING Investment Management LLC ("IIM"), in which IIM provides asset management and accounting services. The Company records a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2002, 2001, and 2000 expenses were incurred in the amounts of $11.0 million, $4.4 million, and $2.5 million, respectively.
     o Service agreement with Equitable Life in which administrative and financial related services are provided. For the years ended December 31, 2002, 2001, and 2000 expenses were incurred in the amounts of $0.6 million, $0.3 million, and $1.3 million, respectively.

          Golden American has certain agreements whereby it generates revenues and incurs expenses with affiliated entities.

         The agreements are as follows:

     o Managerial and supervisory services to DSI. The fee paid by DSI for these services is calculated as a percentage of average assets in the variable separate accounts. For the years ended December 31, 2002, 2001, and 2000 revenue for these services was $23.7 million, $23.1 million, and $21.3 million, respectively.
     o Advisory, computer, and other resources and services are provided to Equitable Life and United Life & Annuity Insurance Company ("ULAIC"). For the years ended December 31, 2002, 2001, and 2000 revenues for these services, which reduced general expenses incurred, totaled $9.8 million, $8.2 million, and $6.2 million, respectively for Equitable Life and $0.3 million, $0.4 million and $0.6 million, respectively for ULAIC.
     o Expense sharing agreements with ING America Insurance Holdings, Inc. ("ING AIH") for administrative, management, financial, and information technology services, which were approved in 2001. For the years ended December 31, 2002 and 2001, Golden American incurred expenses of $41.0 million and $23.2 million, respectively.
     o Guaranty agreement with Equitable Life. In consideration of an annual fee, payable June 30, Equitable Life guarantees that it will make funds available, if needed, to pay the contractual claims made under the provisions of Golden American's life insurance and annuity contracts. The agreement is not, and nothing contained therein or done pursuant thereto by Equitable Life shall be deemed to constitute, a direct or indirect guaranty by Equitable Life of the payment of any debt or other obligation, indebtedness, or liability, of any kind or character whatsoever, of Golden American. The agreement does not guarantee the value of the underlying assets held in separate accounts in which funds of variable life insurance and variable annuity policies have been invested. The calculation of the annual fee is based on risk based capital. No amounts were payable under this agreement as of December 31, 2002, 2001 and 2000.

REINSURANCE AGREEMENTS:

Golden American participates in a modified coinsurance agreement with Equitable Life, covering a considerable portion of Golden American's variable annuities issued on or after January 1, 2000, excluding those with an interest rate guarantee. The financial statements are presented net of the effects of the agreement.

Under this agreement, Golden American received a net reimbursement of expenses and charges of $100.9 million, $224.5 million and $218.8 million for the years ended December 31, 2002, 2001, and 2000, respectively. This was offset by a decrease in policy acquisition costs deferred of $143.5 million, $257.5 million and $223.7 million, respectively, for the same periods. As at December 31, 2002, 2001 and 2000, Golden American also had a payable to Equitable Life of $7.1 million, $22.6 million and $16.3 million, respectively, due to the overpayment by Equitable Life of the cash settlement for the modified coinsurance agreement.

Golden American entered into a reinsurance agreement with Security Life of Denver International, Ltd., an affiliate, covering variable annuity minimum guaranteed death benefits and minimum guaranteed living benefits of variable annuities issued after January 1, 2000. Golden American also obtained an irrevocable letter of credit in the amount of $25 million related to this agreement. In addition, the Company obtained a standby letter of credit in the amount of $75 million.

RECIPROCAL LOAN AGREEMENT:

Golden American maintains a reciprocal loan agreement with ING AIH, a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2007, Golden American and ING AIH can borrow up to $40.0 million from one another. Prior to lending funds to ING AIH, Golden American must obtain the approval from the Department of Insurance of the State of Delaware. Interest on any Golden American borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, Golden American incurred interest expense of $33,000, $26,000, and $481,000 for the years ended December 31, 2002, 2001 and 2000, respectively. At December 31, 2002, 2001, and 2000, Golden American did not have any borrowings or receivables from ING AIH under this agreement.

SURPLUS NOTES:

Golden American issued multiple 30-year surplus notes (see below table). Payment of the notes and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Interest expense for the years ended December 31:

(Millions)
-----------------------------------------------------------------------------------------------------------------------
     Surplus                                                              Maturity
      Note          Amount                    Affiliate                     Date         2002        2001        2000
-----------------------------------------------------------------------------------------------------------------------
       8.2%           50.0    *Equitable Life                             12/29/29        2.0         4.1         4.1
       8.0            35.0     Security Life of Denver                    12/07/29        2.8         2.8         3.0
       7.8            75.0     Equitable Life                             09/29/29        5.8         5.8         5.8
       7.3            60.0     Equitable Life                             12/29/28        4.4         4.4         4.4
       8.3            25.0    *Equitable Life                             12/17/26        1.0         2.1         2.1
-----------------------------------------------------------------------------------------------------------------------

*Surplus notes redeemed June 28, 2002.

STOCKHOLDER'S EQUITY:

During 2002, 2001, and 2000, Golden American received capital contributions of $356.3 million, $196.8 million, and $115.0 million respectively.

11. REINSURANCE

At December 31, 2002, Golden American had reinsurance treaties with four unaffiliated reinsurers and three affiliated reinsurers covering a significant portion of the mortality risks and guaranteed death and living benefits under its variable contracts. Golden American remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

Reinsurance ceded in force for life mortality risks were $90.7 million and $94.8 million at December 31, 2002 and 2001, respectively. At December 31, 2002 and 2001, the Company had net receivables of $196.9 million and $56.0 million, respectively for reinsurance claims, reserve credits, or other receivables from these reinsurers. At December 31, 2002 and 2001, respectively, these net receivables were comprised of the following: $36.7 and $7.8 million for claims recoverable from reinsurers; $6.3 and $3.4 million for payable for reinsurance premiums; $137.2 million and $28.8 million for reserve credits; and $24.0 million and $22.7 million for reinsured surrenders and allowances due from an unaffiliated reinsurer. Included in the accompanying consolidated financial statements, excluding the modified coinsurance agreements, are net considerations to reinsurers of $50.8 million, $30.3 million and $21.7 million and net policy benefits recoveries of $49.5 million, $21.8 million and $8.9 million for the years ended December 21, 2002, 2001 and 2000, respectively.

Golden participates in a modified coinsurance agreement with an unaffiliated reinsurer. The accompanying consolidated financial statements are presented net of the effects of the treaty which increased (decreased) income by $(2.9) million, $(0.5) million and $1.7 million for the years ended December 31, 2002, 2001 and 2000, respectively.

12. COMMITMENTS AND CONTINGENT LIABILITIES

LEASES

For the year ended December 31, 2002 rent expense for leases was $4.6 million. The future net minimum payments under noncancelable leases for the years ended December 31, 2003 through 2007 are estimated to be $2.3 million, $2.3 million, $2.4 million, $2.4 million and $2.4 million, respectively, and $2.4 million, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

COMMITMENTS

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2002 and 2001, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $39.0 million and $25.2 million, respectively. The Company makes investments in limited partnerships on a subscription basis. At December 31, 2002 and 2001, the Company had to fund the subscriptions of $38.0 million and $0.0 million, respectively.

LITIGATION

The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.




QUARTERLY DATA (UNAUDITED)

2002 (Millions)                                  First         Second          Third          Fourth
------------------------------------------------------------------------------------------------------

  Total Revenue                             $      69.4   $      89.2    $     141.4     $     109.4
------------------------------------------------------------------------------------------------------
  Income (loss) before income taxes                (3.2)        (16.0)         (60.2)           37.2
  Income taxes (benefit)                           (1.0)         (5.5)         (19.2)           13.2
------------------------------------------------------------------------------------------------------
  Income (loss) before cumulative effect
   of change in accounting principal               (2.2)        (10.5)         (41.0)           24.0
  Cumulative effect of change in
   accounting principle                             -             -              -            (135.3)
------------------------------------------------------------------------------------------------------
  Net income (loss)                         $      (2.2)  $     (10.5)   $     (41.0)    $    (111.3)
======================================================================================================

2001 (Millions)                                  First         Second          Third          Fourth
------------------------------------------------------------------------------------------------------
  Total Revenue                             $      72.1   $      65.4    $      70.1     $      69.2
------------------------------------------------------------------------------------------------------
  Income (loss) before income taxes                14.2           5.6          (14.3)           (9.4)
  Income taxes                                      5.3           2.4           (5.6)           (2.0)
------------------------------------------------------------------------------------------------------
  Net income (loss)                         $       8.9   $       3.2    $      (8.7)    $      (7.4)
======================================================================================================


                                                  F-32

FINANCIAL STATEMENTS
Golden American Life Insurance Company
Separate Account B
YEAR ENDED DECEMBER 31, 2002
WITH REPORT OF INDEPENDENT AUDITORS

                     Golden American Life Insurance Company
                               Separate Account B

                              Financial Statements

                          Year ended December 31, 2002




                                    CONTENTS


Report of Independent Auditors.............................................1

Audited Financial Statements

Statement of Assets and Liabilities........................................4
Statement of Operations...................................................32
Statements of Changes in Net Assets.......................................60
Notes to Financial Statements.............................................88

                         Report of Independent Auditors

The Board of Directors and Participants
Golden American Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Golden American Life Insurance Company Separate Account B (the "Account") as of December 31, 2002, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

The GCG Trust:                                             The GCG Trust (continued):
   All Cap                                                    Internet Tollkeeper Advisor
   All Cap Advisor                                            Investors
   Asset Allocation Growth                                    Investors Advisor
   Capital Growth                                             J.P. Morgan Fleming Small Cap Equity
   Capital Growth Advisor                                     J.P. Morgan Fleming Small Cap Advisor
   Capital Guardian Small Cap                                 Janus Growth and Income
   Capital Guardian Small Cap Advisor                         Janus Growth and Income Advisor
   Core Bond                                                  Large Cap Value
   Core Bond Advisor                                          Large Cap Value Advisor
   Developing World                                           Limited Maturity Bond
   Developing World Advisor                                   Liquid Asset
   Diversified Mid-Cap                                        Liquid Asset Advisor
   Diversified Mid-Cap Advisor                                Managed Global
   Emerging Markets                                           Managed Global Advisor
   Equity Growth                                              Market Manager
   Equity Growth Advisor                                      Mid-Cap Growth
   Equity Income                                              Mid-Cap Growth Advisor
   Equity Income Advisor                                      Real Estate
   Equity Opportunity                                         Real Estate Advisor
   Equity Opportunity Advisor                                 Research
   Focus Value                                                Research Advisor
   Focus Value Advisor                                        Special Situations
   Fully Managed                                              Special Situations Advisor
   Fully Managed Advisor                                      Strategic Equity
   Fundamental Growth Focus                                   Strategic Equity Advisor
   Fundamental Growth Advisor                                 Total Return
   Global Franchise                                           Total Return Advisor
   Global Franchise Advisor                                   Value Equity
   Growth                                                     Value Equity Advisor
   Growth Advisor                                             Van Kampen Growth and Income
   Hard Assets                                                Van Kampen Growth and Income Advisor
   Hard Assets Advisor                                     AIM Variable Insurance Funds:
   International Enhanced EAFE                                AIM V.I. Dent Demographic Trends
   International Enhanced EAFE Advisor                        AIM V.I. Growth
   International Equity                                       AIM V.I. Capital Appreciation
   International Equity Advisor                               AIM V.I. Core Equity
   Internet Tollkeeper                                        AIM V.I. Premier Equity



Alliance Variable Products Series Fund, Inc.:               ING Variable Portfolios, Inc. (continued):
   Alliance Bernstein Value                                   ING VP Small Company
   Alliance Growth and Income                                 ING VP Value Opportunity
   Alliance Premier Growth                                  ING Variable Products Trust:
Fidelity(R) Variable Insurance Products Fund:                 ING VP Convertible
   Fidelity(R) VIP Growth                                     ING VP Growth Opportunities
   Fidelity(R) VIP Equity-Income                              ING VP International Value
   Fidelity(R) VIP Contrafund(R)                              ING VP Large Company Value
   Fidelity(R) VIP Overseas                                   ING VP LargeCap Growth
Franklin Templeton Variable Insurance Products Trust:         ING VP MagnaCap
   Franklin Small Cap Value Securities                        ING VP MidCap Opportunities
Greenwich Street Series Fund:                                 ING VP SmallCap Opportunities
   Greenwich Appreciation                                   INVESCO Variable Investment Funds, Inc.:
The Galaxy VIP Fund:                                          INVESCO VIF - Financial Services
   Galaxy VIP Asset Allocation                                INVESCO VIF - Health Sciences
   Galaxy VIP Equity                                          INVESCO VIF - Leisure
   Galaxy VIP Growth and Income                               INVESCO VIF - Utilities
   Galaxy VIP High Quality Bond                             Janus Aspen Series:
   Galaxy VIP Small Company Growth                            Janus Aspen Series Balanced
ING GET Fund:                                                 Janus Aspen Series Flexible Income
   ING GET Fund - Series N                                    Janus Aspen Series Growth
   ING GET Fund - Series P                                    Janus Aspen Series Worldwide Growth
   ING GET Fund - Series Q                                  Oppenheimer Variable Accounts Fund:
   ING GET Fund - Series R                                    Oppenheimer Global Securities
   ING GET Fund - Series S                                    Oppenheimer Strategic Bond
   ING GET Fund - Series T                                  PIMCO Variable Insurance Trust:
   ING GET Fund - Series U                                    PIMCO High Yield
ING Partners, Inc.:                                           PIMCO StocksPLUS Growth and Income
   ING Alger Growth                                         Pioneer Variable Contracts Trust:
   ING American Century Small Cap Value                       Pioneer Equity-Income VCT
   ING J.P. Morgan Mid Cap Value                              Pioneer Fund VCT
   ING MFS(R)Capital Opportunities (Initial Class)            Pioneer Mid-Cap Value VCT
   ING MFS(R)Capital Opportunities (Service Class)            Pioneer Small Company VCT
   ING MFS(R)Global Growth                                  ProFunds VP:
   ING OpCap Balanced Value                                   ProFund VP Bull
   ING PIMCO Total Return                                     ProFund VP Europe 30
   ING Salomon Bros. Capital                                  ProFund VP Small-Cap
   ING Salomon Bros. Investors Value                        Prudential Series Fund, Inc.:
   ING Scudder International Growth                           Prudential Jennison
   ING T. Rowe Price Growth Equity                            Prudential SP Jennison International Growth
   ING UBS Tactical Asset Allocation                        Putnam Variable Trust:
   ING Van Kampen Comstock                                    Putnam VT Growth and Income
ING Variable Insurance Trust:                                 Putnam VT International Growth and Income
   ING VP Worldwide Growth                                    Putnam VT Voyager II


ING VP Bond Portfolio:                                      Travelers Series Fund Inc.:
   ING VP Bond                                                Smith Barney High Income
ING Variable Portfolios, Inc.:                                Smith Barney International All Cap Growth
   ING VP Growth                                              Smith Barney Large Cap Value
   ING VP Index Plus LargeCap                                 Smith Barney Money Market
   ING VP Index Plus MidCap                                 UBS Series Trust:
   ING VP Index Plus SmallCap                                 UBS Tactical Allocation


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the Golden American Life Insurance Company Separate Account B at December 31, 2002, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.


/s/ ERNST & YOUNG LLP
Atlanta, Georgia
March 14, 2003

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                 GCG TRUST                  GCG TRUST    GCG TRUST
                                                   GCG TRUST       ASSET      GCG TRUST      CAPITAL      CAPITAL
                                      GCG TRUST     ALL CAP     ALLOCATION     CAPITAL       GROWTH       GUARDIAN
                                       ALL CAP      ADVISOR       GROWTH        GROWTH       ADVISOR     SMALL CAP
                                    ---------------------------------------------------------------------------------

ASSETS
    Investments in mutual funds at
      fair value                         $247,786         $176       $47,253     $246,763          $148     $341,173
                                    ---------------------------------------------------------------------------------
Total assets                              247,786          176        47,253      246,763           148      341,173

LIABILITIES
    Payable to Golden American
      Life Insurance Company                   46            -            12          (6)             -           27
                                    ---------------------------------------------------------------------------------
Total liabilities                              46            -            12          (6)             -           27
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $247,740         $176       $47,241     $246,769          $148     $341,146
                                    =================================================================================

NET ASSETS
   Accumulation units                    $247,740         $176       $47,241     $246,769          $148     $341,115
   Contracts in payout
     (annuitization) period                     -            -             -            -             -           31
                                    ---------------------------------------------------------------------------------
Total net assets                         $247,740         $176       $47,241     $246,769          $148     $341,146
                                    =================================================================================

Total number of mutual fund shares     28,947,007       20,551     6,446,580   27,663,981        16,548   43,516,942
                                    =================================================================================

Cost of mutual fund shares               $326,290         $177       $55,931     $245,271          $154     $365,212
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                      GCG TRUST
                                       CAPITAL
                                      GUARDIAN                   GCG TRUST    GCG TRUST     GCG TRUST    GCG TRUST
                                      SMALL CAP    GCG TRUST     CORE BOND    DEVELOPING   DEVELOPING    DIVERSIFIED
                                       ADVISOR     CORE BOND      ADVISOR       WORLD     WORLD ADVISOR    MID-CAP
                                    ---------------------------------------------------------------------------------

ASSETS
    Investments in mutual funds at
      fair value                             $321     $425,187          $992      $60,010           $79      $91,178
                                    ---------------------------------------------------------------------------------
Total assets                                  321      425,187           992       60,010            79       91,178

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -           62             -           10             -           19
                                    ---------------------------------------------------------------------------------
Total liabilities                               -           62             -           10             -           19
                                    ---------------------------------------------------------------------------------

NET ASSETS                                   $321     $425,125          $992      $60,000           $79      $91,159
                                    =================================================================================

NET ASSETS
    Accumulation units                       $321     $425,125          $992      $59,922           $79      $91,159
    Contracts in payout
      (annuitization) period                    -            -             -           78             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                             $321     $425,125          $992      $60,000           $79      $91,159
                                    =================================================================================

Total number of mutual fund shares         40,778   40,927,570        95,384    9,463,043        12,488   12,304,724
                                    =================================================================================

Cost of mutual fund shares                   $320     $413,399          $995      $66,565           $81     $107,329
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                      GCG TRUST                  GCG TRUST                 GCG TRUST
                                     DIVERSIFIED   GCG TRUST      EQUITY      GCG TRUST      EQUITY      GCG TRUST
                                       MID-CAP       EQUITY       GROWTH        EQUITY       INCOME        EQUITY
                                       ADVISOR       GROWTH       ADVISOR       INCOME       ADVISOR    OPPORTUNITY
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                             $220       $4,363          $458     $409,709          $640     $280,956
                                    ---------------------------------------------------------------------------------
Total assets                                  220        4,363           458      409,709           640      280,956

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            1             -           39             -            2
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            1             -           39             -            2
                                    ---------------------------------------------------------------------------------

NET ASSETS                                   $220       $4,362          $458     $409,670          $640     $280,954
                                    =================================================================================

NET ASSETS
    Accumulation units                       $220       $4,362          $458     $409,087          $640     $280,954
    Contracts in payout
      (annuitization) period                    -            -             -          583             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                             $220       $4,362          $458     $409,670          $640     $280,954
                                    =================================================================================

Total number of mutual fund shares         29,088      553,027        58,036   42,151,267        65,893   28,011,556
                                    =================================================================================

Cost of mutual fund shares                   $224       $4,533          $480     $478,993          $660     $375,266
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                      GCG TRUST                                             GCG TRUST    GCG TRUST
                                       EQUITY                    GCG TRUST    GCG TRUST       FULLY     FUNDAMENTAL
                                     OPPORTUNITY   GCG TRUST    FOCUS VALUE     FULLY        MANAGED       GROWTH
                                       ADVISOR    FOCUS VALUE     ADVISOR      MANAGED       ADVISOR       FOCUS
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $34       $5,932           $48     $935,237          $894       $2,742
                                    ---------------------------------------------------------------------------------
Total assets                                   34        5,932            48      935,237           894        2,742

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            1             -          158             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            1             -          158             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $34       $5,931           $48     $935,079          $894       $2,742
                                    =================================================================================

NET ASSETS
    Accumulation units                        $34       $5,931           $48     $934,553          $894       $2,742
    Contracts in payout
      (annuitization) period                    -            -             -          526             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $34       $5,931           $48     $935,079          $894       $2,742
                                    =================================================================================

Total number of mutual fund shares          3,356      702,000         5,700   54,596,475        52,102      340,663
                                    =================================================================================

Cost of mutual fund shares                    $34       $6,022           $50     $951,332          $913       $2,856
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                      GCG TRUST                  GCG TRUST
                                     FUNDAMENTAL   GCG TRUST      GLOBAL                   GCG TRUST
                                       GROWTH        GLOBAL      FRANCHISE     GCG TRUST     GROWTH      GCG TRUST
                                       ADVISOR     FRANCHISE      ADVISOR       GROWTH       ADVISOR    HARD ASSETS
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                             $108      $14,672          $708     $559,968           $92      $67,762
                                    ---------------------------------------------------------------------------------
Total assets                                  108       14,672           708      559,968            92       67,762

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            2             -         (73)             -            9
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            2             -         (73)             -            9
                                    ---------------------------------------------------------------------------------

NET ASSETS                                   $108      $14,670          $708     $560,041           $92      $67,753
                                    =================================================================================

NET ASSETS
    Accumulation units                       $108      $14,670          $708     $560,041           $92      $67,731
    Contracts in payout
      (annuitization) period                    -            -             -            -             -           22
                                    ---------------------------------------------------------------------------------
Total net assets                             $108      $14,670          $708     $560,041           $92      $67,753
                                    =================================================================================

Total number of mutual fund shares         13,419    1,643,031        78,863   57,609,909         9,474    6,907,479
                                    =================================================================================

Cost of mutual fund shares                   $113      $14,881          $702     $588,641           $97      $72,704
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                   GCG TRUST     GCG TRUST                  GCG TRUST
                                      GCG TRUST  INTERNATIONAL INTERNATIONAL   GCG TRUST  INTERNATIONAL  GCG TRUST
                                     HARD ASSETS    ENHANCED     ENHANCED    INTERNATIONAL   EQUITY       INTERNET
                                       ADVISOR        EAFE     EAFE ADVISOR     EQUITY       ADVISOR     TOLLKEEPER
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $97       $4,990          $165     $120,479          $254      $12,805
                                    ---------------------------------------------------------------------------------
Total assets                                   97        4,990           165      120,479           254       12,805

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            2             -            3
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            2             -            3
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $97       $4,990          $165     $120,477          $254      $12,802
                                    =================================================================================

NET ASSETS
    Accumulation units                        $97       $4,990          $165     $120,477          $254      $12,802
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $97       $4,990          $165     $120,477          $254      $12,802
                                    =================================================================================

Total number of mutual fund shares          9,842      602,666        19,839   17,486,179        36,824    2,690,088
                                    =================================================================================

Cost of mutual fund shares                    $95       $4,961          $166     $117,316          $254      $12,773
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                                              GCG TRUST  GCG TRUST J.P.
                                     GCG TRUST                               J.P. MORGAN     MORGAN      GCG TRUST
                                      INTERNET                   GCG TRUST     FLEMING       FLEMING       JANUS
                                     TOLLKEEPER    GCG TRUST     INVESTORS    SMALL CAP     SMALL CAP    GROWTH AND
                                       ADVISOR     INVESTORS      ADVISOR       EQUITY       ADVISOR       INCOME
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $53      $92,152          $297       $9,491          $511     $130,375
                                    ---------------------------------------------------------------------------------
Total assets                                   53       92,152           297        9,491           511      130,375

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -           16             -            1             -           30
                                    ---------------------------------------------------------------------------------
Total liabilities                               -           16             -            1             -           30
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $53      $92,136          $297       $9,490          $511     $130,345
                                    =================================================================================

NET ASSETS
    Accumulation units                        $53      $92,136          $297       $9,490          $511     $130,345
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $53      $92,136          $297       $9,490          $511     $130,345
                                    =================================================================================

Total number of mutual fund shares         11,189   11,490,287        37,008    1,198,388        64,524   18,107,685
                                    =================================================================================

Cost of mutual fund shares                    $57     $119,320          $297       $9,902          $520     $156,213
                                    =================================================================================

SEE ACCOMPANYING NOTES.




                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                      GCG TRUST                               GCG TRUST                  GCG TRUST
                                    JANUS GROWTH   GCG TRUST    GCG TRUST      LIMITED                     LIQUID
                                     AND INCOME    LARGE CAP     LARGE CAP     MATURITY    GCG TRUST       ASSET
                                       ADVISOR       VALUE     VALUE ADVISOR     BOND     LIQUID ASSET    ADVISOR
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                             $587     $295,742          $333     $559,019    $1,023,271       $1,800
                                    ---------------------------------------------------------------------------------
Total assets                                  587      295,742           333      559,019     1,023,271        1,800

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -           54             -           78            92            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -           54             -           78            92            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                   $587     $295,688          $333     $558,941    $1,023,179       $1,800
                                    =================================================================================

NET ASSETS
    Accumulation units                       $587     $295,688          $333     $558,749    $1,023,108       $1,800
    Contracts in payout
      (annuitization) period                    -            -             -          192            71            -
                                    ---------------------------------------------------------------------------------
Total net assets                             $587     $295,688          $333     $558,941    $1,023,179       $1,800
                                    =================================================================================

Total number of mutual fund shares         81,270   38,209,569        42,967   48,864,682 1,023,271,242    1,799,891
                                    =================================================================================

Cost of mutual fund shares                   $602     $364,544          $347     $550,029    $1,023,271       $1,800
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                   GCG TRUST                  GCG TRUST
                                      GCG TRUST      MANAGED     GCG TRUST     MID-CAP                   GCG TRUST
                                       MANAGED       GLOBAL       MID-CAP       GROWTH      GCG TRUST   REAL ESTATE
                                       GLOBAL       ADVISOR       GROWTH       ADVISOR     REAL ESTATE    ADVISOR
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                         $223,101          $50      $435,524         $549      $187,637         $276
                                    ---------------------------------------------------------------------------------
Total assets                              223,101           50       435,524          549       187,637          276

LIABILITIES
    Payable to Golden American
      Life Insurance Company                   17            -          (57)            -            30            -
                                    ---------------------------------------------------------------------------------
Total liabilities                              17            -          (57)            -            30            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $223,084          $50      $435,581         $549      $187,607         $276
                                    =================================================================================

NET ASSETS
    Accumulation units                   $222,985          $50      $435,520         $549      $187,529         $276
    Contracts in payout
      (annuitization) period                   99            -            61            -            78            -
                                    ---------------------------------------------------------------------------------
Total net assets                         $223,084          $50      $435,581         $549      $187,607         $276
                                    =================================================================================

Total number of mutual fund shares     26,911,933        5,981    59,989,440       75,620    12,534,302       18,400
                                    =================================================================================

Cost of mutual fund shares               $265,330          $51      $536,584         $558      $203,069         $278
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                                              GCG TRUST                  GCG TRUST
                                                    GCG TRUST    GCG TRUST     SPECIAL      GCG TRUST    STRATEGIC
                                      GCG TRUST     RESEARCH      SPECIAL     SITUATIONS    STRATEGIC      EQUITY
                                      RESEARCH      ADVISOR     SITUATIONS     ADVISOR       EQUITY       ADVISOR
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                         $421,026         $326       $21,800          $56      $139,837          $78
                                    ---------------------------------------------------------------------------------
Total assets                              421,026          326        21,800           56       139,837           78

LIABILITIES
    Payable to Golden American
      Life Insurance Company                  (9)            -             6            -          (15)            -
                                    ---------------------------------------------------------------------------------
Total liabilities                             (9)            -             6            -          (15)            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $421,035         $326       $21,794          $56      $139,852          $78
                                    =================================================================================

NET ASSETS
    Accumulation units                   $421,035         $326       $21,794          $56      $139,689          $78
    Contracts in payout
      (annuitization) period                    -            -             -            -           163            -
                                    ---------------------------------------------------------------------------------
Total net assets                         $421,035         $326       $21,794          $56      $139,852          $78
                                    =================================================================================

Total number of mutual fund shares     35,202,892       27,238     3,488,059        8,892    15,554,763        8,627
                                    =================================================================================

Cost of mutual fund shares               $624,498         $329       $29,152          $56      $139,701          $79
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                                                                         GCG TRUST
                                                   GCG TRUST                  GCG TRUST    GCG TRUST     VAN KAMPEN
                                                     TOTAL        GCG TRUST     VALUE      VAN KAMPEN    GROWTH AND
                                      GCG TRUST     RETURN         VALUE       EQUITY      GROWTH AND      INCOME
                                    TOTAL RETURN    ADVISOR        EQUITY      ADVISOR       INCOME        ADVISOR
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                         $853,368         $955      $173,253         $107      $554,615         $990
                                    ---------------------------------------------------------------------------------
Total assets                              853,368          955       173,253          107       554,615          990

LIABILITIES
    Payable to Golden American
      Life Insurance Company                  102            -            14            -             7            -
                                    ---------------------------------------------------------------------------------
Total liabilities                             102            -            14            -             7            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $853,266         $955      $173,239         $107      $554,608         $990
                                    =================================================================================

NET ASSETS
    Accumulation units                   $853,266         $955      $173,226         $107      $554,483         $990
    Contracts in payout
      (annuitization) period                    -            -            13            -           125            -
                                    ---------------------------------------------------------------------------------
Total net assets                         $853,266         $955      $173,239         $107      $554,608         $990
                                    =================================================================================

Total number of mutual fund shares     57,621,059       64,473    13,535,386        8,350    32,188,897       57,364
                                    =================================================================================

Cost of mutual fund shares               $940,003         $984      $206,816         $110      $733,160       $1,001
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                       AIM V.I.
                                        DENT                     AIM V.I.                   AIM V.I.     ALLIANCE
                                     DEMOGRAPHIC    AIM V.I.      CAPITAL     AIM V.I.      PREMIER      BERNSTEIN
                                       TRENDS        GROWTH    APPRECIATION  CORE EQUITY     EQUITY        VALUE
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                          $11,338         $848           $27          $41           $80       $2,709
                                    ---------------------------------------------------------------------------------
Total assets                               11,338          848            27           41            80        2,709

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    3            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               3            -             -            -             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                $11,335         $848           $27          $41           $80       $2,709
                                    =================================================================================

NET ASSETS
    Accumulation units                    $11,335         $848           $27          $41           $80       $2,709
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                          $11,335         $848           $27          $41           $80       $2,709
                                    =================================================================================

Total number of mutual fund shares      2,999,480       75,286         1,672        2,417         4,947      309,651
                                    =================================================================================

Cost of mutual fund shares                $13,467         $932           $34          $44           $87       $2,932
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                      ALLIANCE      ALLIANCE                  FIDELITY(R)   FIDELITY(R)  FIDELITY(R)
                                     GROWTH AND     PREMIER     FIDELITY(R)      VIP           VIP          VIP
                                       INCOME        GROWTH     VIP GROWTH   EQUITY-INCOME CONTRAFUND(R)  OVERSEAS
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                           $4,731       $2,094       $23,216      $23,855        $4,439           $9
                                    ---------------------------------------------------------------------------------
Total assets                                4,731        2,094        23,216       23,855         4,439            9

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    1            -             4            4             1            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               1            -             4            4             1            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                 $4,730       $2,094       $23,212      $23,851        $4,438           $9
                                    =================================================================================

NET ASSETS
    Accumulation units                     $4,730       $2,094       $23,212      $23,851        $4,438           $9
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                           $4,730       $2,094       $23,212      $23,851        $4,438           $9
                                    =================================================================================

Total number of mutual fund shares        286,931      121,132     1,000,254    1,325,264       247,315          848
                                    =================================================================================

Cost of mutual fund shares                 $5,706       $2,199       $24,417      $23,730        $4,720           $9
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                      FRANKLIN                                                           GALAXY VIP
                                      SMALL CAP                  GALAXY VIP                 GALAXY VIP      HIGH
                                        VALUE      GREENWICH      ASSET        GALAXY VIP   GROWTH AND     QUALITY
                                     SECURITIES   APPRECIATION  ALLOCATION      EQUITY       INCOME         BOND
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $17         $589          $631         $487          $122         $130
                                    ---------------------------------------------------------------------------------
Total assets                                   17          589           631          487           122          130

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $17         $589          $631         $487          $122         $130
                                    =================================================================================

NET ASSETS
    Accumulation units                        $17         $589          $631         $487          $122         $130
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $17         $589          $631         $487          $122         $130
                                    =================================================================================

Total number of mutual fund shares          1,814       33,520        52,433       43,112        15,339       11,785
                                    =================================================================================

Cost of mutual fund shares                    $20         $704          $875         $907          $171         $124
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                     GALAXY VIP
                                        SMALL       ING GET      ING GET      ING GET      ING GET      ING GET
                                       COMPANY       FUND -       FUND -       FUND -       FUND -       FUND -
                                       GROWTH       SERIES N     SERIES P     SERIES Q     SERIES R     SERIES S
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $57      $28,663      $142,429     $169,061      $170,561     $219,297
                                    ---------------------------------------------------------------------------------
Total assets                                   57       28,663       142,429      169,061       170,561      219,297

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            2       (1,417)           32            35           27
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            2       (1,417)           32            35           27
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $57      $28,661      $143,846     $169,029      $170,526     $219,270
                                    =================================================================================

NET ASSETS
    Accumulation units                        $57      $28,661      $143,846     $169,029      $170,526     $219,270
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $57      $28,661      $143,846     $169,029      $170,526     $219,270
                                    =================================================================================

Total number of mutual fund shares          7,252    2,832,289    13,991,036   16,838,766    16,887,183   21,777,267
                                    =================================================================================

Cost of mutual fund shares                    $90      $28,540      $140,492     $168,845      $169,204     $218,284
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                                 ING                     ING MFS(R)
                                                                               AMERICAN                   CAPITAL
                                       ING GET       ING GET                   CENTURY      ING J.P.   OPPORTUNITIES
                                        FUND -       FUND -      ING ALGER    SMALL CAP    MORGAN MID     (INITIAL
                                       SERIES T     SERIES U      GROWTH        VALUE      CAP VALUE      CLASS)
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                         $237,964       $1,048           $39           $2          $301       $1,280
                                    ---------------------------------------------------------------------------------
Total assets                              237,964        1,048            39            2           301        1,280

LIABILITIES
    Payable to Golden American
      Life Insurance Company                   16            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                              16            -             -            -             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $237,948       $1,048           $39           $2          $301       $1,280
                                    =================================================================================

NET ASSETS
    Accumulation units                   $237,948       $1,048           $39           $2          $301       $1,280
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                         $237,948       $1,048           $39           $2          $301       $1,280
                                    =================================================================================

Total number of mutual fund shares     23,514,212      104,710         5,928          214        32,577       67,567
                                    =================================================================================

Cost of mutual fund shares               $235,664       $1,047           $43           $2          $293       $1,561
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                      ING MFS(R)
                                       CAPITAL                                                             ING SALOMON
                                    OPPORTUNITIES   ING MFS(R)     ING OPCAP     ING PIMCO    ING SALOMON     BROS.
                                      (SERVICE       GLOBAL         BALANCED       TOTAL         BROS.      INVESTORS
                                       CLASS)        GROWTH         VALUE          RETURN       CAPITAL        VALUE
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $72          $75          $126         $593            $9           $4
                                    ---------------------------------------------------------------------------------
Total assets                                   72           75           126          593             9            4

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $72          $75          $126         $593            $9           $4
                                    =================================================================================

NET ASSETS
    Accumulation units                        $72          $75          $126         $593            $9           $4
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $72          $75          $126         $593            $9           $4
                                    =================================================================================

Total number of mutual fund shares          3,834        8,956        13,107       56,245           762          373
                                    =================================================================================

Cost of mutual fund shares                    $85          $75          $131         $599            $9           $4
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                   ING T. ROWE    ING UBS
                                     ING SCUDDER      PRICE       TACTICAL      ING VAN       ING VP
                                    INTERNATIONAL    GROWTH        ASSET        KAMPEN      WORLDWIDE       ING VP
                                       GROWTH        EQUITY     ALLOCATION     COMSTOCK      GROWTH          BOND
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                               $7         $144            $2       $1,737       $27,365      $49,597
                                    ---------------------------------------------------------------------------------
Total assets                                    7          144             2        1,737        27,365       49,597

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            -             7            7
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            -             7            7
                                    ---------------------------------------------------------------------------------

NET ASSETS                                     $7         $144            $2       $1,737       $27,358      $49,590
                                    =================================================================================

NET ASSETS
    Accumulation units                         $7         $144            $2       $1,737       $27,358      $49,590
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                               $7         $144            $2       $1,737       $27,358      $49,590
                                    =================================================================================

Total number of mutual fund shares            918        4,150            94      208,228     5,077,001    3,665,695
                                    =================================================================================

Cost of mutual fund shares                     $8         $162            $2       $1,730       $32,839      $49,791
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                     ING VP        ING VP        ING VP                    ING VP
                                       ING VP      INDEX PLUS      INDEX       INDEX PLUS  ING VP SMALL     VALUE
                                       GROWTH       LARGECAP     PLUS MIDCAP    SMALLCAP      COMPANY    OPPORTUNITY
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $46       $4,590        $5,910       $4,006          $156       $1,086
                                    ---------------------------------------------------------------------------------
Total assets                                   46        4,590         5,910        4,006           156        1,086

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            1             1            1             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            1             1            1             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $46       $4,589        $5,909       $4,005          $156       $1,086
                                    =================================================================================

NET ASSETS
    Accumulation units                        $46       $4,589        $5,909       $4,005          $156       $1,086
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $46       $4,589        $5,909       $4,005          $156       $1,086
                                    =================================================================================

Total number of mutual fund shares          6,680      423,812       499,540      403,834        13,756      111,346
                                    =================================================================================

Cost of mutual fund shares                    $50       $4,673        $6,054       $4,041          $209       $1,335
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                                  ING VP
                                                     ING VP          ING VP        LARGE        ING VP
                                       ING VP        GROWTH       INTERNATIONAL   COMPANY      LARGECAP       ING VP
                                     CONVERTIBLE   OPPORTUNITIES      VALUE        VALUE        GROWTH       MAGNACAP
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                           $1,034       $9,921           $42         $958        $1,006      $12,340
                                    ---------------------------------------------------------------------------------
Total assets                                1,034        9,921            42          958         1,006       12,340

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            3             -            -             -            2
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            3             -            -             -            2
                                    ---------------------------------------------------------------------------------

NET ASSETS                                 $1,034       $9,918           $42         $958        $1,006      $12,338
                                    =================================================================================

NET ASSETS
    Accumulation units                     $1,034       $9,918           $42         $958        $1,006      $12,338
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                           $1,034       $9,918           $42         $958        $1,006      $12,338
                                    =================================================================================

Total number of mutual fund shares        109,462    2,638,582         4,816      120,960       160,390    1,801,417
                                    =================================================================================

Cost of mutual fund shares                 $1,086      $12,343           $52       $1,116        $1,054      $14,542
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                       ING VP        ING VP     INVESCO VIF  INVESCO VIF
                                       MIDCAP       SMALLCAP    - FINANCIAL    - HEALTH    INVESCO VIF  INVESCO VIF
                                    OPPORTUNITIES OPPORTUNITIES  SERVICES      SCIENCES     - LEISURE   - UTILITIES
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $12      $30,125       $22,946      $30,564        $6,098       $7,784
                                    ---------------------------------------------------------------------------------
Total assets                                   12       30,125        22,946       30,564         6,098        7,784

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            7             5            6             1            1
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            7             5            6             1            1
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $12      $30,118       $22,941      $30,558        $6,097       $7,783
                                    =================================================================================

NET ASSETS
    Accumulation units                        $12      $30,118       $22,941      $30,558        $6,097       $7,783
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $12      $30,118       $22,941      $30,558        $6,097       $7,783
                                    =================================================================================

Total number of mutual fund shares          2,752    2,840,607     2,185,295    2,222,861       715,754      697,486
                                    =================================================================================

Cost of mutual fund shares                    $16      $42,110       $23,502      $32,262        $6,082       $7,988
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                   JANUS ASPEN               JANUS ASPEN
                                     JANUS ASPEN     SERIES     JANUS ASPEN    SERIES     OPPENHEIMER   OPPENHEIMER
                                       SERIES       FLEXIBLE      SERIES      WORLDWIDE      GLOBAL      STRATEGIC
                                      BALANCED       INCOME       GROWTH        GROWTH     SECURITIES       BOND
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                             $496         $283          $192       $3,535          $205          $16
                                    ---------------------------------------------------------------------------------
Total assets                                  496          283           192        3,535           205           16

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            1             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            1             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                   $496         $283          $192       $3,534          $205          $16
                                    =================================================================================

NET ASSETS
    Accumulation units                       $496         $283          $192       $3,534          $205          $16
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                             $496         $283          $192       $3,534          $205          $16
                                    =================================================================================

Total number of mutual fund shares         23,270       22,071        13,244      168,746        11,665        3,487
                                    =================================================================================

Cost of mutual fund shares                   $525         $273          $224       $3,639          $244          $16
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                     PIMCO
                                        PIMCO      STOCKSPLUS     PIONEER                    PIONEER      PIONEER
                                        HIGH       GROWTH AND  EQUITY-INCOME   PIONEER       MID-CAP       SMALL
                                        YIELD        INCOME         VCT        FUND VCT     VALUE VCT   COMPANY VCT
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                         $305,275     $181,641          $179      $20,067       $53,073       $3,418
                                    ---------------------------------------------------------------------------------
Total assets                              305,275      181,641           179       20,067        53,073        3,418

LIABILITIES
    Payable to Golden American
      Life Insurance Company                   38            4             -            3            11            1
                                    ---------------------------------------------------------------------------------
Total liabilities                              38            4             -            3            11            1
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $305,237     $181,637          $179      $20,064       $53,062       $3,417
                                    =================================================================================

NET ASSETS
    Accumulation units                   $305,237     $181,637          $179      $20,064       $53,062       $3,417
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                         $305,237     $181,637          $179      $20,064       $53,062       $3,417
                                    =================================================================================

Total number of mutual fund shares     42,576,723   25,044,953        11,764    1,315,882     3,571,539      376,869
                                    =================================================================================

Cost of mutual fund shares               $319,995     $240,989          $199      $21,406       $59,944       $3,947
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                                            PRUDENTIAL
                                                                                           SP JENNISON    PUTNAM VT
                                     PROFUND VP    PROFUND VP   PROFUND VP    PRUDENTIAL   INTERNATIONAL  GROWTH AND
                                        BULL       EUROPE 30     SMALL-CAP     JENNISON       GROWTH        INCOME
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                          $31,273      $15,629       $38,620      $37,756       $15,344       $1,662
                                    ---------------------------------------------------------------------------------
Total assets                               31,273       15,629        38,620       37,756        15,344        1,662

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    8            2             8            8             3            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               8            2             8            8             3            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                $31,265      $15,627       $38,612      $37,748       $15,341       $1,662
                                    =================================================================================

NET ASSETS
    Accumulation units                    $31,265      $15,627       $38,612      $37,748       $15,341       $1,662
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                          $31,265      $15,627       $38,612      $37,748       $15,341       $1,662
                                    =================================================================================

Total number of mutual fund shares      1,527,025      867,774     1,743,448    2,972,899     3,661,627       89,142
                                    =================================================================================

Cost of mutual fund shares                $32,082      $15,970       $40,061      $39,753       $15,921       $1,902
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                                                SMITH
                                      PUTNAM VT                                BARNEY                       SMITH
                                    INTERNATIONAL                            INTERNATIONAL SMITH BARNEY     BARNEY
                                     GROWTH AND     PUTNAM VT   SMITH BARNEY   ALL CAP       LARGE CAP      MONEY
                                       INCOME      VOYAGER II   HIGH INCOME     GROWTH         VALUE        MARKET
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                           $2,981       $1,645          $319         $201          $371         $143
                                    ---------------------------------------------------------------------------------
Total assets                                2,981        1,645           319          201           371          143

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                 $2,981       $1,645          $319         $201          $371         $143
                                    =================================================================================

NET ASSETS
    Accumulation units                     $2,981       $1,645          $319         $201          $371         $143
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                           $2,981       $1,645          $319         $201          $371         $143
                                    =================================================================================

Total number of mutual fund shares        357,012      470,066        50,922       22,831        28,077      142,697
                                    =================================================================================

Cost of mutual fund shares                 $3,378       $2,030          $533         $365          $563         $143
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                    UBS TACTICAL
                                     ALLOCATION
                                    --------------
ASSETS
    Investments in mutual funds at
      fair value                           $1,548
                                    --------------
Total assets                                1,548

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -
                                    --------------
Total liabilities                               -
                                    --------------

NET ASSETS                                 $1,548
                                    ==============

NET ASSETS
    Accumulation units                     $1,548
    Contracts in payout
      (annuitization) period                    -
                                    --------------
Total net assets                           $1,548
                                    ==============

Total number of mutual fund shares        159,134
                                    ==============

Cost of mutual fund shares                 $1,802
                                    ==============

SEE ACCOMPANYING NOTES.

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                     Golden American Life Insurance Company
                               Separate Account B

                             Statement of Operations

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                            GCG TRUST                  GCG TRUST    GCG TRUST
                                                               GCG TRUST      ASSET      GCG TRUST      CAPITAL      CAPITAL
                                                  GCG TRUST     ALL CAP     ALLOCATION    CAPITAL       GROWTH       GUARDIAN
                                                   ALL CAP      ADVISOR       GROWTH       GROWTH       ADVISOR     SMALL CAP
                                                 -------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $632         $-           $602           $-         $-            $523
                                                 -------------------------------------------------------------------------------
Total investment income                                  632          -            602            -          -             523

Expenses:
   Mortality and expense risk and other charges        4,742          -            929        4,657          -           6,716
     Annual administrative charges                       161          -             32          159          -             248
     Minimum death benefit guarantee charges               -          -              -            -          -               -
     Contingent deferred sales charges                   286          -             32          520          -             523
     Other contract charges                              481          -            120          154          -             368
     Amortization of deferred charges related
      to:
        Deferred sales load                                -          -              -            1          -               3
        Premium taxes                                      -          -              -            -          -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                         5,670          -          1,113        5,491          -           7,858
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                          (5,038)         -           (511)      (5,491)         -          (7,335)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments              (14,269)         -         (2,018)    (211,562)         -         (87,705)
Capital gains distributions                                2          -              -            -          -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                       (14,267)         -         (2,018)    (211,562)         -         (87,705)

Net unrealized appreciation (depreciation) of
   investments                                       (74,887)        (1)        (8,019)      97,211         (6)        (39,390)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                  $(94,192)       $(1)      $(10,548)   $(119,842)       $(6)      $(134,430)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                  GCG TRUST
                                                   CAPITAL
                                                   GUARDIAN                 GCG TRUST    GCG TRUST     GCG TRUST    GCG TRUST
                                                  SMALL CAP    GCG TRUST    CORE BOND    DEVELOPING   DEVELOPING   DIVERSIFIED
                                                   ADVISOR     CORE BOND     ADVISOR       WORLD     WORLD ADVISOR   MID-CAP
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-         $9,185        $16             $-         $-            $228
                                                 -------------------------------------------------------------------------------
Total investment income                                  -          9,185         16              -          -             228

Expenses:
   Mortality and expense risk and other charges          -          4,101          1          1,144          -           1,361
     Annual administrative charges                       -            124          -             50          -              43
     Minimum death benefit guarantee charges             -              -          -              -          -               -
     Contingent deferred sales charges                   -            185          -             93          -              62
     Other contract charges                              -            376          -             68          -             167
     Amortization of deferred charges related
      to:
        Deferred sales load                              -              1          -              1          -               -
        Premium taxes                                    -              -          -              -          -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -          4,787          1          1,356          -           1,633
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          4,398         15         (1,356)         -          (1,405)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -          1,692          -          1,932          -          (1,645)
Capital gains distributions                              -            545          1              -          -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -          2,237          1          1,932          -          (1,645)

Net unrealized appreciation (depreciation) of
   investments                                           1         10,717         (3)        (8,556)        (2)        (16,949)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                      $1        $17,352        $13        $(7,980)       $(2)       $(19,999)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                  GCG TRUST                 GCG TRUST                  GCG TRUST
                                                 DIVERSIFIED   GCG TRUST     EQUITY      GCG TRUST      EQUITY      GCG TRUST
                                                   MID-CAP       EQUITY      GROWTH        EQUITY       INCOME       EQUITY
                                                   ADVISOR       GROWTH      ADVISOR       INCOME       ADVISOR    OPPORTUNITY
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $3           $-         $5,698         $7            $437
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            3            -          5,698          7             437

Expenses:
   Mortality and expense risk and other charges          -           19            1          6,536          1           5,459
     Annual administrative charges                       -            1            -            217          -             191
     Minimum death benefit guarantee charges             -            -            -              3          -               -
     Contingent deferred sales charges                   -            -            -            413          -             459
     Other contract charges                              -            2            -            399          -             287
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -             18          -              12
        Premium taxes                                    -            -            -              -          -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           22            1          7,586          1           6,408
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          (19)          (1)        (1,888)         6          (5,971)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -          (88)           -        (15,791)         -        (150,767)
Capital gains distributions                              -            -            -          1,935          3               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -          (88)           -        (13,856)         3        (150,767)

Net unrealized appreciation (depreciation) of
   investments                                          (4)        (170)         (22)       (56,537)       (20)         21,921
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(4)       $(277)        $(23)      $(72,281)      $(11)      $(134,817)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                  GCG TRUST                                            GCG TRUST    GCG TRUST
                                                    EQUITY     GCG TRUST    GCG TRUST    GCG TRUST       FULLY     FUNDAMENTAL
                                                 OPPORTUNITY     FOCUS     FOCUS VALUE     FULLY        MANAGED       GROWTH
                                                   ADVISOR       VALUE       ADVISOR      MANAGED       ADVISOR       FOCUS
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $-           $-        $14,219          $10            $-
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            -            -         14,219           10             -

Expenses:
   Mortality and expense risk and other charges          -           33            -         13,275            1            11
     Annual administrative charges                       -            1            -            486            -             -
     Minimum death benefit guarantee charges             -            -            -              1            -             -
     Contingent deferred sales charges                   -            1            -            905            -             -
     Other contract charges                              -            4            -            881            -             1
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -             15            -             -
        Premium taxes                                    -            -            -              1            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           39            -         15,564            1            12
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          (39)           -         (1,345)           9           (12)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (201)           -          3,703            1           (17)
Capital gains distributions                              -            -            -         10,018            8             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (201)           -         13,721            9           (17)

Net unrealized appreciation (depreciation) of
   investments                                           -          (90)          (2)       (34,916)         (20)         (114)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                      $-        $(330)         $(2)      $(22,540)         $(2)        $(143)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                  GCG TRUST                 GCG TRUST
                                                 FUNDAMENTAL   GCG TRUST     GLOBAL                    GCG TRUST
                                                    GROWTH      GLOBAL      FRANCHISE    GCG TRUST      GROWTH      GCG TRUST
                                                   ADVISOR     FRANCHISE     ADVISOR       GROWTH       ADVISOR    HARD ASSETS
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $-           $-             $-         $-            $386
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            -            -              -          -             386

Expenses:
   Mortality and expense risk and other charges          -           70            1         11,796          -             912
     Annual administrative charges                       -            3            -            421          -              33
     Minimum death benefit guarantee charges             -            -            -              -          -               1
     Contingent deferred sales charges                   -            2            -          1,183          -              39
     Other contract charges                              -            9            -            545          -              42
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -              5          -               1
        Premium taxes                                    -            -            -              -          -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           84            1         13,950          -           1,028
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          (84)          (1)       (13,950)         -            (642)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (154)           -       (524,085)         -          (2,333)
Capital gains distributions                              -            -            -              -          -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (154)           -       (524,085)         -          (2,333)

Net unrealized appreciation (depreciation) of
   investments                                          (5)        (208)           6        244,425         (5)         (1,937)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(5)       $(446)          $5      $(293,610)       $(5)        $(4,912)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                               GCG TRUST    GCG TRUST                  GCG TRUST
                                                  GCG TRUST  INTERNATIONAL INTERNATIONAL  GCG TRUST  INTERNATIONAL   GCG TRUST
                                                 HARD ASSETS    ENHANCED     ENHANCED   INTERNATIONAL   EQUITY       INTERNET
                                                   ADVISOR        EAFE     EAFE ADVISOR    EQUITY       ADVISOR     TOLLKEEPER
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-          $13           $-         $1,039         $2              $-
                                                 -------------------------------------------------------------------------------
Total investment income                                  -           13            -          1,039          2               -

Expenses:
   Mortality and expense risk and other charges          -           31            -          2,195          1             142
     Annual administrative charges                       -            1            -             68          -               5
     Minimum death benefit guarantee charges             -            -            -              -          -               -
     Contingent deferred sales charges                   -            -            -            205          -               3
     Other contract charges                              -            5            -             81          -              19
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -              -          -               -
        Premium taxes                                    -            -            -              -          -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           37            -          2,549          1             169
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          (24)           -         (1,510)         1            (169)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (285)           -        (18,218)         -          (3,259)
Capital gains distributions                              -            -            -              -          -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (285)           -        (18,218)         -          (3,259)

Net unrealized appreciation (depreciation) of
   investments                                           1           29           (1)        (1,709)         -              32
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                      $1        $(280)         $(1)      $(21,437)        $1         $(3,396)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                         GCG TRUST  GCG TRUST J.P.
                                                  GCG TRUST                             J.P. MORGAN     MORGAN      GCG TRUST
                                                   INTERNET                 GCG TRUST     FLEMING       FLEMING       JANUS
                                                  TOLLKEEPER   GCG TRUST    INVESTORS    SMALL CAP     SMALL CAP    GROWTH AND
                                                   ADVISOR     INVESTORS     ADVISOR       EQUITY       ADVISOR       INCOME
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $771         $1           $-           $-            $527
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            771          1            -            -             527

Expenses:
   Mortality and expense risk and other charges          -          1,619          -           47            1           1,971
     Annual administrative charges                       -             45          -            2            -              69
     Minimum death benefit guarantee charges             -              -          -            -            -               -
     Contingent deferred sales charges                   -             98          -            1            -             130
     Other contract charges                              -            165          -            6            -             226
     Amortization of deferred charges related
      to:
        Deferred sales load                              -              -          -            -            -               -
        Premium taxes                                    -              -          -            -            -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -          1,927          -           56            1           2,396
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -         (1,156)         1          (56)          (1)         (1,869)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (2,693)         -          (90)           -          (4,040)
Capital gains distributions                              -              -          -            -            -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (2,693)         -          (90)           -          (4,040)

Net unrealized appreciation (depreciation) of
   investments                                          (4)       (23,933)         -         (411)          (9)        (22,039)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(4)      $(27,782)        $1        $(557)        $(10)       $(27,948)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                  GCG TRUST
                                                    JANUS                   GCG TRUST    GCG TRUST                   GCG TRUST
                                                  GROWTH AND   GCG TRUST    LARGE CAP     LIMITED                     LIQUID
                                                    INCOME     LARGE CAP      VALUE       MATURITY    GCG TRUST       ASSET
                                                   ADVISOR       VALUE       ADVISOR        BOND     LIQUID ASSET    ADVISOR
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $1           $695         $-        $16,692      $14,926          $2
                                                 -------------------------------------------------------------------------------
Total investment income                                  1            695          -         16,692       14,926           2

Expenses:
   Mortality and expense risk and other charges          1          4,710          1          7,274       16,952           4
     Annual administrative charges                       -            154          -            236          607           -
     Minimum death benefit guarantee charges             -              -          -              1            4           -
     Contingent deferred sales charges                   -            343          -            650       31,673           -
     Other contract charges                              -            473          -            352          686           -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -              -          -              7           20           -
        Premium taxes                                    -              -          -              1            7           -
                                                 -------------------------------------------------------------------------------
Total expenses                                           1          5,680          1          8,521       49,949           4
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -         (4,985)        (1)         8,171      (35,023)         (2)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -        (12,529)         -          5,336            -           -
Capital gains distributions                              -              -          -          1,065            -           -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -        (12,529)         -          6,401            -           -

Net unrealized appreciation (depreciation) of
   investments                                         (15)       (66,466)       (14)         9,830            -           -
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $(15)      $(83,980)      $(15)       $24,402     $(35,023)        $(2)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                               GCG TRUST               GCG TRUST
                                                  GCG TRUST     MANAGED     GCG TRUST   MID-CAP                    GCG TRUST
                                                   MANAGED      GLOBAL       MID-CAP     GROWTH       GCG TRUST   REAL ESTATE
                                                   GLOBAL       ADVISOR      GROWTH      ADVISOR     REAL ESTATE    ADVISOR
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $306         $-             $-         $-         $6,320          $7
                                                 -------------------------------------------------------------------------------
Total investment income                                  306          -              -          -          6,320           7

Expenses:
   Mortality and expense risk and other charges        3,679          -          9,857          -          2,682           -
     Annual administrative charges                       115          -            303          -            104           -
     Minimum death benefit guarantee charges               -          -              1          -              -           -
     Contingent deferred sales charges                   215          -            836          -            181           -
     Other contract charges                              267          -            578          -            184           -
     Amortization of deferred charges related
      to:
        Deferred sales load                                7          -              6          -              5           -
        Premium taxes                                      -          -              -          -              -           -
                                                 -------------------------------------------------------------------------------
Total expenses                                         4,283          -         11,581          -          3,156           -
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                          (3,977)         -        (11,581)         -          3,164           7

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments               (2,654)         -       (502,998)         -          3,631           -
Capital gains distributions                                -          -              -          -          1,891           2
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                        (2,654)         -       (502,998)         -          5,522           2

Net unrealized appreciation (depreciation) of
   investments                                       (50,119)        (2)        41,552         (9)       (16,719)         (2)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                  $(56,750)       $(2)     $(473,027)       $(9)       $(8,033)         $7
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                        GCG TRUST                   GCG TRUST
                                                               GCG TRUST    GCG TRUST     SPECIAL      GCG TRUST    STRATEGIC
                                                   GCG TRUST    RESEARCH     SPECIAL     SITUATIONS    STRATEGIC     EQUITY
                                                   RESEARCH     ADVISOR     SITUATIONS    ADVISOR       EQUITY       ADVISOR
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                          $2,140         $-             $-         $-             $-          $-
                                                 -------------------------------------------------------------------------------
Total investment income                                2,140          -              -          -              -           -

Expenses:
   Mortality and expense risk and other charges        8,315          -            411          -          3,062           -
     Annual administrative charges                       274          -             17          -            104           -
     Minimum death benefit guarantee charges               -          -              -          -              -           -
     Contingent deferred sales charges                   895          -             23          -            320           -
     Other contract charges                              398          -             53          -            184           -
     Amortization of deferred charges related
      to:
        Deferred sales load                                1          -              -          -              2           -
        Premium taxes                                      -          -              -          -              -           -
                                                 -------------------------------------------------------------------------------
Total expenses                                         9,883          -            504          -          3,672           -
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                          (7,743)         -           (504)         -         (3,672)          -

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments             (159,946)         -         (1,565)         -       (113,239)          -
Capital gains distributions                                -          -              -          -              -           -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                      (159,946)         -         (1,565)         -       (113,239)          -

Net unrealized appreciation (depreciation) of
   investments                                         3,501         (3)        (6,229)        (1)        38,088          (1)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                 $(164,188)       $(3)       $(8,298)       $(1)      $(78,823)        $(1)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                                                    GCG TRUST
                                                               GCG TRUST                 GCG TRUST    GCG TRUST     VAN KAMPEN
                                                  GCG TRUST      TOTAL      GCG TRUST      VALUE      VAN KAMPEN    GROWTH AND
                                                    TOTAL        RETURN       VALUE        EQUITY     GROWTH AND      INCOME
                                                    RETURN      ADVISOR       EQUITY      ADVISOR       INCOME       ADVISOR
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                         $19,811        $18         $1,325         $1         $5,457          $6
                                                 -------------------------------------------------------------------------------
Total investment income                               19,811         18          1,325          1          5,457           6

Expenses:
   Mortality and expense risk and other charges       13,476          1          3,024          -         10,153           1
     Annual administrative charges                       457          -            102          -            334           -
     Minimum death benefit guarantee charges               -          -              -          -              -           -
     Contingent deferred sales charges                 1,115          -            279          -          1,058           -
     Other contract charges                              705          -            150          -            323           -
     Amortization of deferred charges related
      to:
        Deferred sales load                                5          -              3          -             18           -
        Premium taxes                                      1          -              -          -              1           -
                                                 -------------------------------------------------------------------------------
Total expenses                                        15,759          1          3,558          -         11,887           1
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                           4,052         17         (2,233)         1         (6,430)          5

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  295          1        (11,165)         -         (9,833)          1
Capital gains distributions                              409          -              -          -              -           -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           704          1        (11,165)         -         (9,833)          1

Net unrealized appreciation (depreciation) of
   investments                                       (67,592)       (29)       (27,107)        (3)      (100,836)        (12)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                  $(62,836)      $(11)      $(40,505)       $(2)     $(117,099)        $(6)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                   AIM V.I.
                                                     DENT                    AIM V.I.                   AIM V.I.     ALLIANCE
                                                 DEMOGRAPHIC    AIM V.I.     CAPITAL      AIM V.I.      PREMIER      BERNSTEIN
                                                    TRENDS       GROWTH    APPRECIATION CORE EQUITY     EQUITY         VALUE
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                              $-         $-           $-           $-           $-            $3
                                                 -------------------------------------------------------------------------------
Total investment income                                    -          -            -            -            -             3

Expenses:
   Mortality and expense risk and other charges          140         11            -            -            -            26
     Annual administrative charges                         5          -            -            -            -             1
     Minimum death benefit guarantee charges               -          -            -            -            -             -
     Contingent deferred sales charges                     3          -            -            -            -             -
     Other contract charges                               11          -            -            -            -             -
     Amortization of deferred charges related
      to:
        Deferred sales load                                -          -            -            -            -             -
        Premium taxes                                      -          -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           159         11            -            -            -            27
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                            (159)       (11)           -            -            -           (24)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments               (1,222)      (108)           -            -            -           (19)
Capital gains distributions                                -          -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                        (1,222)      (108)           -            -            -           (19)

Net unrealized appreciation (depreciation) of
   investments                                        (2,117)      (102)          (7)          (3)          (7)         (241)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                   $(3,498)     $(221)         $(7)         $(3)         $(7)        $(284)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                   ALLIANCE     ALLIANCE    FIDELITY(R)  FIDELITY(R)   FIDELITY(R)  FIDELITY(R)
                                                  GROWTH AND    PREMIER                     VIP           VIP          VIP
                                                    INCOME       GROWTH     VIP GROWTH  EQUITY-INCOME CONTRAFUND(R)  OVERSEAS
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $144           $-           $1         $102          $11          $-
                                                 -------------------------------------------------------------------------------
Total investment income                                  144            -            1          102           11           -

Expenses:
   Mortality and expense risk and other charges           54           25          114          140           44           -
     Annual administrative charges                         1            1            5            5            1           -
     Minimum death benefit guarantee charges               -            -            -            -            -           -
     Contingent deferred sales charges                     3            -            4            4            1           -
     Other contract charges                                -            -            8            6            -           -
     Amortization of deferred charges related
      to:
        Deferred sales load                                -            -            -            -            -           -
        Premium taxes                                      -            -            -            -            -           -
                                                 -------------------------------------------------------------------------------
Total expenses                                            58           26          131          155           46           -
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                              86          (26)        (130)         (53)         (35)          -

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  (72)        (413)        (725)      (1,606)         (35)          -
Capital gains distributions                                -            -            -            -            -           -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           (72)        (413)        (725)      (1,606)         (35)          -

Net unrealized appreciation (depreciation) of
   investments                                        (1,016)        (166)      (1,237)          62         (331)          -
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                   $(1,002)       $(605)     $(2,092)     $(1,597)       $(401)         $-
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                                                                    GALAXY VIP
                                                  FRANKLIN                  GALAXY VIP                GALAXY VIP       HIGH
                                                  SMALL CAP    GREENWICH      ASSET      GALAXY VIP   GROWTH AND     QUALITY
                                                    VALUE     APPRECIATION  ALLOCATION     EQUITY       INCOME         BOND
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-          $10          $20           $1           $-            $6
                                                 -------------------------------------------------------------------------------
Total investment income                                  -           10           20            1            -             6

Expenses:
   Mortality and expense risk and other charges          -            9           15           10            2             2
     Annual administrative charges                       -            1            1            1            -             -
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            -            1            -             -
     Other contract charges                              -            -            -            -            -             -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           10           16           12            2             2
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -            -            4          (11)          (2)            4

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -          (11)        (192)         (84)          (5)            2
Capital gains distributions                              -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -          (11)        (192)         (84)          (5)            2

Net unrealized appreciation (depreciation) of
   investments                                          (3)        (130)         (40)        (126)         (42)            3
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(3)       $(141)       $(228)       $(221)        $(49)           $9
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                  GALAXY VIP
                                                    SMALL       ING GET      ING GET      ING GET      ING GET       ING GET
                                                   COMPANY       FUND -       FUND -       FUND -       FUND -        FUND -
                                                    GROWTH      SERIES N     SERIES P     SERIES Q     SERIES R      SERIES S
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-         $396         $109       $3,320         $2,458      $1,400
                                                 -------------------------------------------------------------------------------
Total investment income                                  -          396          109        3,320          2,458       1,400

Expenses:
   Mortality and expense risk and other charges          1          597        3,008        2,883          2,050       1,464
     Annual administrative charges                       -            8       (1,381)          42             36          28
     Minimum death benefit guarantee charges             -            -            -            -              -           -
     Contingent deferred sales charges                   -           16           95           60             52          40
     Other contract charges                              -            -            -            -              -           -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -              -           -
        Premium taxes                                    -            -            -            -              -           -
                                                 -------------------------------------------------------------------------------
Total expenses                                           1          621        1,722        2,985          2,138       1,532
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                            (1)        (225)      (1,613)         335            320        (132)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                 (7)           1          (70)          (3)            48         (15)
Capital gains distributions                              -            -            -            -              -           -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                          (7)           1          (70)          (3)            48         (15)

Net unrealized appreciation (depreciation) of
   investments                                         (23)        (538)       1,644          217          1,356       1,013
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $(31)       $(762)        $(39)        $549         $1,724        $866
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                            ING                     ING MFS(R)
                                                                                          AMERICAN                   CAPITAL
                                                   ING GET      ING GET                   CENTURY      ING J.P.   OPPORTUNITIES
                                                    FUND -       FUND -      ING ALGER   SMALL CAP    MORGAN MID     (INITIAL
                                                   SERIES T     SERIES U      GROWTH       VALUE       CAP VALUE      CLASS)
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                             $26         $-           $-           $-           $1              $-
                                                 -------------------------------------------------------------------------------
Total investment income                                   26          -            -            -            1               -

Expenses:
   Mortality and expense risk and other charges          304          -            -            -            1              17
     Annual administrative charges                        17          -            -            -            -               -
     Minimum death benefit guarantee charges               -          -            -            -            -               -
     Contingent deferred sales charges                     3          -            -            -            -               -
     Other contract charges                                -          -            -            -            -               -
     Amortization of deferred charges related
      to:
        Deferred sales load                                -          -            -            -            -               -
        Premium taxes                                      -          -            -            -            -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           324          -            -            -            1              17
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                            (298)         -            -            -            -             (17)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                    8          -            -            -           (4)            (59)
Capital gains distributions                                -          -            -            -            -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                             8          -            -            -           (4)            (59)

Net unrealized appreciation (depreciation) of
   investments                                         2,300          -           (4)           -            7            (329)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $2,010         $-          $(4)          $-           $3           $(405)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                   ING MFS(R)
                                                   CAPITAL                                                         ING SALOMON
                                                 OPPORTUNITIES  ING MFS(R)  ING OPCAP     ING PIMCO   ING SALOMON      BROS.
                                                   (SERVICE      GLOBAL      BALANCED      TOTAL         BROS.      INVESTORS
                                                    CLASS)       GROWTH       VALUE        RETURN       CAPITAL        VALUE
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $-           $-          $14           $-            $-
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            -            -           14            -             -

Expenses:
   Mortality and expense risk and other charges          -            -            -            1            -             -
     Annual administrative charges                       -            -            -            -            -             -
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            -            -            -             -
     Other contract charges                              -            -            -            -            -             -
     Amortization of deferred charges related
       to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -            -            -            1            -             -
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -            -            -           13            -             -

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -            -            -            1            -             -
Capital gains distributions                              -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -            -            -            1            -             -

Net unrealized appreciation (depreciation) of
   investments                                         (13)           -           (5)          (5)           -             -
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $(13)          $-          $(5)          $9           $-            $-
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                               ING T. ROWE   ING UBS
                                                  ING SCUDDER     PRICE     TACTICAL     ING VAN       ING VP
                                                 INTERNATIONAL   GROWTH       ASSET       KAMPEN      WORLDWIDE      ING VP
                                                    GROWTH       EQUITY    ALLOCATION    COMSTOCK      GROWTH         BOND
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $-           $-           $7           $4        $1,391
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            -            -            7            4         1,391

Expenses:
   Mortality and expense risk and other charges          -            -            -            4          443           220
     Annual administrative charges                       -            -            -            -           16            11
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            -            1           16            33
     Other contract charges                              -            -            -            -           65            21
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -            -            -            5          540           285
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -            -            -            2         (536)        1,106

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -            -            -            -       (2,830)          134
Capital gains distributions                              -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -            -            -            -       (2,830)          134

Net unrealized appreciation (depreciation) of
   investments                                           -          (19)           -            7       (4,792)         (195)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                      $-         $(19)          $-           $9      $(8,158)       $1,045
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                 ING VP       ING VP       ING VP                    ING VP
                                                    ING VP     INDEX PLUS   INDEX PLUS   INDEX PLUS  ING VP SMALL    VALUE
                                                    GROWTH      LARGECAP      MIDCAP      SMALLCAP      COMPANY    OPPORTUNITY
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $4          $11          $10           $1            $3
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            4           11           10            1             3

Expenses:
   Mortality and expense risk and other charges          -           34           57           40            1            14
     Annual administrative charges                       -            1            1            1            -             1
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            1            1            -             -
     Other contract charges                              -            -            -            -            -             -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           35           59           42            1            15
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          (31)         (48)         (32)           -           (12)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (505)        (505)        (416)          (5)          (45)
Capital gains distributions                              -            -            -           22            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (505)        (505)        (394)          (5)          (45)

Net unrealized appreciation (depreciation) of
   investments                                          (5)        (104)        (180)         (90)         (53)         (250)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(5)       $(640)       $(733)       $(516)        $(58)        $(307)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                          ING VP
                                                                 ING VP       ING VP      LARGE         ING VP
                                                    ING VP       GROWTH    INTERNATIONAL  COMPANY      LARGECAP       ING VP
                                                 CONVERTIBLE  OPPORTUNITIES   VALUE        VALUE        GROWTH        MAGNACAP
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                           $23             $-         $-           $9           $4             $99
                                                 -------------------------------------------------------------------------------
Total investment income                                 23              -          -            9            4              99

Expenses:
   Mortality and expense risk and other charges         11            141          -           10           13             166
     Annual administrative charges                       -              5          -            -            -               5
     Minimum death benefit guarantee charges             -              -          -            -            -               -
     Contingent deferred sales charges                   -              4          -            -            -               8
     Other contract charges                              -             20          -            -            -              16
     Amortization of deferred charges related
      to:
        Deferred sales load                              -              -          -            -            -               -
        Premium taxes                                    -              -          -            -            -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                          11            170          -           10           13             195
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                            12           (170)         -           (1)          (9)            (96)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                (15)          (662)         -          (40)        (292)           (437)
Capital gains distributions                              -              -          -            -            -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                         (15)          (662)         -          (40)        (292)           (437)

Net unrealized appreciation (depreciation) of
   investments                                         (53)        (2,425)       (10)        (163)         (52)         (2,222)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $(56)       $(3,257)      $(10)       $(204)       $(353)        $(2,755)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                    ING VP        ING VP    INVESCO VIF  INVESCO VIF
                                                    MIDCAP       SMALLCAP   - FINANCIAL   - HEALTH     INVESCO VIF  INVESCO VIF
                                                 OPPORTUNITIES OPPORTUNITIES  SERVICES     SCIENCES     - LEISURE   - UTILITIES
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-             $-         $148           $-           $-           $40
                                                 -------------------------------------------------------------------------------
Total investment income                                  -              -          148            -            -            40

Expenses:
   Mortality and expense risk and other charges          -            408          211          389           33            58
     Annual administrative charges                       -             12            8           12            1             2
     Minimum death benefit guarantee charges             -              -            -            -            -             -
     Contingent deferred sales charges                   -              8            7           10            1             2
     Other contract charges                              -             65           18           23            5             6
     Amortization of deferred charges related
      to:
        Deferred sales load                              -              -            -            -            -             -
        Premium taxes                                    -              -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -            493          244          434           40            68
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -           (493)         (96)        (434)         (40)          (28)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (1,185)      (1,999)      (4,162)        (157)         (205)
Capital gains distributions                              -              -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (1,185)      (1,999)      (4,162)        (157)         (205)

Net unrealized appreciation (depreciation) of
   investments                                          (4)       (12,282)        (590)      (1,617)          16          (198)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(4)      $(13,960)     $(2,685)     $(6,213)       $(181)        $(431)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                                          JANUS
                                                               JANUS ASPEN                ASPEN
                                                  JANUS ASPEN    SERIES     JANUS ASPEN   SERIES     OPPENHEIMER   OPPENHEIMER
                                                    SERIES      FLEXIBLE      SERIES     WORLDWIDE      GLOBAL      STRATEGIC
                                                   BALANCED      INCOME       GROWTH      GROWTH      SECURITIES      BOND
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $8           $6           $-          $21           $-            $-
                                                 -------------------------------------------------------------------------------
Total investment income                                  8            6            -           21            -             -

Expenses:
   Mortality and expense risk and other charges          2            1            1           60            1             -
     Annual administrative charges                       -            -            -            1            -             -
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            -            -            -             -
     Other contract charges                              -            -            -            -            -             -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           2            1            1           61            1             -
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             6            5           (1)         (40)          (1)            -

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                 (3)           -            -         (682)          (6)           (1)
Capital gains distributions                              -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                          (3)           -            -         (682)          (6)           (1)

Net unrealized appreciation (depreciation) of
   investments                                         (29)          10          (32)        (169)         (38)            1
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $(26)         $15         $(33)       $(891)        $(45)           $-
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                 PIMCO
                                                               STOCKSPLUS    PIONEER                    PIONEER      PIONEER
                                                  PIMCO HIGH   GROWTH AND  EQUITY-INCOME  PIONEER       MID-CAP       SMALL
                                                    YIELD        INCOME        VCT        FUND VCT     VALUE VCT   COMPANY VCT
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                         $21,664       $5,561           $3         $124         $195            $1
                                                 -------------------------------------------------------------------------------
Total investment income                               21,664        5,561            3          124          195             1

Expenses:
   Mortality and expense risk and other charges        4,283        3,303            1          191          584            39
     Annual administrative charges                       133           96            -            5           23             1
     Minimum death benefit guarantee charges               -            -            -            -            -             -
     Contingent deferred sales charges                   340          374            -            3           18             -
     Other contract charges                              248          151            -           23           48             -
     Amortization of deferred charges related
      to:
        Deferred sales load                                1            1            -            -            -             -
        Premium taxes                                      -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                         5,005        3,925            1          222          673            40
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                          16,659        1,636            2          (98)        (478)          (39)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments              (18,706)     (63,970)           -       (1,493)      (1,011)          (35)
Capital gains distributions                                -            -            -            -        1,087             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                       (18,706)     (63,970)           -       (1,493)          76           (35)

Net unrealized appreciation (depreciation) of
   investments                                        (3,581)      10,124          (21)      (1,359)      (6,968)         (577)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                   $(5,628)    $(52,210)        $(19)     $(2,950)     $(7,370)        $(651)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                                       PRUDENTIAL
                                                                                                      SP JENNISON   PUTNAM VT
                                                   PROFUND VP  PROFUND VP   PROFUND VP   PRUDENTIAL  INTERNATIONAL  GROWTH AND
                                                     BULL      EUROPE 30    SMALL-CAP     JENNISON      GROWTH        INCOME
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                              $-           $-           $-           $-           $-           $19
                                                 -------------------------------------------------------------------------------
Total investment income                                    -            -            -            -            -            19

Expenses:
   Mortality and expense risk and other charges          422          151          516          691          251            19
     Annual administrative charges                        19            3           17           20            8             -
     Minimum death benefit guarantee charges               -            -            -            -            -             -
     Contingent deferred sales charges                    20           31           58           28           12             -
     Other contract charges                               27            6           37           82           26             -
     Amortization of deferred charges related
      to:
        Deferred sales load                                -            -            -            -            -             -
        Premium taxes                                      -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           488          191          628          821          297            19
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                            (488)        (191)        (628)        (821)        (297)            -

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments               (7,045)      (1,793)      (6,274)     (12,816)      (2,827)          (30)
Capital gains distributions                                -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                        (7,045)      (1,793)      (6,274)     (12,816)      (2,827)          (30)

Net unrealized appreciation (depreciation) of
   investments                                        (1,022)        (425)      (1,582)      (2,790)        (897)         (254)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                   $(8,555)     $(2,409)     $(8,484)    $(16,427)     $(4,021)        $(284)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                           SMITH
                                                  PUTNAM VT                               BARNEY                      SMITH
                                                 INTERNATIONAL                SMITH     INTERNATIONAL SMITH BARNEY    BARNEY
                                                  GROWTH AND   PUTNAM VT   BARNEY HIGH    ALL CAP      LARGE CAP      MONEY
                                                    INCOME     VOYAGER II     INCOME       GROWTH        VALUE        MARKET
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $6           $-          $82           $2          $18            $2
                                                 -------------------------------------------------------------------------------
Total investment income                                  6            -           82            2           18             2

Expenses:
   Mortality and expense risk and other charges         34           19            5            3            7             2
     Annual administrative charges                       1            1            -            -            -             -
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            -            -            -             8
     Other contract charges                              -            -            -            -            -             -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                          35           20            5            3            7            10
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                           (29)         (20)          77           (1)          11            (8)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                (12)          (8)         (33)          (9)         (24)            -
Capital gains distributions                              -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                         (12)          (8)         (33)          (9)         (24)            -

Net unrealized appreciation (depreciation) of
   investments                                        (412)        (431)         (62)         (67)        (133)            -
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                   $(453)       $(459)        $(18)        $(77)       $(146)          $(8)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                     UBS
                                                   TACTICAL
                                                  ALLOCATION
                                                 --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $5
                                                 --------------
Total investment income                                  5

Expenses:
   Mortality and expense risk and other charges         17
     Annual administrative charges                       -
     Minimum death benefit guarantee charges             -
     Contingent deferred sales charges                   -
     Other contract charges                              -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -
        Premium taxes                                    -
                                                 --------------
Total expenses                                          17
                                                 --------------
Net investment income (loss)                           (12)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                (15)
Capital gains distributions                              -
                                                 --------------
Net realized gain (loss) on investments and
   capital gains distributions                         (15)

Net unrealized appreciation (depreciation) of
   investments                                        (299)
                                                 --------------

Net increase (decrease) in net assets resulting
   from operations                                   $(326)
                                                 ==============

SEE ACCOMPANYING NOTES.


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                    Golden American Life Insurance Company
                               Separate Account B

                       Statements of Changes in Net Assets

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                                GCG TRUST              GCG TRUST    GCG TRUST
                                                                    GCG TRUST     ASSET     GCG TRUST   CAPITAL      CAPITAL
                                                       GCG TRUST     ALL CAP   ALLOCATION    CAPITAL    GROWTH       GUARDIAN
                                                        ALL CAP      ADVISOR     GROWTH       GROWTH    ADVISOR      SMALL CAP
                                                     ---------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                           $104,883           $-      $4,696     $463,399           $-   $422,097
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                            (818)           -         (27)      (7,708)           -     (7,294)
    Net realized gain (loss) on investments and
        capital gains distributions                         (209)           -         (61)     (21,430)           -   (283,317)
    Net unrealized appreciation (depreciation) of
        investments                                       (2,272)           -        (644)     (46,715)           -    276,874
                                                     ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                        (3,299)           -        (732)     (75,853)           -    (13,737)

Changes from principal transactions:
    Purchase payments                                    110,856            -      30,995       40,288            -     72,626
    Contract distributions and terminations               (9,054)           -        (753)     (22,815)           -    (19,753)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               95,928            -      15,035       (9,586)           -     19,278
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           1            1            -          2
                                                     ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                           197,730            -      45,278        7,888            -     72,153
                                                     ---------------------------------------------------------------------------
Total increase (decrease)                                194,431            -      44,546      (67,965)           -     58,416
                                                     ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                          299,314            -      49,242      395,434            -    480,513

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                          (5,038)           -        (511)      (5,491)           -     (7,335)
    Net realized gain (loss) on investments and
        capital gains distributions                      (14,267)           -      (2,018)    (211,562)           -    (87,705)
    Net unrealized appreciation (depreciation) of
        investments                                      (74,887)          (1)     (8,019)      97,211           (6)   (39,390)
                                                     ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                       (94,192)          (1)    (10,548)    (119,842)          (6)  (134,430)

Changes from principal transactions:
    Purchase payments                                     83,489          136      11,948       22,649          150     64,429
    Contract distributions and terminations              (12,299)           -      (2,730)     (16,524)           -    (23,540)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net              (28,572)          41        (671)     (34,948)           4    (45,826)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -          -
                                                     ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            42,618          177       8,547      (28,823)         154     (4,937)
                                                     ---------------------------------------------------------------------------
Total increase (decrease)                                (51,574)         176      (2,001)    (148,665)         148   (139,367)
                                                     ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                         $247,740         $176     $47,241     $246,769         $148   $341,146
                                                     ===========================================================================

SEE ACCOMPANYING NOTES.



                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                       GCG TRUST
                                                        CAPITAL                                             GCG TRUST
                                                       GUARDIAN                  GCG TRUST    GCG TRUST    DEVELOPING    GCG TRUST
                                                       SMALL CAP    GCG TRUST    CORE BOND    DEVELOPING      WORLD     DIVERSIFIED
                                                        ADVISOR     CORE BOND     ADVISOR        WORLD       ADVISOR      MID-CAP
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-       $40,000           $-      $54,398            $-      $11,358
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -          (857)           -         (422)            -         (408)
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (1,057)           -       (8,712)            -         (602)
    Net unrealized appreciation (depreciation) of
        investments                                            -         2,969            -        4,320             -          668
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -         1,055            -       (4,814)            -         (342)

Changes from principal transactions:
    Purchase payments                                          -        45,161            -       11,440             -       33,892
    Contract distributions and terminations                    -        (3,062)           -       (3,183)            -         (956)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -        31,839            -       13,624             -       13,862
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             3            -            1             -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -        73,941            -       21,882             -       46,798
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -        74,996            -       17,068             -       46,456
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -       114,996            -       71,466             -       57,814

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -         4,398           15       (1,356)            -       (1,405)
    Net realized gain (loss) on investments and
        capital gains distributions                            -         2,237            1        1,932             -       (1,645)
    Net unrealized appreciation (depreciation) of
        investments                                            1        10,717           (3)      (8,556)           (2)     (16,949)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             1        17,352           13       (7,980)           (2)     (19,999)

Changes from principal transactions:
    Purchase payments                                         85       135,019          872       11,601            81       38,230
    Contract distributions and terminations                    -       (11,442)           -       (4,659)            -       (3,572)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  235       169,200          107      (10,428)            -       18,686
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -             -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               320       292,777          979       (3,486)           81       53,344
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    321       310,129          992      (11,466)           79       33,345
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $321      $425,125         $992      $60,000           $79      $91,159
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.



                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                       GCG TRUST                              GCG TRUST                  GCG TRUST
                                                      DIVERSIFIED   GCG TRUST    GCG TRUST     EQUITY      GCG TRUST      EQUITY
                                                        MID-CAP      EMERGING      EQUITY      GROWTH        EQUITY       INCOME
                                                        ADVISOR      MARKETS       GROWTH      ADVISOR       INCOME       ADVISOR
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-       $19,953           $-           $-    $ 291,793            $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -           (46)           -            -          814             -
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (1,106)           -            -       (1,482)            -
    Net unrealized appreciation (depreciation) of
        investments                                            -           898            -            -         (822)            -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -          (254)           -            -       (1,490)            -

Changes from principal transactions:                                                      -            -       78,113             -
    Purchase payments                                          -           305            -            -      (19,657)            -
    Contract distributions and terminations                    -          (580)           -            -       68,000             -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -       (19,424)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            4             -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -       (19,699)           -            -      126,460             -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -       (19,953)           -            -      124,970             -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -             -            -            -      416,763             -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -             -          (19)          (1)      (1,888)            6
    Net realized gain (loss) on investments and
        capital gains distributions                            -             -          (88)           -      (13,856)            3
    Net unrealized appreciation (depreciation) of
        investments                                           (4)            -         (170)         (22)     (56,537)          (20)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            (4)            -         (277)         (23)     (72,281)          (11)

Changes from principal transactions:
    Purchase payments                                        136             -        2,518          468       85,631           591
    Contract distributions and terminations                    -             -          (48)           -      (20,848)            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   88             -        2,169           13          403            60
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            2             -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               224             -        4,639          481       65,188           651
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    220             -        4,362          458       (7,093)          640
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $220            $-       $4,362         $458     $409,670          $640
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                                    GCG TRUST                                            GCG TRUST
                                                       GCG TRUST     EQUITY                   GCG TRUST     GCG TRUST     FULLY
                                                        EQUITY     OPPORTUNITY   GCG TRUST   FOCUS VALUE      FULLY       MANAGED
                                                      OPPORTUNITY    ADVISOR    FOCUS VALUE    ADVISOR       MANAGED      ADVISOR
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                           $477,934            $-           $-           $-     $345,651            $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                          (7,700)            -            -            -        7,691             -
    Net realized gain (loss) on investments and
        capital gains distributions                      (15,294)            -            -            -       21,548             -
    Net unrealized appreciation (depreciation) of
        investments                                      (50,801)            -            -            -        1,318             -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                       (73,795)            -            -            -       30,557             -

Changes from principal transactions:
    Purchase payments                                     75,117             -            -            -      146,482             -
    Contract distributions and terminations              (21,611)            -            -            -      (26,120)            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net              (17,438)            -            -            -      148,392             -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  2             -            -            -            9             -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            36,070             -            -            -      268,763             -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                (37,725)            -            -            -      299,320             -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                          440,209             -            -            -      644,971             -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                          (5,971)            -          (39)           -       (1,345)            9
    Net realized gain (loss) on investments and
        capital gains distributions                     (150,767)            -         (201)           -       13,721             9
    Net unrealized appreciation (depreciation) of
        investments                                       21,921             -          (90)          (2)     (34,916)          (20)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                      (134,817)            -         (330)          (2)     (22,540)           (2)

Changes from principal transactions:
    Purchase payments                                     34,448            32        3,044           23      223,105           900
    Contract distributions and terminations              (17,174)            -          (96)           -      (43,624)            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net              (41,715)            2        3,313           27      133,166            (4)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  3             -            -            -            1             -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                           (24,438)           34        6,261           50      312,648           896
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                               (159,255)           34        5,931           48      290,108           894
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                         $280,954           $34       $5,931          $48     $935,079          $894
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                                    GCG TRUST                GCG TRUST
                                                       GCG TRUST   FUNDAMENTAL   GCG TRUST    GLOBAL                    GCG TRUST
                                                      FUNDAMENTAL     GROWTH      GLOBAL     FRANCHISE    GCG TRUST      GROWTH
                                                     GROWTH FOCUS    ADVISOR     FRANCHISE    ADVISOR       GROWTH       ADVISOR
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-            $-           $-           $-   $1,474,980           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -             -            -            -      (21,671)           -
    Net realized gain (loss) on investments and
        capital gains distributions                            -             -            -            -     (652,014)           -
    Net unrealized appreciation (depreciation) of
        investments                                            -             -            -            -      196,709            -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -             -            -            -     (476,976)           -

Changes from principal transactions:
    Purchase payments                                          -             -            -            -      150,918            -
    Contract distributions and terminations                    -             -            -            -      (53,998)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -             -            -            -      (92,035)           -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            3            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -             -            -            -        4,888            -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -             -            -            -     (472,088)           -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -             -            -            -    1,002,892            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (12)            -          (84)          (1)     (13,950)           -
    Net realized gain (loss) on investments and
        capital gains distributions                          (17)            -         (154)           -     (524,085)           -
    Net unrealized appreciation (depreciation) of
        investments                                         (114)           (5)        (208)           6      244,425           (5)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (143)           (5)        (446)           5     (293,610)          (5)

Changes from principal transactions:
    Purchase payments                                      1,709            99        7,816          690       56,919           68
    Contract distributions and terminations                  (21)            -         (161)           -      (35,962)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                1,197            14        7,461           13     (170,198)          29
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             2,885           113       15,116          703     (149,241)          97
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                  2,742           108       14,670          708     (442,851)          92
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                           $2,742          $108      $14,670         $708     $560,041          $92
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                                                              GCG TRUST     GCG TRUST
                                                       GCG TRUST                 GCG TRUST  INTERNATIONAL INTERNATIONAL  GCG TRUST
                                                        GROWTH      GCG TRUST   HARD ASSETS   ENHANCED      ENHANCED   INTERNATIONAL
                                                        ADVISOR    HARD ASSETS    ADVISOR       EAFE      EAFE ADVISOR    EQUITY
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-       $41,509           $-           $-           $-     $194,618
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -          (662)           -            -            -       (3,180)
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (1,681)           -            -            -      (66,811)
    Net unrealized appreciation (depreciation) of
        investments                                            -        (3,365)           -            -            -       30,006
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -        (5,708)           -            -            -      (39,985)

Changes from principal transactions:
    Purchase payments                                          -         6,781            -            -            -       21,029
    Contract distributions and terminations                    -        (1,927)           -            -            -       (7,978)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -        (7,446)           -            -            -      (23,623)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -        (2,592)           -            -            -      (10,572)
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -        (8,300)           -            -            -      (50,557)
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -        33,209            -            -            -      144,061

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -          (642)           -          (24)           -       (1,510)
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (2,333)           -         (285)           -      (18,218)
    Net unrealized appreciation (depreciation) of
        investments                                           (5)       (1,937)           1           29           (1)      (1,709)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            (5)       (4,912)           1         (280)          (1)     (21,437)

Changes from principal transactions:
    Purchase payments                                         68        10,388           63        2,749          166       15,966
    Contract distributions and terminations                    -        (2,996)           -          (61)           -       (6,869)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   29        32,064           33        2,582            -      (11,244)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                97        39,456           96        5,270          166       (2,147)
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                     92        34,544           97        4,990          165      (23,584)
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                              $92       $67,753          $97       $4,990         $165     $120,477
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                                                                         GCG TRUST
                                                      GCG TRUST                  GCG TRUST                             J.P. MORGAN
                                                     INTERNATIONAL   GCG TRUST    INTERNET                 GCG TRUST      FLEMING
                                                        EQUITY       INTERNET    TOLLKEEPER   GCG TRUST    INVESTORS     SMALL CAP
                                                        ADVISOR     TOLLKEEPER    ADVISOR     INVESTORS     ADVISOR       EQUITY
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-            $-           $-      $21,558           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -           (27)           -         (325)           -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            -          (152)           -         (368)           -            -
    Net unrealized appreciation (depreciation) of
        investments                                            -            (1)           -       (3,000)           -            -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -          (180)           -       (3,693)           -            -

Changes from principal transactions:
    Purchase payments                                          -         3,417            -       41,981            -            -
    Contract distributions and terminations                    -           (36)           -       (2,329)           -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -         2,188            -       33,883            -            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -         5,569            -       73,535            -            -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -         5,389            -       69,842            -            -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -         5,389            -       91,400            -            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               1          (169)           -       (1,156)           1          (56)
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (3,259)           -       (2,693)           -          (90)
    Net unrealized appreciation (depreciation) of
        investments                                            -            32           (4)     (23,933)           -         (411)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             1        (3,396)          (4)     (27,782)           1         (557)

Changes from principal transactions:
    Purchase payments                                        218         7,425           42       33,925          267        5,453
    Contract distributions and terminations                    -          (281)           -       (3,916)           -         (116)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   35         3,665           15       (1,491)          29        4,710
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               253        10,809           57       28,518          296       10,047
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    254         7,413           53          736          297        9,490
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $254       $12,802          $53      $92,136         $297       $9,490
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                     GCG TRUST J.P                 GCG TRUST
                                                        MORGAN      GCG TRUST      JANUS                   GCG TRUST     GCG TRUST
                                                        FLEMING       JANUS      GROWTH AND   GCG TRUST    LARGE CAP      LIMITED
                                                       SMALL CAP    GROWTH AND     INCOME     LARGE CAP      VALUE       MATURITY
                                                        ADVISOR       INCOME      ADVISOR       VALUE       ADVISOR        BOND
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-       $12,726           $-      $98,545           $-     $200,958
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -          (420)           -       (2,813)           -        8,924
    Net realized gain (loss) on investments and
        capital gains distributions                            -          (175)           -         (343)           -        4,818
    Net unrealized appreciation (depreciation) of
        investments                                            -        (3,724)           -       (1,637)           -        3,378
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -        (4,319)           -       (4,793)           -       17,120

Changes from principal transactions:
    Purchase payments                                          -        56,119            -      114,157            -       94,671
    Contract distributions and terminations                    -        (1,615)           -       (6,489)           -      (16,054)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -        29,809            -       74,069            -       67,367
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -        84,313            -      181,737            -      145,984
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -        79,994            -      176,944            -      163,104
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -        92,720            -      275,489            -      364,062

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (1)       (1,869)           -       (4,985)          (1)       8,171
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (4,040)           -      (12,529)           -        6,401
    Net unrealized appreciation (depreciation) of
        investments                                           (9)      (22,039)         (15)     (66,466)         (14)       9,830
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from               (10)      (27,948)         (15)     (83,980)         (15)      24,402
        operations

Changes from principal transactions:
    Purchase payments                                        462        55,155          541       90,790          307       96,571
    Contract distributions and terminations                    -        (4,880)           -      (11,843)           -      (30,028)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   59        15,298           61       25,232           41      103,934
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               521        65,573          602      104,179          348      170,477
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    511        37,625          587       20,199          333      194,879
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $511      $130,345         $587     $295,688         $333     $558,941
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                      GCG TRUST               GCG TRUST                  GCG TRUST
                                                                       LIQUID    GCG TRUST      MANAGED    GCG TRUST      MID-CAP
                                                       GCG TRUST       ASSET      MANAGED       GLOBAL      MID-CAP       GROWTH
                                                      LIQUID ASSET    ADVISOR      GLOBAL      ADVISOR       GROWTH      ADVISOR
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                             $679,666         $-      $228,347           $-   $1,158,061           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                            (1,253)         -        (3,832)           -      (14,522)           -
    Net realized gain (loss) on investments and
        capital gains distributions                              -          -       (98,932)           -     (607,476)           -
    Net unrealized appreciation (depreciation) of
        investments                                              -          -        72,788            -      312,790            -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (1,253)         -       (29,976)           -     (309,208)           -

Changes from principal transactions:
    Purchase payments                                      591,523          -        58,076            -      180,227            -
    Contract distributions and terminations               (449,815)         -       (10,294)           -      (45,653)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                251,363          -         4,232            -      (55,138)           -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                    1          -             3            -            1            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             393,072          -        52,017            -       79,437            -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                  391,819          -        22,041            -     (229,771)           -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                          1,071,485          -       250,388            -      928,290            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                           (35,023)        (2)       (3,977)           -      (11,581)           -
    Net realized gain (loss) on investments and
        capital gains distributions                              -          -        (2,654)           -     (502,998)           -
    Net unrealized appreciation (depreciation) of
        investments                                              -          -       (50,119)          (2)      41,552           (9)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                         (35,023)        (2)      (56,750)          (2)    (473,027)          (9)

Changes from principal transactions:
    Purchase payments                                      454,243      3,191        48,234           31       86,280          231
    Contract distributions and terminations               (594,093)         -       (12,917)           -      (30,288)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                126,567     (1,389)       (5,872)          21      (75,674)         327
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                    -          -             1            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             (13,283)     1,802        29,446           52      (19,682)         558
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                  (48,306)     1,800       (27,304)          50     (492,709)         549
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                         $1,023,179     $1,800      $223,084          $50     $435,581         $549
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)





                                                       GCG TRUST                 GCG TRUST                 GCG TRUST    GCG TRUST
                                                        MARKET      GCG TRUST   REAL ESTATE   GCG TRUST     RESEARCH     SPECIAL
                                                        MANAGER    REAL ESTATE    ADVISOR      RESEARCH     ADVISOR     SITUATIONS
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                            $6,619      $100,303           $-     $800,528           $-       $5,891
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                           (545)        2,682            -      (11,613)           -         (241)
    Net realized gain (loss) on investments and
        capital gains distributions                       3,429         6,128            -        2,768            -         (359)
    Net unrealized appreciation (depreciation) of
        investments                                      (3,695)       (3,608)           -     (178,581)           -         (769)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                         (811)        5,202            -     (187,426)           -       (1,369)

Changes from principal transactions:
    Purchase payments                                      (168)       23,104            -       98,910            -       12,758
    Contract distributions and terminations                 (10)       (4,974)           -      (32,070)           -         (535)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net              (5,630)        2,531            -      (42,232)           -        7,580
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             3            -            1            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                           (5,808)       20,664            -       24,609            -       19,803
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                (6,619)       25,866            -     (162,817)           -       18,434
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                               -       126,169            -      637,711            -       24,325

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -         3,164            7       (7,743)           -         (504)
    Net realized gain (loss) on investments and
        capital gains distributions                           -         5,522            2     (159,946)           -       (1,565)
    Net unrealized appreciation (depreciation) of
        investments                                           -       (16,719)          (2)       3,501           (3)      (6,229)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            -        (8,033)           7     (164,188)          (3)      (8,298)

Changes from principal transactions:
    Purchase payments                                         -        44,924          243       51,406          254        6,311
    Contract distributions and terminations                   -        (8,734)           -      (28,260)           -         (834)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   -        33,281           26      (75,634)          75          290
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                -        69,471          269      (52,488)         329        5,767
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                     -        61,438          276     (216,676)         326       (2,531)
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                              $-      $187,607         $276     $421,035         $326      $21,794
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)





                                                      GCG TRUST                   GCG TRUST                GCG TRUST
                                                       SPECIAL      GCG TRUST     STRATEGIC    GCG TRUST     TOTAL      GCG TRUST
                                                      SITUATIONS    STRATEGIC      EQUITY       TOTAL        RETURN       VALUE
                                                       ADVISOR       EQUITY        ADVISOR      RETURN      ADVISOR       EQUITY
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                $-     $359,734            $-     $608,868           $-     $180,722
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -       (5,301)            -       21,062            -       (1,768)
    Net realized gain (loss) on investments and
        capital gains distributions                           -     (127,454)            -       17,228            -          265
    Net unrealized appreciation (depreciation) of
        investments                                           -       52,004             -      (46,531)           -      (14,146)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            -      (80,751)            -       (8,241)           -      (15,649)

Changes from principal transactions:
    Purchase payments                                         -       38,833             -      174,830            -       32,137
    Contract distributions and terminations                   -      (13,819)            -      (38,220)           -       (9,292)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   -      (44,615)            -       56,153            -       11,120
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -            -             -            4            -            1
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                -      (19,601)            -      192,767            -       33,966
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                     -     (100,352)            -      184,526            -       18,317
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                               -      259,382             -      793,394            -      199,039

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -       (3,672)            -        4,052           17       (2,233)
    Net realized gain (loss) on investments and
        capital gains distributions                           -     (113,239)            -          704            1      (11,165)
    Net unrealized appreciation (depreciation) of
        investments                                          (1)      38,088            (1)     (67,592)         (29)     (27,107)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           (1)     (78,823)           (1)     (62,836)         (11)     (40,505)

Changes from principal transactions:
    Purchase payments                                        36       15,000            61      155,432          976       24,266
    Contract distributions and terminations                   -       (9,725)            -      (47,311)           -       (9,725)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  21      (45,983)           18       14,587          (10)         164
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -            1             -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               57      (40,707)           79      122,708          966       14,705
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    56     (119,530)           78       59,872          955      (25,800)
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $56     $139,852           $78     $853,266         $955     $173,239
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                                 GCG TRUST
                                                                    GCG TRUST   VAN KAMPEN     AIM V.I.
                                                       GCG TRUST    VAN KAMPEN    GROWTH &      DENT                     AIM V.I.
                                                     VALUE EQUITY   GROWTH AND     INCOME    DEMOGRAPHIC    AIM V.I.     CAPITAL
                                                        ADVISOR       INCOME      ADVISOR       TRENDS       GROWTH    APPRECIATION
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                $-      $860,338           $-           $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -       (11,298)           -           (3)           -            -
    Net realized gain (loss) on investments and
        capital gains distributions                           -        30,166            -            3            -            -
    Net unrealized appreciation (depreciation) of
        investments                                           -      (137,786)           -          (12)          18            -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            -      (118,918)           -          (12)          18            -

Changes from principal transactions:
    Purchase payments                                         -        70,829            -          404          137            -
    Contract distributions and terminations                   -       (39,067)           -           (5)          (1)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   -       (41,139)           -        3,163          289            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             6            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                -        (9,371)           -        3,562          425            -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                     -      (128,289)           -        3,550          443            -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                               -       732,049            -        3,550          443            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              1        (6,430)           5         (159)         (11)           -
    Net realized gain (loss) on investments and
        capital gains distributions                           -        (9,833)           1       (1,222)        (108)           -
    Net unrealized appreciation (depreciation) of
        investments                                          (3)     (100,836)         (12)      (2,117)        (102)          (7)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           (2)     (117,099)          (6)      (3,498)        (221)          (7)

Changes from principal transactions:
    Purchase payments                                        62        44,218          960        9,229          663           24
    Contract distributions and terminations                   -       (36,216)           -         (233)         (18)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  47       (68,345)          36        2,287          (19)          10
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             1            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from          109       (60,342)         996       11,283          626           34
        principal transactions
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                   107      (177,441)         990        7,785          405           27
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                            $107      $554,608         $990      $11,335         $848          $27
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                                      AIM V.I.    ALLIANCE     ALLIANCE     ALLIANCE   FIDELITY(R)
                                                        AIM V.I.      PREMIER     BERNSTEIN    GROWTH AND    PREMIER        VIP
                                                      CORE EQUITY     EQUITY       VALUE        INCOME       GROWTH       GROWTH
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                $-            $-           $-           $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -             -           (2)          (4)          (3)          (2)
    Net realized gain (loss) on investments and
        capital gains distributions                           -             -           (5)          (3)          (6)          (4)
    Net unrealized appreciation (depreciation) of
        investments                                           -             -           18           41           61           36
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            -             -           11           34           52           30

Changes from principal transactions:
    Purchase payments                                         -             -          463        1,467          921          578
    Contract distributions and terminations                   -             -           (1)          (3)          (1)         (12)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   -             -          122          155          119           97
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                -             -          584        1,619        1,039          663
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                     -             -          595        1,653        1,091          693
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                               -             -          595        1,653        1,091          693

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -             -          (24)          86          (26)        (130)
    Net realized gain (loss) on investments and
        capital gains distributions                           -             -          (19)         (72)        (413)        (725)
    Net unrealized appreciation (depreciation) of
        investments                                          (3)           (7)        (241)      (1,016)        (166)      (1,237)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           (3)           (7)        (284)      (1,002)        (605)      (2,092)

Changes from principal transactions:
    Purchase payments                                        41            69        1,019        3,457          942       13,555
    Contract distributions and terminations                   -             -          (44)        (100)         (74)        (197)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   3            18        1,423          722          740       11,253
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               44            87        2,398        4,079        1,608       24,611
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    41            80        2,114        3,077        1,003       22,519
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $41           $80       $2,709       $4,730       $2,094      $23,212
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                                                                FRANKLIN
                                                        FIDELITY(R)   FIDELITY(R)  FIDELITY(R)  SMALL CAP                 GALAXY VIP
                                                           VIP           VIP          VIP         VALUE      GREENWICH      ASSET
                                                      EQUITY-INCOME  CONTRAFUND(R)  OVERSEAS    SECURITIES  APPRECIATION  ALLOCATION
                                                      ------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-           $-           $-         $831       $1,387
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (5)          (3)           -            -           (7)           5
    Net realized gain (loss) on investments and
        capital gains distributions                           (4)           -            -            -            1          (14)
    Net unrealized appreciation (depreciation) of
        investments                                           63           51            -            -          (46)        (136)
                                                      ------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            54           48            -            -          (52)        (145)

Changes from principal transactions:
    Purchase payments                                      1,658        1,001            -            -            5          105
    Contract distributions and terminations                  (10)          (2)           -            -          (44)         (76)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  247          136            -            -          (17)         (11)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -            -            -            -
                                                      ------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             1,895        1,135            -            -          (56)          18
                                                      ------------------------------------------------------------------------------
Total increase (decrease)                                  1,949        1,183            -            -         (108)        (127)
                                                      ------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                            1,949        1,183            -            -          723        1,260

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (53)         (35)           -            -            -            4
    Net realized gain (loss) on investments and
        capital gains distributions                       (1,606)         (35)           -            -          (11)        (192)
    Net unrealized appreciation (depreciation) of
        investments                                           62         (331)           -           (3)        (130)         (40)
                                                      ------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                        (1,597)        (401)           -           (3)        (141)        (228)

Changes from principal transactions:
    Purchase payments                                     12,283        3,038            9           20           15            1
    Contract distributions and terminations                 (287)         (57)           -            -           (5)         (25)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               11,503          675            -            -           (3)        (377)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -            -            -            -
                                                      ------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            23,499        3,656            9           20            7         (401)
                                                      ------------------------------------------------------------------------------
Total increase (decrease)                                 21,902        3,255            9           17         (134)        (629)
                                                      ------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                          $23,851       $4,438           $9          $17         $589         $631
                                                      ==============================================================================

SEE ACCOMPANYING NOTES.



                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                                 GALAXY VIP   GALAXY VIP
                                                                    GALAXY VIP      HIGH        SMALL      ING GET      ING GET
                                                       GALAXY VIP   GROWTH AND    QUALITY      COMPANY       FUND -       FUND -
                                                         EQUITY       INCOME        BOND        GROWTH      SERIES N     SERIES P
                                                      ------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                             $1,071        $ 284          $78          $72           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (20)          (4)           5           (1)          28          (79)
    Net realized gain (loss) on investments and
        capital gains distributions                          (45)          (9)           1           (1)          72            -
    Net unrealized appreciation (depreciation) of
        investments                                         (162)         (14)           1            1          661          293
                                                      ------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (227)         (27)           7           (1)         761          214

Changes from principal transactions:
    Purchase payments                                         87           48           33            9        1,687        6,196
    Contract distributions and terminations                  (87)         (11)          (4)           -         (135)        (202)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  (37)         (93)          38            4       28,555      146,837
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -            -            -            -
                                                      ------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               (37)         (56)          67           13       30,107      152,831
                                                      ------------------------------------------------------------------------------
Total increase (decrease)                                   (264)         (83)          74           12       30,868      153,045
                                                      ------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                              807          201          152           84       30,868      153,045

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (11)          (2)           4           (1)        (225)      (1,613)
    Net realized gain (loss) on investments and
        capital gains distributions                          (84)          (5)           2           (7)           1          (70)
    Net unrealized appreciation (depreciation) of
        investments                                         (126)         (42)           3          (23)        (538)       1,644
                                                      ------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (221)         (49)           9          (31)        (762)         (39)

Changes from principal transactions:
    Purchase payments                                         15            4            -           12           (8)        (437)
    Contract distributions and terminations                  (33)         (14)          (4)          (5)        (792)      (3,496)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  (81)         (20)         (27)          (3)        (645)      (5,227)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -            -            -            -
                                                      ------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               (99)         (30)         (31)           4       (1,445)      (9,160)
                                                      ------------------------------------------------------------------------------
Total increase (decrease)                                   (320)         (79)         (22)         (27)      (2,207)      (9,199)
                                                      ------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $487         $122         $130          $57      $28,661     $143,846
                                                      ==============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                        ING GET      ING GET      ING GET     ING GET      ING GET
                                                         FUND -       FUND -      FUND -       FUND -       FUND -      ING ALGER
                                                        SERIES Q     SERIES R    SERIES S     SERIES T     SERIES U      GROWTH
                                                      -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-           $-          $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -            -            -           -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            -            -            -           -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                            -            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -            -            -           -            -            -

Changes from principal transactions:
    Purchase payments                                          -            -            -           -            -            -
    Contract distributions and terminations                    -            -            -           -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                1,904            -            -           -            -            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             1,904            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                  1,904            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                            1,904            -            -           -            -            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             335          320         (132)       (298)           -            -
    Net realized gain (loss) on investments and
        capital gains distributions                           (3)          48          (15)          8            -            -
    Net unrealized appreciation (depreciation) of
        investments                                          217        1,356        1,013       2,300            -           (4)
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           549        1,724          866       2,010            -           (4)

Changes from principal transactions:
    Purchase payments                                      2,717        2,413        3,067       6,518          466           43
    Contract distributions and terminations               (2,304)      (2,081)      (1,591)       (152)           -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net              166,163      168,470      216,928     229,572          582            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                           166,576      168,802      218,404     235,938        1,048           43
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                167,125      170,526      219,270     237,948        1,048           39
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                         $169,029     $170,526     $219,270    $237,948       $1,048          $39
                                                      =============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                          ING                   ING MFS(R)     ING MFS(R)
                                                        AMERICAN                  CAPITAL      CAPITAL
                                                        CENTURY      ING J.P.  OPPORTUNITIES OPPORTUNITIES   ING MFS(R)  ING OPCAP
                                                       SMALL CAP    MORGAN MID   (INITIAL       (SERVICE      GLOBAL      BALANCED
                                                         VALUE      CAP VALUE     CLASS)         CLASS)       GROWTH       VALUE
                                                      -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-           $-          $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -            -           (2)          -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            -            -           (2)          -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                            -            -           48           -            -            -
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -            -           44           -            -            -

Changes from principal transactions:
    Purchase payments                                          -            -          625           -            -            -
    Contract distributions and terminations                    -            -           (3)          -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -            -           32           -            -            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -            -          654           -            -            -
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                      -            -          698           -            -            -
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -            -          698           -            -            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -            -          (17)          -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            -           (4)         (59)          -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                            -            7         (329)        (13)           -           (5)
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -            3         (405)        (13)           -           (5)

Changes from principal transactions:
    Purchase payments                                          2          140          717          85           66          131
    Contract distributions and terminations                    -            -          (25)          -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -          158          295           -            9            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 2          298          987          85           75          131
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                      2          301          582          72           75          126
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                               $2         $301       $1,280         $72          $75         $126
                                                      =============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                       ING     ING SALOMON                ING T. ROWE   ING UBS
                                                        ING PIMCO    SALOMON      BROS.      ING SCUDDER    PRICE       TACTICAL
                                                         TOTAL        BROS.     INVESTORS   INTERNATIONAL   GROWTH       ASSET
                                                         RETURN      CAPITAL      VALUE        GROWTH       EQUITY     ALLOCATION
                                                      -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-          $-           $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -            -           -            -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            -            -           -            -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                            -            -           -            -            -            -
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -            -           -            -            -            -

Changes from principal transactions:
    Purchase payments                                          -            -           -            -            -            -
    Contract distributions and terminations                    -            -           -            -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -            -           -            -            -            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -            -           -            -            -            -
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                      -            -           -            -            -            -
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -            -           -            -            -            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              13            -           -            -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            1            -           -            -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                           (5)           -           -            -          (19)           -
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             9            -           -            -          (19)           -

Changes from principal transactions:
    Purchase payments                                        585            9           4            7          163            -
    Contract distributions and terminations                    -            -           -            -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   (1)           -           -            -            -            2
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               584            9           4            7          163            2
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                    593            9           4            7          144            2
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $593           $9          $4           $7         $144           $2
                                                      =============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                        ING VAN      ING VP                                  ING VP       ING VP
                                                         KAMPEN     WORLDWIDE       ING VP        ING VP    INDEX PLUS   INDEX PLUS
                                                        COMSTOCK     GROWTH          BOND         GROWTH     LARGECAP      MIDCAP
                                                      ----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-      $ 5,554          $-           $-           $-          $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -         (237)          -            -            2          (2)
    Net realized gain (loss) on investments and
        capital gains distributions                            -       (1,558)          -            -           (4)         (5)
    Net unrealized appreciation (depreciation) of
        investments                                            -         (466)          -            -           21          35
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -       (2,261)          -            -           19          28

Changes from principal transactions:
    Purchase payments                                          -       12,903           -            -          834         684
    Contract distributions and terminations                    -         (485)          -            -            -           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -        4,303           -            -          (41)        108
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -           -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -       16,721           -            -          793         792
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                      -       14,460           -            -          812         820
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -       20,014           -            -          812         820

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               2         (536)      1,106            -          (31)        (48)
    Net realized gain (loss) on investments and
        capital gains distributions                            -       (2,830)        134            -         (505)       (505)
    Net unrealized appreciation (depreciation) of
        investments                                            7       (4,792)       (195)          (5)        (104)       (180)
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             9       (8,158)      1,045           (5)        (640)       (733)

Changes from principal transactions:
    Purchase payments                                      1,591       15,820      11,426           51        3,070       4,161
    Contract distributions and terminations                  (13)        (673)       (720)           -          (85)        (74)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  150          355      37,839            -        1,432       1,735
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -           -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             1,728       15,502      48,545           51        4,417       5,822
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                  1,737        7,344      49,590           46        3,777       5,089
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                           $1,737      $27,358     $49,590          $46       $4,589      $5,909
                                                      ============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                         ING VP      ING VP       ING VP                   ING VP       ING VP
                                                       INDEX PLUS     SMALL       VALUE       ING VP       GROWTH    INTERNATIONAL
                                                        SMALLCAP     COMPANY   OPPORTUNITY  CONVERTIBLE  OPPORTUNITIES   VALUE
                                                      ----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-          $-           $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (2)           -          (1)          (4)         (27)           -
    Net realized gain (loss) on investments and
        capital gains distributions                           (2)           -          (1)           5         (189)           -
    Net unrealized appreciation (depreciation) of
        investments                                           55            -           -            2            3            -
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            51            -          (2)           3         (213)           -

Changes from principal transactions:
    Purchase payments                                        489            -         289          146        3,287            -
    Contract distributions and terminations                    -            -           -            -          (61)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  140            -          11           45        2,206            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               629            -         300          191        5,432            -
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                    680            -         298          194        5,219            -
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                              680            -         298          194        5,219            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (32)           -         (12)          12         (170)           -
    Net realized gain (loss) on investments and
        capital gains distributions                         (394)          (5)        (45)         (15)        (662)           -
    Net unrealized appreciation (depreciation) of
        investments                                          (90)         (53)       (250)         (53)      (2,425)         (10)
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (516)         (58)       (307)         (56)      (3,257)         (10)

Changes from principal transactions:
    Purchase payments                                      3,269          237         981          673        6,716           52
    Contract distributions and terminations                  (43)           -         (24)         (11)        (246)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  615          (23)        138          234        1,486            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             3,841          214       1,095          896        7,956           52
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                  3,325          156         788          840        4,699           42
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                           $4,005         $156      $1,086       $1,034       $9,918          $42
                                                      ============================================================================



SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                         ING VP
                                                         LARGE      ING VP                      ING VP      ING VP    INVESCO VIF
                                                        COMPANY     LARGECAP      ING VP        MIDCAP     SMALLCAP   - FINANCIAL
                                                         VALUE       GROWTH      MAGNACAP  OPPORTUNITIES OPPORTUNITIES  SERVICES
                                                      ----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-          $-           $-           $-          $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (1)          (2)         (6)           -          (80)          5
    Net realized gain (loss) on investments and
        capital gains distributions                            2            -          (8)           -         (918)         25
    Net unrealized appreciation (depreciation) of
        investments                                            4            3          20            -          297          33
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             5            1           6            -         (701)         63

Changes from principal transactions:
    Purchase payments                                        343          488       3,746            -        8,651         822
    Contract distributions and terminations                   (1)           -        (117)           -         (133)         (4)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                 (191)          44       1,767            -        6,620       1,523
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -           -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               151          532       5,396            -       15,138       2,341
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                    156          533       5,402            -       14,437       2,404
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                              156          533       5,402            -       14,437       2,404

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (1)          (9)        (96)           -         (493)        (96)
    Net realized gain (loss) on investments and
        capital gains distributions                          (40)        (292)       (437)           -       (1,185)     (1,999)
    Net unrealized appreciation (depreciation) of
        investments                                         (163)         (52)     (2,222)          (4)     (12,282)       (590)
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (204)        (353)     (2,755)          (4)     (13,960)     (2,685)

Changes from principal transactions:
    Purchase payments                                        575          719       7,453           16       24,037      11,708
    Contract distributions and terminations                  (15)         (40)       (335)           -         (584)       (419)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  446          147       2,573            -        6,188      11,933
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -           -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             1,006          826       9,691           16       29,641      23,222
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                    802          473       6,936           12       15,681      20,537
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $958       $1,006     $12,338          $12      $30,118     $22,941
                                                      ============================================================================



SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                                                         JANUS ASPEN    JANUS
                                                       INVESCO VIF   INVESCO                JANUS ASPEN     SERIES      ASPEN
                                                        - HEALTH       VIF -   INVESCO VIF     SERIES      FLEXIBLE     SERIES
                                                        SCIENCES     LEISURE   - UTILITIES    BALANCED      INCOME      GROWTH
                                                      ----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-          $-           $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              22            -           3            -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                           16            -           4            -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                          (81)           -          (6)           -            -            -
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           (43)           -           1            -            -            -

Changes from principal transactions:
    Purchase payments                                      1,234            -         325            -            -            -
    Contract distributions and terminations                  (55)           -           -            -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                9,654            -         638            -            -            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            10,833            -         963            -            -            -
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                 10,790            -         964            -            -            -
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                           10,790            -         964            -            -            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                            (434)         (40)        (28)           6            5           (1)
    Net realized gain (loss) on investments and
        capital gains distributions                       (4,162)        (157)       (205)          (3)           -            -
    Net unrealized appreciation (depreciation) of
        investments                                       (1,617)          16        (198)         (29)          10          (32)
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                        (6,213)        (181)       (431)         (26)          15          (33)

Changes from principal transactions:
    Purchase payments                                     14,819        4,483       2,753          548          270          225
    Contract distributions and terminations               (1,044)         (74)       (128)          (2)          (1)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               12,206        1,869       4,625          (24)          (1)           -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            25,981        6,278       7,250          522          268          225
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                 19,768        6,097       6,819          496          283          192
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                          $30,558       $6,097      $7,783         $496         $283         $192
                                                      ============================================================================



SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                       JANUS ASPEN                                         PIMCO
                                                         SERIES    OPPENHEIMER OPPENHEIMER               STOCKSPLUS     PIONEER
                                                       WORLDWIDE     GLOBAL     STRATEGIC   PIMCO HIGH   GROWTH AND  EQUITY-INCOME
                                                         GROWTH    SECURITIES      BOND        YIELD       INCOME        VCT
                                                      ---------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-          $-     $162,857    $258,484           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (2)           -           -       12,879       5,699            -
    Net realized gain (loss) on investments and
        capital gains distributions                           (4)           -           -      (12,967)    (21,014)           -
    Net unrealized appreciation (depreciation) of
        investments                                           64            -           -          448     (20,466)           -
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            58            -           -          360     (35,781)           -

Changes from principal transactions:
    Purchase payments                                      1,166            -           -       56,951      34,841            -
    Contract distributions and terminations                   (7)           -           -      (12,056)    (11,973)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   81            -           -       28,231      (4,506)           -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             1,240            -           -       73,126      18,362            -
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                  1,298            -           -       73,486     (17,419)           -
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                            1,298            -           -      236,343     241,065            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (40)          (1)          -       16,659       1,636            2
    Net realized gain (loss) on investments and
        capital gains distributions                         (682)          (6)         (1)     (18,706)    (63,970)           -
    Net unrealized appreciation (depreciation) of
        investments                                         (169)         (38)          1       (3,581)     10,124          (21)
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (891)         (45)          -       (5,628)    (52,210)         (19)

Changes from principal transactions:
    Purchase payments                                      3,277          273          51       55,612      25,548          198
    Contract distributions and terminations                 (141)          (3)          -      (15,056)    (10,918)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   (9)         (20)        (35)      33,966     (21,848)           -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             3,127          250          16       74,522      (7,218)         198
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                  2,236          205          16       68,894     (59,428)         179
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                           $3,534         $205         $16     $305,237    $181,637         $179
                                                      ===========================================================================


SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                    PIONEER      PIONEER
                                                       PIONEER      MID-CAP       SMALL     PROFUND VP   PROFUND VP  PROFUND VP
                                                       FUND VCT    VALUE VCT   COMPANY VCT     BULL      EUROPE 30    SMALL-CAP
                                                      ---------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-          $-           $-           $-          $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -          (4)          (3)         (82)        (88)         (94)
    Net realized gain (loss) on investments and
        capital gains distributions                            3           -           (7)        (640)     (4,198)      (1,538)
    Net unrealized appreciation (depreciation) of
        investments                                           20          97           49          214          83          141
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            23          93           39         (508)     (4,203)      (1,491)

Changes from principal transactions:
    Purchase payments                                      1,074         620          857        3,580       1,157        2,754
    Contract distributions and terminations                   (6)         (6)           -         (153)       (293)        (281)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                1,184       4,432           42       17,664       9,651       18,986
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             2,252       5,046          899       21,091      10,515       21,459
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                  2,275       5,139          938       20,583       6,312       19,968
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                            2,275       5,139          938       20,583       6,312       19,968

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (98)       (478)         (39)        (488)       (191)        (628)
    Net realized gain (loss) on investments and
        capital gains distributions                       (1,493)         76          (35)      (7,045)     (1,793)      (6,274)
    Net unrealized appreciation (depreciation) of
        investments                                       (1,359)     (6,968)        (577)      (1,022)       (425)      (1,582)
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                        (2,950)     (7,370)        (651)      (8,555)     (2,409)      (8,484)

Changes from principal transactions:
    Purchase payments                                     10,991      22,661        2,180        5,734       2,797       11,484
    Contract distributions and terminations                 (339)     (1,418)         (56)      (1,352)       (941)      (4,103)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               10,087      34,050        1,006       14,855       9,868       19,747
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            20,739      55,293        3,130       19,237      11,724       27,128
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                 17,789      47,923        2,479       10,682       9,315       18,644
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                          $20,064     $53,062       $3,417      $31,265     $15,627      $38,612
                                                      ===========================================================================



SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                   PRUDENTIAL               PUTNAM VT                  SMITH
                                                                  SP JENNISON   PUTNAM VT INTERNATIONAL                BARNEY
                                                       PRUDENTIAL INTERNATIONAL GROWTH AND  GROWTH AND   PUTNAM VT      HIGH
                                                       JENNISON      GROWTH       INCOME      INCOME     VOYAGER II    INCOME
                                                      ---------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                            $ 7,732     $ 2,720           $-           $-          $-        $ 446
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                            (407)       (126)          (1)          (2)         (1)          44
    Net realized gain (loss) on investments and
        capital gains distributions                       (5,401)     (3,123)          (1)          (4)          -          (32)
    Net unrealized appreciation (depreciation) of
        investments                                        2,985         418           13           16          46          (32)
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                        (2,823)     (2,831)          11           10          45          (20)

Changes from principal transactions:
    Purchase payments                                     16,595       7,856          450          488         456            -
    Contract distributions and terminations                 (945)       (448)           -            -          (1)         (25)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               25,432       4,013           (6)         106          77          (31)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            41,082      11,421          444          594         532          (56)
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                 38,259       8,590          455          604         577          (76)
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                           45,991      11,310          455          604         577          370

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                            (821)       (297)           -          (29)        (20)          77
    Net realized gain (loss) on investments and
        capital gains distributions                      (12,816)     (2,827)         (30)         (12)         (8)         (33)
    Net unrealized appreciation (depreciation) of
        investments                                       (2,790)       (897)        (254)        (412)       (431)         (62)
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                       (16,427)     (4,021)        (284)        (453)       (459)         (18)

Changes from principal transactions:
    Purchase payments                                     16,384       7,906        1,270        2,192       1,233            -
    Contract distributions and terminations               (2,130)       (550)         (94)         (25)        (19)         (17)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               (6,070)        696          315          663         313          (16)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             8,184       8,052        1,491        2,830       1,527          (33)
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                 (8,243)      4,031        1,207        2,377       1,068          (51)
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                          $37,748     $15,341       $1,662       $2,981      $1,645         $319
                                                      ===========================================================================


SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                         SMITH
                                                        BARNEY       SMITH       SMITH
                                                      INTERNATIONAL  BARNEY      BARNEY        UBS
                                                        ALL CAP     LARGE CAP    MONEY       TACTICAL
                                                        GROWTH       VALUE       MARKET     ALLOCATION
                                                      --------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                               $455       $ 692         $156          $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (5)         (1)         (12)         (2)
    Net realized gain (loss) on investments and
        capital gains distributions                            1          13            -          (4)
    Net unrealized appreciation (depreciation) of
        investments                                         (142)        (79)           -          46
                                                      --------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (146)        (67)         (12)         40

Changes from principal transactions:
    Purchase payments                                          -           -            -         718
    Contract distributions and terminations                   (4)        (15)        (241)          -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   (5)        (47)         318          29
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -           -
                                                      --------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                (9)        (62)          77         747
                                                      --------------------------------------------------
Total increase (decrease)                                   (155)       (129)          65         787
                                                      --------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                              300         563          221         787

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (1)         11           (8)        (12)
    Net realized gain (loss) on investments and
        capital gains distributions                           (9)        (24)           -         (15)
    Net unrealized appreciation (depreciation) of
        investments                                          (67)       (133)           -        (299)
                                                      --------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           (77)       (146)          (8)       (326)

Changes from principal transactions:
    Purchase payments                                          -           -            -         768
    Contract distributions and terminations                   (3)         (9)        (174)        (87)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  (19)        (37)         104         406
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -           -
                                                      --------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               (22)        (46)         (70)      1,087
                                                      --------------------------------------------------
Total increase (decrease)                                    (99)       (192)         (78)        761
                                                      --------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $201        $371         $143      $1,548
                                                      ==================================================


SEE ACCOMPANYING NOTES.

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                     Golden American Life Insurance Company
                               Separate Account B

                          Notes To Financial Statements

                                December 31, 2002

1. ORGANIZATION

Golden American Life Insurance Company Separate Account B (the "Account") was established by Golden American Life Insurance Company ("Golden American" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Golden American provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the Golden American guaranteed interest division, the Golden American fixed interest division, and the fixed separate account, which are not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business Golden American may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Golden American. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Golden American.

During 2002, the Account had GoldenSelect Contracts, Granite PrimElite Contracts, SmartDesign Contracts, and ING Rollover Choice Contracts.
GoldenSelect Contracts sold by Golden American during 2002 included DVA Plus, Access, Premium Plus, ESII, Value, Access One, Landmark, and Generations Contracts. SmartDesign Contracts included Variable Annuity ("VA") and Advantage Contracts.

The Account discontinued offering DVA 80 Contracts in May 1991 and discontinued registering DVA and DVA Series 100 Contracts for sale to the public as of May 1, 2000.

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)





1. ORGANIZATION (CONTINUED)

The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

At December 31, 2002, the Account had 151 investment divisions (the "Divisions") 44 of which invest in independently managed mutual funds and 107 of which invest in mutual funds managed by affiliates, either Direct Services, Inc., ING Investments, LLC, or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as "Portfolio" or "Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2002 and related Trusts are as follows:


The GCG Trust:                                      The GCG Trust (continued):
   All Cap Series                                      Global Franchise Series (S Class) **
   All Cap Advisor Series **                           Global Franchise Advisor Series **
   Asset Allocation Growth Series                      Growth Series
   Capital Growth Series                               Growth Advisor Series **
   Capital Growth Advisor Series **                    Hard Assets Series
   Capital Guardian Small Cap Series                   Hard Assets Advisor Series **
   Capital Guardian Small Cap Advisor Series **        International Enhanced EAFE Series (S Class) **
   Core Bond Series                                    International Enhanced EAFE Advisor Series **
   Core Bond Advisor Series **                         International Equity Series
   Developing World Series                             International Equity Advisor Series **
   Developing World Advisor Series **                  Internet Tollkeeper Series
   Diversified Mid-Cap Series                          Internet Tollkeeper Advisor Series **
   Diversified Mid-Cap Advisor Series **               Investors Series
   Equity Growth Series (S Class) **                   Investors Advisor Series **
   Equity Growth Series Advisor Series **              J.P. Morgan Fleming Small Cap Equity Series (S Class) **
   Equity Income Series                                J.P. Morgan Fleming Small Cap Equity Advisor Series **
   Equity Income Advisor Series **                     Janus Growth and Income Series
   Equity Opportunity Series                           Janus Growth and Income Advisor Series **
   Equity Opportunity Series Advisor Series **         Large Cap Value Series
   Focus Value Series (S Class) **                     Large Cap Value Advisor Series **
   Focus Value Series Advisor Series **                Limited Maturity Bond Series
   Fully Managed Series                                Liquid Asset Series
   Fully Managed Advisor Series **                     Liquid Asset Advisor Series **
   Fundamental Growth Focus Series (S Class) **        Managed Global Series
   Fundamental Growth Advisor Series **                Managed Global Advisor Series **


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


1.  ORGANIZATION (CONTINUED)

The GCG Trust (continued):                                      ING GET Fund:
   Mid-Cap Growth Series                                           ING GET Fund - Series N *
   Mid-Cap Growth Advisor Series **                                ING GET Fund - Series P *
   Real Estate Series                                              ING GET Fund - Series Q **
   Real Estate Advisor Series **                                   ING GET Fund - Series R **
   Research Series                                                 ING GET Fund - Series S **
   Research Advisor Series **                                      ING GET Fund - Series T **
   Special Situations Series                                       ING GET Fund - Series U **
   Special Situations Advisor Series **                         ING Partners, Inc.:
   Strategic Equity Series                                         ING Alger Growth Portfolio (Service Class) **
   Strategic Equity Advisor Series **                              ING American Century Small Cap Value Portfolio (Service Class) **
   Total Return Series                                             ING J.P. Morgan Mid Cap Value Portfolio (Service Class) **
   Total Return Advisor Series **                                  ING MFS(R)Capital Opportunities Portfolio (Initial Class) *
   Value Equity Series                                             ING MFS(R)Capital Opportunities Portfolio (Service Class) **
   Value Equity Advisor Series **                                  ING MFS(R)Global Growth Portfolio (Service Class) **
   Van Kampen Growth and Income Series                             ING OpCap Balanced Value Portfolio (Service Class) **
   Van Kampen Growth & Income Advisor Series **                    ING PIMCO Total Return Portfolio (Service Class) **
AIM Variable Insurance Funds:                                      ING Salomon Bros. Capital Portfolio (Service Class) **
   AIM V.I. Dent Demographic Trends Fund (Class II Shares) *       ING Salomon Bros. Investors Value Portfolio (Service Class) **
   AIM V.I. Growth Fund (Series II) *                              ING Scudder International Growth Portfolio (Service Class) **
   AIM V.I. Capital Appreciation Fund (Series II) **               ING T. Rowe Price Growth Equity Portfolio (Service Class) **
   AIM V.I. Core Equity Fund (Series II) **                        ING UBS Tactical Asset Allocation Portfolio (Service Class) **
   AIM V.I. Premier Equity Fund (Series II) **                     ING Van Kampen Comstock Portfolio (Service Class) **
Alliance Variable Products Series Fund, Inc.:                   ING Variable Insurance Trust:
   Alliance Bernstein Value Portfolio (Class B) *                  ING VP Worldwide Growth Portfolio (Service Shares)
   Alliance Growth and Income Portfolio (Class B) *             ING VP Bond Portfolio:
   Alliance Premier Growth Portfolio (Class B) *                   ING VP Bond Portfolio (Class S Shares) **
Fidelity(R)Variable Insurance Products Fund:                    ING Variable Portfolios, Inc.:
   Fidelity(R) VIP Growth Portfolio  (Service Class 2) *           ING VP Growth Portfolio (S Class) **
   Fidelity(R) VIP Equity-Income  Portfolio (Service Class 2) *    ING VP Index Plus LargeCap  Portfolio  (Class S) *
   Fidelity(R) VIP  Contrafund(R)Portfolio  (Service Class 2) *    ING VP Index Plus MidCap Portfolio (Class S) *
   Fidelity(R) VIP Overseas  Portfolio  (Service  Class 2) **      ING VP Index Plus SmallCap Portfolio (Class S) *
Franklin Templeton Variable Insurance Products Trust:              ING VP Small Company Portfolio (Class S) **
   Franklin Small Cap Value Securities Fund (Class 2) **           ING VP Value Opportunity Portfolio (Class S) *
Greenwich Street Series Fund:                                   ING Variable Products Trust:
   Greenwich Appreciation Portfolio                                ING VP Convertible Portfolio (Class S) *
The Galaxy VIP Fund:                                               ING VP Growth Opportunities Portfolio (Service Shares) *
   Galaxy VIP Asset Allocation Fund                                ING VP International Value Portfolio (Class S) **
   Galaxy VIP Equity Fund                                          ING VP Large Company Value Portfolio (Class S) *
   Galaxy VIP Growth and Income Fund                               ING VP LargeCap Growth Portfolio (Class S) *
   Galaxy VIP High Quality Bond Fund                               ING VP MagnaCap Portfolio (Service Shares) *
   Galaxy VIP Small Company Growth Fund                            ING VP MidCap Opportunities Portfolio (Class S) **

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


1.  ORGANIZATION (CONTINUED)

ING Variable Products Trust (continued):                                 ProFunds VP:
   ING VP SmallCap Opportunities Portfolio (Service Shares) *               ProFund VP Bull *
INVESCO Variable  Investment Funds,  Inc.:                                  ProFund VP Europe 30 *
   INVESCO VIF - Financial  Services  Fund *                                ProFund  VP  Small-Cap  *
   INVESCO  VIF - Health Sciences Fund *                                 Prudential  Series Fund, Inc.:
   INVESCO VIF - Leisure Fund **                                            Prudential  Jennison Portfolio (Class II Shares)
   INVESCO VIF - Utilities Fund*                                            Prudential SP Jennison International Growth
Janus Aspen  Series:                                                           Portfolio  (Class II Shares)
   Janus Aspen Series  Balanced Portfolio  (Service  Class) **           Putnam  Variable  Trust:
   Janus  Aspen  Series Flexible  Income  Portfolio  (Service  Class) **    Putnam VT Growth  and Income (Class IB) *
   Janus Aspen Series Growth Portfolio (Service Class) **                   Putnam VT International  Growth and Income  (Class IB) *
   Janus Aspen  Series  Worldwide Growth Portfolio (Service Class) *        Putnam VT Voyager Fund II (Class IB) *
Oppenheimer Variable Accounts Fund:                                      Travelers Series Fund Inc.:
   Oppenheimer Global Securities Fund/VA (Service Class) **                 Smith Barney High Income Portfolio
   Oppenheimer Strategic Bond Fund/VA (Service Class) **                    Smith Barney International All Cap Growth Portfolio
PIMCO Variable Insurance Trust:                                             Smith Barney Large Cap Value Portfolio
   PIMCO High Yield Portfolio                                               Smith Barney Money Market Portfolio
   PIMCO StocksPLUS Growth and Income Portfolio                          UBS Series Trust:
Pioneer Variable Contracts Trust:                                           UBS Tactical Allocation Portfolio (Class I) *
   Pioneer Equity-Income VCT Portfolio (Class II) **
   Pioneer Fund VCT Portfolio (Class II Shares) *
   Pioneer Mid-Cap Value VCT Portfolio (Class II Shares) *
   Pioneer Small Company VCT Portfolio (Class II) *

*   Division was new in 2001.
**  Division was new in 2002.


The GCG Trust Market Manager Division was open for investment for only a brief period during 1994 and 1995. This Division is now closed and Contractowners are not permitted to direct their investments into this Division. On March 6, 2001, all remaining proceeds in the Market Manager Division were liquidated and Contractowner holdings were reallocated to the Liquid Asset Division as described in the Contract prospectus.

On April 27, 2001, following approval by it shareholders, all remaining proceeds in the GCG Trust Emerging Markets Division were liquidated and Contractowner holdings were reallocated to the GCG Trust Developing World Division as described in the Contract prospectus.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


1. ORGANIZATION (CONTINUED)

On December 14, 2001, the consolidation of the Warburg Pincus International Equity Portfolio into the GCG Trust International Equity Series took place at no cost to Contractowners. Shares of GCG Trust International Equity Series were substituted for shares of Warburg Pincus International Equity Portfolio.

The names of certain Divisions were changed during 2002. The following is a summary of current and former names for those Divisions:

               CURRENT NAME                                FORMER NAME
--------------------------------------------------------------------------------
ING MFS(R)Capital Opportunities             PPI MFS Capital Opportunities
ING VP Worldwide Growth                     Pilgrim Worldwide Growth
ING VP Index Plus LargeCap                  Aetna Index Plus LargeCap
ING VP Index Plus MidCap                    Aetna Index Plus MidCap
ING VP Index Plus SmallCap                  Aetna Index Plus SmallCap
ING VP Value Opportunity                    Aetna Value Opportunity
ING VP Convertible                          Pilgrim Convertible
ING VP Growth Opportunities                 Pilgrim Growth Opportunities
ING VP Large Company Value                  Pilgrim Growth and Income
ING VP LargeCap Growth                      Pilgrim LargeCap Growth
ING VP MagnaCap                             Pilgrim MagnaCap
ING VP SmallCap Opportunities               Pilgrim SmallCap Opportunities

2. SIGNIFICANT ACCOUNTING POLICIES

The  following  is a  summary  of the  significant  accounting  policies  of the
Account:

USE OF ESTIMATES

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

Investments are made in shares of a Series or Portfolio of the Trusts and are recorded at fair value, determined by the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

FEDERAL INCOME TAXES

Operations of the Account form a part of, and are taxed with, the total operations of Golden American, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of Golden American.

TRANSFERS

Transfers between the Account and Golden American relate to gains and losses resulting from actual mortality experience, the full responsibility for which is assumed by Golden American, Contractowner transfers between the general account and the Divisions, and other Contractowner activity including contract deposits and withdrawals. Unsettled transactions as of the reporting date appear on a net basis in the line Payable to Golden American Life Insurance Company on the Statement of Assets and Liabilities.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES

Prior to February 1, 2000, DVA Plus, Access, and Premium Plus Contracts each had three different death benefit options referred to as Standard, Annual Ratchet, and 7% Solution; however, in the state of Washington, the 5.5% Solution is offered instead of the 7% Solution. After February 1, 2000, DVA Plus, Access and Premium Plus each had four different death benefit options referred to as Standard, Annual Ratchet, 7% Solution and Max 7. Granite PrimElite has two death benefit options referred to as Standard and Annual Ratchet. Golden American discontinued external sales of DVA 80 in May 1991. Golden American has also discontinued external sales of DVA 100, DVA Series 100, and Granite PremElite.

Under the terms of all Contracts, certain charges are allocated to the Contracts to cover Golden American's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES

Golden American assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

Daily charges deducted at annual rates to cover these risks follows:

SERIES                                                            ANNUAL RATES
                                                               -----------------

DVA 80                                                                0.80%
DVA                                                                   0.90
DVA Series 100                                                        1.25
DVA Plus (pre February 2000) - Standard                               1.10
DVA Plus (post January 2000) - Standard                               1.15
DVA Plus (post 2000) - Standard                                       1.15
DVA Plus (pre February 2000) - Annual Ratchet                         1.25
DVA Plus (pre February 2000) - 5.5% Solution                          1.25
DVA Plus (post January 2000) - 5.5% Solution                          1.25
DVA Plus (post 2000) - 5.5% Solution                                  1.30
DVA Plus (post January 2000) - Annual Ratchet                         1.30
DVA Plus (pre February 2000) - 7% Solution                            1.40

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

MORTALITY AND EXPENSE RISK CHARGES (CONTINUED)


 SERIES                                                           ANNUAL RATES
                                                               -----------------

DVA Plus (post January 2000) - Max 5.5                                  1.40%
DVA Plus (post 2000) - Annual Ratchet                                   1.40
DVA Plus (post 2000) - Max 5.5                                          1.45
DVA Plus (post January 2000) - 7% Solution                              1.50
DVA Plus (post 2000) - 7% Solution                                      1.50
DVA Plus (post January 2000) - Max 7                                    1.60
DVA Plus (post 2000) - Max 7                                            1.60
Access (pre February 2000) - Standard                                   1.25
Access (post January 2000) - Standard                                   1.30
Access (post 2000) - Standard                                           1.30
Access (pre February 2000) - Annual Ratchet                             1.40
Access (pre February 2000) - 5.5% Solution                              1.40
Access (post January 2000) - Annual Ratchet                             1.45
Access (post January 2000) - 5.5% Solution                              1.45
Access (post 2000) - 5.5% Solution                                      1.45
Access (pre February 2000) - 7% Solution                                1.55
Access (post January 2000) - Max 5.5                                    1.55
Access (post 2000) - Annual Ratchet                                     1.55
Access (post 2000) - Max 5.5                                            1.60
Access (post January 2000) - 7% Solution                                1.65
Access (post 2000) - 7% Solution                                        1.65
Access (post April 2001) - Standard                                     1.65
Access (post January 2000) - Max 7                                      1.75
Access (post 2000) - Max 7                                              1.75
Access (post April 2001) - 5.5% Solution                                1.80
Access (post April 2001) - Annual Ratchet                               1.90
Access (post April 2001) - Max 5.5                                      1.95
Access (post April 2001) - 7% Solution                                  2.00
Access (post April 2001) - Max 7                                        2.10
Premium Plus (pre February 2000) - Standard                             1.25
Premium Plus (post January 2000) - Standard                             1.30

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

MORTALITY AND EXPENSE RISK CHARGES (CONTINUED)

SERIES                                                           ANNUAL RATES
                                                                 ---------------

Premium Plus (post 2000) - Standard                                    1.30%
Premium Plus (pre February 2000) - Annual Ratchet                      1.40
Premium Plus (pre February 2000) - 5.5% Solution                       1.40
Premium Plus (post January 2000) - Annual Ratchet                      1.45
Premium Plus (post January 2000) - 5.5% Solution                       1.45
Premium Plus (post 2000) - 5.5% Solution                               1.45
Premium Plus (pre February 2000) - 7% Solution                         1.55
Premium Plus (post January 2000) - Max 5.5                             1.55
Premium Plus (post 2000) - Annual Ratchet                              1.55
Premium Plus (post 2000) - Max 5.5                                     1.60
Premium Plus (post January 2000) - 7% Solution                         1.65
Premium Plus (post 2000) - 7% Solution                                 1.65
Premium Plus (post January 2000) - Max 7                               1.75
Premium Plus (post 2000) - Max 7                                       1.75
ES II (pre 2001)                                                       1.25
ES II (post 2000) - Standard                                           1.25
ES II (post 2000) - Deferred Ratchet                                   1.30
ES II (post 2000) - 5.5% Solution                                      1.40
ES II (post 2000) - Annual Ratchet                                     1.50
ES II (post 2000) - Max 5.5                                            1.55
ES II (post 2000) - 7% Solution                                        1.60
ES II (post 2000) - Max 7                                              1.70
Value - Standard                                                       0.75
Access One                                                             0.35
Granite PrimElite - Standard                                           1.10
Granite PrimElite - Annual Ratchet                                     1.25
Generations - Standard                                                 1.25
Generations - Deferred Ratchet                                         1.30
Generations - Annual Ratchet                                           1.50
Generations - 7% Solution                                              1.60
Generations - Max 7                                                    1.70
Landmark - Standard                                                    1.50

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

MORTALITY AND EXPENSE RISK CHARGES (CONTINUED)

SERIES                                                            ANNUAL RATES
                                                               -----------------

Landmark - 5.5% Solution                                              1.65%
Landmark - Annual Ratchet                                             1.75
Landmark - Max 5.5                                                    1.80
Landmark - 7% Solution                                                1.85
Landmark - Max 7                                                      1.95
VA Option I                                                           0.80
VA Option II                                                          1.10
VA Option III                                                         1.25
VA Bonus Option I                                                     1.30
VA Bonus Option II                                                    1.60
VA Bonus Option III                                                   1.75
Advantage Option I                                                    2.05
Advantage Option II                                                   2.25
Advantage Option III                                                  2.30
Rollover Choice Option I                                              0.60
Rollover Choice Option II                                             0.80
Rollover Choice Option III                                            0.95

ASSET BASED ADMINISTRATIVE CHARGES

A daily charge at an annual rate of 0.10% is deducted from assets attributable to DVA and DVA Series 100 Contracts. A daily charge at an annual rate of 0.15% is deducted from the assets attributable to the DVA Plus, Access, Premium Plus, ESII, Value, Access One, Granite PrimElite, Generations, Landmark, VA, Advantage, and Rollover Choice Contracts.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


 3. CHARGES AND FEES (CONTINUED)

ADMINISTRATIVE CHARGES

An administrative charge is deducted from the accumulation value of deferred annuity Contracts to cover ongoing administrative expenses. The charge is $30 per Contract year for ES II, Value, VA, Advantage, and Rollover Choice Contracts. For DVA Series 100 and Access One Contracts there is no charge. For all other Contracts the charge is $40. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge had been waived for certain offerings of the Contracts.

For certain Contracts, a minimum death benefit guarantee charge of up to $1.20 per $1,000 of guaranteed death benefit per Contract year is deducted from the accumulation value of each Contract on its anniversary date.

CONTINGENT DEFERRED SALES CHARGES

Under DVA 80, DVA, DVA Plus, Premium Plus, ES II, Value, Granite PrimElite, Landmark, VA, Advantage, and Rollover Choice Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken. The following table reflects the Surrender Charge that is assessed based upon the date a premium payment is received.


  COMPLETE YEARS                 GRANITE
  ELAPSED SINCE         DVA     PRIMELITE
 PREMIUM PAYMENT        80          &       PREMIUM       ES II &                                              ROLLOVER
                      & DVA      DVA PLUS     PLUS     GENERATIONS   VALUE    ADVANTAGE     LANDMARK   VA       CHOICE
-------------------- -------- ------------ ---------- ------------- -------- ------------ ------------ ------ ----------
        0               6%        7%            8%          8%          6%         6%           6%      7%        6%
        1               5         7             8           7           6          5            5       7         6
        2               4         6             8           6           6          4            4       6         5
        3               3         5             8           5           5          -            3       6         4
        4               2         4             7           4           4          -            -       5         3
        5               1         3             6           3           3          -            -       4         2
        6               -         1             5           2           1          -            -       3         1
        7               -         -             3           1           -          -            -       -         -
        8               -         -             1           -           -          -            -       -         -
       9+               -         -             -           -           -          -            -       -         -
-------------------- -------- ------------ ---------- ------------- -------- ------------ ------------ ------ ----------


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

OTHER CONTRACT CHARGES

Under DVA 80, DVA, and DVA Series 100 Contracts, a charge is deducted from the accumulation value for Contractowners taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA Contracts, annual distribution fees are deducted from the Contracts' accumulation values.

DEFERRED SALES LOAD

Under Contracts offered prior to October 1995, a sales load of up to 7.5% was assessed against each premium payment for sales-related expenses as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA Contracts, although the sales load is chargeable to each premium when it is received by Golden American, the amount of such charge is initially advanced by Golden American to Contractowners and included in the accumulation value and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

PREMIUM TAXES

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the Contractowner's state of residence and currently ranges up to 3.5% of premiums.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

FEES WAIVED BY GOLDEN AMERICAN

Certain charges and fees for various types of Contracts are currently waived by Golden American. Golden American reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.


NET ASSETS RETAINED IN THE ACCOUNT BY GOLDEN AMERICAN LIFE INSURANCE COMPANY

A summary of the net assets retained in the Account, representing the unamortized deferred sales load and premium taxes advanced by Golden American previously noted, follows:

                                               YEAR ENDED
                                      -----------------------------
                                           2002            2001
                                      --------------- -------------
                                        (DOLLARS IN THOUSANDS)

Balance at beginning of year              $ 135          $  813
Sales load advanced                           9              46
Amortization of deferred
   sales load and premium tax              (144)           (724)
                                      --------------- -------------
Balance at end of year                  $     -        $   135
                                      =============== =============

4.  RELATED PARTY TRANSACTIONS

During the year ended December 31, 2002, management and service fees were paid indirectly to Directed Services, Inc., an affiliate of the Company, in its capacity as investment manager to the GCG Trust. The Trust's advisory agreement provided for a fee at annual rates ranging from 0.53% to 1.85% of the average net assets of each respective Series. In addition, management and service fees were paid to ING Investments, LLC, in its capacity as investment adviser to the ING GET Fund, the ING Variable Insurance Trust, ING VP Bond Portfolio, ING Variable Portfolios, Inc., and the ING Variable Products Trust. The Trusts' advisory agreement provided for fees at annual rates ranging from 0.35% to 1.00% of the average net assets of each respective Portfolio. Management and service fees were paid to ING Life Insurance and Annuity Company, an affiliate of the Company, in its capacity as investment adviser to ING Partners, Inc. The Trust's advisory agreement provided for a fee at annual rates ranging from 0.50% to 1.00% of the average net assets of each respective Portfolio.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments follows:




                                                                                YEAR ENDED DECEMBER 31
                                                                          2002                           2001
                                                             --------------------------------------------------------------
                                                               PURCHASES         SALES         PURCHASES        SALES
                                                             --------------------------------------------------------------
                                                                                (DOLLARS IN THOUSANDS)
The GCG Trust:
   All Cap                                                          $99,898        $62,269        $215,529         $18,161
   All Cap Advisor                                                      177              -               -               -
   Asset Allocation Growth                                           18,227         10,179          46,049             798
   Capital Growth                                                   271,861        306,181         150,331         150,151
   Capital Growth Advisor                                               154              -               -               -
   Capital Guardian Small Cap                                       830,463        842,708         474,975         410,116
   Capital Guardian Small Cap Advisor                                   320              -               -               -
   Core Bond                                                        332,380         34,599          96,443          23,096
   Core Bond Advisor                                                    995              -               -               -
   Developing World                                                 256,419        261,252         514,464         492,886
   Developing World Advisor                                              81              -               -               -
   Diversified Mid-Cap                                               58,638          6,680          51,740           5,350
   Diversified Mid-Cap Advisor                                          224              -               -               -
   Emerging Markets                                                       -              -          49,902          69,646
   Equity Growth                                                      5,244            623               -               -
   Equity Growth Advisor                                                480              -               -               -
   Equity Income                                                    166,618        101,344         216,341          81,506
   Equity Income Advisor                                                673             13               -               -
   Equity Opportunity                                               147,404        177,811         142,512         114,142
   Equity Opportunity Advisor                                            34              -               -               -
   Focus Value                                                        6,954            731               -               -
   Focus Value Advisor                                                   50              -               -               -
   Fully Managed                                                    383,713         62,233         377,005          90,177
   Fully Managed Advisor                                                946             34               -               -
   Fundamental Growth Focus                                           3,288            415               -               -
   Fundamental Growth Advisor                                           113              -               -               -
   Global Franchise                                                  19,859          4,824               -               -
   Global Franchise Advisor                                             744             42               -               -
   Growth                                                           922,370      1,085,634         838,003         854,786
   Growth Advisor                                                        97              -               -               -
   Hard Assets                                                      102,835         64,011          15,759          19,014
   Hard Assets Advisor                                                   95              -               -               -
   International Enhanced EAFE                                       18,536         13,290               -               -
   International Enhanced EAFE Advisor                                  166              -               -               -
   International Equity                                             684,796        688,451       1,288,757       1,304,170

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


                                                                                YEAR ENDED DECEMBER 31
                                                                          2002                           2001
                                                             --------------------------------------------------------------
                                                               PURCHASES         SALES         PURCHASES        SALES
                                                             --------------------------------------------------------------
                                                                                (DOLLARS IN THOUSANDS)
The GCG Trust (continued):
   International Equity Advisor                                       $ 254             $-             $ -             $ -
   Internet Tollkeeper                                               16,754          6,112           5,934             392
   Internet Tollkeeper Advisor                                           57              -               -               -
   Investors                                                         37,278          9,900          79,313           6,102
   Investors Advisor                                                    297              -               -               -
   J.P. Morgan Fleming Small Cap Equity                              10,549            557               -               -
   J.P. Morgan Fleming Small Cap Advisor                                520              -               -               -
   Janus Growth and Income                                           77,366         13,632          85,909           2,016
   Janus Growth and Income Advisor                                      602              -               -               -
   Large Cap Value                                                  137,118         37,870         192,419          13,495
   Large Cap Value Advisor                                              347              -               -               -
   Limited Maturity Bond                                            289,313        109,521         320,388         165,480
   Liquid Asset                                                   6,067,854      6,116,068       5,778,907       5,387,088
   Liquid Asset Advisor                                               3,353          1,553               -               -
   Managed Global Series                                            439,191        413,705         994,534         946,349
   Managed Global Advisor                                                51              -               -               -
   Market Manager                                                         -              -           3,388           8,410
   Mid-Cap Growth                                                   672,311        703,631         813,977         747,789
   Mid-Cap Growth Advisor                                               558              -               -               -
   Real Estate                                                      137,466         62,909          71,207          46,270
   Real Estate Advisor                                                  278              -               -               -
   Research                                                         171,313        231,552         208,240         178,793
   Research Advisor                                                     329              -               -               -
   Special Situations                                                11,468          6,198          21,339           1,778
   Special Situations Advisor                                            56              -               -               -
   Strategic Equity                                                 403,752        448,147         199,079         223,594
   Strategic Equity Advisor                                              79              -               -               -
   Total Return                                                     268,590        141,319         303,584          73,267
   Total Return Advisor                                               1,034             51               -               -
   Value Equity                                                     102,513         90,027         109,345          74,755
   Value Equity Advisor                                                 110              -               -               -
   Van Kampen Growth and Income                                      60,273        127,038          60,251          72,471
   Van Kampen Growth and Income Advisor                               1,031             31               -               -
AIM Variable Insurance Funds:
   AIM V.I. Dent Demographic Trends                                  16,368          5,241           3,649              90
   AIM V.I. Growth                                                      987            372             427               2
   AIM V.I. Capital Appreciation                                         34              -               -               -
   AIM V.I. Core Equity                                                  44              -               -               -
   AIM V.I. Premier Equity                                               87              -               -               -

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENT SECURITIES (CONTINUED)

                                                                                 YEAR ENDED DECEMBER 31
                                                                           2002                           2001
                                                              --------------------------------------------------------------
                                                                PURCHASES         SALES         PURCHASES        SALES
                                                              --------------------------------------------------------------
                                                                                 (DOLLARS IN THOUSANDS)
Alliance Variable Products Series Fund, Inc.:
   Alliance Bernstein Value                                          $ 2,631          $ 257           $ 648            $ 66
   Alliance Growth and Income                                          4,785            619           1,659              44
   Alliance Premier Growth                                             3,175          1,593           1,115              79
Fidelity(R)Variable Insurance Products Fund:
   Fidelity(R)VIP Growth                                               48,243         23,758             705              44
   Fidelity(R)VIP Equity-Income                                        62,498         39,048           1,945              55
   Fidelity(R)VIP Contrafund(R)                                         4,406            783           1,568             436
   Fidelity(R)VIP Overseas                                                  9              -               -               -
Franklin Templeton Variable Insurance Products Trust:
   Franklin Small Cap Value Securities                                    20              -               -               -
Greenwich Street Series Fund:
   Greenwich Appreciation                                                 81             74              54             116
The Galaxy VIP Fund:
   Galaxy VIP Asset Allocation                                            33            431             214             191
   Galaxy VIP Equity                                                      22            132             130             187
   Galaxy VIP Growth and Income                                            -             32              59             119
   Galaxy VIP High Quality Bond                                           32             58              90              18
   Galaxy VIP Small Company Growth                                        13             11              19               6
ING GET Fund:
   ING GET Fund - Series N                                               733          2,401          33,144           3,009
   ING GET Fund - Series P                                             6,579         18,769         152,998             246
   ING GET Fund - Series Q                                           182,185         15,241           1,904               -
   ING GET Fund - Series R                                           184,803         15,647               -               -
   ING GET Fund - Series S                                           227,944          9,645               -               -
   ING GET Fund - Series T                                           237,424          1,768               -               -
   ING GET Fund - Series U                                             1,047              -               -               -
ING Partners, Inc.:
   ING Alger Growth                                                       43              -               -               -
   ING American Century Small Cap Value                                    2              -               -               -
   ING J.P. Morgan Mid Cap Value                                         357             60               -               -
   ING MFS(R)Capital Opportunities                                     1,163            193             661               9
   ING MFS(R)Capital Opportunities                                        85              -               -               -
   ING MFS(R)Global Growth                                                76              1               -               -
   ING OpCap Balanced Value                                              131              -               -               -
   ING PIMCO Total Return                                                627             29               -               -
   ING Salomon Bros. Capital                                               9              -               -               -

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENT SECURITIES (CONTINUED)

                                                                                YEAR ENDED DECEMBER 31
                                                                          2002                           2001
                                                             --------------------------------------------------------------
                                                               PURCHASES         SALES         PURCHASES        SALES
                                                             --------------------------------------------------------------
                                                                                (DOLLARS IN THOUSANDS)
ING Partners, Inc. (continued):
   ING Salomon Bros. Investors Value                                    $ 4            $ -              $-             $ -
   ING Scudder International Growth                                       8              -               -               -
   ING T. Rowe Price Growth Equity                                      162              -               -               -
   ING UBS Tactical Asset Allocation                                      2              -               -               -
   ING Van Kampen Comstock                                            1,785             55               -               -
ING Variable Insurance Trust:
   ING VP Worldwide Growth                                           24,169          9,196          24,855           8,371
ING VP Bond Portfolio:
   ING VP Bond                                                       63,496         13,839               -               -
ING Variable Portfolios, Inc.:
   ING VP Growth                                                         51              1               -               -
   ING VP Index Plus LargeCap                                         7,078          2,691             896             101
   ING VP Index Plus MidCap                                           9,240          3,466             852              62
   ING VP Index Plus SmallCap                                         8,715          4,883             854             227
   ING VP Small Company                                                 251             37               -               -
   ING VP Value Opportunity                                           1,251            169             314              15
ING Variable Products Trust:
   ING VP Convertible                                                 1,096            187             195               3
   ING VP Growth Opportunities                                       10,173          2,384           7,080           1,675
   ING VP International Value                                            53              1               -               -
   ING VP Large Company Value                                         1,376            372             442             291
   ING VP LargeCap Growth                                             1,869          1,053             538               8
   ING VP MagnaCap                                                   13,443          3,846           5,521             131
   ING VP MidCap Opportunities                                           16              -               -               -
   ING VP SmallCap Opportunities                                     31,124          1,969          20,495           5,437
INVESCO Variable Investment Funds, Inc.:
   INVESCO VIF - Financial Services                                  63,673         40,543           3,684           1,338
   INVESCO VIF - Health Sciences                                     83,757         58,204          13,606           2,751
   INVESCO VIF - Leisure                                              7,516          1,277               -               -
   INVESCO VIF - Utilities                                            8,167            944           1,085             117
Janus Aspen Series:
   Janus Aspen Series Balanced                                          565             37               -               -
   Janus Aspen Series Flexible Income                                   276              3               -               -
   Janus Aspen Series Growth                                            225              1               -               -
   Janus Aspen Series Worldwide Growth                              104,529        101,442           1,300              62

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENT SECURITIES (CONTINUED)

                                                                                YEAR ENDED DECEMBER 31
                                                                          2002                           2001
                                                             --------------------------------------------------------------
                                                               PURCHASES         SALES         PURCHASES        SALES
                                                             --------------------------------------------------------------
                                                                                (DOLLARS IN THOUSANDS)
Oppenheimer Variable Accounts Fund:
   Oppenheimer Global Securities                                      $ 274            $24             $ -             $ -
   Oppenheimer Strategic Bond                                            53             36               -               -
PIMCO Variable Insurance Trust:
   PIMCO High Yield                                                 217,839        126,620         187,456         101,450
   PIMCO StocksPLUS Growth and Income                                92,182         97,761          78,983          54,922
Pioneer Variable Contracts Trust:
   Pioneer Equity-Income VCT                                            200              1               -               -
   Pioneer Fund VCT                                                  27,454          6,810           2,403             151
   Pioneer Mid-Cap Value VCT                                         69,537         13,624           5,058              16
   Pioneer Small Company VCT                                          3,491            398             978              82
ProFunds VP:
   ProFund VP Bull                                                  114,057         95,299          41,559          20,550
   ProFund VP Europe 30                                             318,634        307,100         179,473         169,046
   ProFund VP Small-Cap                                             321,292        294,784         202,340         180,975
Prudential Series Fund, Inc.:
   Prudential Jennison                                              223,318        215,947         161,864         120,999
   Prudential SP Jennison International Growth                       44,081         36,323          72,009          60,714
Putnam Variable Trust:
   Putnam VT Growth and Income                                        1,662            172             456              13
   Putnam VT International Growth and Income                          3,063            261             625              33
   Putnam VT Voyager II                                               1,601             94             539               8
Travelers Series Fund Inc.:
   Smith Barney High Income                                              82             38              51              62
   Smith Barney International All Cap Growth                              4             26               4              19
   Smith Barney Large Cap Value                                          19             54              30              71
   Smith Barney Money Market                                              2             80             194             129
UBS Series Trust:
   UBS Tactical Allocation                                            1,316            240             794              49

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



6. CHANGES IN UNITS

The changes in units outstanding for the years ended December 31, 2002 and 2001 are shown in the following table. The activity includes Contractowners electing to update a DVA 100 or DVA Series 100 Contract to a DVA PLUS Contract. Updates to DVA PLUS Contracts resulted in both a redemption (surrender of the old Contract) and an issue (acquisition of the new Contract). All of the units issued for the GCG Trust Market Manager Division resulted from such updates.


                                                                        FOR THE YEAR ENDED DECEMBER 31
                                                                2002                                        2001
                                            ---------------------------------------------------------------------------------------
                                                                                  NET                                     NET
                                                   UNITS           UNITS        INCREASE      UNITS          UNITS      INCREASE
                                                   ISSUED         REDEEMED     (DECREASE)     ISSUED        REDEEMED   (DECREASE)
                                            ---------------------------------------------------------------------------------------
The GCG Trust:
   All Cap                                        14,295,321    10,877,332     3,417,989     20,782,291    4,029,958   16,752,333
   All Cap Advisor                                    18,492             -        18,492              -            -            -
   Asset Allocation Growth                         2,524,223     1,691,382       832,841      5,576,656      359,275    5,217,381
   Capital Growth                                 12,673,641    14,350,360    (1,676,719)     9,170,101    7,646,399    1,523,702
   Capital Growth Advisor                              3,459             -         3,459              -            -            -
   Capital Guardian Small Cap                     31,167,383    33,693,558    (2,526,175)    12,516,724   12,352,679      164,045
   Capital Guardian Small Cap Advisor                 14,125             -        14,125              -            -            -
   Core Bond                                      58,286,404    59,112,337      (825,933)    32,782,567   28,723,840    4,058,727
   Core Bond Advisor                                  32,995            27        32,968              -            -            -
   Developing World                               31,632,928     7,268,250    24,364,678      9,464,453    3,028,846    6,435,607
   Developing World Advisor                           96,894           124        96,770              -            -            -
   Diversified Mid-Cap                            38,357,135    38,795,832      (438,697)    77,143,940   74,214,198    2,929,742
   Diversified Mid-Cap Advisor                         8,162             3         8,159              -            -            -
   Emerging Markets                                8,678,192     2,364,577     6,313,615      6,501,025    1,269,887    5,231,138
   Equity Growth                                      23,763           590        23,173              -            -            -
   Equity Growth Advisor                                   -             -             -      7,053,917    9,615,850   (2,561,933)
   Equity Income                                     715,898       157,257       558,641              -            -            -
   Equity Income Advisor                              47,562             -        47,562              -            -            -
   Equity Opportunity                             10,707,624     7,860,701     2,846,923     11,244,435    5,753,173    5,491,262
   Equity Opportunity Advisor                         68,680         3,462        65,218              -            -            -
   Focus Value                                       927,802       217,748       710,054              -            -            -
   Focus Value Advisor                                 4,735             -         4,735              -            -            -
   Fully Managed                                  16,893,498     5,743,297    11,150,201     15,753,519    5,774,203    9,979,316
   Fully Managed Advisor                              92,813         3,431        89,382              -            -            -
   Fundamental Growth Focus                          412,537        67,974       344,563              -            -            -
   Fundamental Growth Advisor                         11,445             7        11,438              -            -            -
   Global Franchise                                2,512,607       851,207     1,661,400              -            -            -
   Global Franchise Advisor                           78,879         4,514        74,365              -            -            -
   Growth                                         88,418,811   101,385,523   (12,966,712)    56,738,599   57,342,210     (603,611)
   Growth Advisor                                      9,416             -         9,416              -            -            -
   Hard Assets                                     8,767,576     6,176,025     2,591,551      1,479,521    1,669,257     (189,736)
   Hard Assets Advisor                                 9,841             -         9,841              -            -            -
   International Enhanced EAFE                     2,304,452     1,696,647       607,805              -            -            -

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


6. CHANGES IN UNITS (CONTINUED)

                                                                       FOR THE YEAR ENDED DECEMBER 31
                                                                2002                                        2001
                                            ---------------------------------------------------------------------------------------
                                                                                  NET                                     NET
                                                   UNITS           UNITS        INCREASE      UNITS          UNITS      INCREASE
                                                   ISSUED         REDEEMED     (DECREASE)     ISSUED        REDEEMED   (DECREASE)
                                            ---------------------------------------------------------------------------------------
The GCG Trust (continued):
   International Enhanced EAFE Advisor                16,921            29        16,892              -            -            -
   International Equity                           88,470,226    88,235,675       234,551    140,797,564  141,233,941     (436,377)
   International Equity Advisor                       25,956             3        25,953              -            -            -
   Internet Tollkeeper                             3,969,315     1,909,841     2,059,474        867,730      158,666      709,064
   Internet Tollkeeper Advisor                         5,119             -         5,119              -            -            -
   Investors                                       5,380,431     2,510,400     2,870,031      8,174,409    1,445,937    6,728,472
   Investors Advisor                                  30,514            17        30,497              -            -            -
   J.P. Morgan Fleming Small Cap Equity            1,450,310       238,479     1,211,831              -            -            -
   J.P. Morgan Fleming Small Cap Advisor              53,904             3        53,901              -            -            -
   Janus Growth and Income                        11,879,305     3,750,330     8,128,975     10,214,159    1,007,740    9,206,419
   Janus Growth and Income Advisor                    60,374             -        60,374              -            -            -
   Large Cap Value                                22,131,127    10,157,539    11,973,588     21,298,417    3,032,221   18,266,196
   Large Cap Value Advisor                            32,499             -        32,499              -            -            -
   Limited Maturity Bond                          19,089,421    10,093,155     8,996,266     21,094,466   13,022,965    8,071,501
   Liquid Asset                                  432,718,159   435,462,419    (2,744,260)   406,837,337  381,974,408   24,862,929
   Liquid Asset Advisor                              376,779       196,446       180,333              -            -            -
   Managed Global                                 29,219,248    27,211,114     2,008,134     57,913,358   54,827,286    3,086,072
   Managed Global Advisor                              4,848             -         4,848              -            -            -
   Market Manager                                          -             -             -              -      238,516     (238,516)
   Mid-Cap Growth                                 37,536,301    39,509,334    (1,973,033)    26,837,412   24,939,789    1,897,623
   Mid-Cap Growth Advisor                             56,277             2        56,275              -            -            -
   Real Estate                                     6,070,387     3,723,970     2,346,417      3,276,661    2,545,459      731,202
   Real Estate Advisor                                28,719             3        28,716              -            -            -
   Research                                       14,355,356    17,693,135    (3,337,779)    11,109,168   10,124,605      984,563
   Research Advisor                                   33,623             -        33,623              -            -            -
   Special Situations                              2,057,335     1,380,067       677,268      3,020,279      751,676    2,268,603
   Special Situations Advisor                          5,773             -         5,773              -            -            -
   Strategic Equity                               39,062,471    42,593,565    (3,531,094)    18,048,284   19,375,073   (1,326,789)
   Strategic Equity Advisor                            8,044             -         8,044              -            -            -
   Total Return                                   17,689,754    11,652,054     6,037,700     16,341,446    6,826,503    9,514,943
   Total Return Advisor                              100,210         5,006        95,204              -            -            -
   Value Equity                                    8,835,743     8,086,769       748,974      7,284,108    5,650,995    1,633,113
   Value Equity Advisor                               12,051           923        11,128              -            -            -
   Van Kampen Growth and Income                    5,686,825     8,964,808    (3,277,983)     5,403,189    5,969,298     (566,109)
   Van Kampen Growth and Income Advisor              105,373         4,220       101,153              -            -            -
AIM Variable Insurance Funds:
   AIM V.I. Dent Demographic Trends                2,175,335       948,298     1,227,037        339,548       16,457      323,091
   AIM V.I. Growth                                   129,633        51,493        78,140         42,954           57       42,897
   AIM V.I. Capital Appreciation                       3,701             -         3,701              -            -            -
   AIM V.I. Core Equity                                4,961             -         4,961              -            -            -
   AIM V.I. Premier Equity                            11,714             -        11,714              -            -            -
Alliance Variable Products Series Fund, Inc.
   Alliance Bernstein Value                          298,200        42,183       256,017         71,653       12,180       59,473
   Alliance Growth and Income                        585,752       114,322       471,430        181,005        8,620      172,385
   Alliance Premier Growth                           467,717       260,296       207,421        123,347        9,253      114,094


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


6. CHANGES IN UNITS (CONTINUED)

                                                                       FOR THE YEAR ENDED DECEMBER 31
                                                                2002                                        2001
                                            ---------------------------------------------------------------------------------------
                                                                                  NET                                     NET
                                                   UNITS           UNITS        INCREASE      UNITS          UNITS      INCREASE
                                                   ISSUED         REDEEMED     (DECREASE)     ISSUED        REDEEMED   (DECREASE)
                                            ---------------------------------------------------------------------------------------
Fidelity(R)Variable Insurance Products Fund:
   Fidelity(R)VIP Growth                           8,076,321      4,495,778     3,580,543        80,283        5,508       74,775
   Fidelity(R)VIP Equity-Income                    8,251,501      5,400,874     2,850,627       214,691       11,435      203,256
   Fidelity(R)VIP Contrafund(R)                      540,071        148,494       391,577       171,166       49,255      121,911
   Fidelity(R)VIP Overseas                             1,171              -         1,171
Franklin Templeton Variable Insurance Products Trust:
   Franklin Small Cap Value Securities                 1,965             25         1,940             -            -            -
Greenwich Street Series Fund:
   Greenwich Appreciation                              4,624          4,584            40         2,637        6,303       (3,666)
The Galaxy VIP Fund:
   Galaxy VIP Asset Allocation                         1,789         52,447       (50,658)       19,007       19,492         (485)
   Galaxy VIP Equity                                   2,539         15,793       (13,254)       11,685       17,902       (6,217)
   Galaxy VIP Growth and Income                          561          3,752        (3,191)        5,606       12,104       (6,498)
   Galaxy VIP High Quality Bond                        2,096          4,759        (2,663)        7,406        1,490        5,916
   Galaxy VIP Small Company Growth                     1,172          1,052           120         1,341          329        1,012
ING GET Fund:
   ING GET Fund - Series N                            43,042        189,804      (146,762)    3,305,373      296,325    3,009,048
   ING GET Fund - Series P                           772,618      1,720,085      (947,467)   15,403,642      127,730   15,275,912
   ING GET Fund - Series Q                        18,122,750      1,458,265    16,664,485       190,471            -      190,471
   ING GET Fund - Series R                        18,803,947      1,893,348    16,910,599             -            -            -
   ING GET Fund - Series S                        22,953,264      1,085,776    21,867,488             -            -            -
   ING GET Fund - Series T                        23,875,059        232,370    23,642,689             -            -            -
   ING GET Fund - Series U                           104,774              -       104,774             -            -            -
ING Partners, Inc.:
   ING Alger Growth                                    5,956              -         5,956             -            -            -
   ING American Century Small Cap Value                  215              -           215             -            -            -
   ING J.P. Morgan Mid Cap Value                         950             31           919             -            -            -
   ING MFS(R)Capital Opportunities (Initial Class)    39,538          6,696        32,842             -            -            -
   ING MFS(R)Capital Opportunities (Service Class)   169,917         39,170       130,747        79,584        1,274       78,310
   ING MFS(R)Global Growth                            10,569              -        10,569             -            -            -
   ING OpCap Balanced Value                            9,184            144         9,040             -            -            -
   ING PIMCO Total Return                             16,208              -        16,208             -            -            -
   ING Salomon Bros. Capital                          57,930          2,748        55,182             -            -            -
   ING Salomon Bros. Investors Value                     487              -           487             -            -            -
   ING Scudder International Growth                    1,232              -         1,232             -            -            -
   ING T. Rowe Price Growth Equity                    19,085              -        19,085             -            -            -
   ING UBS Tactical Asset Allocation                     297              -           297             -            -            -
   ING Van Kampen Comstock                           218,552          8,852       209,700             -            -            -
ING Variable Insurance Trust:
   ING VP Worldwide Growth                         4,884,109      2,447,811     2,436,298     3,791,068    1,563,623    2,227,445
ING VP Bond Portfolio:
   ING VP Bond                                     7,230,384      2,562,132     4,668,252             -            -            -
ING Variable Portfolios, Inc.:
   ING VP Growth                                       6,679            110         6,569             -            -            -
   ING VP Index Plus LargeCap                        989,798        442,688       547,110        99,176       12,643       86,533
   ING VP Index Plus MidCap                        1,075,901        467,221       608,680        90,604        7,688       82,916

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


6. CHANGES IN UNITS (CONTINUED)

                                                                       FOR THE YEAR ENDED DECEMBER 31
                                                                2002                                        2001
                                            ---------------------------------------------------------------------------------------
                                                                                  NET                                     NET
                                                   UNITS           UNITS        INCREASE      UNITS          UNITS      INCREASE
                                                   ISSUED         REDEEMED     (DECREASE)     ISSUED        REDEEMED   (DECREASE)
                                            ---------------------------------------------------------------------------------------
ING Variable Portfolios, Inc. (continued):
   ING VP Index Plus SmallCap                      1,032,462       634,554       397,908         96,255       28,852       67,403
   ING VP Small Company                               27,484         6,772        20,712              -            -            -
   ING VP Value Opportunity                          162,657        30,086       132,571         34,696        1,645       33,051
ING Variable Products Trust:
   ING VP Convertible                                111,643        22,720        88,923         18,782          347       18,435
   ING VP Growth Opportunities                     1,984,390       760,395     1,223,995        931,175      259,800      671,375
   ING VP International Value                          5,020            82         4,938              -            -            -
   ING VP Large Company Value                        151,517        46,425       105,092         45,138       30,153       14,985
   ING VP LargeCap Growth                            281,373       173,739       107,634         56,377          733       55,644
   ING VP MagnaCap                                 1,873,780       706,779     1,167,001        632,349       53,590      578,759
   ING VP MidCap Opportunities                         1,700             -         1,700              -            -            -
   ING VP SmallCap Opportunities                   6,167,933     1,352,225     4,815,708      2,548,996      811,701    1,737,295
INVESCO Variable Investment Funds, Inc.:
   INVESCO VIF - Financial Services                8,952,534     6,278,761     2,673,773        434,280      177,355      256,925
   INVESCO VIF - Health Sciences                  11,553,067     8,591,990     2,961,077      1,421,950      369,814    1,052,136
   INVESCO VIF - Leisure                           1,002,159       278,062       724,097              -            -            -
   INVESCO VIF - Utilities                         1,413,473       305,358     1,108,115        141,238       22,159      119,079
Janus Aspen Series:
   Janus Aspen Series Balanced                        57,501         3,830        53,671              -            -            -
   Janus Aspen Series Flexible Income                 25,934           170        25,764              -            -            -
   Janus Aspen Series Growth                          26,711            20        26,691              -            -            -
   Janus Aspen Series Worldwide Growth            13,323,220    12,946,666       376,554        146,938        8,275      138,663
Oppenheimer Variable Accounts Fund:
   Oppenheimer Global Securities                      29,681         2,882        26,799              -            -            -
   Oppenheimer Strategic Bond                          5,028         3,500         1,528              -            -            -
PIMCO Variable Insurance Trust:
   PIMCO High Yield                               27,197,895    19,409,516     7,788,379     21,217,537   13,988,901    7,228,636
   PIMCO StocksPLUS Growth and Income             13,357,877    14,285,763      (927,886)     8,925,373    7,365,612    1,559,761
Pioneer Variable Contracts Trust:
   Pioneer Equity-Income VCT                          21,635            61        21,574              -            -            -
   Pioneer Fund VCT                                3,769,608     1,315,200     2,454,408        268,899       26,350      242,549
   Pioneer Mid-Cap Value VCT                       7,875,737     2,670,048     5,205,689        576,552       96,828      479,724
   Pioneer Small Company VCT                         431,876        92,472       339,404        107,907       10,101       97,806
ProFunds VP:
   ProFund VP Bull                                18,816,487    16,427,269     2,389,218      4,686,896    2,370,498    2,316,398
   ProFund VP Europe 30                           50,746,741    48,922,218     1,824,523     23,135,968   22,371,682      764,286
   ProFund VP Small-Cap                           44,254,935    41,001,972     3,252,963     21,972,144   19,853,663    2,118,481
Prudential Series Fund, Inc.:
   Prudential Jennison                            45,072,785    43,503,839     1,568,946     26,252,187   19,904,133    6,348,054
   Prudential SP Jennison International
      Growth                                      10,464,472     8,810,383     1,654,089     12,383,699   10,604,474    1,779,225
Putnam Variable Trust:
   Putnam VT Growth and Income                       199,811        27,845       171,966         50,302        2,090       48,212
   Putnam VT International Growth and Income         355,859        48,525       307,334         70,513        6,733       63,780
   Putnam VT Voyager II                              227,745        22,636       205,109         68,823        2,835       65,988


                                      109

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


6. CHANGES IN UNITS (CONTINUED)

                                                                       FOR THE YEAR ENDED DECEMBER 31
                                                                2002                                        2001
                                            ---------------------------------------------------------------------------------------
                                                                                  NET                                     NET
                                                   UNITS           UNITS        INCREASE      UNITS          UNITS      INCREASE
                                                   ISSUED         REDEEMED     (DECREASE)     ISSUED        REDEEMED   (DECREASE)
                                            ---------------------------------------------------------------------------------------
Travelers Series Fund Inc.:
   Smith Barney High Income                               35         3,035        (3,000)            93        4,626       (4,533)
   Smith Barney International All Cap Growth              80         2,233        (2,153)           277        1,051         (774)
   Smith Barney Large Cap Value                          114         3,173        (3,059)             6        3,282       (3,276)
   Smith Barney Money Market                              16         6,191        (6,175)        15,005       10,129        4,876
UBS Series Trust:
   UBS Tactical Allocation                           165,483        32,046       133,437         89,352        5,615       83,737

                                      110

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY

Accumulation unit value information for units outstanding, by Contract type, as of December 31, 2002 follows:

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST ALL CAP
Contracts in accumulation period:
DVA                                                                                   41,458.754   $8.65         $358,618
DVA Series 100                                                                         3,137.705    8.56           26,859
DVA Plus - Standard (pre February 2000)                                               94,490.061    8.59          811,670
DVA Plus - Standard (post January 2000 & post 2000)                                  355,697.642    8.57        3,048,329
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              3,519,149.243    8.55       30,088,726
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            4,205,675.709    8.54       35,916,471
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        1,646,986.989    8.51       14,015,859
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        957,911.527    8.50        8,142,248
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           1,505,988.275    8.49       12,785,840
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    3,652,427.624    8.47       30,936,062
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        1,438,659.230    8.46       12,171,057
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  3,308,447.252    8.45       27,956,379
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           5,615,264.398    8.42       47,280,526
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,104.907    8.41           26,112
Access - Annual Ratchet (post April 2001)                                            186,268.904    8.39        1,562,796
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 892,250.465    8.37        7,468,136

                                      111

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST ALL CAP (CONTINUED)
Access - 7% Solution (post April 2001)                                               142,957.557   $8.36       $1,195,125
Access  - Max 7 (post April 2001)                                                    381,029.823    8.34        3,177,789
ES II - Max 7 (post 2000), Generations - Max 7                                       915,050.379    8.44        7,723,025
Landmark - 7% Solution                                                               294,227.794    8.40        2,471,513
Value                                                                                 71,708.265    8.68          622,428
                                                                                -----------------        -----------------
                                                                                  29,231,892.503             $247,785,568
                                                                                =================        =================

GCG TRUST ALL CAP ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  3,130.121   $9.53          $29,830
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                   75.548    9.53              720
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               2,247.033    9.53           21,414
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            8,123.878    9.52           77,339
ES II - Max 7 (post 2000), Generations - Max 7                                         4,915.691    9.52           46,797
                                                                                -----------------        -----------------
                                                                                      18,492.271                 $176,100
                                                                                =================        =================

GCG TRUST ASSET ALLOCATION GROWTH
Contracts in accumulation period:
DVA                                                                                    2,027.410   $7.33          $14,861
DVA Plus - Standard (pre February 2000)                                               26,126.263    7.29          190,460
DVA Plus - Standard (post January 2000 & post 2000)                                   70,920.996    7.28          516,305
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                660,455.843    7.26        4,794,909
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,194,266.289    7.25        8,658,431
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          169,483.674    7.24        1,227,062

                                      112

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST ASSET ALLOCATION GROWTH (CONTINUED)
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        187,063.134   $7.23       $1,352,466
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             337,704.673    7.22        2,438,228
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      501,198.187    7.21        3,613,639
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          446,755.295    7.20        3,216,638
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    987,291.899    7.20        7,108,502
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,284,001.843    7.18        9,219,133
Access - Annual Ratchet (post April 2001)                                             51,903.335    7.16          371,628
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 224,828.378    7.15        1,607,523
Access - 7% Solution (post April 2001)                                                31,656.908    7.14          226,030
Access  - Max 7 (post April 2001)                                                     69,349.514    7.12          493,769
ES II - Max 7 (post 2000), Generations - Max 7                                       241,486.345    7.19        1,736,287
Landmark - 7% Solution                                                                48,142.273    7.16          344,699
Value                                                                                 16,589.694    7.35          121,934
                                                                                -----------------        -----------------
                                                                                   6,551,251.953              $47,252,504
                                                                                =================        =================

GCG TRUST CAPITAL GROWTH
Contracts in accumulation period:
DVA 80                                                                                 1,607.870  $10.52          $16,915
DVA                                                                                  153,146.430   10.37        1,588,128
DVA Series 100                                                                         8,227.787   10.13           83,347
DVA Plus - Standard (pre February 2000)                                              380,316.760   10.20        3,879,231
DVA Plus - Standard (post January 2000 & post 2000)                                  142,766.855   10.17        1,451,939
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              5,368,760.600   10.10       54,224,482
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,918,853.410   10.06       19,303,665

                                      113

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST CAPITAL GROWTH (CONTINUED)
DVA Plus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        4,478,808.490   $9.99      $44,743,297
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        749,731.689    9.96        7,467,328
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             481,010.436    9.92        4,771,624
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    6,139,683.548    9.89       60,721,470
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          616,585.888    9.86        6,079,537
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  1,761,535.292    9.82       17,298,277
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,863,527.950    9.76       18,188,033
Access - Annual Ratchet (post April 2001)                                             30,974.973    9.66          299,218
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 184,178.500    9.62        1,771,797
Access - 7% Solution (post April 2001)                                                58,702.850    9.59          562,960
Access  - Max 7 (post April 2001)                                                     67,393.152    9.52          641,583
ES II - Max 7 (post 2000), Generations - Max 7                                       249,302.116    9.79        2,440,668
Landmark - 7% Solution                                                                56,387.454    9.69          546,394
Value                                                                                 65,321.974   10.45          682,615
                                                                                -----------------        -----------------
                                                                                  24,776,824.024             $246,762,508
                                                                                =================        =================

GCG TRUST CAPITAL GROWTH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  1,843.350  $10.46          $19,281
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                 341.182   10.45            3,565

                                      114

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST CAPITAL GROWTH ADVISOR (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            6,840.247  $10.45          $71,481
ES II - Max 7 (post 2000), Generations - Max 7                                         5,100.584   10.45           53,301
                                                                                -----------------        -----------------
                                                                                      14,125.363                 $147,628
                                                                                =================        =================
GCG TRUST CAPITAL GUARDIAN SMALL CAP
Currently payable annuity products:
DVA                                                                                    2,297.593  $13.52          $31,063
Contracts in accumulation period:
DVA 80                                                                                14,858.695   13.71          203,713
DVA                                                                                  214,874.378   13.52        2,905,102
DVA Series 100                                                                        13,572.305   13.18          178,883
DVA Plus - Standard (pre February 2000)                                              343,421.977   13.28        4,560,644
DVA Plus - Standard (post January 2000 & post 2000)                                  235,631.961   13.23        3,117,411
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              5,592,780.344   13.14       73,489,134
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            2,987,430.595   13.09       39,105,466
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        4,048,976.100   13.00       52,636,689
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,000,666.713   12.95       12,958,634
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             874,016.460   12.91       11,283,552
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    4,163,677.792   12.86       53,544,896
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          857,077.537   12.82       10,987,734
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  2,319,409.725   12.77       29,618,862

                                      115

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST CAPITAL GUARDIAN SMALL CAP (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           2,389,035.932  $12.68      $30,292,976
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          1,453.358   12.64           18,370
Access - Annual Ratchet (post April 2001)                                             61,290.156   12.55          769,191
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 350,648.747   12.50        4,383,109
Access - 7% Solution (post April 2001)                                                54,701.732   12.46          681,584
Access  - Max 7 (post April 2001)                                                     69,007.571   12.37          853,624
ES II - Max 7 (post 2000), Generations - Max 7                                       518,748.741   12.73        6,603,671
Landmark - 7% Solution                                                               123,957.985   12.59        1,560,631
Access One                                                                             1,141.000   14.00           15,974
Value                                                                                100,785.890   13.61        1,371,696
                                                                                -----------------        -----------------
                                                                                  26,339,463.287             $341,172,609
                                                                                =================        =================

GCG TRUST CAPITAL GUARDIAN SMALL CAP ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  5,340.969   $9.73          $51,968
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            1,152.595    9.72           11,203
ES II - Max 7 (post 2000), Generations - Max 7                                        26,474.859    9.72          257,336
                                                                                -----------------        -----------------
                                                                                      32,968.423                 $320,507
                                                                                =================        =================

GCG TRUST CORE BOND
Contracts in accumulation period:
DVA 80                                                                                   753.424  $13.35          $10,058
DVA                                                                                   90,062.736   13.13        1,182,524
DVA Series 100                                                                           738.171   12.76            9,419
DVA Plus - Standard (pre February 2000)                                              223,688.583   12.87        2,878,872
DVA Plus - Standard (post January 2000 & post 2000)                                  284,926.081   12.81        3,649,903
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              4,410,374.581   12.71       56,055,861
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            4,516,489.676   12.65       57,133,594
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        2,142,594.793   12.55       26,889,565

                                      116

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST CORE BOND (CONTINUED)
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      689,474.728    $12.49      $8,611,539
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard         1,936,105.724     12.44      24,085,155
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                  4,423,425.565     12.39      54,806,243
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                      1,446,384.844     12.34      17,848,389
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                3,457,226.108     12.29      42,489,309
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                         5,600,336.870     12.19      68,268,106
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                       32,107.716     12.13         389,467
Access - Annual Ratchet (post April 2001)                                          134,069.579     12.03       1,612,857
Access - Max 5.5 (post April 2001), Landmark - Max 7                               836,450.736     11.98      10,020,680
Access - 7% Solution (post April 2001)                                             299,610.090     11.93       3,574,348
Access  - Max 7 (post April 2001)                                                  390,105.072     11.83       4,614,943
ES II - Max 7 (post 2000), Generations - Max 7                                   1,325,734.470     12.24      16,226,990
Landmark - 7% Solution                                                             529,439.956     12.08       6,395,635
Value                                                                               71,442.238     13.24         945,895
VA Option I                                                                        161,643.514     13.19       2,132,078
VA Option II                                                                       104,350.003     12.86       1,341,941
VA Option III                                                                       78,978.140     12.70       1,003,022
VA Bonus Option I                                                                  410,566.626     12.65       5,193,668
VA Bonus Option II                                                                 238,795.640     12.34       2,946,738
VA Bonus Option III                                                                280,007.129     12.18       3,410,487
SmartDesign Advantage Option I                                                      41,826.052     11.89         497,312
SmartDesign Advantage Option II                                                     33,654.867     11.69         393,425
SmartDesign Advantage Option III                                                    27,833.585     11.55         321,478
Rollover Choice Option I                                                            11,209.365     13.41         150,318
Rollover Choice Option II                                                            7,405.249     13.19          97,675
                                                                                ---------------          ----------------
                                                                                34,237,811.911              $425,187,494
                                                                                ===============          ================

GCG TRUST CORE BOND ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                               27,862.818    $10.26        $285,873

                                      117

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST CORE BOND ADVISOR  (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              4,219.045    $10.26        $43,287
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             6,367.528     10.25         65,267
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         48,272.777     10.25        494,796
ES II - Max 7 (post 2000), Generations - Max 7                                      10,048.284     10.24        102,894
                                                                                ---------------          ---------------
                                                                                    96,770.452                 $992,117
                                                                                ===============          ===============

GCG TRUST DEVELOPING WORLD
Currently payable annuity products:
DVA                                                                                 12,255.773     $6.36        $77,947
Contracts in accumulation period:
DVA 80                                                                              14,178.783      6.42         91,028
DVA                                                                                475,932.987      6.36      3,026,934
DVA Series 100                                                                      18,313.765      6.25        114,461
DVA Plus - Standard (pre February 2000)                                            207,165.986      6.28      1,301,002
DVA Plus - Standard (post January 2000 & post 2000)                                144,724.137      6.26        905,973
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                            1,925,891.221      6.23     11,998,302
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          1,365,017.451      6.22      8,490,409
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                      1,372,716.295      6.19      8,497,114
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      474,427.290      6.17      2,927,216
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           249,735.938      6.16      1,538,373

                                      118

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST DEVELOPING WORLD (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                  1,283,289.404     $6.14     $7,879,397
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        256,922.106      6.13      1,574,933
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  690,414.368      6.11      4,218,432
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           847,173.047      6.08      5,150,812
Access - Annual Ratchet (post April 2001)                                           45,608.548      6.04        275,476
Access - Max 5.5 (post April 2001), Landmark - Max 7                                87,622.124      6.02        527,485
Access - 7% Solution (post April 2001)                                              14,127.458      6.01         84,906
Access  - Max 7 (post April 2001)                                                   39,283.433      5.98        234,915
ES II - Max 7 (post 2000), Generations - Max 7                                      89,889.364      6.10        548,325
Landmark - 7% Solution                                                              40,885.379      6.05        247,357
Value                                                                               46,745.779      6.39        298,706
                                                                                ---------------          ---------------
                                                                                 9,702,320.636              $60,009,503
                                                                                ===============          ===============

GCG TRUST DEVELOPING WORLD ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  520.886     $9.71         $5,058
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             5,949.670      9.70         57,712
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            504.135      9.70          4,890
ES II - Max 7 (post 2000), Generations - Max 7                                       1,184.808      9.70         11,493
                                                                                ---------------          ---------------
                                                                                     8,159.499                  $79,153
                                                                                ===============          ===============

GCG TRUST DIVERSIFIED MID-CAP Contracts in accumulation period:
DVA                                                                                 14,377.938     $7.30       $104,959
DVA Series 100                                                                         547.871      7.24          3,967
DVA Plus - Standard (pre February 2000)                                             52,084.982      7.26        378,137
DVA Plus - Standard (post January 2000 & post 2000)                                107,226.771      7.25        777,394
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                            1,436,693.678      7.23     10,387,295

                                      119

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST DIVERSIFIED MID-CAP (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          1,947,601.094     $7.22    $14,061,680
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        504,098.037      7.21      3,634,547
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      239,616.364      7.20      1,725,238
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           877,091.558      7.19      6,306,288
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                  1,210,498.995      7.18      8,691,383
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        839,243.527      7.17      6,017,376
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                1,611,467.331      7.17     11,554,221
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                         2,302,130.917      7.15     16,460,236
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                        1,418.819      7.14         10,130
Access - Annual Ratchet (post April 2001)                                           78,293.863      7.12        557,452
Access - Max 5.5 (post April 2001), Landmark - Max 7                               492,026.422      7.12      3,503,228
Access - 7% Solution (post April 2001)                                              74,631.497      7.11        530,630
Access  - Max 7 (post April 2001)                                                  181,302.263      7.09      1,285,433
ES II - Max 7 (post 2000), Generations - Max 7                                     532,775.028      7.16      3,814,669
Landmark - 7% Solution                                                             163,816.671      7.13      1,168,013
Value                                                                               28,075.151      7.31        205,229
                                                                                ---------------          ---------------
                                                                                12,695,018.777              $91,177,505
                                                                                ===============          ===============

GCG TRUST DIVERSIFIED MID-CAP ADVISOR Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                5,407.942     $9.48        $51,267

                                      120

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST DIVERSIFIED MID-CAP ADVISOR (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                432.092     $9.48         $4,096
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               243.004      9.47          2,301
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         12,952.240      9.47        122,658
ES II - Max 7 (post 2000), Generations - Max 7                                       4,137.894      9.47         39,186
                                                                                ---------------          ---------------
                                                                                    23,173.172                 $219,508
                                                                                ===============          ===============

GCG TRUST EQUITY GROWTH Contracts in accumulation period:
DVA                                                                                  3,698.022     $7.84        $28,992
DVA Plus - Standard (pre February 2000)                                              2,799.601      7.83         21,921
DVA Plus - Standard (post January 2000 & post 2000)                                 10,978.003      7.83         85,958
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              124,180.866      7.82        971,094
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            115,969.157      7.82        906,879
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                         36,456.517      7.81        284,725
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                       16,317.558      7.81        127,440
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            28,455.347      7.81        222,236
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                     62,875.801      7.81        491,060
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         20,987.840      7.80        163,705

                                      121

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST EQUITY GROWTH (CONTINUED)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                   37,951.928     $7.80       $296,025
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            67,606.323      7.79        526,653
Access - Max 5.5 (post April 2001), Landmark - Max 7                                10,421.530      7.78         81,080
Access  - Max 7 (post April 2001)                                                      852.028      7.78          6,629
ES II - Max 7 (post 2000), Generations - Max 7                                      10,170.532      7.80         79,330
Landmark - 7% Solution                                                               8,348.943      7.79         65,038
Value                                                                                  571.100      7.85          4,483
                                                                                ---------------          ---------------
                                                                                   558,641.096               $4,363,248
                                                                                ===============          ===============

GCG TRUST EQUITY GROWTH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  500.893     $9.64         $4,829
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            15,788.036      9.63        152,039
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          2,058.799      9.63         19,826
ES II - Max 7 (post 2000), Generations - Max 7                                      29,214.728      9.63        281,338
                                                                                ---------------          ---------------
                                                                                    47,562.456                 $458,032
                                                                                ===============          ===============

GCG TRUST EQUITY INCOME
Currently payable annuity products:
DVA 80                                                                               1,348.359    $22.22        $29,661
DVA                                                                                 25,612.255     21.61        553,481
Contracts in accumulation period:
DVA 80                                                                             121,213.832     22.22      2,693,671
DVA                                                                              2,051,786.851     21.61     44,339,114
DVA Series 100                                                                      32,304.604     20.57        664,506
DVA Plus - Standard (pre February 2000)                                            255,606.846     20.89      5,339,627
DVA Plus - Standard (post January 2000 & post 2000)                                159,632.560     20.72      3,307,587
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                            2,796,771.768     20.45     57,193,983
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          2,137,260.309     20.28     43,343,639

                                      122

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST EQUITY INCOME (CONTINUED)
DVA Plus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                      2,226,227.787    $20.03    $44,591,343
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      375,190.550     19.86      7,451,284
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           814,591.599     19.72     16,063,746
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                  3,360,009.304     19.58     65,788,982
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        773,224.228     19.44     15,031,479
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                1,769,553.969     19.30     34,152,392
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                         2,273,204.350     19.03     43,259,079
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          192.692     18.90          3,642
Access - Annual Ratchet (post April 2001)                                           69,736.079     18.63      1,299,183
Access - Max 5.5 (post April 2001), Landmark - Max 7                               425,111.213     18.50      7,864,557
Access - 7% Solution (post April 2001)                                              90,035.804     18.37      1,653,958
Access  - Max 7 (post April 2001)                                                   94,236.389     18.11      1,706,621
ES II - Max 7 (post 2000), Generations - Max 7                                     479,847.384     19.17      9,198,674
Landmark - 7% Solution                                                             151,475.992     18.76      2,841,690
Access One                                                                             875.000     23.18         20,283
Value                                                                               60,096.515     21.92      1,317,316
                                                                                ---------------          ---------------
                                                                                20,545,146.239             $409,709,498
                                                                                ===============          ===============

GCG TRUST EQUITY INCOME ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                               14,864.732     $9.83       $146,120
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            18,285.717      9.82        179,566

                                      123

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST EQUITY INCOME ADVISOR (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         21,139.474     $9.82       $207,590
ES II - Max 7 (post 2000), Generations - Max 7                                      10,928.226      9.81        107,206
                                                                                ---------------          ---------------
                                                                                    65,218.149                 $640,482
                                                                                ===============          ===============

GCG TRUST EQUITY OPPORTUNITY
Currently payable annuity products:
DVA                                                                                 14,478.487    $15.71       $227,457
Contracts in accumulation period:
DVA 80                                                                              15,404.039     16.05        247,235
DVA                                                                              1,154,948.305     15.71     18,144,238
DVA Series 100                                                                      16,405.052     15.12        248,044
DVA Plus - Standard (pre February 2000)                                            284,899.727     15.31      4,361,815
DVA Plus - Standard (post January 2000 & post 2000)                                184,671.967     15.21      2,808,861
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                            2,929,610.455     15.06     44,119,933
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          1,951,375.489     14.96     29,192,577
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                      2,915,535.853     14.82     43,208,241
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      692,996.783     14.72     10,200,913
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           479,670.392     14.64      7,022,375
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                  3,453,225.380     14.56     50,278,962
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        577,200.232     14.48      8,357,859
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                1,643,361.524     14.41     23,680,840

                                      124

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST EQUITY OPPORTUNITY (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           2,091,212.810     $14.25    $29,799,783
Access - Annual Ratchet (post April 2001)                                             41,941.988      14.02        588,027
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 132,555.663      13.94      1,847,826
Access - 7% Solution (post April 2001)                                                34,165.539      13.87        473,876
Access  - Max 7 (post April 2001)                                                     61,196.435      13.72        839,615
ES II - Max 7 (post 2000), Generations - Max 7                                       263,932.617      14.33      3,782,154
Landmark - 7% Solution                                                                44,959.241      14.10        633,925
Value                                                                                 56,140.426      15.88        891,510
                                                                                -----------------           ---------------
                                                                                  19,039,888.404              $280,956,066
                                                                                =================           ===============

GCG TRUST EQUITY OPPORTUNITY ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                    169.464      $9.75         $1,652
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            2,428.703       9.74         23,656
ES II - Max 7 (post 2000), Generations - Max 7                                           860.908       9.74          8,385
                                                                                -----------------           ---------------
                                                                                       3,459.075                   $33,693
                                                                                =================           ===============

GCG TRUST FOCUS VALUE Contracts in accumulation period:
DVA Series 100                                                                           403.111      $8.37         $3,374
DVA Plus - Standard (post January 2000 & post 2000)                                       88.979       8.38            746
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 93,267.838       8.37        780,652
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               91,570.714       8.37        766,447
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           69,302.448       8.36        579,368
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         22,197.693       8.36        185,573
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              36,243.979       8.36        303,000

                                      125

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST FOCUS VALUE (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                     94,260.227     $8.35       $787,073
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         16,518.844      8.35        137,932
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                   53,879.191      8.35        449,891
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            94,082.902      8.34        784,651
Access - Annual Ratchet (post April 2001)                                            5,396.319      8.33         44,951
Access - Max 5.5 (post April 2001), Landmark - Max 7                                15,877.599      8.33        132,260
Access - 7% Solution (post April 2001)                                              20,649.316      8.33        172,009
Access  - Max 7 (post April 2001)                                                    8,470.384      8.32         70,474
ES II - Max 7 (post 2000), Generations - Max 7                                      84,874.579      8.35        708,703
Landmark - 7% Solution                                                               1,398.706      8.34         11,665
Value                                                                                1,571.082      8.40         13,197
                                                                                ---------------          ---------------
                                                                                   710,053.911               $5,931,966
                                                                                ===============          ===============

GCG TRUST FOCUS VALUE ADVISOR
Contracts in accumulation period:
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               222.890    $10.17         $2,267
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          1,252.965     10.16         12,730
ES II - Max 7 (post 2000), Generations - Max 7                                       3,259.390     10.16         33,115
                                                                                ---------------          ---------------
                                                                                     4,735.245                  $48,112
                                                                                ===============          ===============

GCG TRUST FULLY MANAGED
Currently payable annuity products:
DVA 80                                                                                 476.959    $30.37        $14,885
DVA                                                                                 17,327.473     29.53        511,680
Contracts in accumulation period:
DVA 80                                                                              46,348.529     30.37      1,407,205
DVA                                                                              1,134,176.173     29.53     33,492,223
DVA Series 100                                                                      21,165.295     28.11        594,956
DVA Plus - Standard (pre February 2000)                                            435,649.731     28.55     12,437,800
DVA Plus - Standard (post January 2000 & post 2000)                                281,689.371     28.32      7,977,443
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                            5,326,018.141     27.96    148,915,467

                                      126

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST FULLY MANAGED (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                             4,380,116.820    $27.72    $121,416,838
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                         4,093,955.209     27.37     112,051,554
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         639,976.992     27.14      17,368,976
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            1,232,631.081     26.95      33,219,408
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                     5,387,390.525     26.76     144,166,570
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         1,345,841.222     26.57      35,759,001
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                          3,716,909.826     26.38      98,052,081
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            3,927,374.682     26.01     102,151,015
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          12,094.796     25.83         312,409
Access - Annual Ratchet (post April 2001)                                             122,475.644     25.46       3,118,230
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  442,656.923     25.28      11,190,367
Access - 7% Solution (post April 2001)                                                164,221.185     25.10       4,121,952
Access  - Max 7 (post April 2001)                                                     217,796.256     24.75       5,390,457
ES II - Max 7 (post 2000), Generations - Max 7                                      1,256,046.260     26.20      32,908,412
Landmark - 7% Solution                                                                232,111.293     25.65       5,953,655
Value                                                                                  90,281.116     29.95       2,703,919
                                                                                 -----------------          ----------------
                                                                                   34,524,731.502              $935,236,503
                                                                                 =================          ================

GCG TRUST FULLY MANAGED ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                         8,749.639    $10.01         $87,584

                                      127

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST FULLY MANAGED ADVISOR (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                1,656.240   $10.01        $16,579
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              11,784.255    10.00        117,843
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           51,407.699    10.00        514,077
ES II - Max 7 (post 2000), Generations - Max 7                                        15,783.663     9.99        157,679
                                                                                 ----------------         ---------------
                                                                                      89,381.496                $893,762
                                                                                 ================         ===============

GCG TRUST FUNDAMENTAL GROWTH FOCUS
Contracts in accumulation period:
DVA Plus - Standard (post January 2000 & post 2000)                                    4,821.861    $7.98        $38,478
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                       44,772.613     7.97        356,838
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               27,663.603     7.97        220,479
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           18,057.041     7.97        143,915
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                            754.698     7.96          6,007
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              60,486.886     7.96        481,476
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       44,257.084     7.96        352,286
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           16,838.025     7.96        134,031
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                            27,465.089     7.95        218,347

                                      128

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST FUNDAMENTAL GROWTH FOCUS (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                              62,915.346   $7.95     $500,177
Access - Max 5.5 (post April 2001), Landmark - Max 7                                   8,896.164    7.94       70,636
Access - 7% Solution (post April 2001)                                                   297.033    7.93        2,355
ES II - Max 7 (post 2000), Generations - Max 7                                        26,080.260    7.95      207,338
Landmark - 7% Solution                                                                 1,011.739    7.94        8,033
Value                                                                                    246.288    8.00        1,970
                                                                                 ----------------        -------------
                                                                                     344,563.730           $2,742,366
                                                                                 ================        =============

GCG TRUST FUNDAMENTAL GROWTH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        4,049.598   $9.45      $38,269
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            6,209.274    9.44       58,616
ES II - Max 7 (post 2000), Generations - Max 7                                         1,178.801    9.44       11,128
                                                                                 ----------------        -------------
                                                                                      11,437.673             $108,013
                                                                                 ================        =============

GCG TRUST GLOBAL FRANCHISE
Contracts in accumulation period:
DVA 80                                                                                 1,187.427   $8.88      $10,544
DVA                                                                                      640.174    8.87        5,678
DVA Plus - Standard (pre February 2000)                                               11,623.141    8.86      102,981
DVA Plus - Standard (post January 2000 & post 2000)                                   23,085.952    8.85      204,311
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                      220,958.044    8.85    1,955,479
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              255,200.584    8.84    2,255,973
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          135,600.201    8.84    1,198,706
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         27,705.332    8.83      244,638

                                      129

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST GLOBAL FRANCHISE (CONTINUED)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              136,897.046   $8.83     $1,208,801
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       222,557.194    8.83      1,965,180
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            53,322.828    8.83        470,841
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                            133,793.649    8.82      1,180,060
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                              201,785.907    8.82      1,779,752
Access - Annual Ratchet (post April 2001)                                               5,968.492    8.81         52,582
Access - Max 5.5 (post April 2001), Landmark - Max 7                                   40,257.987    8.80        354,270
Access - 7% Solution (post April 2001)                                                  1,758.151    8.80         15,472
Access  - Max 7 (post April 2001)                                                      34,645.719    8.80        304,882
ES II - Max 7 (post 2000), Generations - Max 7                                        130,191.636    8.82      1,148,290
Landmark - 7% Solution                                                                 14,613.060    8.81        128,741
Value                                                                                   9,607.419    8.88         85,314
                                                                                 -----------------        ---------------
                                                                                    1,661,399.943            $14,672,495
                                                                                 =================        ===============

GCG TRUST GLOBAL FRANCHISE ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        29,031.188   $9.52       $276,377
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                   412.034    9.52          3,923
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                1,167.197    9.51         11,100
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            26,238.388    9.51        249,527
ES II - Max 7 (post 2000), Generations - Max 7                                         17,515.525    9.51        166,573
                                                                                 -----------------        ---------------
                                                                                       74,364.332               $707,500
                                                                                 =================        ===============

                                      130

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST GROWTH
Contracts in accumulation period:
DVA 80                                                                                 12,857.714  $10.95      $140,792
DVA                                                                                   368,583.831   10.81     3,984,391
DVA Series 100                                                                         10,762.408   10.55       113,543
DVA Plus - Standard (pre February 2000)                                               566,759.980   10.62     6,018,991
DVA Plus - Standard (post January 2000 & post 2000)                                   445,014.880   10.59     4,712,708
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                    12,372,394.796   10.52   130,157,593
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                             5,599,656.965   10.48    58,684,405
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                         8,151,063.532   10.41    84,852,571
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                       2,302,846.613   10.37    23,880,519
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            1,434,608.045   10.34    14,833,847
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    11,094,010.020   10.30   114,268,303
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         1,379,115.515   10.27    14,163,516
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                          4,731,610.364   10.23    48,404,374
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            4,149,073.607   10.16    42,154,588
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                           1,801.069   10.13        18,245
Access - Annual Ratchet (post April 2001)                                              60,336.832   10.06       606,989
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  311,442.281   10.02     3,120,652
Access - 7% Solution (post April 2001)                                                 62,459.653    9.99       623,972
Access  - Max 7 (post April 2001)                                                     134,109.863    9.92     1,330,370
ES II - Max 7 (post 2000), Generations - Max 7                                        464,260.700   10.20     4,735,459

                                      131

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST GROWTH (CONTINUED)
Landmark - 7% Solution                                                                149,093.481  $10.09     $1,504,353
Access One                                                                                808.000   11.18          9,033
Value                                                                                 151,569.894   10.88      1,649,080
                                                                                 -----------------        ---------------
                                                                                   53,954,240.043           $559,968,294
                                                                                 =================        ===============

GCG TRUST GROWTH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                         4,337.665   $9.78        $42,422
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                2,872.645    9.77         28,066
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                             2,205.411    9.76         21,525
                                                                                 -----------------        ---------------
                                                                                        9,415.721                $92,013
                                                                                 =================        ===============

GCG TRUST HARD ASSETS
Currently payable annuity products:
DVA                                                                                     1,451.663  $14.85        $21,557
Contracts in accumulation period:
DVA 80                                                                                 35,342.359   15.27        539,678
DVA                                                                                   217,667.924   14.85      3,232,369
DVA Series 100                                                                         11,963.287   14.13        169,041
DVA Plus - Standard (pre February 2000)                                                64,493.201   14.35        925,477
DVA Plus - Standard (post January 2000 & post 2000)                                    36,131.929   14.23        514,157
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                       575,255.091   14.05      8,082,334
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               436,184.996   13.94      6,080,419
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           561,649.827   13.76      7,728,302
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          62,770.602   13.64        856,191

                                      132

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST HARD ASSETS (CONTINUED)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              108,459.704    $13.55    $1,469,629
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       968,858.495     13.45    13,031,147
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           120,307.849     13.36     1,607,313
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                            302,601.665     13.26     4,012,498
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                              932,326.908     13.08    12,194,836
Access - Annual Ratchet (post April 2001)                                              23,531.967     12.80       301,209
Access - Max 5.5 (post April 2001), Landmark - Max 7                                   43,248.118     12.71       549,684
Access - 7% Solution (post April 2001)                                                 11,014.885     12.62       139,008
Access  - Max 7 (post April 2001)                                                      23,773.123     12.44       295,738
ES II - Max 7 (post 2000), Generations - Max 7                                        389,188.424     13.17     5,125,612
Landmark - 7% Solution                                                                 14,039.187     12.89       180,965
Access One                                                                             14,311.339     15.93       227,980
Value                                                                                  31,695.351     15.06       477,332
                                                                                 -----------------          --------------
                                                                                    4,986,267.894             $67,762,476
                                                                                 =================          ==============

GCG TRUST HARD ASSETS ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                         1,119.434     $9.83       $11,004
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                    25.690      9.83           253
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                  239.543      9.82         2,352
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                             7,945.259      9.82        78,022
ES II - Max 7 (post 2000), Generations - Max 7                                            511.225      9.82         5,020
                                                                                 -----------------          --------------
                                                                                        9,841.151                 $96,651
                                                                                 =================          ==============


                                      133

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INTERNATIONAL ENHANCED EAFE
Contracts in accumulation period:
DVA                                                                                    2,423.918      $8.25       $19,997
DVA Plus - Standard (pre February 2000)                                                4,118.741       8.23        33,897
DVA Plus - Standard (post January 2000 & post 2000)                                    2,548.665       8.23        20,976
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                       72,897.915       8.22       599,221
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              106,211.466       8.22       873,058
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           33,208.173       8.22       272,971
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          4,278.309       8.21        35,125
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              81,976.969       8.21       673,031
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       52,606.310       8.21       431,898
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            9,890.018       8.21        81,197
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                            51,442.150       8.20       421,826
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             138,594.248       8.20     1,136,473
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            466.576       8.19         3,821
Access - Annual Ratchet (post April 2001)                                              1,612.722       8.19        13,208
Access - Max 5.5 (post April 2001), Landmark - Max 7                                   6,369.326       8.19        52,165
Access - 7% Solution (post April 2001)                                                 4,136.609       8.18        33,837
Access  - Max 7 (post April 2001)                                                      3,184.248       8.18        26,047
ES II - Max 7 (post 2000), Generations - Max 7                                        12,518.879       8.20       102,655
Landmark - 7% Solution                                                                 8,531.245       8.19        69,871
Value                                                                                  1,514.364       8.25        12,494
VA Option I                                                                            3,925.552       8.25        32,386
VA Option II                                                                              42.615       8.23           351

                                      134

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INTERNATIONAL ENHANCED EAFE (CONTINUED)
VA Bonus Option I                                                                      1,123.321    $8.22        $9,234
VA Bonus Option II                                                                       806.164     8.21         6,619
VA Bonus Option III                                                                    2,716.806     8.20        22,278
SmartDesign Advantage Option I                                                            71.304     8.18           583
SmartDesign Advantage Option II                                                          587.775     8.17         4,802
                                                                                 ----------------         --------------
                                                                                     607,804.388             $4,990,021
                                                                                 ================         ==============

GCG TRUST INTERNATIONAL ENHANCED EAFE ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        3,935.485    $9.76       $38,410
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            9,208.703     9.75        89,785
ES II - Max 7 (post 2000), Generations - Max 7                                         3,747.359     9.74        36,499
                                                                                 ----------------         --------------
                                                                                      16,891.547               $164,694
                                                                                 ================         ==============

GCG TRUST INTERNATIONAL EQUITY
Contracts in accumulation period:
DVA                                                                                   14,806.091    $7.41      $109,713
DVA Plus - Standard (pre February 2000)                                                5,838.470     7.29        42,562
DVA Plus - Standard (post January 2000 & post 2000)                                   41,512.023     7.26       301,377
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                    4,449,069.007     7.16    31,855,334
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,834,152.254     7.19    13,187,555
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        1,745,092.452     7.14    12,459,960
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        700,469.554     7.11     4,980,339
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             244,423.432     7.09     1,732,962

                                      135

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INTERNATIONAL EQUITY (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                     4,107,916.003   $7.07     $29,042,966
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           261,177.037    7.04       1,838,686
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                          1,565,174.958    7.02      10,987,528
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            1,470,429.332    6.97      10,248,892
Access - Annual Ratchet (post April 2001)                                               8,794.725    6.90          60,684
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  132,382.931    6.87         909,471
Access - 7% Solution (post April 2001)                                                 28,442.290    6.85         194,830
Access  - Max 7 (post April 2001)                                                      28,306.916    6.80         192,487
ES II - Max 7 (post 2000), Generations - Max 7                                        221,112.964    6.99       1,545,580
Landmark - 7% Solution                                                                 55,117.980    6.92         381,416
Value                                                                                  54,578.332    7.46         407,154
                                                                                 -----------------        ----------------
                                                                                   16,968,796.751            $120,479,496
                                                                                 =================        ================

GCG TRUST INTERNATIONAL EQUITY ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                         2,275.003   $9.80         $22,295
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                             7,027.611    9.79          68,800
ES II - Max 7 (post 2000), Generations - Max 7                                         16,649.992    9.79         163,003
                                                                                 -----------------        ----------------
                                                                                       25,952.606                $254,098
                                                                                 =================        ================

GCG TRUST INTERNET TOLLKEEPER
Contracts in accumulation period:
DVA                                                                                     2,033.594   $4.68          $9,517
DVA Series 100                                                                          1,507.485    4.65           7,010
DVA Plus - Standard (pre February 2000)                                                 3,020.064    4.66          14,073
DVA Plus - Standard (post January 2000 & post 2000)                                     9,099.556    4.66          42,404
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                       387,485.791    4.65       1,801,809

                                      136

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INTERNET TOLLKEEPER (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               519,243.692   $4.64     $2,409,291
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           109,776.291    4.64        509,362
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          18,672.457    4.63         86,453
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              240,376.369    4.63      1,112,943
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       151,985.088    4.63        703,691
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           181,314.866    4.62        837,675
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                            220,934.965    4.62      1,020,720
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                              447,885.199    4.61      2,064,751
Access - Annual Ratchet (post April 2001)                                              41,859.479    4.60        192,554
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  141,022.746    4.59        647,294
Access - 7% Solution (post April 2001)                                                 23,045.661    4.59        105,780
Access  - Max 7 (post April 2001)                                                      80,239.506    4.58        367,497
ES II - Max 7 (post 2000), Generations - Max 7                                        161,332.193    4.61        743,741
Landmark - 7% Solution                                                                 22,077.083    4.60        101,555
Value                                                                                   5,625.439    4.69         26,383
                                                                                 -----------------        ---------------
                                                                                    2,768,537.524            $12,804,503
                                                                                 =================        ===============

GCG TRUST INTERNET TOLLKEEPER ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                           335.041  $10.42         $3,491

                                      137

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INTERNET TOLLKEEPER ADVISOR (CONTINUED)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                1,329.443  $10.41       $13,840
ES II - Max 7 (post 2000), Generations - Max 7                                          3,454.704   10.40        35,929
                                                                                 -----------------        --------------
                                                                                        5,119.188               $53,260
                                                                                 =================        ==============

GCG TRUST INVESTORS
Contracts in accumulation period:
DVA                                                                                     5,944.138   $8.17       $48,564
DVA Plus - Standard (pre February 2000)                                                37,817.102    8.11       306,697
DVA Plus - Standard (post January 2000 & post 2000)                                   169,038.915    8.09     1,367,525
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                     1,177,891.614    8.07     9,505,585
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                             1,674,081.360    8.06    13,493,096
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           590,391.269    8.04     4,746,746
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         330,087.985    8.02     2,647,306
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            1,030,210.891    8.01     8,251,989
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                     1,371,276.985    8.00    10,970,216
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           534,292.847    7.99     4,269,000
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                          1,333,386.702    7.98    10,640,426
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            2,079,376.721    7.95    16,531,045
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                           2,596.183    7.94        20,614

                                      138

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INVESTORS (CONTINUED)
Access - Annual Ratchet (post April 2001)                                             88,534.000   $7.92       $701,189
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 294,204.803    7.91      2,327,160
Access - 7% Solution (post April 2001)                                                33,193.925    7.89        261,900
Access  - Max 7 (post April 2001)                                                    215,194.574    7.87      1,693,581
ES II - Max 7 (post 2000), Generations - Max 7                                       336,121.073    7.96      2,675,524
Landmark - 7% Solution                                                               160,813.629    7.93      1,275,252
Value                                                                                 51,170.187    8.19        419,084
                                                                                -----------------        ---------------
                                                                                  11,515,624.903            $92,152,499
                                                                                =================        ===============

GCG TRUST INVESTORS ADVISOR
Contracts in accumulation period:
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               5,609.111   $9.75        $54,689
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            2,588.611    9.75         25,239
ES II - Max 7 (post 2000), Generations - Max 7                                        22,298.988    9.74        217,192
                                                                                -----------------        ---------------
                                                                                      30,496.710               $297,120
                                                                                =================        ===============

GCG TRUST J.P. MORGAN FLEMING SMALL CAP EQUITY
Contracts in accumulation period:
DVA                                                                                    3,893.026   $7.87        $30,638
DVA Plus - Standard (pre February 2000)                                                6,459.288    7.85         50,705
DVA Plus - Standard (post January 2000 & post 2000)                                   13,266.013    7.85        104,138
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                169,670.331    7.85      1,331,912
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              209,858.323    7.84      1,645,289
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           31,083.841    7.84        243,697
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         14,675.334    7.83        114,908
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             114,379.561    7.83        895,592

                                      139

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST J.P. MORGAN FLEMING SMALL CAP EQUITY (CONTINUED)
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      166,809.449   $7.83     $1,306,118
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           72,176.099    7.83        565,139
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                     95,249.109    7.82        744,848
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             155,619.727    7.82      1,216,946
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,107.867    7.82         16,484
Access - Annual Ratchet (post April 2001)                                              5,346.492    7.81         41,756
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  37,673.562    7.81        294,231
Access - 7% Solution (post April 2001)                                                    47.133    7.81            368
Access  - Max 7 (post April 2001)                                                      8,558.644    7.80         66,757
ES II - Max 7 (post 2000), Generations - Max 7                                        54,217.816    7.82        423,983
Landmark - 7% Solution                                                                18,981.527    7.81        148,246
Value                                                                                  9,884.594    7.87         77,792
VA Option I                                                                            2,395.075    7.87         18,849
VA Option II                                                                             202.769    7.85          1,592
VA Option III                                                                             74.699    7.85            586
VA Bonus Option I                                                                     11,543.916    7.84         90,504
VA Bonus Option II                                                                     2,705.468    7.83         21,184
VA Bonus Option III                                                                    2,734.971    7.82         21,387
SmartDesign Advantage Option I                                                           277.276    7.80          2,163
SmartDesign Advantage Option II                                                        1,939.734    7.79         15,111
                                                                                -----------------        ---------------
                                                                                   1,211,831.644             $9,490,923
                                                                                =================        ===============

GCG TRUST J.P. MORGAN FLEMING SMALL CAP ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 12,546.872   $9.49       $119,070
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                   51.434    9.49            488
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              11,332.630    9.48        107,433

                                      140

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST J.P. MORGAN FLEMING SMALL CAP ADVISOR (CONTINUED)
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           12,802.704   $9.48       $121,370
ES II - Max 7 (post 2000), Generations - Max 7                                        17,168.053    9.48        162,753
                                                                                -----------------        ---------------
                                                                                      53,901.693               $511,114
                                                                                =================        ===============

GCG TRUST JANUS GROWTH AND INCOME
Contracts in accumulation period:
DVA                                                                                   19,775.056   $7.11       $140,601
DVA Series 100                                                                         3,746.840    7.06         26,453
DVA Plus - Standard (pre February 2000)                                               78,084.441    7.07        552,057
DVA Plus - Standard (post January 2000 & post 2000)                                  257,195.925    7.07      1,818,375
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,676,922.509    7.05     11,822,304
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            2,831,574.297    7.04     19,934,283
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          719,851.323    7.03      5,060,555
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        315,169.992    7.02      2,212,493
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           1,160,151.753    7.01      8,132,664
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    1,909,356.758    7.00     13,365,497
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        1,307,255.573    6.99      9,137,716
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  2,513,591.776    6.99     17,570,007
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           3,186,621.478    6.97     22,210,752

                                      141

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST JANUS GROWTH AND INCOME (CONTINUED)
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          5,288.195   $6.96         $36,806
Access - Annual Ratchet (post April 2001)                                            132,023.878    6.95         917,566
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 584,691.147    6.94       4,057,757
Access - 7% Solution (post April 2001)                                               103,609.107    6.93         718,011
Access  - Max 7 (post April 2001)                                                    255,764.423    6.91       1,767,332
ES II - Max 7 (post 2000), Generations - Max 7                                       803,023.067    6.98       5,605,101
Landmark - 7% Solution                                                               184,660.669    6.95       1,283,392
Value                                                                                 54,814.567    7.13         390,828
VA Option I                                                                          150,753.831    7.12       1,073,367
VA Option II                                                                          48,439.217    7.07         342,465
VA Option III                                                                         17,896.151    7.05         126,168
VA Bonus Option I                                                                    167,273.116    7.04       1,177,603
VA Bonus Option II                                                                    75,159.946    6.99         525,368
VA Bonus Option III                                                                   38,566.865    6.97         268,811
SmartDesign Advantage Option I                                                         4,647.962    6.92          32,164
SmartDesign Advantage Option II                                                        7,683.653    6.89          52,940
SmartDesign Advantage Option III                                                       2,197.487    6.87          15,097
                                                                                -----------------        ----------------
                                                                                  18,615,791.002            $130,374,533
                                                                                =================        ================

GCG TRUST JANUS GROWTH AND INCOME ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 20,265.683   $9.73        $197,185
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               6,270.030    9.72          60,945
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           24,716.980    9.72         240,249
ES II - Max 7 (post 2000), Generations - Max 7                                         9,121.503    9.71          88,570
                                                                                -----------------        ----------------
                                                                                      60,374.196                $586,949
                                                                                =================        ================

GCG TRUST LARGE CAP VALUE
Contracts in accumulation period:
DVA                                                                                   45,296.402   $7.62        $345,159
DVA Series 100                                                                         2,185.539    7.54          16,479
DVA Plus - Standard (pre February 2000)                                              154,789.655    7.56       1,170,210
DVA Plus - Standard (post January 2000 & post 2000)                                  533,166.943    7.55       4,025,410
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              4,513,819.120    7.53      33,989,058

                                      142

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST LARGE CAP VALUE (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            6,465,372.229   $7.52     $48,619,599
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        2,128,387.026    7.50      15,962,903
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,328,528.910    7.48       9,937,396
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           2,660,134.746    7.47      19,871,207
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    4,117,976.668    7.46      30,720,106
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        2,719,020.902    7.45      20,256,706
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  5,103,820.816    7.44      37,972,427
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           6,279,536.964    7.42      46,594,164
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            685.718    7.41           5,081
Access - Annual Ratchet (post April 2001)                                            153,495.420    7.39       1,134,331
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 916,295.246    7.37       6,753,096
Access - 7% Solution (post April 2001)                                               190,461.403    7.36       1,401,796
Access  - Max 7 (post April 2001)                                                    486,302.358    7.34       3,569,459
ES II - Max 7 (post 2000), Generations - Max 7                                     1,216,648.520    7.43       9,039,699
Landmark - 7% Solution                                                               483,293.216    7.40       3,576,370
Access One                                                                               185.000    7.73           1,430
Value                                                                                102,148.307    7.64         780,413
                                                                                -----------------        ----------------
                                                                                  39,601,551.108            $295,742,499
                                                                                =================        ================


                                      143

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST LARGE CAP VALUE ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  8,771.780  $10.27        $90,086
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                 220.967   10.26          2,267
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            9,363.630   10.26         96,071
ES II - Max 7 (post 2000), Generations - Max 7                                        14,142.339   10.25        144,959
                                                                                -----------------        ---------------
                                                                                      32,498.716               $333,383
                                                                                =================        ===============

GCG TRUST LIMITED MATURITY BOND
Currently payable annuity products:
DVA 80                                                                                 2,359.019  $21.88        $51,615
DVA                                                                                    6,619.882   21.27        140,805
Contracts in accumulation period:
DVA 80                                                                                34,224.282   21.88        748,828
DVA                                                                                  846,602.221   21.27     18,007,229
DVA Series 100                                                                        12,011.152   20.25        243,226
DVA Plus - Standard (pre February 2000)                                              431,757.457   20.58      8,885,568
DVA Plus - Standard (post January 2000 & post 2000)                                  325,166.054   20.38      6,626,884
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              6,261,694.220   20.16    126,235,755
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            3,840,532.602   19.95     76,618,625
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        3,063,485.056   19.73     60,442,560
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        629,610.846   19.53     12,296,300
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             917,937.051   19.40     17,807,979

                                      144

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST LIMITED MATURITY BOND (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    4,436,722.906  $19.29     $85,584,385
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        1,001,052.596   19.12      19,140,126
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  2,793,640.320   18.99      53,051,230
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           2,647,004.840   18.72      49,551,931
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          6,404.724   18.62         119,256
Access - Annual Ratchet (post April 2001)                                            115,924.795   18.36       2,128,379
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 187,662.150   18.23       3,421,081
Access - 7% Solution (post April 2001)                                               102,237.878   18.10       1,850,506
Access  - Max 7 (post April 2001)                                                    117,719.660   17.84       2,100,119
ES II - Max 7 (post 2000), Generations - Max 7                                       457,642.573   18.89       8,644,868
Landmark - 7% Solution                                                               148,372.597   18.49       2,743,409
Access One                                                                             1,261.000   22.84          28,801
Value                                                                                118,011.620   21.60       2,549,051
                                                                                -----------------        ----------------
                                                                                  28,505,657.501            $559,018,516
                                                                                =================        ================

GCG TRUST LIQUID ASSET
Currently payable annuity products:
DVA 80                                                                                 2,612.969  $17.21         $44,969
DVA                                                                                    1,526.708   16.74          25,557
Contracts in accumulation period:
DVA 80                                                                               149,703.142   17.21       2,576,391
DVA                                                                                  679,365.487   16.74      11,372,578
DVA Series 100                                                                        44,784.895   15.93         713,423
DVA Plus - Standard (pre February 2000)                                              695,808.213   16.18      11,258,177
DVA Plus - Standard (post January 2000 & post 2000)                                  337,508.715   16.00       5,400,139
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                             12,089,343.159   15.84     191,495,196
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                           10,877,062.661   15.66     170,334,801

                                      145

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST LIQUID ASSET (CONTINUED)
DVA Plus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        5,577,965.813  $15.51      $86,514,250
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      2,297,033.266   15.33       35,213,520
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           1,599,933.376   15.23       24,366,985
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    8,964,021.189   15.17      135,984,201
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        1,590,575.818   15.01       23,874,543
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                 10,613,767.944   14.91      158,251,280
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           7,015,870.143   14.70      103,133,291
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         19,321.100   14.64          282,861
Access - Annual Ratchet (post April 2001)                                            327,508.915   14.43        4,725,954
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 514,408.939   14.33        7,371,480
Access - 7% Solution (post April 2001)                                               102,402.302   14.23        1,457,185
Access  - Max 7 (post April 2001)                                                    300,237.886   14.03        4,212,338
ES II - Max 7 (post 2000), Generations - Max 7                                       749,575.552   14.85       11,131,197
Landmark - 7% Solution                                                               246,747.572   14.54        3,587,710
Value                                                                                117,368.795   16.98        1,992,922
VA Option I                                                                          125,681.154   16.86        2,118,984
VA Option II                                                                          65,629.633   16.16        1,060,575
VA Option III                                                                         17,951.798   15.82          283,997
VA Bonus Option I                                                                    379,646.273   15.71        5,964,243
VA Bonus Option II                                                                   116,033.602   15.05        1,746,306
VA Bonus Option III                                                                  130,082.443   14.74        1,917,415
SmartDesign Advantage Option I                                                       948,016.951   14.15       13,414,440
SmartDesign Advantage Option II                                                       44,327.639   13.75          609,505
SmartDesign Advantage Option III                                                      29,720.969   13.46          400,044
Rollover Choice Option I                                                              25,088.627   17.34          435,037
                                                                                -----------------        -----------------
                                                                                  66,796,633.647           $1,023,271,494
                                                                                =================        =================


                                      146

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST LIQUID ASSET ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 28,048.150   $9.99        $280,201
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               14,084.319    9.99         140,702
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              14,647.450    9.98         146,182
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           65,111.528    9.98         649,813
ES II - Max 7 (post 2000), Generations - Max 7                                        58,442.123    9.98         583,252
                                                                                -----------------        ----------------
                                                                                     180,333.570              $1,800,150
                                                                                =================        ================

GCG TRUST MANAGED GLOBAL
Currently payable annuity products:
DVA                                                                                    6,904.811  $14.39         $99,360
Contracts in accumulation period:
DVA 80                                                                                12,796.817   14.69         187,985
DVA                                                                                1,163,854.594   14.39      16,747,868
DVA Series 100                                                                        19,801.323   13.89         275,040
DVA Plus - Standard (pre February 2000)                                              392,630.543   14.02       5,504,680
DVA Plus - Standard (post January 2000 & post 2000)                                  262,335.765   13.93       3,654,337
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,965,665.844   13.80      27,126,189
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            2,246,689.590   13.71      30,802,114
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        2,796,757.957   13.59      38,007,941
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        629,167.687   13.50       8,493,764

                                      147

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST MANAGED GLOBAL (CONTINUED)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           1,121,603.349  $13.43     $15,063,133
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    1,143,491.481   13.36      15,277,046
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          592,153.300   13.29       7,869,717
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  1,564,387.791   13.23      20,696,850
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,515,103.147   13.09      19,832,700
Access - Annual Ratchet (post April 2001)                                             44,003.244   12.89         567,202
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 210,410.956   12.82       2,697,468
Access - 7% Solution (post April 2001)                                                59,805.081   12.75         762,515
Access  - Max 7 (post April 2001)                                                    102,390.142   12.62       1,292,164
ES II - Max 7 (post 2000), Generations - Max 7                                       367,449.857   13.16       4,835,640
Landmark - 7% Solution                                                               127,169.390   12.95       1,646,844
Access One                                                                               953.000   15.12          14,409
Value                                                                                113,467.340   14.51       1,646,411
                                                                                -----------------        ----------------
                                                                                  16,458,993.009            $223,101,377
                                                                                =================        ================

GCG TRUST MANAGED GLOBAL ADVISOR
Contracts in accumulation period:
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            3,121.056  $10.23         $31,928
ES II - Max 7 (post 2000), Generations - Max 7                                         1,726.583   10.23          17,663
                                                                                -----------------        ----------------
                                                                                       4,847.639                 $49,591
                                                                                =================        ================

GCG TRUST MID-CAP GROWTH
Currenlty payable annuity products:
DVA                                                                                    3,693.891  $16.62         $61,392
Contracts in accumulation period:
DVA 80                                                                                24,281.313   16.90         410,354
DVA                                                                                  658,498.563   16.62      10,944,247
DVA Series 100                                                                        11,781.116   16.14         190,147
DVA Plus - Standard (pre February 2000)                                              356,065.245   16.28       5,796,742
DVA Plus - Standard (post January 2000 & post 2000)                                  262,443.098   16.21       4,254,203

                                      148

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST MID-CAP GROWTH (CONTINUED)
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              5,485,147.242  $16.05     $88,036,613
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            3,084,371.759   16.01      49,380,792
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        3,781,797.316   15.88      60,054,941
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,067,107.577   15.81      16,870,971
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             844,739.953   15.74      13,296,207
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    4,651,809.596   15.68      72,940,374
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          911,394.113   15.61      14,226,862
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  2,356,960.176   15.55      36,650,731
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           2,751,560.359   15.42      42,429,061
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          1,307.595   15.35          20,072
Access - Annual Ratchet (post April 2001)                                             59,471.114   15.22         905,150
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 309,800.690   15.16       4,696,578
Access - 7% Solution (post April 2001)                                                60,108.378   15.10         907,637
Access  - Max 7 (post April 2001)                                                    106,351.561   14.97       1,592,083
ES II - Max 7 (post 2000), Generations - Max 7                                       511,368.087   15.48       7,915,978
Landmark - 7% Solution                                                               130,301.492   15.29       1,992,310
Granite PrimElite - Standard                                                           2,558.699   16.28          41,656
Granite PrimElite - Annual Ratchet                                                    24,641.442   16.05         395,495
Access One                                                                                53.000   17.32             918
Value                                                                                 90,271.530   16.76       1,512,951
                                                                                -----------------        ----------------
                                                                                  27,547,884.905            $435,524,465
                                                                                =================        ================


                                      149

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST MID-CAP GROWTH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  2,630.831   $9.77        $25,703
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               1,465.638    9.76         14,305
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           11,583.092    9.76        113,051
ES II - Max 7 (post 2000), Generations - Max 7                                        40,595.693    9.75        395,808
                                                                                -----------------        ---------------
                                                                                      56,275.254               $548,867
                                                                                =================        ===============

GCG TRUST REAL ESTATE
Currently payable annuity products:
DVA                                                                                    2,632.724  $29.64        $78,034
Contracts in accumulation period:
DVA 80                                                                                14,372.816   30.48        438,083
DVA                                                                                  294,492.593   29.64      8,728,760
DVA Series 100                                                                         6,317.688   28.21        178,222
DVA Plus - Standard (pre February 2000)                                               99,481.407   28.65      2,850,142
DVA Plus - Standard (post January 2000 & post 2000)                                   71,426.257   28.42      2,029,934
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,167,126.261   28.06     32,749,563
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              947,489.751   27.82     26,359,165
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          784,788.188   27.47     21,558,132
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        149,145.345   27.24      4,062,719
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             242,782.471   27.05      6,567,266

                                      150

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST REAL ESTATE (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      977,817.612  $26.86     $26,264,181
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          271,008.977   26.67       7,227,809
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    639,503.760   26.48      16,934,060
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             768,502.886   26.11      20,065,610
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            695.890   25.92          18,037
Access - Annual Ratchet (post April 2001)                                             28,955.148   25.56         740,094
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  77,757.492   25.38       1,973,485
Access - 7% Solution (post April 2001)                                                17,947.437   25.20         452,275
Access  - Max 7 (post April 2001)                                                     48,340.758   24.84       1,200,784
ES II - Max 7 (post 2000), Generations - Max 7                                       222,334.059   26.29       5,845,162
Landmark - 7% Solution                                                                33,005.212   25.74         849,554
Access One                                                                                74.000   31.80           2,353
Value                                                                                 15,433.848   30.06         463,941
                                                                                -----------------        ----------------
                                                                                   6,881,432.580            $187,637,365
                                                                                =================        ================

GCG TRUST REAL ESTATE ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 12,247.451   $9.61        $117,698
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               2,275.170    9.60          21,842
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            9,555.238    9.60          91,730
ES II - Max 7 (post 2000), Generations - Max 7                                         4,638.384    9.60          44,528
                                                                                -----------------        ----------------
                                                                                      28,716.243                $275,798
                                                                                =================        ================

GCG TRUST RESEARCH
Contracts in accumulation period:
DVA 80                                                                                 3,627.670  $15.91         $57,716
DVA                                                                                  162,961.471   15.64       2,548,717
DVA Series 100                                                                        13,646.311   15.19         207,287
DVA Plus - Standard (pre February 2000)                                              440,910.844   15.32       6,754,754
DVA Plus - Standard (post January 2000 & post 2000)                                  171,543.554   15.26       2,617,755

                                      151

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST RESEARCH (CONTINUED)
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              5,913,309.306  $15.14     $89,527,503
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            2,475,752.225   15.07      37,309,586
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        4,975,285.355   14.95      74,380,516
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        838,520.000   14.88      12,477,178
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             921,348.789   14.82      13,654,389
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    6,171,512.045   14.76      91,091,518
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          792,215.685   14.70      11,645,571
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  2,132,959.006   14.64      31,226,520
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           2,110,644.796   14.51      30,625,456
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          1,027.237   14.45          14,844
Access - Annual Ratchet (post April 2001)                                             52,293.527   14.33         749,366
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 215,282.859   14.27       3,072,086
Access - 7% Solution (post April 2001)                                                58,224.072   14.21         827,364
Access  - Max 7 (post April 2001)                                                     87,204.903   14.09       1,228,717
ES II - Max 7 (post 2000), Generations - Max 7                                       377,645.580   14.58       5,506,073
Landmark - 7% Solution                                                               131,250.673   14.39       1,888,697
Granite PrimElite - Standard                                                           2,602.459   15.32          39,870
Granite PrimElite - Annual Ratchet                                                    29,978.465   15.14         453,874
Value                                                                                 78,969.334   15.78       1,246,136
VA Option I                                                                           12,098.531   15.71         190,068
VA Option II                                                                           8,360.616   15.32         128,085

                                      152

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST RESEARCH (CONTINUED)
VA Option III                                                                          6,455.986  $15.13         $97,679
VA Bonus Option I                                                                     45,514.654   15.07         685,906
VA Bonus Option II                                                                    25,547.390   14.69         375,291
VA Bonus Option III                                                                   15,015.861   14.51         217,880
SmartDesign Advantage Option I                                                         3,982.031   14.16          56,386
SmartDesign Advantage Option II                                                          743.776   13.93          10,361
SmartDesign Advantage Option III                                                       8,243.250   13.75         113,345
                                                                                -----------------        ----------------
                                                                                  28,284,678.261            $421,026,494
                                                                                =================        ================

GCG TRUST RESEARCH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  3,274.243   $9.72         $31,826
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               2,960.691    9.71          28,748
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            5,729.442    9.71          55,633
ES II - Max 7 (post 2000), Generations - Max 7                                        21,658.874    9.70         210,091
                                                                                -----------------        ----------------
                                                                                      33,623.250                $326,298
                                                                                =================        ================

GCG TRUST SPECIAL SITUATIONS
Contracts in accumulation period:
DVA                                                                                    2,870.905   $6.13         $17,599
DVA Plus - Standard (pre February 2000)                                                6,734.067    6.10          41,078
DVA Plus - Standard (post January 2000 & post 2000)                                   65,939.323    6.09         401,570
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                464,522.134    6.08       2,824,295
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              610,059.047    6.07       3,703,058
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          162,394.418    6.06         984,110
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        123,276.130    6.05         745,821

                                      153

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST SPECIAL SITUATIONS (CONTINUED)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             246,923.594   $6.04     $1,491,419
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      327,689.607    6.04      1,979,245
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          292,321.465    6.03      1,762,698
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    401,444.438    6.02      2,416,696
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             520,898.404    6.01      3,130,599
Access - Annual Ratchet (post April 2001)                                             13,630.437    5.99         81,646
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  96,354.913    5.98        576,202
Access - 7% Solution (post April 2001)                                                 7,583.310    5.97         45,272
Access  - Max 7 (post April 2001)                                                     19,023.473    5.96        113,380
ES II - Max 7 (post 2000), Generations - Max 7                                       170,016.196    6.01      1,021,797
Landmark - 7% Solution                                                                70,820.281    5.99        424,213
Value                                                                                  6,471.533    6.15         39,800
                                                                                -----------------        ---------------
                                                                                   3,608,973.675            $21,800,498
                                                                                =================        ===============

GCG TRUST SPECIAL SITUATIONS ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  2,145.777   $9.63        $20,664
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            3,627.415    9.62         34,896
                                                                                -----------------        ---------------
                                                                                       5,773.192                $55,560
                                                                                =================        ===============

GCG TRUST STRATEGIC EQUITY
Currently payable annuity products:
DVA                                                                                   16,012.956  $10.19       $163,172
Contracts in accumulation period:
DVA 80                                                                                11,734.623   10.34        121,336
DVA                                                                                  134,063.017   10.19      1,366,102
DVA Series 100                                                                         6,136.461    9.93         60,935

                                      154

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST STRATEGIC EQUITY (CONTINUED)
DVA Plus - Standard (pre February 2000)                                            275,485.690   $10.01      $2,757,612
DVA Plus - Standard (post January 2000 & post 2000)                                126,033.889     9.97       1,256,558
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II -
  Standard (post 2000), Generations - Standard                                   2,906,118.345     9.91      28,799,633
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          1,870,964.685     9.86      18,447,712
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                      1,999,021.919     9.80      19,590,415
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      748,019.466     9.75       7,293,190
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           335,993.421     9.71       3,262,496
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
  2000),  Access - Max 5.5 (post January 2000),  DVA Plus - Annual Ratchet (post
  2000),  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February
  2000), Premium Plus - Annual Ratchet (post 2000), Premium Plus -
  Max 5.5 (post January 2000)                                                    2,578,304.124     9.68      24,957,984
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        398,841.111     9.64       3,844,828
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                1,196,567.061     9.61      11,499,009
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                         1,357,779.373     9.54      12,953,215
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          430.560     9.50           4,090
Access - Annual Ratchet (post April 2001)                                           22,031.797     9.43         207,760
Access - Max 5.5 (post April 2001), Landmark - Max 7                                63,802.164     9.40         599,740
Access - 7% Solution (post April 2001)                                              20,218.871     9.36         189,249
Access  - Max 7 (post April 2001)                                                   28,983.967     9.29         269,261
ES II - Max 7 (post 2000), Generations - Max 7                                     179,597.574     9.57       1,718,749
Landmark - 7% Solution                                                              24,833.591     9.47         235,174
Value                                                                               23,302.730    10.26         239,086
                                                                               ----------------         ----------------
                                                                                14,324,277.395             $139,837,306
                                                                               ================         ================


                                      155

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST STRATEGIC EQUITY ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II -
  Standard (post 2000), Generations - Standard                                       4,899.546    $9.65         $47,281
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             1,511.374     9.64          14,570
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          1,318.982     9.63          12,702
ES II - Max 7 (post 2000), Generations - Max 7                                         314.201     9.63           3,026
                                                                               ----------------         ----------------
                                                                                     8,044.103                  $77,579
                                                                               ================         ================

GCG TRUST TOTAL RETURN
Contracts in accumulation period:
DVA 80                                                                              16,067.433   $20.21        $324,723
DVA                                                                                206,393.471    19.88       4,103,102
DVA Series 100                                                                       3,973.499    19.31          76,728
DVA Plus - Standard (pre February 2000)                                            631,444.743    19.47      12,294,229
DVA Plus - Standard (post January 2000 & post 2000)                                447,612.150    19.39       8,679,200
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II -
  Standard (post 2000), Generations - Standard                                   9,138,044.633    19.23     175,724,598
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          4,962,122.568    19.15      95,024,647
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                      5,740,869.851    18.99     109,019,118
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      859,681.681    18.91      16,256,581
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard         1,672,476.623    18.83      31,492,735
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
  2000),  Access - Max 5.5 (post January 2000),  DVA Plus - Annual Ratchet (post
  2000),  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February
  2000), Premium Plus - Annual Ratchet (post 2000), Premium Plus -
  Max 5.5 (post January 2000)                                                    8,722,390.414    18.75     163,544,820

                                      156

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST TOTAL RETURN (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000),  Premium Plus - Max 5.5 (post 2000),  ES II - 7% Solution  (post 2000),
  Generations
  - 7% Solution                                                                        1,806,440.987  $18.68      $33,744,318
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             3,921,172.749   18.60       72,933,813
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                               4,012,552.154   18.44       73,991,462
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                             19,957.847   18.37          366,626
Access - Annual Ratchet (post April 2001)                                                108,560.173   18.21        1,976,881
Access - Max 5.5 (post April 2001), Landmark - Max 7                                     687,305.380   18.14       12,467,720
Access - 7% Solution (post April 2001)                                                   123,964.300   18.06        2,238,795
Access  - Max 7 (post April 2001)                                                        192,906.695   17.91        3,454,959
ES II - Max 7 (post 2000), Generations - Max 7                                           865,414.745   18.52       16,027,481
Landmark - 7% Solution                                                                   311,823.735   18.29        5,703,256
Granite PrimElite - Standard                                                               3,436.014   19.47           66,899
Granite PrimElite - Annual Ratchet                                                        24,501.483   19.23          471,164
Access One                                                                                   243.000   20.72            5,035
Value                                                                                    124,189.496   20.05        2,489,999
VA Option I                                                                              100,966.989   19.96        2,015,301
VA Option II                                                                              58,151.220   19.47        1,132,204
VA Option III                                                                             20,971.311   19.23          403,278
VA Bonus Option I                                                                        129,465.341   19.15        2,479,261
VA Bonus Option II                                                                       136,882.391   18.67        2,555,594
VA Bonus Option III                                                                       58,555.225   18.44        1,079,758
SmartDesign Advantage Option I                                                            19,792.659   18.00          356,268
SmartDesign Advantage Option II                                                            7,434.941   17.70          131,598
SmartDesign Advantage Option III                                                          13,605.955   17.48          237,832
Rollover Choice Option I                                                                  24,144.989   20.30          490,143
Rollover Choice Option II                                                                    414.379   19.96            8,271
                                                                                     ----------------        -----------------
                                                                                      45,173,931.224             $853,368,397
                                                                                     ================        =================

GCG TRUST TOTAL RETURN ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post 2000),
  Generations - Standard                                                                  14,499.387  $10.04         $145,574
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard  (post  January 2000 and post 2000),  ES II - Deferred  Ratchet (post
  2000),
  Generations - Deferred Ratchet                                                          19,781.090   10.04          198,602
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post 2000),
  Premium  Plus  - Max  5.5  (post  2000),  ES  II - 7%  Solution  (post  2000),
Generations
  - 7% Solution                                                                           42,679.276   10.03          428,073
ES II - Max 7 (post 2000), Generations - Max 7                                            18,244.240   10.03          182,990
                                                                                     ----------------        -----------------
                                                                                          95,203.993                 $955,239
                                                                                     ================        =================

                                      157

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST VALUE EQUITY
Currently payable annuity products:
DVA 80                                                                                   196.196  $15.72         $3,084
DVA                                                                                      625.357   15.47          9,674
Contracts in accumulation period:
DVA 80                                                                                14,757.269   15.72        231,984
DVA                                                                                  255,627.944   15.47      3,954,565
DVA Series 100                                                                        10,613.579   15.04        159,628
DVA Plus - Standard (pre February 2000)                                              263,973.651   15.18      4,007,120
DVA Plus - Standard (post January 2000 & post 2000)                                   87,727.524   15.10      1,324,686
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                    2,314,069.828   15.00     34,711,047
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,201,589.403   14.92     17,927,714
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        2,133,007.485   14.82     31,611,171
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        259,140.361   14.74      3,819,729
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             318,879.888   14.68      4,681,157
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    2,165,514.354   14.61     31,638,165
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          307,027.413   14.56      4,470,319
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                           923,702.340   14.50     13,393,684
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             983,702.944   14.38     14,145,648
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          5,517.456   14.32         79,010
Access - Annual Ratchet (post April 2001)                                             20,452.084   14.21        290,624
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 131,098.668   14.15      1,855,046

                                      158

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST VALUE EQUITY (CONTINUED)
Access - 7% Solution (post April 2001)                                                19,840.272  $14.09        $279,549
Access  - Max 7 (post April 2001)                                                     48,682.166   13.98         680,577
ES II - Max 7 (post 2000), Generations - Max 7                                       160,511.984   14.44       2,317,793
Landmark - 7% Solution                                                                56,537.908   14.27         806,796
Value                                                                                 12,716.963   15.59         198,257
VA Option I                                                                            5,697.794   15.53          88,487
VA Option II                                                                           6,030.913   15.16          91,429
VA Option III                                                                            701.727   14.97          10,505
VA Bonus Option I                                                                     13,323.533   14.91         198,654
VA Bonus Option II                                                                     7,148.366   14.56         104,080
VA Bonus Option III                                                                    7,163.305   14.38         103,008
SmartDesign Advantage Option I                                                         2,513.045   14.05          35,308
SmartDesign Advantage Option II                                                        1,441.150   13.82          19,917
SmartDesign Advantage Option III                                                         372.008   13.65           5,078
                                                                                -----------------        ----------------
                                                                                  11,739,904.878            $173,253,493
                                                                                =================        ================

GCG TRUST VALUE EQUITY ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  4,330.312   $9.63         $41,701
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            4,121.280    9.62          39,647
ES II - Max 7 (post 2000), Generations - Max 7                                         2,676.572    9.61          25,722
                                                                                -----------------        ----------------
                                                                                      11,128.164                $107,070
                                                                                =================        ================

GCG TRUST VAN KAMPEN GROWTH AND INCOME
Currently payable annuity products:
DVA 80                                                                                   487.525  $19.21          $9,365
DVA                                                                                    6,153.091   18.86         116,047
Contracts in accumulation period:
DVA 80                                                                                12,569.800   19.21         241,466
DVA                                                                                1,174,899.843   18.86      22,158,611
DVA Series 100                                                                        41,044.682   18.25         749,065
DVA Plus - Standard (pre February 2000)                                              802,103.676   18.45      14,798,813
DVA Plus - Standard (post January 2000 & post 2000)                                  212,478.908   18.34       3,896,863
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              6,183,620.626   18.19     112,480,059

                                      159

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST VAN KAMPEN GROWTH AND INCOME (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,951,606.925  $18.08     $35,285,053
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        6,933,408.861   17.94     124,385,355
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        478,279.632   17.83       8,527,726
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             835,107.303   17.75      14,823,155
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    7,350,027.957   17.67     129,874,994
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          616,372.946   17.58      10,835,836
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  1,678,850.979   17.50      29,379,892
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,920,555.207   17.34      33,302,427
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            834.783   17.26          14,408
Access - Annual Ratchet (post April 2001)                                             40,928.330   17.09         699,465
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 180,352.195   17.01       3,067,791
Access - 7% Solution (post April 2001)                                                38,925.362   16.93         659,006
Access  - Max 7 (post April 2001)                                                     69,527.951   16.77       1,165,984
ES II - Max 7 (post 2000), Generations - Max 7                                       274,359.681   17.42       4,779,346
Landmark - 7% Solution                                                               134,276.152   17.17       2,305,522
Access One                                                                                48.000   19.76             948
Value                                                                                 55,540.097   19.04       1,057,483
                                                                                -----------------        ----------------
                                                                                  30,992,360.512            $554,614,680
                                                                                =================        ================


                                      160

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST VAN KAMPEN GROWTH AND INCOME ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 42,614.234   $9.79       $417,193
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                1,609.802    9.79         15,760
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              10,565.924    9.78        103,335
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           20,751.329    9.78        202,948
ES II - Max 7 (post 2000), Generations - Max 7                                        25,611.638    9.78        250,482
                                                                                -----------------        ---------------
                                                                                     101,152.927               $989,718
                                                                                =================        ===============



AIM V.I. DENT DEMOGRAPHIC TRENDS
Contracts in accumulation period:
DVA Plus - Standard (pre February 2000)                                                1,885.585   $7.36        $13,878
DVA Plus - Standard (post January 2000 & post 2000)                                   25,365.346    7.35        186,435
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                218,093.842    7.34      1,600,809
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              226,139.250    7.34      1,659,862
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           43,073.626    7.33        315,730
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         25,792.732    7.32        188,803
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              95,004.921    7.32        695,436

                                      161

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

AIM V.I. DENT DEMOGRAPHIC TRENDS (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       94,533.265   $7.32      $691,983
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           76,298.756    7.31       557,744
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    144,579.250    7.31     1,056,874
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             237,697.824    7.30     1,735,194
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,380.753    7.29        17,356
Access - Annual Ratchet (post April 2001)                                             36,436.265    7.28       265,256
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  11,617.804    7.28        84,578
Access - 7% Solution (post April 2001)                                                 8,919.249    7.27        64,843
Access  - Max 7 (post April 2001)                                                    109,981.346    7.27       799,564
ES II - Max 7 (post 2000), Generations - Max 7                                       132,570.005    7.30       967,761
Landmark - 7% Solution                                                                20,619.001    7.29       150,313
VA Option I                                                                            2,751.497    7.38        20,306
VA Option II                                                                           1,639.386    7.36        12,066
VA Bonus Option I                                                                     10,729.473    7.34        78,754
VA Bonus Option II                                                                     4,182.723    7.31        30,576
VA Bonus Option III                                                                    7,735.578    7.30        56,470
SmartDesign Advantage Option I                                                         9,033.164    7.27        65,671
SmartDesign Advantage Option II                                                        2,133.782    7.25        15,470
SmartDesign Advantage Option III                                                         934.452    7.24         6,765
                                                                                -----------------        --------------
                                                                                   1,550,128.875           $11,338,497
                                                                                =================        ==============

AIM V.I. GROWTH
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          1,399.031   $7.00        $9,793
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      6,965.519    6.98        48,619
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            984.776    6.97         6,864
VA Option I                                                                           26,221.846    7.06       185,126
VA Option II                                                                          20,010.222    7.03       140,672
VA Option III                                                                          1,160.532    7.02         8,147
VA Bonus Option I                                                                     15,898.460    7.02       111,607
VA Bonus Option II                                                                    34,050.283    6.99       238,011

                                      162

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

AIM V.I. GROWTH (CONTINUED)
VA Bonus Option III                                                                       797.868    $6.98        $5,569
SmartDesign Advantage Option I                                                          9,991.085     6.95        69,438
SmartDesign Advantage Option II                                                         3,408.679     6.93        23,622
SmartDesign Advantage Option III                                                          148.669     6.92         1,029
                                                                                 -----------------         --------------
                                                                                      121,036.970               $848,497
                                                                                 =================         ==============

AIM V.I. CAPITAL APPRECIATION
Contracts in accumulation period:
Rollover Choice Option I                                                                3,701.273    $7.40       $27,389
                                                                                 -----------------         --------------
                                                                                        3,701.273                $27,389
                                                                                 =================         ==============

AIM V.I. CORE EQUITY
Contracts in accumulation period:
Rollover Choice Option I                                                                4,960.602    $8.26       $40,975
                                                                                 -----------------         --------------
                                                                                        4,960.602                $40,975
                                                                                 =================         ==============

AIM V.I. PREMIER EQUITY
Contracts in accumulation period:
Rollover Choice Option I                                                                6,113.296    $6.84       $41,815
Rollover Choice Option II                                                               5,600.805     6.82        38,197
                                                                                 -----------------         --------------
                                                                                       11,714.101                $80,012
                                                                                 =================         ==============

ALLIANCE BERNSTEIN VALUE
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                           5,317.948    $8.58       $45,628
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                              8,584.788     8.55        73,400
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                           5,498.975     8.53        46,906
VA Option I                                                                            53,589.426     8.66       464,084
VA Option II                                                                           41,567.535     8.62       358,312
VA Option III                                                                          16,435.620     8.60       141,346
VA Bonus Option I                                                                      69,917.676     8.60       601,292
VA Bonus Option II                                                                     71,475.693     8.56       611,832
VA Bonus Option III                                                                    17,783.469     8.54       151,871
SmartDesign Advantage Option I                                                         12,252.266     8.50       104,144
SmartDesign Advantage Option II                                                         6,907.718     8.48        58,577
SmartDesign Advantage Option III                                                        6,158.098     8.46        52,098
                                                                                 -----------------         --------------
                                                                                      315,489.212             $2,709,490
                                                                                 =================         ==============


                                      163

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ALLIANCE GROWTH AND INCOME
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         11,011.021    $7.33      $80,711
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             5,073.118     7.31       37,084
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,048.890     7.29       14,936
VA Option I                                                                          111,625.699     7.40      826,030
VA Option II                                                                         107,568.702     7.37      792,781
VA Option III                                                                         37,970.848     7.35      279,086
VA Bonus Option I                                                                    187,892.497     7.35    1,381,010
VA Bonus Option II                                                                   110,199.338     7.32      806,659
VA Bonus Option III                                                                   49,729.010     7.30      363,022
SmartDesign Advantage Option I                                                         7,581.492     7.27       55,117
SmartDesign Advantage Option II                                                       11,489.341     7.25       83,298
SmartDesign Advantage Option III                                                       1,624.503     7.23       11,745
                                                                                 ----------------         -------------
                                                                                     643,814.459            $4,731,479
                                                                                 ================         =============

ALLIANCE PREMIER GROWTH
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         18,699.611    $6.50     $121,547
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             4,096.233     6.48       26,544
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            242.415     6.47        1,568
VA Option I                                                                           41,282.713     6.56      270,815
VA Option II                                                                          87,298.365     6.54      570,931
VA Option III                                                                         21,482.259     6.52      140,064
VA Bonus Option I                                                                     48,076.653     6.52      313,460
VA Bonus Option II                                                                    63,675.099     6.49      413,251
VA Bonus Option III                                                                   13,118.794     6.47       84,879
SmartDesign Advantage Option I                                                        10,347.731     6.44       66,639
SmartDesign Advantage Option II                                                       10,463.152     6.43       67,278
SmartDesign Advantage Option III                                                       2,733.252     6.41       17,520
                                                                                 ----------------         -------------
                                                                                     321,516.277            $2,094,496
                                                                                 ================         =============




                                      164

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP GROWTH
Contracts in accumulation period:
DVA                                                                                    6,391.315    $6.41       $40,968
DVA Plus - Standard (pre February 2000)                                                9,787.230     6.39        62,540
DVA Plus - Standard (post January 2000 & post 2000)                                   14,326.050     6.38        91,400
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                      523,176.282     6.37     3,332,633
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              534,217.197     6.37     3,402,964
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          219,814.733     6.36     1,398,022
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         69,147.668     6.35       439,088
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             202,568.992     6.35     1,286,313
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      256,320.522     6.34     1,625,072
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          138,234.806     6.34       876,409
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                           244,585.622     6.33     1,548,227
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             473,546.962     6.33     2,997,552
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          7,612.918     6.32        48,114
Access - Annual Ratchet (post April 2001)                                              4,842.214     6.31        30,554
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 107,164.703     6.31       676,209
Access - 7% Solution (post April 2001)                                                72,400.853     6.30       456,125
Access  - Max 7 (post April 2001)                                                     13,477.384     6.29        84,773
ES II - Max 7 (post 2000), Generations - Max 7                                       147,714.687     6.33       935,034
Landmark - 7% Solution                                                                72,837.366     6.32       460,332
Value                                                                                 16,144.991     6.42       103,651
VA Option I                                                                          117,835.906     6.42       756,507

                                      165

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP GROWTH (CONTINUED)
VA Option II                                                                          41,737.349   $6.39       $266,702
VA Option III                                                                         15,098.206    6.37         96,176
VA Bonus Option I                                                                    156,999.146    6.37      1,000,085
VA Bonus Option II                                                                    74,614.341    6.34        473,055
VA Bonus Option III                                                                   53,634.764    6.32        338,972
SmartDesign Advantage Option I                                                        14,612.297    6.30         92,057
SmartDesign Advantage Option II                                                        8,816.847    6.28         55,370
SmartDesign Advantage Option III                                                       2,814.395    6.26         17,618
Rollover Choice Option I                                                              30,532.901    6.43        196,327
Rollover Choice Option II                                                              3,701.211    6.42         23,762
Rollover Choice Option III                                                               607.274    6.40          3,887
                                                                                 ----------------        ---------------
                                                                                   3,655,317.132            $23,216,498
                                                                                 ================        ===============

FIDELITY(R) VIP EQUITY-INCOME
Contracts in accumulation period:
DVA                                                                                    4,246.161   $7.88        $33,460
DVA Series 100                                                                           525.907    7.84          4,123
DVA Plus - Standard (pre February 2000)                                                5,651.143    7.85         44,361
DVA Plus - Standard (post January 2000 & post 2000)                                   37,470.212    7.85        294,141
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                      478,394.663    7.83      3,745,830
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              321,871.933    7.83      2,520,257
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          185,664.648    7.82      1,451,898
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         70,101.597    7.81        547,493
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             177,882.505    7.80      1,387,484
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      338,456.229    7.80      2,639,959

                                      166

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP EQUITY-INCOME (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          139,297.067   $7.79     $1,085,124
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                           178,751.984    7.79      1,392,478
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             250,947.059    7.78      1,952,368
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          9,459.360    7.77         73,499
Access - Annual Ratchet (post April 2001)                                             18,935.799    7.76        146,942
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  54,903.954    7.75        425,506
Access - 7% Solution (post April 2001)                                                46,318.279    7.75        358,967
Access  - Max 7 (post April 2001)                                                      7,498.006    7.74         58,035
ES II - Max 7 (post 2000), Generations - Max 7                                        70,753.511    7.78        550,462
Landmark - 7% Solution                                                                19,711.625    7.76        152,962
Value                                                                                  3,346.119    7.89         26,401
VA Option I                                                                          137,710.507    7.89      1,086,536
VA Option II                                                                          67,873.888    7.85        532,810
VA Option III                                                                         26,357.099    7.83        206,376
VA Bonus Option I                                                                    178,215.219    7.83      1,395,425
VA Bonus Option II                                                                   140,603.473    7.79      1,095,301
VA Bonus Option III                                                                   24,656.472    7.78        191,827
SmartDesign Advantage Option I                                                        15,527.727    7.74        120,185
SmartDesign Advantage Option II                                                       10,722.407    7.72         82,777
SmartDesign Advantage Option III                                                       7,831.391    7.70         60,302
Rollover Choice Option I                                                              21,033.949    7.91        166,379
Rollover Choice Option II                                                              2,414.475    7.89         19,050
Rollover Choice Option III                                                               748.840    7.87          5,893
                                                                                 ----------------        ---------------
                                                                                   3,053,883.208            $23,854,611
                                                                                 ================        ===============

FIDELITY(R) VIP CONTRAFUND(R)
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         10,193.484   $8.63        $87,970
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             8,870.371    8.60         76,285
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         19,392.267    8.58        166,386
VA Option I                                                                           86,387.123    8.71        752,432
VA Option II                                                                          77,060.412    8.67        668,114
VA Option III                                                                         17,280.541    8.65        149,477
VA Bonus Option I                                                                    141,706.160    8.64      1,224,341
VA Bonus Option II                                                                    80,927.058    8.61        696,782

                                      167

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP CONTRAFUND(R) (CONTINUED)
VA Bonus Option III                                                                    26,329.715    $8.59      $226,172
SmartDesign Advantage Option I                                                          5,170.226     8.55        44,205
SmartDesign Advantage Option II                                                        11,635.946     8.52        99,138
SmartDesign Advantage Option III                                                        5,478.254     8.50        46,565
Rollover Choice Option I                                                               18,394.766     8.73       160,586
Rollover Choice Option II                                                               4,124.316     8.71        35,923
Rollover Choice Option III                                                                537.961     8.69         4,675
                                                                                   ---------------         --------------
                                                                                      513,488.600             $4,439,051
                                                                                   ===============         ==============

FIDELITY(R) VIP OVERSEAS
Contracts in accumulation period:
Rollover Choice Option I                                                                1,171.175    $7.89        $9,241
                                                                                   ---------------         --------------
                                                                                        1,171.175                 $9,241
                                                                                   ===============         ==============

FRANKLIN SMALL CAP VALUE SECURITIES
Contracts in accumulation period:
Rollover Choice Option I                                                                1,802.105    $8.99       $16,201
Rollover Choice Option II                                                                 137.390     8.97         1,232
                                                                                   ---------------         --------------
                                                                                        1,939.495                $17,433
                                                                                   ===============         ==============

GREENWICH APPRECIATION
Contracts in accumulation period:
Granite PrimElite - Standard                                                              410.469   $14.02        $5,755
Granite PrimElite - Annual Ratchet                                                     42,037.067    13.88       583,474
                                                                                   ---------------         --------------
                                                                                       42,447.536               $589,229
                                                                                   ===============         ==============

GALAXY VIP ASSET ALLOCATION
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post 2000),
  Generations - Standard                                                               14,470.820    $8.15      $117,937
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                41,973.587     8.14       341,665
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February  2000) and 5.5% Solution  (pre February  2000),  ES II -
  5.5%
  Solution (post 2000)                                                                  4,092.860     8.11        33,193

                                      168

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GALAXY VIP ASSET ALLOCATION (CONTINUED)
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          7,686.299   $8.10        $62,259
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                        3,094.826    8.07         24,975
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             6,392.631    8.05         51,461
                                                                                 ----------------        ---------------
                                                                                      77,711.023               $631,490
                                                                                 ================        ===============

GALAXY VIP EQUITY
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        6,146.836   $6.57        $40,385
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               41,997.580    6.56        275,504
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                            9,438.274    6.54         61,726
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          2,533.499    6.53         16,544
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                        2,842.961    6.50         18,479
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             9,491.052    6.48         61,502
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                               2,067.330    6.46         13,355
                                                                                 ----------------        ---------------
                                                                                      74,517.532               $487,495
                                                                                 ================        ===============


                                      169

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GALAXY VIP GROWTH AND INCOME
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        4,973.536   $7.56        $37,600
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                6,935.812    7.55         52,365
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                            941.925    7.51          7,074
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                        2,055.178    7.49         15,393
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                               778.183    7.46          5,805
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                                 520.260    7.44          3,871
                                                                                 ----------------        ---------------
                                                                                      16,204.894               $122,108
                                                                                 ================        ===============

GALAXY VIP HIGH QUALITY BOND
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        3,333.820  $12.74        $42,473
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                2,441.177   12.72         31,052
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          1,264.887   12.65         16,001

                                      170

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GALAXY VIP HIGH QUALITY BOND (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                          261.886  $12.61         $3,302
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             2,995.152   12.57         37,649
                                                                                 ----------------        ---------------
                                                                                      10,296.922               $130,477
                                                                                 ================        ===============

GALAXY VIP SMALL COMPANY GROWTH
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        1,744.000   $8.69        $15,155
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                1,318.134    8.67         11,428
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                            1,508.000    8.65         13,044
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                            506.975    8.63          4,375
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             1,382.134    8.57         11,845
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                                  98.104    8.55            839
                                                                                 ----------------        ---------------
                                                                                       6,557.347                $56,686
                                                                                 ================        ===============

ING GET FUND - SERIES N
Contracts in accumulation period:
VA Option I                                                                          390,804.171  $10.10     $3,947,122
VA Option II                                                                         213,031.411   10.05      2,140,966
VA Option III                                                                        117,577.827   10.03      1,179,306
VA Bonus Option I                                                                    972,908.364   10.02      9,748,542
VA Bonus Option II                                                                   682,003.499    9.98      6,806,395
VA Bonus Option III                                                                  485,961.261    9.96      4,840,174
                                                                                 ----------------        ---------------
                                                                                   2,862,286.533            $28,662,505
                                                                                 ================        ===============


                                      171

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING GET FUND - SERIES P
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         67,854.231   $9.93        $673,793
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                     10,497.941    9.91         104,035
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,684.163    9.89          36,436
VA Option I                                                                        1,705,435.036   10.02      17,088,459
VA Option II                                                                         972,549.749    9.98       9,706,046
VA Option III                                                                        401,541.204    9.96       3,999,350
VA Bonus Option I                                                                  5,315,976.104    9.95      52,893,962
VA Bonus Option II                                                                 3,474,689.314    9.91      34,434,171
VA Bonus Option III                                                                2,205,103.224    9.89      21,808,471
SmartDesign Advantage Option I                                                       108,591.586    9.86       1,070,713
SmartDesign Advantage Option II                                                       35,661.831    9.83         350,556
SmartDesign Advantage Option III                                                      26,860.854    9.81         263,505
                                                                                -----------------        ----------------
                                                                                  14,328,445.237            $142,429,497
                                                                                =================        ================

ING GET FUND - SERIES Q
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        562,383.289  $10.03      $5,640,704
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    284,409.580   10.01       2,846,940
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         83,909.189    9.99         838,253
VA Option I                                                                        1,999,208.942   10.10      20,192,010
VA Option II                                                                       1,409,733.467   10.07      14,196,016
VA Option III                                                                        491,168.651   10.05       4,936,245
VA Bonus Option I                                                                  4,783,644.544   10.04      48,027,791
VA Bonus Option II                                                                 3,845,316.589   10.01      38,491,619
VA Bonus Option III                                                                1,887,729.911   10.00      18,877,299
SmartDesign Advantage Option I                                                     1,028,249.267    9.97      10,251,645
SmartDesign Advantage Option II                                                      217,938.548    9.94       2,166,309
SmartDesign Advantage Option III                                                     253,781.731    9.93       2,520,053
Rollover Choice Option I                                                               2,541.246   10.12          25,717
Rollover Choice Option II                                                              4,941.125   10.10          49,905
                                                                                -----------------        ----------------
                                                                                  16,854,956.079            $169,060,506
                                                                                =================        ================


                                      172

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING GET FUND - SERIES R
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,074,925.572  $10.09     $10,845,999
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    257,403.873   10.07       2,592,057
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                        115,167.896   10.06       1,158,589
VA Option I                                                                        2,104,589.356   10.14      21,340,536
VA Option II                                                                         988,297.070   10.12      10,001,566
VA Option III                                                                        506,820.458   10.10       5,118,887
VA Bonus Option I                                                                  4,259,757.948   10.10      43,023,555
VA Bonus Option II                                                                 3,262,756.657   10.08      32,888,587
VA Bonus Option III                                                                1,891,866.395   10.06      19,032,176
SmartDesign Advantage Option I                                                     1,141,597.398   10.04      11,461,638
SmartDesign Advantage Option II                                                      716,661.831   10.02       7,180,952
SmartDesign Advantage Option III                                                     566,849.087   10.01       5,674,159
Rollover Choice Option I                                                              19,740.797   10.16         200,566
Rollover Choice Option II                                                              4,164.678   10.14          42,230
                                                                                -----------------        ----------------
                                                                                  16,910,599.016            $170,561,497
                                                                                =================        ================

ING GET FUND - SERIES S
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,272,002.001  $10.03     $12,758,180
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    714,136.233   10.02       7,155,645
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                        253,670.431   10.01       2,539,241
VA Option I                                                                        2,645,718.489   10.07      26,642,385
VA Option II                                                                       1,006,108.528   10.05      10,111,391
VA Option III                                                                        531,316.937   10.04       5,334,422
VA Bonus Option I                                                                  5,903,407.361   10.04      59,270,210
VA Bonus Option II                                                                 3,536,752.857   10.02      35,438,264
VA Bonus Option III                                                                2,276,351.650   10.01      22,786,280
SmartDesign Advantage Option I                                                     1,993,960.945   10.00      19,939,609
SmartDesign Advantage Option II                                                    1,229,819.186    9.99      12,285,894
SmartDesign Advantage Option III                                                     467,734.302    9.98       4,667,988
Rollover Choice Option I                                                              31,718.983   10.08         319,727
Rollover Choice Option II                                                              4,790.846   10.07          48,244
                                                                                -----------------        ----------------
                                                                                  21,867,488.749            $219,297,480
                                                                                =================        ================


                                      173

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING GET FUND - SERIES T
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 50,400.668  $10.08        $508,039
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,558,991.778   10.07      15,699,047
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              19,504.482   10.07         196,410
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          171,909.156   10.06       1,729,406
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    508,430.836   10.06       5,114,814
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                        402,293.548   10.06       4,047,073
ES II - Max 7 (post 2000), Generations - Max 7                                        95,839.486   10.06         964,145
VA Option I                                                                        2,265,324.445   10.09      22,857,124
VA Option II                                                                         986,184.393   10.08       9,940,739
VA Option III                                                                        395,886.131   10.08       3,990,532
VA Bonus Option I                                                                  6,903,091.797   10.07      69,514,134
VA Bonus Option II                                                                 3,462,362.180   10.06      34,831,364
VA Bonus Option III                                                                2,223,311.868   10.06      22,366,517
SmartDesign Advantage Option I                                                     2,313,192.394   10.05      23,247,584
SmartDesign Advantage Option II                                                    1,164,309.907   10.04      11,689,671
SmartDesign Advantage Option III                                                   1,014,350.218   10.04      10,184,076
Rollover Choice Option I                                                             105,907.907   10.10       1,069,670
Rollover Choice Option II                                                              1,397.340   10.09          14,099
                                                                                -----------------        ----------------
                                                                                  23,642,688.533            $237,964,444
                                                                                =================        ================

ING GET FUND - SERIES U
Contracts in accumulation period:
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      1,187.025  $10.00         $11,870
VA Option I                                                                            1,571.485   10.00          15,715
VA Option II                                                                           6,507.823   10.00          65,078
VA Option III                                                                          1,409.047   10.00          14,090
VA Bonus Option I                                                                     36,166.923   10.00         361,669
VA Bonus Option II                                                                     8,169.053   10.00          81,691
SmartDesign Advantage Option I                                                         3,233.024    9.99          32,298
Rollover Choice Option I                                                              46,529.254   10.00         465,293
                                                                                -----------------        ----------------
                                                                                     104,773.634              $1,047,704
                                                                                =================        ================


                                      174

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING ALGER GROWTH
Contracts in accumulation period:
Rollover Choice Option I                                                               5,955.720   $6.56        $39,070
                                                                                -----------------        ---------------
                                                                                       5,955.720                $39,070
                                                                                =================        ===============

ING AMERICAN CENTURY SMALL CAP VALUE
Contracts in accumulation period:
Rollover Choice Option II                                                                215.415   $8.10         $1,745
                                                                                -----------------        ---------------
                                                                                         215.415                 $1,745
                                                                                =================        ===============

ING J.P. MORGAN MID CAP VALUE
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          1,313.035   $9.15        $12,014
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                        105.865    9.14            968
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            279.120    9.13          2,548
VA Option I                                                                            7,703.109    9.19         70,792
VA Option II                                                                             325.073    9.17          2,981
VA Option III                                                                            871.507    9.16          7,983
VA Bonus Option I                                                                     12,516.020    9.16        114,647
VA Bonus Option II                                                                     6,147.437    9.14         56,188
VA Bonus Option III                                                                    2,029.335    9.13         18,528
SmartDesign Advantage Option I                                                           525.395    9.11          4,786
SmartDesign Advantage Option II                                                          500.283    9.10          4,553
SmartDesign Advantage Option III                                                         525.629    9.09          4,778
                                                                                -----------------        ---------------
                                                                                      32,841.808               $300,766
                                                                                =================        ===============

ING MFS(R)  CAPITAL  OPPORTUNITIES  (INITIAL  CLASS)
Contracts in  accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          9,202.920   $6.12        $56,322
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      1,495.904    6.10          9,125
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          6,820.488    6.08         41,469
VA Option I                                                                           24,402.739    6.18        150,809
VA Option II                                                                          24,352.603    6.15        149,769
VA Option III                                                                          9,183.824    6.13         56,297
VA Bonus Option I                                                                     51,742.510    6.13        317,182

                                      175

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING MFS(R) CAPITAL OPPORTUNITIES (INITIAL CLASS) (CONTINUED)
VA Bonus Option II                                                                  45,652.230     $6.10      $278,479
VA Bonus Option III                                                                 27,827.914      6.09       169,472
SmartDesign Advantage Option I                                                       7,426.711      6.06        45,006
SmartDesign Advantage Option II                                                        949.187      6.04         5,733
                                                                                ---------------          --------------
                                                                                   209,057.030              $1,279,663
                                                                                ===============          ==============

ING MFS(R)  CAPITAL  OPPORTUNITIES  (SERVICE  CLASS)
Contracts in  accumulation period:
Rollover Choice Option I                                                            10,569.482     $6.85       $72,401
                                                                                ---------------          --------------
                                                                                    10,569.482                 $72,401
                                                                                ===============          ==============

ING MFS(R) GLOBAL GROWTH
Contracts in accumulation period:
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      110.304     $8.29          $914
VA Option I                                                                          1,482.246      8.34        12,362
VA Option II                                                                         1,343.372      8.32        11,177
VA Bonus Option I                                                                    4,797.670      8.31        39,869
VA Bonus Option II                                                                     295.240      8.29         2,448
VA Bonus Option III                                                                    192.981      8.28         1,598
SmartDesign Advantage Option I                                                         595.582      8.27         4,925
Rollover Choice Option I                                                               222.879      8.35         1,861
                                                                                ---------------          --------------
                                                                                     9,040.274                 $75,154
                                                                                ===============          ==============

ING OPCAP BALANCED VALUE
Contracts in accumulation period:
Rollover Choice Option I                                                            16,208.427     $7.80      $126,426
                                                                                ---------------          --------------
                                                                                    16,208.427                $126,426
                                                                                ===============          ==============

ING PIMCO TOTAL RETURN
Contracts in accumulation period:
Rollover Choice Option I                                                            55,182.425    $10.75      $593,211
                                                                                ---------------          --------------
                                                                                    55,182.425                $593,211
                                                                                ===============          ==============

ING SALOMON BROS. CAPITAL
Contracts in accumulation period:
Rollover Choice Option I                                                             1,231.608     $7.41        $9,126
                                                                                ---------------          --------------
                                                                                     1,231.608                  $9,126
                                                                                ===============          ==============

ING SALOMON BROS. INVESTORS VALUE
Contracts in accumulation period:
Rollover Choice Option I                                                               487.219     $7.61        $3,708
                                                                                ---------------          --------------
                                                                                       487.219                  $3,708
                                                                                ===============          ==============

                                      176

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING SCUDDER INTERNATIONAL GROWTH
Contracts in accumulation period:
Rollover Choice Option I                                                               534.407    $8.14          $4,350
Rollover Choice Option II                                                              385.164     8.13           3,131
                                                                                ---------------         ----------------
                                                                                       919.571                   $7,481
                                                                                ===============         ================

ING T. ROWE PRICE GROWTH EQUITY
Rollover Choice Option I                                                            18,694.132    $7.52        $140,580
Rollover Choice Option II                                                              390.902     7.51           2,936
                                                                                ---------------         ----------------
                                                                                    19,085.034                 $143,516
                                                                                ===============         ================

ING UBS TACTICAL ASSET ALLOCATION
Contracts in accumulation period:
Rollover Choice Option I                                                               297.448    $7.54          $2,243
                                                                                ---------------         ----------------
                                                                                       297.448                   $2,243
                                                                                ===============         ================

ING VAN KAMPEN COMSTOCK
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                               28,765.909    $8.30        $238,757
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              2,563.257     8.30          21,275
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        4,117.380     8.29          34,133
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               283.320     8.29           2,349
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         29,823.131     8.28         246,936
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    1,649.302     8.28          13,656
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                        4,188.813     8.27          34,641
ES II - Max 7 (post 2000), Generations - Max 7                                     105,532.227     8.27         872,752
VA Option I                                                                          6,159.801     8.32          51,250
VA Option II                                                                         4,430.488     8.31          36,817
VA Option III                                                                          109.415     8.30             908
VA Bonus Option I                                                                    5,134.250     8.30          42,614
VA Bonus Option II                                                                   6,396.200     8.28          52,961
VA Bonus Option III                                                                  2,101.826     8.27          17,382

                                      177

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VAN KAMPEN COMSTOCK (CONTINUED)
SmartDesign Advantage Option I                                                         1,514.971    $8.25        $12,499
SmartDesign Advantage Option II                                                        2,191.557     8.24         18,058
Rollover Choice Option I                                                               4,737.926     8.34         39,514
                                                                                -----------------         ---------------
                                                                                     209,699.773              $1,736,502
                                                                                =================         ===============

ING VP WORLDWIDE GROWTH
Contracts in accumulation period:
DVA                                                                                    5,517.312    $5.26        $29,021
DVA Plus - Standard (pre February 2000)                                               12,358.456     5.23         64,635
DVA Plus - Standard (post January 2000 & post 2000)                                   49,480.801     5.22        258,290
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                467,246.705     5.21      2,434,355
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              859,281.375     5.20      4,468,263
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          142,057.864     5.19        737,280
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        116,508.310     5.18        603,513
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             322,466.194     5.17      1,667,150
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      361,646.549     5.16      1,866,096
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          349,870.710     5.16      1,805,333
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    598,427.686     5.15      3,081,903
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,083,707.075     5.14      5,570,254
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          1,003.284     5.13          5,147
Access - Annual Ratchet (post April 2001)                                             39,020.638     5.12        199,786

                                      178

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP WORLDWIDE GROWTH (CONTINUED)
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 138,853.238   $5.11       $709,540
Access - 7% Solution (post April 2001)                                                57,393.340    5.10        292,706
Access  - Max 7 (post April 2001)                                                     78,477.936    5.09        399,453
ES II - Max 7 (post 2000), Generations - Max 7                                       382,518.737    5.14      1,966,146
Landmark - 7% Solution                                                               100,549.031    5.12        514,811
Value                                                                                 31,341.713    5.28        165,484
VA Option I                                                                           13,906.179    5.27         73,286
VA Option II                                                                          22,034.369    5.23        115,240
VA Option III                                                                          3,808.449    5.21         19,842
VA Bonus Option I                                                                     25,910.251    5.20        134,733
VA Bonus Option II                                                                    20,896.200    5.16        107,824
VA Bonus Option III                                                                    6,582.348    5.14         33,833
SmartDesign Advantage Option I                                                         5,942.421    5.10         30,306
SmartDesign Advantage Option II                                                          819.595    5.07          4,155
SmartDesign Advantage Option III                                                       1,408.659    5.05          7,114
                                                                                -----------------        ---------------
                                                                                   5,299,035.425            $27,365,499
                                                                                =================        ===============

ING VP BOND
Contracts in accumulation period:
DVA 80                                                                                 5,835.705  $10.69        $62,384
DVA                                                                                    1,384.830   10.67         14,776
DVA Series 100                                                                           460.852   10.65          4,908
DVA Plus - Standard (pre February 2000)                                               13,699.520   10.65        145,900
DVA Plus - Standard (post January 2000 & post 2000)                                   65,448.385   10.65        697,025
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                719,278.721   10.64      7,653,126
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              665,314.190   10.64      7,078,943
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          290,354.137   10.63      3,086,464
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         48,128.304   10.63        511,604
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              88,274.683   10.63        938,360

                                      179

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP BOND (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      707,083.140   $10.62    $7,509,223
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          218,866.859    10.62     2,324,366
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                           616,916.853    10.62     6,551,657
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             456,890.838    10.61     4,847,612
Access - Annual Ratchet (post April 2001)                                              9,276.800    10.60        98,334
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  20,543.142    10.59       217,552
Access - 7% Solution (post April 2001)                                                45,161.920    10.59       478,265
Access  - Max 7 (post April 2001)                                                     93,174.370    10.58       985,785
ES II - Max 7 (post 2000), Generations - Max 7                                       564,471.057    10.61     5,989,038
Landmark - 7% Solution                                                                16,610.577    10.60       176,072
Value                                                                                 21,077.526    10.68       225,108
                                                                                 ----------------         --------------
                                                                                   4,668,252.409            $49,596,502
                                                                                 ================         ==============

ING VP GROWTH
Contracts in accumulation period:
Rollover Choice Option I                                                               6,569.234    $6.94       $45,590
                                                                                 ----------------         --------------
                                                                                       6,569.234                $45,590
                                                                                 ================         ==============

ING VP INDEX PLUS LARGECAP
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         12,557.733    $7.21       $90,541
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             6,179.958     7.19        44,434
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,963.889     7.18        28,461
VA Option I                                                                          141,983.350     7.28     1,033,639
VA Option II                                                                          46,368.062     7.25       336,168
VA Option III                                                                         34,433.300     7.24       249,297
VA Bonus Option I                                                                    224,198.353     7.23     1,620,954
VA Bonus Option II                                                                    35,518.020     7.20       255,730
VA Bonus Option III                                                                   26,792.477     7.18       192,370
SmartDesign Advantage Option I                                                        10,195.872     7.15        72,900
SmartDesign Advantage Option II                                                        8,441.439     7.13        60,187

                                      180

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP INDEX PLUS LARGECAP (CONTINUED)
SmartDesign Advantage Option III                                                       8,987.585    $7.11       $63,902
Rollover Choice Option I                                                              71,089.664     7.31       519,665
Rollover Choice Option II                                                              2,369.346     7.28        17,249
Rollover Choice Option III                                                               564.067     7.27         4,101
                                                                                 ----------------         --------------
                                                                                     633,643.115             $4,589,598
                                                                                 ================         ==============

ING VP INDEX PLUS MIDCAP
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         13,930.296    $8.53      $118,825
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             7,367.210     8.51        62,695
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         19,361.288     8.49       164,377
VA Option I                                                                          133,786.073     8.61     1,151,898
VA Option II                                                                          61,372.138     8.58       526,573
VA Option III                                                                         19,210.554     8.56       164,442
VA Bonus Option I                                                                    177,302.397     8.55     1,515,935
VA Bonus Option II                                                                    94,503.966     8.51       804,229
VA Bonus Option III                                                                   97,939.999     8.49       831,511
SmartDesign Advantage Option I                                                        11,177.803     8.46        94,564
SmartDesign Advantage Option II                                                       10,167.267     8.43        85,710
SmartDesign Advantage Option III                                                      17,384.130     8.41       146,201
Rollover Choice Option I                                                              22,538.459     8.64       194,732
Rollover Choice Option II                                                              5,073.425     8.61        43,682
Rollover Choice Option III                                                               480.800     8.59         4,130
                                                                                 ----------------         --------------
                                                                                     691,595.805             $5,909,504
                                                                                 ================         ==============

ING VP INDEX PLUS SMALLCAP
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         24,464.385    $8.59      $210,149
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             3,622.813     8.57        31,048
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,254.460     8.55        27,826
VA Option I                                                                           97,303.653     8.67       843,623
VA Option II                                                                          45,701.551     8.64       394,861
VA Option III                                                                          8,401.252     8.62        72,419
VA Bonus Option I                                                                    119,426.433     8.61     1,028,262
VA Bonus Option II                                                                    50,587.854     8.57       433,538

                                      181

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP INDEX PLUS SMALLCAP (CONTINUED)
VA Bonus Option III                                                                    69,820.561    $8.55      $596,966
SmartDesign Advantage Option I                                                          5,086.437     8.52        43,336
SmartDesign Advantage Option II                                                         9,017.544     8.49        76,559
SmartDesign Advantage Option III                                                        9,049.582     8.47        76,650
Rollover Choice Option I                                                               18,191.748     8.70       158,268
Rollover Choice Option II                                                               1,382.428     8.68        11,999
                                                                                  ----------------         --------------
                                                                                      465,310.701             $4,005,504
                                                                                  ================         ==============

ING VP SMALL COMPANY
Contracts in accumulation period:
Rollover Choice Option I                                                               16,504.399    $7.56      $124,773
Rollover Choice Option II                                                               4,207.514     7.54        31,725
                                                                                  ----------------         --------------
                                                                                       20,711.913               $156,498
                                                                                  ================         ==============

ING VP VALUE OPPORTUNITY
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post January
  2000 and post 2000)                                                                   1,312.844    $6.55        $8,599
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                              1,588.561     6.53        10,373
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                           2,346.537     6.52        15,299
VA Option I                                                                            31,204.909     6.62       206,576
VA Option II                                                                           13,742.756     6.59        90,565
VA Option III                                                                           4,227.538     6.57        27,775
VA Bonus Option I                                                                      32,953.774     6.57       216,506
VA Bonus Option II                                                                     28,741.641     6.54       187,970
VA Bonus Option III                                                                     7,083.223     6.52        46,183
SmartDesign Advantage Option I                                                         17,731.744     6.49       115,079
SmartDesign Advantage Option II                                                         1,235.020     6.47         7,991
SmartDesign Advantage Option III                                                       14,687.082     6.46        94,879
Rollover Choice Option I                                                                8,766.617     6.63        58,123
                                                                                  ----------------         --------------
                                                                                      165,622.247             $1,085,918
                                                                                  ================         ==============

ING VP CONVERTIBLE
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post January
  2000 and post 2000)                                                                   1,417.757    $9.61       $13,625
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                                571.190     9.58         5,472

                                       182

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP CONVERTIBLE (CONTINUED)
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         2,962.680    $9.56       $28,323
VA Option I                                                                          27,864.868     9.70       270,289
VA Option II                                                                         23,212.677     9.66       224,234
VA Bonus Option I                                                                    24,891.586     9.63       239,706
VA Bonus Option II                                                                   16,097.635     9.59       154,376
VA Bonus Option III                                                                   1,293.425     9.57        12,378
SmartDesign Advantage Option I                                                        3,125.116     9.52        29,751
SmartDesign Advantage Option II                                                       5,397.937     9.50        51,280
SmartDesign Advantage Option III                                                        522.665     9.48         4,955
                                                                               -----------------         --------------
                                                                                    107,357.536             $1,034,389
                                                                               =================         ==============
ING VP GROWTH OPPORTUNITIES
Contracts in accumulation period:
DVA                                                                                     508.000    $5.30        $2,692
DVA Plus - Standard (pre February 2000)                                                 589.526     5.27         3,107
DVA Plus - Standard (post January 2000 & post 2000)                                  11,903.518     5.27        62,732
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II -
  Standard (post 2000), Generations - Standard                                      143,306.638     5.26       753,793
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                             297,926.064     5.26     1,567,091
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                         134,511.899     5.25       706,187
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        30,250.239     5.24       158,511
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            157,970.166     5.24       827,764
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
  2000),  Access - Max 5.5 (post January 2000),  DVA Plus - Annual Ratchet (post
  2000),  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February
  2000), Premium Plus - Annual Ratchet (post 2000), Premium Plus -
  Max 5.5 (post January 2000)                                                       151,542.584     5.23       792,568
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         149,494.282     5.23       781,855
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                   178,992.222     5.23       936,129

                                      183

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP GROWTH OPPORTUNITIES (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             355,700.276    $5.22    $1,856,755
Access - Annual Ratchet (post April 2001)                                              4,918.441     5.20        25,576
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  68,490.561     5.20       356,151
Access - 7% Solution (post April 2001)                                                11,587.039     5.19        60,137
Access  - Max 7 (post April 2001)                                                     49,552.666     5.19       257,178
ES II - Max 7 (post 2000), Generations - Max 7                                       109,759.285     5.22       572,943
Landmark - 7% Solution                                                                34,246.496     5.21       178,424
Value                                                                                  1,365.563     5.31         7,251
Rollover Choice Option I                                                               2,754.175     5.32        14,652
                                                                                 ----------------         --------------
                                                                                   1,895,369.640             $9,921,496
                                                                                 ================         ==============

ING VP INTERNATIONAL VALUE
Contracts in accumulation period:
Rollover Choice Option I                                                               4,649.081    $8.47       $39,378
Rollover Choice Option II                                                                288.667     8.45         2,439
                                                                                 ----------------         --------------
                                                                                       4,937.748                $41,817
                                                                                 ================         ==============

ING VP LARGE COMPANY VALUE
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          6,796.009    $7.95       $54,028
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                               888.555     7.93         7,046
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,895.920     7.91        22,907
VA Option I                                                                           31,277.430     8.03       251,158
VA Option II                                                                          18,070.271     7.99       144,381
VA Option III                                                                         14,141.043     7.98       112,846
VA Bonus Option I                                                                     26,066.797     7.97       207,752
VA Bonus Option II                                                                    10,660.289     7.93        84,536
VA Bonus Option III                                                                    4,544.920     7.92        35,996
SmartDesign Advantage Option I                                                         3,927.934     7.88        30,952
SmartDesign Advantage Option II                                                           80.251     7.86           631
SmartDesign Advantage Option III                                                         727.650     7.84         5,705
                                                                                 ----------------         --------------
                                                                                     120,077.069               $957,938
                                                                                 ================         ==============

ING VP LARGECAP GROWTH
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          4,324.788    $6.15       $26,597

                                      184

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP LARGECAP GROWTH (CONTINUED)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                               148.376    $6.13          $910
VA Option I                                                                           17,334.479     6.21       107,647
VA Option II                                                                          31,441.028     6.18       194,306
VA Option III                                                                          7,410.080     6.17        45,720
VA Bonus Option I                                                                     41,753.715     6.16       257,203
VA Bonus Option II                                                                    42,851.444     6.14       263,108
VA Bonus Option III                                                                   11,187.257     6.12        68,466
SmartDesign Advantage Option I                                                         4,073.044     6.10        24,846
SmartDesign Advantage Option II                                                        1,059.501     6.08         6,442
SmartDesign Advantage Option III                                                       1,693.678     6.06        10,264
                                                                                 ----------------         --------------
                                                                                     163,277.390             $1,005,509
                                                                                 ================         ==============

ING VP MAGNACAP
Contracts in accumulation period:
DVA                                                                                    6,555.686   $7.15        $46,873
DVA Plus - Standard (pre February 2000)                                                6,549.431    7.12         46,632
DVA Plus - Standard (post January 2000 & post 2000)                                   10,551.443    7.11         75,021
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                211,733.236    7.10      1,503,306
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              307,643.277    7.10      2,184,267
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           20,061.852    7.08        142,038
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         17,210.413    7.08        121,850
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             153,013.266    7.07      1,081,804
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      125,575.174    7.07        887,816
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          102,496.200    7.06        723,623

                                      185

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP MAGNACAP (CONTINUED)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    190,988.256   $7.05     $1,346,467
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             295,511.233    7.04      2,080,399
Access - Annual Ratchet (post April 2001)                                             18,131.585    7.02        127,284
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  41,228.581    7.02        289,425
Access - 7% Solution (post April 2001)                                                12,375.694    7.01         86,754
Access  - Max 7 (post April 2001)                                                     27,970.406    7.00        195,793
ES II - Max 7 (post 2000), Generations - Max 7                                       108,901.970    7.05        767,759
Landmark - 7% Solution                                                                31,708.981    7.03        222,914
Value                                                                                  4,070.367    7.16         29,144
VA Option I                                                                           20,708.864    7.16        148,275
VA Option II                                                                             284.124    7.12          2,023
VA Option III                                                                            630.457    7.10          4,476
VA Bonus Option I                                                                     19,500.998    7.10        138,457
VA Bonus Option II                                                                     6,930.236    7.06         48,927
VA Bonus Option III                                                                    3,957.580    7.04         27,861
SmartDesign Advantage Option I                                                         1,471.448    7.01         10,315
                                                                                -----------------        ---------------
                                                                                   1,745,760.759            $12,339,503
                                                                                =================        ===============

ING VP MIDCAP OPPORTUNITIES
Contracts in accumulation period:
Rollover Choice Option I                                                               1,699.815   $7.24        $12,307
                                                                                -----------------        ---------------
                                                                                       1,699.815                $12,307
                                                                                =================        ===============

ING VP SMALLCAP OPPORTUNITIES
Contracts in accumulation period:
DVA                                                                                    7,081.683   $4.65        $32,930
DVA Plus - Standard (pre February 2000)                                                4,958.507    4.63         22,958
DVA Plus - Standard (post January 2000 & post 2000)                                   59,275.642    4.63        274,446
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                774,556.649    4.62      3,578,452
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,042,745.581    4.62      4,817,485
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          139,362.310    4.61        642,460


                                      186

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP SMALLCAP OPPORTUNITIES (CONTINUED)
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         48,062.812   $4.61       $221,570
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             563,708.902    4.60      2,593,061
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      483,572.111    4.60      2,224,432
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          454,391.883    4.59      2,085,659
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    696,664.441    4.59      3,197,690
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,196,796.823    4.58      5,481,329
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            345.077    4.58          1,580
Access - Annual Ratchet (post April 2001)                                             54,432.709    4.57        248,757
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 249,713.741    4.57      1,141,192
Access - 7% Solution (post April 2001)                                                46,045.780    4.56        209,969
Access  - Max 7 (post April 2001)                                                    177,134.824    4.55        805,963
ES II - Max 7 (post 2000), Generations - Max 7                                       374,677.088    4.59      1,719,768
Landmark - 7% Solution                                                               117,675.900    4.57        537,779
Value                                                                                 58,728.870    4.66        273,677
Rollover Choice Option I                                                               3,071.070    4.67         14,342
                                                                                -----------------        ---------------
                                                                                   6,553,002.403            $30,125,499
                                                                                =================        ===============

INVESCO VIF - FINANCIAL SERVICES
Contracts in accumulation period:
DVA                                                                                      406.061   $7.90         $3,208
DVA Series 100                                                                           670.845    7.86          5,273
DVA Plus - Standard (pre February 2000)                                                5,407.333    7.88         42,610
DVA Plus - Standard (post January 2000 & post 2000)                                   19,155.514    7.87        150,754
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                584,089.237    7.86      4,590,941
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              491,868.834    7.85      3,861,170

                                      187

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

INVESCO VIF - FINANCIAL SERVICES (CONTINUED)
DVA Plus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          117,511.348   $7.84       $921,289
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         44,675.520    7.83        349,809
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             200,145.811    7.83      1,567,142
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      182,155.631    7.82      1,424,457
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          110,702.021    7.82        865,690
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    284,060.139    7.81      2,218,510
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             407,036.399    7.80      3,174,884
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            667.125    7.79          5,197
Access - Annual Ratchet (post April 2001)                                             36,848.113    7.78        286,678
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  84,291.461    7.78        655,788
Access - 7% Solution (post April 2001)                                                 8,073.622    7.77         62,732
Access  - Max 7 (post April 2001)                                                     32,860.169    7.76        254,995
ES II - Max 7 (post 2000), Generations - Max 7                                        91,597.737    7.81        715,378
Landmark - 7% Solution                                                                47,920.623    7.79        373,302
Value                                                                                  5,012.313    7.92         39,698
VA Option I                                                                           28,312.555    7.91        223,952
VA Option II                                                                          17,476.529    7.88        137,715
VA Option III                                                                          2,929.158    7.86         23,023
VA Bonus Option I                                                                     40,079.602    7.85        314,625
VA Bonus Option II                                                                    39,578.360    7.82        309,503
VA Bonus Option III                                                                   41,939.098    7.80        327,125
SmartDesign Advantage Option I                                                           786.478    7.77          6,111
SmartDesign Advantage Option II                                                        3,904.827    7.74         30,223
SmartDesign Advantage Option III                                                         535.466    7.73          4,139
                                                                                -----------------        ---------------
                                                                                   2,930,697.929            $22,945,921
                                                                                =================        ===============

INVESCO VIF - HEALTH SCIENCES
Contracts in accumulation period:
DVA 80                                                                                 9,089.241   $7.72        $70,169

                                      188

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

INVESCO VIF - HEALTH SCIENCES (CONTINUED)
DVA                                                                                      540.527   $7.70         $4,162
DVA Series 100                                                                           541.402    7.66          4,147
DVA Plus - Standard (pre February 2000)                                               14,310.616    7.67        109,762
DVA Plus - Standard (post January 2000 & post 2000)                                   22,197.466    7.66        170,033
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                351,424.377    7.65      2,688,396
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              481,392.756    7.65      3,682,655
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          166,542.609    7.63      1,270,720
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         35,809.566    7.63        273,227
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             183,978.442    7.62      1,401,916
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      493,957.606    7.62      3,763,957
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          271,523.360    7.61      2,066,293
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    375,101.966    7.61      2,854,526
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             736,095.750    7.59      5,586,967
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,088.348    7.59         15,851
Access - Annual Ratchet (post April 2001)                                             15,338.008    7.58        116,262
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 151,076.855    7.57      1,143,652
Access - 7% Solution (post April 2001)                                                 9,189.497    7.57         69,564
Access  - Max 7 (post April 2001)                                                     45,837.467    7.56        346,531
ES II - Max 7 (post 2000), Generations - Max 7                                       306,734.060    7.60      2,331,179
Landmark - 7% Solution                                                                94,313.253    7.58        714,894
Value                                                                                 10,080.927    7.71         77,724
VA Option I                                                                           33,864.629    7.70        260,758
VA Option II                                                                          24,596.088    7.67        188,652

                                      189

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

INVESCO VIF - HEALTH SCIENCES (CONTINUED)
VA Option III                                                                          9,104.697   $7.65        $69,651
VA Bonus Option I                                                                     44,853.153    7.65        343,127
VA Bonus Option II                                                                    46,036.519    7.61        350,338
VA Bonus Option III                                                                   66,227.851    7.59        502,669
SmartDesign Advantage Option I                                                         4,098.527    7.56         30,985
SmartDesign Advantage Option II                                                        4,279.783    7.54         32,270
SmartDesign Advantage Option III                                                       2,987.645    7.52         22,467
                                                                                -----------------        ---------------
                                                                                   4,013,212.991            $30,563,504
                                                                                =================        ===============

INVESCO VIF - LEISURE
Contracts in accumulation period:
DVA Plus - Standard (pre February 2000)                                                2,494.057   $8.45        $21,075
DVA Plus - Standard (post January 2000 & post 2000)                                    1,919.924    8.45         16,223
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 69,606.717    8.44        587,481
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              132,018.982    8.44      1,114,240
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           28,020.116    8.43        236,210
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          1,463.630    8.43         12,338
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              65,381.973    8.43        551,170
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       30,006.613    8.42        252,656
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           41,607.549    8.42        350,336
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                     54,250.341    8.42        456,788
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             100,698.931    8.41        846,878
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            757.891    8.41          6,374

                                      190

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

INVESCO VIF - LEISURE (CONTINUED)
Access - Annual Ratchet (post April 2001)                                              3,611.911   $8.40         $30,340
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  40,591.830    8.40         340,971
Access - 7% Solution (post April 2001)                                                17,360.124    8.40         145,825
Access  - Max 7 (post April 2001)                                                      7,579.148    8.39          63,589
ES II - Max 7 (post 2000), Generations - Max 7                                        94,573.834    8.41         795,366
Landmark - 7% Solution                                                                24,347.114    8.41         204,759
VA Option I                                                                              749.048    8.47           6,344
VA Option II                                                                             695.822    8.45           5,880
VA Option III                                                                            767.220    8.44           6,475
VA Bonus Option I                                                                      4,265.438    8.44          36,000
VA Bonus Option II                                                                     1,327.969    8.42          11,181
                                                                                -----------------        ----------------
                                                                                     724,096.182              $6,098,499
                                                                                =================        ================

INVESCO VIF - UTILITIES
Contracts in accumulation period:
DVA 80                                                                                 1,587.040   $6.43         $10,205
DVA Plus - Standard (pre February 2000)                                                   63.189    6.38             403
DVA Plus - Standard (post January 2000 & post 2000)                                   11,472.225    6.38          73,193
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                127,144.822    6.37         809,913
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              152,797.244    6.37         973,318
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           86,524.213    6.36         550,294
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         18,051.925    6.35         114,630
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              51,660.421    6.35         328,044
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      103,373.775    6.34         655,390

                                      191

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

INVESCO VIF - UTILITIES (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           94,265.565   $6.34       $597,644
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    167,758.159    6.33      1,061,909
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             173,345.603    6.32      1,095,544
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,187.610    6.32         13,826
Access - Annual Ratchet (post April 2001)                                                814.005    6.31          5,136
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  52,670.628    6.30        331,825
Access - 7% Solution (post April 2001)                                                24,927.137    6.30        157,041
Access  - Max 7 (post April 2001)                                                      2,946.473    6.29         18,533
ES II - Max 7 (post 2000), Generations - Max 7                                        34,605.984    6.33        219,056
Landmark - 7% Solution                                                                30,198.224    6.31        190,551
VA Option I                                                                           14,992.194    6.41         96,100
VA Option II                                                                          18,841.260    6.38        120,207
VA Option III                                                                          1,930.007    6.37         12,294
VA Bonus Option I                                                                     33,452.942    6.36        212,761
VA Bonus Option II                                                                     8,961.746    6.34         56,817
VA Bonus Option III                                                                   11,546.075    6.32         72,971
SmartDesign Advantage Option I                                                           523.745    6.29          3,294
SmartDesign Advantage Option II                                                          133.928    6.28            841
SmartDesign Advantage Option III                                                         417.793    6.26          2,615
                                                                                -----------------        ---------------
                                                                                   1,227,193.932             $7,784,355
                                                                                =================        ===============

JANUS ASPEN SERIES BALANCED
Contracts in accumulation period:
Rollover Choice Option I                                                              47,037.671   $9.25       $435,098
Rollover Choice Option II                                                              6,041.602    9.23         55,764
Rollover Choice Option III                                                               591.682    9.21          5,449
                                                                                -----------------        ---------------
                                                                                      53,670.955               $496,311
                                                                                =================        ===============

JANUS ASPEN SERIES FLEXIBLE INCOME
Contracts in accumulation period:
Rollover Choice Option I                                                              19,824.232  $10.99       $217,868
Rollover Choice Option II                                                              5,939.558   10.97         65,157
                                                                                -----------------        ---------------
                                                                                      25,763.790               $283,025
                                                                                =================        ===============

JANUS ASPEN SERIES GROWTH
Contracts in accumulation period:
Rollover Choice Option I                                                              26,690.842   $7.19       $191,907
                                                                                -----------------        ---------------
                                                                                      26,690.842               $191,907
                                                                                =================        ===============


                                      192

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES WORLDWIDE GROWTH
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          3,936.633   $6.84        $26,927
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      2,893.741    6.82         19,735
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          5,871.582    6.81         39,985
VA Option I                                                                          105,069.103    6.91        726,028
VA Option II                                                                          53,631.991    6.88        368,988
VA Option III                                                                         14,254.337    6.86         97,785
VA Bonus Option I                                                                    150,684.827    6.86      1,033,698
VA Bonus Option II                                                                    65,555.286    6.83        447,743
VA Bonus Option III                                                                   58,756.313    6.81        400,130
SmartDesign Advantage Option I                                                         7,229.106    6.78         49,013
SmartDesign Advantage Option II                                                       11,630.857    6.76         78,625
SmartDesign Advantage Option III                                                       3,174.425    6.75         21,427
Rollover Choice Option I                                                              31,947.524    6.93        221,396
Rollover Choice Option II                                                                581.133    6.91          4,016
                                                                                -----------------        ---------------
                                                                                     515,216.858             $3,535,496
                                                                                =================        ===============

OPPENHEIMER GLOBAL SECURITIES
Contracts in accumulation period:
Rollover Choice Option I                                                              23,286.992   $7.67       $178,611
Rollover Choice Option II                                                              2,448.302    7.65         18,730
Rollover Choice Option III                                                             1,064.000    7.64          8,129
                                                                                -----------------        ---------------
                                                                                      26,799.294               $205,470
                                                                                =================        ===============

OPPENHEIMER STRATEGIC BOND
Contracts in accumulation period:
Rollover Choice Option I                                                                 832.001  $10.67         $8,877
Rollover Choice Option II                                                                696.170   10.65          7,414
                                                                                -----------------        ---------------
                                                                                       1,528.171                $16,291
                                                                                =================        ===============

PIMCO HIGH YIELD
Contracts in accumulation period:
DVA 80                                                                                 2,477.364  $10.12        $25,071
DVA                                                                                  102,400.716   10.03      1,027,079
DVA Series 100                                                                           940.098    9.87          9,279
DVA Plus - Standard (pre February 2000)                                              281,240.079    9.91      2,787,089
DVA Plus - Standard (post January 2000 & post 2000)                                  278,564.887    9.89      2,755,007
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              6,193,058.219    9.84     60,939,693

                                      193

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIMCO HIGH YIELD (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            3,925,319.594   $9.82    $38,546,638
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        3,053,445.935    9.77     29,832,167
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        657,117.954    9.75      6,406,900
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           1,388,956.102    9.73     13,514,543
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    5,428,136.230    9.70     52,652,921
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        1,004,329.863    9.68      9,721,913
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  3,639,544.850    9.66     35,158,003
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           3,093,339.354    9.61     29,726,991
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          4,447.208    9.59         42,649
Access - Annual Ratchet (post April 2001)                                            186,395.537    9.54      1,778,213
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 423,832.352    9.52      4,034,884
Access - 7% Solution (post April 2001)                                                64,823.416    9.50        615,822
Access  - Max 7 (post April 2001)                                                    218,537.943    9.45      2,065,184
ES II - Max 7 (post 2000), Generations - Max 7                                       624,871.926    9.63      6,017,517
Landmark - 7% Solution                                                               272,347.815    9.57      2,606,369
Access One                                                                             3,970.224   10.27         40,774
Value                                                                                114,778.115   10.08      1,156,963
VA Option I                                                                           78,297.774   10.05        786,893
VA Option II                                                                          31,300.139    9.91        310,184
VA Option III                                                                         15,357.631    9.84        151,119
VA Bonus Option I                                                                    113,201.558    9.82      1,111,639
VA Bonus Option II                                                                    71,352.805    9.68        690,695
VA Bonus Option III                                                                   27,719.473    9.61        266,384

                                      194

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIMCO HIGH YIELD (CONTINUED)
SmartDesign Advantage Option I                                                        16,988.722   $9.48        $161,053
SmartDesign Advantage Option II                                                       25,014.302    9.39         234,884
SmartDesign Advantage Option III                                                      10,727.585    9.32          99,981
                                                                                -----------------        ----------------
                                                                                  31,352,835.770            $305,274,501
                                                                                =================        ================

PIMCO STOCKSPLUS GROWTH AND INCOME
Contracts in accumulation period:
DVA 80                                                                                   396.590   $8.28          $3,284
DVA                                                                                   68,010.499    8.20         557,686
DVA Series 100                                                                         1,768.555    8.07          14,272
DVA Plus - Standard (pre February 2000)                                              154,632.792    8.11       1,254,072
DVA Plus - Standard (post January 2000 & post 2000)                                  146,940.984    8.09       1,188,753
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              4,911,148.898    8.05      39,534,749
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            2,241,995.580    8.03      18,003,225
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        3,392,261.204    7.99      27,104,167
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        562,721.076    7.97       4,484,887
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             745,489.553    7.95       5,926,642
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    5,327,507.941    7.94      42,300,413
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          777,891.760    7.92       6,160,903
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  1,932,333.312    7.90      15,265,433
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,702,074.897    7.86      13,378,309

                                      195

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIMCO STOCKSPLUS GROWTH AND INCOME (CONTINUED)
Access - Annual Ratchet (post April 2001)                                             24,968.654   $7.80        $194,756
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 218,962.411    7.79       1,705,717
Access - 7% Solution (post April 2001)                                                59,533.277    7.77         462,574
Access  - Max 7 (post April 2001)                                                    103,647.174    7.73         801,193
ES II - Max 7 (post 2000), Generations - Max 7                                       312,246.133    7.88       2,460,500
Landmark - 7% Solution                                                                76,765.128    7.82         600,303
Value                                                                                 28,964.179    8.24         238,665
                                                                                -----------------        ----------------
                                                                                  22,790,260.597            $181,640,503
                                                                                =================        ================

PIONEER EQUITY-INCOME VCT
Contracts in accumulation period:
Rollover Choice Option I                                                              15,836.215   $8.28        $131,124
Rollover Choice Option II                                                              5,737.063    8.27          47,446
                                                                                -----------------        ----------------
                                                                                      21,573.278                 178,570
                                                                                =================        ================

PIONEER FUND VCT
Contracts in accumulation period:
DVA 80                                                                                 1,285.499   $7.54          $9,693
DVA Plus - Standard (pre February 2000)                                                1,732.586    7.49          12,977
DVA Plus - Standard (post January 2000 & post 2000)                                   10,928.441    7.48          81,745
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                291,460.540    7.47       2,177,210
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              295,687.608    7.47       2,208,786
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          144,234.289    7.46       1,075,988
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         62,576.065    7.45         466,192
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             184,118.536    7.44       1,369,842
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      297,004.743    7.44       2,209,715

                                      196

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIONEER FUND VCT (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          135,708.029   $7.43     $1,008,311
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    229,508.353    7.43      1,705,247
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             562,117.242    7.42      4,170,910
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          6,686.900    7.41         49,550
Access - Annual Ratchet (post April 2001)                                              8,140.811    7.40         60,242
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  57,294.293    7.39        423,405
Access - 7% Solution (post April 2001)                                                19,166.357    7.39        141,639
Access  - Max 7 (post April 2001)                                                     21,066.987    7.38        155,474
ES II - Max 7 (post 2000), Generations - Max 7                                        79,240.223    7.42        587,962
Landmark - 7% Solution                                                                91,407.752    7.41        677,331
Value                                                                                  1,654.898    7.53         12,461
VA Option I                                                                           38,807.073    7.52        291,829
VA Option II                                                                          19,828.989    7.49        148,519
VA Option III                                                                          6,500.233    7.47         48,557
VA Bonus Option I                                                                     47,948.431    7.47        358,175
VA Bonus Option II                                                                    50,245.101    7.43        373,321
VA Bonus Option III                                                                   19,852.051    7.42        147,302
SmartDesign Advantage Option I                                                         4,167.994    7.38         30,760
SmartDesign Advantage Option II                                                        2,168.327    7.36         15,959
SmartDesign Advantage Option III                                                         857.708    7.35          6,304
Rollover Choice Option I                                                               5,561.288    7.54         41,932
                                                                                -----------------        ---------------
                                                                                   2,696,957.347            $20,067,338
                                                                                =================        ===============

PIONEER MID-CAP VALUE VCT
Contracts in accumulation period:
DVA                                                                                   17,509.307   $9.41       $164,763
DVA Plus - Standard (pre February 2000)                                               29,446.556    9.38        276,209
DVA Plus - Standard (post January 2000 & post 2000)                                   45,975.704    9.37        430,792
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                983,243.301    9.36      9,203,157
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              728,410.430    9.36      6,817,922

                                      197

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIONEER MID-CAP VALUE VCT (CONTINUED)
DVA Plus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          509,210.033   $9.35     $4,761,114
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        113,225.368    9.34      1,057,525
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             338,219.386    9.34      3,158,969
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      796,390.778    9.33      7,430,326
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          218,154.631    9.32      2,033,201
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    503,891.718    9.32      4,696,271
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             740,866.746    9.31      6,897,469
Access - Annual Ratchet (post April 2001)                                             28,194.228    9.29        261,924
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 145,462.672    9.29      1,351,348
Access - 7% Solution (post April 2001)                                                25,874.832    9.28        240,118
Access  - Max 7 (post April 2001)                                                     74,644.120    9.27        691,951
ES II - Max 7 (post 2000), Generations - Max 7                                       245,270.337    9.31      2,283,467
Landmark - 7% Solution                                                               127,116.070    9.30      1,182,179
Value                                                                                 11,515.180    9.42        108,473
Rollover Choice Option I                                                               2,421.894    9.43         22,838
Rollover Choice Option II                                                                369.982    9.41          3,482
                                                                                -----------------        ---------------
                                                                                   5,685,413.273            $53,073,498
                                                                                =================        ===============

PIONEER SMALL COMPANY VCT
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         13,596.414   $7.81       $106,188
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                     11,749.693    7.79         91,530
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         16,355.281    7.77        127,081

                                      198

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIONEER SMALL COMPANY VCT (CONTINUED)
VA Option I                                                                           80,077.498   $7.89       $631,811
VA Option II                                                                          34,919.722    7.85        274,120
VA Option III                                                                          9,445.248    7.84         74,051
VA Bonus Option I                                                                    122,885.683    7.83        962,195
VA Bonus Option II                                                                    57,105.530    7.80        445,423
VA Bonus Option III                                                                   50,553.725    7.78        393,308
SmartDesign Advantage Option I                                                         8,317.144    7.74         64,375
SmartDesign Advantage Option II                                                        8,192.585    7.72         63,247
SmartDesign Advantage Option III                                                      24,011.644    7.70        184,890
                                                                                -----------------        ---------------
                                                                                     437,210.167             $3,418,219
                                                                                =================        ===============

PROFUND VP BULL
Contracts in accumulation period:
DVA                                                                                    1,672.331   $6.71        $11,221
DVA Plus - Standard (pre February 2000)                                                8,556.341    6.68         57,156
DVA Plus - Standard (post January 2000 & post 2000)                                   18,623.407    6.68        124,404
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,231,932.938    6.67      8,216,993
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,271,888.411    6.66      8,470,777
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          194,394.055    6.65      1,292,720
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        117,319.332    6.64        779,000
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             127,499.175    6.64        846,595
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      342,069.817    6.63      2,267,923
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          185,752.318    6.63      1,231,538

                                      199

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PROFUND VP BULL (CONTINUED)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    475,784.662   $6.62     $3,149,694
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             491,041.711    6.61      3,245,786
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            304.523    6.61          2,013
Access - Annual Ratchet (post April 2001)                                             29,583.240    6.59        194,954
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  23,782.886    6.59        156,729
Access - 7% Solution (post April 2001)                                                32,743.236    6.58        215,450
Access  - Max 7 (post April 2001)                                                     19,326.241    6.57        126,973
ES II - Max 7 (post 2000), Generations - Max 7                                       114,753.182    6.62        759,666
Landmark - 7% Solution                                                                16,668.657    6.60        110,013
Value                                                                                  1,919.612    6.72         12,900
                                                                                -----------------        ---------------
                                                                                   4,705,616.075            $31,272,505
                                                                                =================        ===============

PROFUND VP EUROPE 30
Contracts in accumulation period:
DVA Series 100                                                                         2,091.440   $6.06        $12,674
DVA Plus - Standard (pre February 2000)                                                2,703.205    6.07         16,408
DVA Plus - Standard (post January 2000 & post 2000)                                   11,286.811    6.06         68,398
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                257,910.120    6.05      1,560,356
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,365,500.420    6.05      8,261,278
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          156,756.190    6.04        946,807
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         42,457.449    6.03        256,018
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              64,316.959    6.03        387,831
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      181,952.664    6.02      1,095,355

                                      200

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PROFUND VP EUROPE 30 (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          105,639.573   $6.02       $635,950
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    103,963.433    6.01        624,820
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             218,082.990    6.00      1,308,498
Access - Annual Ratchet (post April 2001)                                              8,143.705    5.98         48,699
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  17,650.043    5.98        105,547
Access - 7% Solution (post April 2001)                                                 1,104.440    5.97          6,594
Access  - Max 7 (post April 2001)                                                     30,091.610    5.96        179,346
ES II - Max 7 (post 2000), Generations - Max 7                                        13,789.452    6.00         82,737
Landmark - 7% Solution                                                                 5,164.325    5.99         30,934
Value                                                                                    204.139    6.10          1,245
                                                                                -----------------        ---------------
                                                                                   2,588,808.968            $15,629,495
                                                                                =================        ===============

PROFUND VP SMALL CAP
Contracts in accumulation period:
DVA                                                                                    2,329.512   $7.26        $16,912
DVA Plus - Standard (pre February 2000)                                               41,515.869    7.23        300,160
DVA Plus - Standard (post January 2000 & post 2000)                                   31,843.836    7.22        229,912
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,755,935.865    7.21     12,660,298
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,133,338.695    7.21      8,171,372
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          269,439.892    7.19      1,937,273
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         72,216.551    7.19        519,237
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             236,885.358    7.18      1,700,837

                                      201

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PROFUND VP SMALL CAP (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      499,605.632   $7.17     $3,582,172
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          182,535.627    7.17      1,308,780
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    420,431.165    7.16      3,010,287
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             374,257.847    7.15      2,675,944
Access - Annual Ratchet (post April 2001)                                              7,373.061    7.13         52,570
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  68,579.360    7.13        488,971
Access - 7% Solution (post April 2001)                                                12,461.032    7.12         88,723
Access  - Max 7 (post April 2001)                                                     83,442.202    7.11        593,274
ES II - Max 7 (post 2000), Generations - Max 7                                       114,433.002    7.16        819,340
Landmark - 7% Solution                                                                59,952.995    7.14        428,064
Value                                                                                  4,866.239    7.27         35,378
                                                                                -----------------        ---------------
                                                                                   5,371,443.740            $38,619,504
                                                                                =================        ===============


PRUDENTIAL JENNISON
Contracts in accumulation period:
DVA                                                                                   11,366.432   $4.32        $49,103
DVA Plus - Standard (pre February 2000)                                               23,359.674    4.29        100,213
DVA Plus - Standard (post January 2000 & post 2000)                                  171,751.231    4.28        735,095
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,009,407.882    4.27      4,310,172
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,366,873.798    4.27      5,836,551
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          322,010.407    4.26      1,371,764

                                      202

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PRUDENTIAL JENNISON (CONTINUED)
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        222,330.396   $4.25       $944,904
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             522,739.562    4.24      2,216,416
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      840,344.480    4.24      3,563,061
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          565,738.494    4.23      2,393,074
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    934,116.055    4.23      3,951,311
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,916,839.330    4.22      8,089,062
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          5,385.239    4.21         22,672
Access - Annual Ratchet (post April 2001)                                             22,367.313    4.20         93,943
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 265,343.797    4.19      1,111,791
Access - 7% Solution (post April 2001)                                                78,263.500    4.19        327,924
Access  - Max 7 (post April 2001)                                                    158,536.137    4.18        662,681
ES II - Max 7 (post 2000), Generations - Max 7                                       259,117.120    4.22      1,093,474
Landmark - 7% Solution                                                                69,926.920    4.20        293,693
Value                                                                                 30,964.333    4.33        134,076
VA Option I                                                                            8,151.859    4.33         35,298
VA Option II                                                                          15,799.358    4.29         67,779
VA Bonus Option I                                                                     35,940.756    4.27        153,467
VA Bonus Option II                                                                    37,135.007    4.23        157,081
VA Bonus Option III                                                                    4,306.427    4.22         18,173
SmartDesign Advantage Option I                                                         2,115.980    4.18          8,845
SmartDesign Advantage Option II                                                        2,970.195    4.16         12,356
SmartDesign Advantage Option III                                                         608.533    4.14          2,519
                                                                                -----------------        ---------------
                                                                                   8,903,810.215            $37,756,498
                                                                                =================        ===============

PRUDENTIAL SP JENNISON INTERNATIONAL GROWTH
Contracts in accumulation period:
DVA                                                                                    1,624.864   $4.15         $6,743
DVA Plus - Standard (pre February 2000)                                               15,070.093    4.13         62,239
DVA Plus - Standard (post January 2000 & post 2000)                                   88,237.466    4.13        364,421

                                      203

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PRUDENTIAL SP JENNISON INTERNATIONAL GROWTH (CONTINUED)
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                535,933.282   $4.12     $2,208,045
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              519,699.551    4.11      2,135,965
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          120,333.463    4.10        493,367
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         46,748.068    4.10        191,667
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             243,443.935    4.09        995,686
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      393,653.448    4.09      1,610,043
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          235,551.818    4.08        961,051
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    360,088.600    4.08      1,469,161
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             636,058.487    4.07      2,588,758
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,559.403    4.06         14,451
Access - Annual Ratchet (post April 2001)                                             34,976.884    4.05        141,656
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 156,993.562    4.05        635,824
Access - 7% Solution (post April 2001)                                                16,084.015    4.05         65,140
Access  - Max 7 (post April 2001)                                                     39,549.231    4.04        159,779
ES II - Max 7 (post 2000), Generations - Max 7                                        98,449.075    4.07        400,688
Landmark - 7% Solution                                                                89,981.934    4.06        365,327
Value                                                                                 54,114.150    4.16        225,115
VA Option I                                                                            5,285.109    4.16         21,986
VA Option II                                                                          12,259.907    4.13         50,633
VA Bonus Option I                                                                     13,713.568    4.11         56,363

                                      204

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PRUDENTIAL SP JENNISON INTERNATIONAL GROWTH (CONTINUED)
VA Bonus Option II                                                                     4,728.844   $4.08        $19,294
VA Bonus Option III                                                                   15,437.133    4.07         62,829
SmartDesign Advantage Option I                                                         1,182.895    4.04          4,779
SmartDesign Advantage Option II                                                          356.962    4.02          1,435
SmartDesign Advantage Option III                                                       7,993.599    4.01         32,054
                                                                                -----------------        ---------------
                                                                                   3,751,109.346            $15,344,499
                                                                                =================        ===============

PUTNAM VT GROWTH AND INCOME
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                            613.560   $7.40         $4,540
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      3,518.706    7.38         25,968
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          1,355.145    7.36          9,974
VA Option I                                                                           47,269.102    7.62        360,191
VA Option II                                                                           9,757.789    7.59         74,062
VA Option III                                                                          1,001.492    7.57          7,581
VA Bonus Option I                                                                     71,543.199    7.56        540,867
VA Bonus Option II                                                                    50,353.513    7.53        379,162
VA Bonus Option III                                                                   24,513.938    7.51        184,100
SmartDesign Advantage Option I                                                         8,057.360    7.33         59,060
SmartDesign Advantage Option II                                                        1,505.661    7.30         10,991
SmartDesign Advantage Option III                                                         688.406    7.28          5,012
                                                                                -----------------        ---------------
                                                                                     220,177.871             $1,661,508
                                                                                =================        ===============

PUTNAM VT INTERNATIONAL GROWTH AND INCOME
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          7,080.219   $8.03        $56,854
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                        743.400    8.00          5,947
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          4,603.594    7.98         36,737
VA Option I                                                                           88,504.950    8.10        716,890
VA Option II                                                                          18,195.578    8.07        146,838
VA Option III                                                                          7,142.668    8.05         57,498
VA Bonus Option I                                                                     94,100.599    8.04        756,569
VA Bonus Option II                                                                    24,314.533    8.01        194,759
VA Bonus Option III                                                                  101,982.647    7.99        814,841

                                      205

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PUTNAM VT INTERNATIONAL GROWTH AND INCOME (CONTINUED)
SmartDesign Advantage Option I                                                         6,043.072   $7.95        $48,042
SmartDesign Advantage Option II                                                        2,280.679    7.93         18,086
SmartDesign Advantage Option III                                                      16,122.611    7.91        127,530
                                                                                -----------------        ---------------
                                                                                     371,114.550             $2,980,591
                                                                                =================        ===============

PUTNAM VT VOYAGER II
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          5,242.644   $6.06        $31,770
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      2,365.637    6.04         14,288
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,579.319    6.03         21,583
VA Option I                                                                           44,148.219    6.12        270,187
VA Option II                                                                          33,313.466    6.09        202,879
VA Option III                                                                          4,631.701    6.08         28,161
VA Bonus Option I                                                                     96,271.677    6.07        584,369
VA Bonus Option II                                                                    38,339.846    6.05        231,956
VA Bonus Option III                                                                   21,456.980    6.03        129,386
SmartDesign Advantage Option I                                                         8,448.608    6.01         50,776
SmartDesign Advantage Option II                                                       12,435.747    5.99         74,490
SmartDesign Advantage Option III                                                         863.315    5.98          5,163
                                                                                -----------------        ---------------
                                                                                     271,097.159             $1,645,008
                                                                                =================        ===============

SMITH BARNEY HIGH INCOME
Contracts in accumulation period:
Granite PrimElite - Standard                                                           3,602.132  $11.41        $41,100
Granite PrimElite - Annual Ratchet                                                    24,619.405   11.28        277,707
                                                                                -----------------        ---------------
                                                                                      28,221.537               $318,807
                                                                                =================        ===============

SMITH BARNEY INTERNATIONAL ALL CAP GROWTH
Contracts in accumulation period:
Granite PrimElite - Standard                                                           1,685.183   $8.92        $15,032
Granite PrimElite - Annual Ratchet                                                    21,044.795    8.82        185,615
                                                                                -----------------        ---------------
                                                                                      22,729.978               $200,647
                                                                                =================        ===============

SMITH BARNEY LARGE CAP VALUE
Contracts in accumulation period:
Granite PrimElite - Standard                                                           2,504.960  $14.26        $35,721
Granite PrimElite - Annual Ratchet                                                    23,808.210   14.09        335,458
                                                                                -----------------        ---------------
                                                                                      26,313.170               $371,179
                                                                                =================        ===============


                                      206

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

SMITH BARNEY MONEY MARKET
Contracts in accumulation period:
Granite PrimElite - Standard                                                           6,864.600  $12.68        $87,043
Granite PrimElite - Annual Ratchet                                                     4,446.085   12.53         55,709
                                                                                -----------------        ---------------
                                                                                      11,310.685               $142,752
                                                                                =================        ===============

UBS TACTICAL ALLOCATION
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          4,476.111   $7.12        $31,870
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          9,383.635    7.08         66,436
VA Option I                                                                           46,001.622    7.19        330,752
VA Option II                                                                          16,031.679    7.16        114,787
VA Option III                                                                          7,474.126    7.14         53,365
VA Bonus Option I                                                                     58,942.255    7.14        420,848
VA Bonus Option II                                                                    38,953.675    7.10        276,571
VA Bonus Option III                                                                   18,471.861    7.09        130,965
SmartDesign Advantage Option I                                                         6,768.805    7.06         47,788
SmartDesign Advantage Option II                                                       10,343.837    7.04         72,821
SmartDesign Advantage Option III                                                         326.855    7.02          2,295
                                                                                -----------------        ---------------
                                                                                     217,174.461             $1,548,498
                                                                                =================        ===============

                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS

   A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December, 31, 2002 and 2001, along with unit values and units outstanding for the year ended December 31, 2000, follows:

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST:
   All Cap
       2002                                            29,232       $8.34 to $8.68          $  247,740
       2001                                            25,814      $11.46 to $11.76            299,314
       2000                                             9,062      $11.54 to $11.65            104,883

   All Cap Advisor
       2002                                                18       $9.52 to $9.53                 176
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Asset Allocation Growth
       2002                                             6,551       $7.12 to $7.35              47,241
       2001                                             5,718       $8.55 to $8.70              49,242
       2000                                               501       $9.37 to $9.38               4,696

   Capital Growth
       2002                                            24,777       $9.52 to $10.52            246,769
       2001                                            27,303      $13.93 to $15.15            395,434
       2000                                            27,139      $16.80 to $17.71            463,399

   Capital Growth Advisor
       2002                                                14      $10.45 to $10.46                148
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Capital Guardian Small Cap
       2002                                            26,339      $12.37 to $14.00          $ 341,146
       2001                                            27,165      $16.97 to $18.87            480,513
       2000                                            23,107      $17.94 to $19.25            422,097

   Capital Guardian Small Cap Advisor
       2002                                                33       $9.72 to $9.73                 321
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Core Bond
       2002                                            34,238      $11.55 to $13.41            425,125
       2001                                             9,873      $11.14 to $12.39            114,996
       2000                                             3,438      $11.37 to $12.19             40,000

   Core Bond Advisor
       2002                                                97      $10.24 to $10.26                992
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Developing World
       2002                                             9,702       $5.98 to $6.42              60,000
       2001                                            10,141       $6.85 to $7.25              71,466
       2000                                             7,211       $7.47 to $7.71              54,398

   Developing World Advisor
       2002                                                 8       $9.70 to $9.71                  79
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Diversified Mid-Cap
       2002                                            12,695       $7.09 to $7.31              91,159
       2001                                             6,381       $8.99 to $9.15              57,814
       2000                                             1,150       $9.87 to $9.88              11,358


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Diversified Mid-Cap Advisor
       2002                                                23       $9.47 to $9.48         $       220
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Equity Growth
       2002                                               559       $7.78 to $7.85               4,362
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Equity Growth Advisor
       2002                                                48       $9.63 to $9.64                 458
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Equity Income
       2002                                            20,545      $18.11 to $23.18            409,670
       2001                                            17,698      $21.34 to $26.84            416,763
       2000                                            12,207      $22.48 to $26.61            291,793

   Equity Income Advisor
       2002                                                65       $9.81 to $9.83                 640
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Equity Opportunity
       2002                                            19,040      $13.72 to $16.05            280,954
       2001                                            20,717      $19.84 to $22.87            440,209
       2000                                            19,193      $24.06 to $26.49            477,934

   Equity Opportunity Advisor
       2002                                                 3       $9.74 to $9.75                  34
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Focus Value
       2002                                               710       $8.32 to $8.40      $        5,931
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Focus Value Advisor
       2002                                                 5      $10.16 to $10.17                 48
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Fully Managed
       2002                                            34,525      $24.75 to $30.37            935,079
       2001                                            23,375      $25.20 to $30.47            644,971
       2000                                            13,395      $24.47 to $27.95            345,651

   Fully Managed Advisor
       2002                                                89       $9.99 to $10.01                894
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Fundamental Growth Focus
       2002                                               345       $7.93 to $8.00               2,742
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Fundamental Growth Advisor
       2002                                                11       $9.44 to $9.45                 108
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Global Franchise
       2002                                             1,661       $8.80 to $8.88              14,670
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Global Franchise Advisor
       2002                                                74       $9.51 to $9.52      $          708
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Growth
       2002                                            53,954       $9.92 to $11.18            560,041
       2001                                            66,921      $14.41 to $15.95          1,002,892
       2000                                            67,525      $21.49 to $22.98          1,474,980

   Growth Advisor
       2002                                              9          $9.76 to $9.78                  92
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Hard Assets
       2002                                             4,986      $12.44 to $15.93             67,753
       2001                                             2,395      $12.63 to $15.27             33,209
       2000                                             2,584      $15.34 to $17.52             41,509

   Hard Assets Advisor
       2002                                                10       $9.82 to $9.83                  97
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   International Enhanced EAFE
       2002                                               608       $8.17 to $8.25               4,990
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   International Enhanced EAFE Advisor
       2002                                                17       $9.74 to $9.76                 165
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   International Equity
       2002                                            16,969       $6.80 to $7.46           $ 120,477
       2001                                            16,734       $8.37 to $8.98             144,061
       2000                                            17,171      $11.23 to $11.73            194,618

   International Equity Advisor
       2002                                                26       $9.79 to $9.80                 254
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Internet Tollkeeper
       2002                                             2,769       $4.58 to $4.69              12,802
       2001                                               709       $7.57 to $7.64               5,389
       2000                                                **             **                        **

   Internet Tollkeeper Advisor
       2002                                                 5      $10.40 to $10.42                 53
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Investors
       2002                                            11,516       $7.87 to $8.19              92,136
       2001                                             8,646      $10.45 to $10.73             91,400
       2000                                             1,917      $11.21 to $11.31             21,558

   Investors Advisor
       2002                                                30       $9.74 to $9.75                 297
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   J.P. Morgan Fleming Small Cap Equity
       2002                                             1,212       $7.79 to $7.87               9,490
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   J.P. Morgan Fleming Small Cap Advisor
       2002                                                54       $9.48 to $9.49        $        511
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Janus Growth and Income
       2002                                            18,616       $6.87 to $7.13             130,345
       2001                                            10,487       $8.78 to $8.93              92,720
       2000                                             1,280       $9.93 to $9.96              12,726

   Janus Growth and Income Advisor
       2002                                                60       $9.71 to $9.73                 587
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Large Cap Value
       2002                                            39,602       $7.34 to $7.73             295,688
       2001                                            27,628       $9.85 to $10.20            275,489
       2000                                             9,362      $10.50 to $10.59             98,545

   Large Cap Value Advisor
       2002                                                32      $10.25 to $10.27                333
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Limited Maturity Bond
       2002                                            28,506      $17.84 to $22.84            558,941
       2001                                            19,509      $17.02 to $21.41            364,062
       2000                                            11,438      $16.67 to $19.77            200,958

   Liquid Asset
       2002                                            66,797      $13.46 to $17.34          1,023,179
       2001                                            69,541      $13.62 to $17.79          1,071,485
       2000                                            44,678      $14.50 to $16.61            679,666

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Liquid Asset Advisor
       2002                                               180       $9.98 to $9.99        $      1,800
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Managed Global
       2002                                            16,459      $12.62 to $15.12            223,084
       2001                                            14,451      $16.18 to $19.04            250,388
       2000                                            11,365      $19.34 to $21.72            228,347

   Managed Global Advisor
       2002                                                 5           $10.23                      50
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Mid-Cap Growth
       2002                                            27,548      $14.97 to $17.32            435,581
       2001                                            29,521      $29.92 to $34.01            928,290
       2000                                            27,623      $40.98 to $43.92          1,158,061

   Mid-Cap Growth Advisor
       2002                                                56       $9.75 to $9.77                 549
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Real Estate
       2002                                             6,881      $24.84 to $31.80            187,607
       2001                                             4,535      $25.36 to $31.90            126,169
       2000                                             3,804      $25.04 to $28.59            100,303

   Real Estate Advisor
       2002                                                29       $9.60 to $9.61                 276
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Research
       2002                                            28,285      $13.75 to $15.91         $  421,035
       2001                                            31,622      $19.19 to $21.34            637,711
       2000                                            30,638      $25.56 to $27.39            800,528

   Research Advisor
       2002                                                34       $9.70 to $9.72                 326
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Special Situations
       2002                                             3,609       $5.96 to $6.15              21,794
       2001                                             2,932       $8.23 to $8.38              24,325
       2000                                               663       $8.88 to $8.89               5,891

   Special Situations Advisor
       2002                                                 6       $9.62 to $9.63                  56
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Strategic Equity
       2002                                            14,324       $9.29 to $10.34            139,852
       2001                                            17,855      $13.92 to $15.26            259,382
       2000                                            19,182      $18.40 to $19.51            359,734

   Strategic Equity Advisor
       2002                                                 8       $9.63 to $9.65                  78
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Total Return
       2002                                            45,174      $17.48 to $20.72            853,266
       2001                                            39,136      $18.90 to $21.94            793,394
       2000                                            29,621      $20.10 to $21.54            608,868

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Total Return Advisor
       2002                                                95       10.03 to $10.04        $       955
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Value Equity
       2002                                            11,740      $13.65 to $15.72            173,239
       2001                                            10,991      $17.24 to $19.10            199,039
       2000                                             9,358      $18.85 to $20.15            180,722

   Value Equity Advisor
       2002                                                11       $9.61 to $9.63                 107
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Van Kampen Growth and Income
       2002                                            30,992      $16.77 to $19.76            554,608
       2001                                            34,270      $20.13 to $23.30            732,049
       2000                                            34,836      $24.00 to $26.02            860,338

   Van Kampen Growth and Income Advisor
       2002                                               101       $9.78 to $9.79                 990
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   AIM VARIABLE INSURANCE FUNDS:
   AIM V.I. Dent Demographic Trends
       2002                                             1,550       $7.24 to $7.38              11,335
       2001                                               323      $10.97 to $11.00              3,550
       2000                                                **             **                        **


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   AIM VARIABLE INSURANCE FUNDS (CONTINUED):
   AIM V.I. Growth
       2002                                               121       $6.92 to $7.06             $   848
       2001                                                43      $10.32 to $10.35                443
       2000                                                **             **                        **

   AIM V.I. Capital Appreciation
       2002                                                 4            $7.40                      27
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   AIM V.I. Core Equity
       2002                                                 5            $8.26                      41
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   AIM V.I. Premier Equity
       2002                                                12       $6.82 to $6.84                  80
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:
   Alliance Bernstein Value
       2002                                               315       $8.46 to $8.66               2,709
       2001                                                59       $9.98 to $10.05                595
       2000                                                **             **                        **

   Alliance Growth and Income
       2002                                               644       $7.23 to $7.40               4,730
       2001                                               172       $9.57 to $9.61               1,653
       2000                                                **             **                        **

   Alliance Premier Growth
       2002                                               322       $6.41 to $6.56               2,094
       2001                                               114       $9.52 to $9.58               1,091
       2000                                                **             **                        **

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
   Fidelity(R) VIP GrowtH
       2002                                             3,655       $6.26 to $6.43           $  23,212
       2001                                                75       $9.25 to $9.29                 693
       2000                                                **             **                        **

   Fidelity(R) VIP Equity-Income
       2002                                             3,054       $7.70 to $7.91              23,851
       2001                                               203       $9.55 to $9.61               1,949
       2000                                                **             **                        **

   Fidelity(R)VIP Contrafund(R)
       2002                                               513       $8.50 to $8.73               4,438
       2001                                               122       $9.68 to $9.73               1,183
       2000                                                **             **                        **

   Fidelity(R) VIP Overseas
       2002                                                 1            $7.89                       9
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
   Franklin Small Cap Value Securities
       2002                                                 2       $8.97 to $8.99                  17
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   GREENWICH STREET SERIES FUND:
   Greenwich Appreciation
       2002                                                42      $13.88 to $14.02                589
       2001                                                42      $17.07 to $17.22                723
       2000                                                46      $18.03 to $18.16                831


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GALAXY VIP FUND:
   Galaxy VIP Asset Allocation
       2002                                                78       $8.05 to $8.15          $      631
       2001                                               128       $9.75 to $9.84               1,260
       2000                                               129      $10.73 to $10.78              1,387

   Galaxy VIP Equity
       2002                                                75       $6.46 to $6.57                 487
       2001                                                88       $9.12 to $9.21                 807
       2000                                                94      $11.36 to $11.41              1,071

   Galaxy VIP Growth and Income
       2002                                                16       $7.44 to $7.56                 122
       2001                                                19      $10.31 to $10.40                201
       2000                                                26      $10.93 to $10.98                284

   Galaxy VIP High Quality Bond
       2002                                                10      $12.57 to $12.74                130
       2001                                                13      $11.60 to $11.70                152
       2000                                                 7      $11.04 to $11.05                 78

   Galaxy VIP Small Company Growth
       2002                                                 7       $8.55 to $8.69                  57
       2001                                                 6      $12.99 to $13.14                 84
       2000                                                 5      $13.27 to $13.35                 72

   ING GET FUND:
   ING GET Fund - Series N
       2002                                             2,862       $9.96 to $10.10             28,661
       2001                                             3,009      $10.24 to $10.28             30,868
       2000                                                **             **                        **


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING GET FUND (CONTINUED):
   ING GET Fund - Series P
       2002                                            14,328       $9.81 to $10.02          $ 143,846
       2001                                            15,276       $9.99 to $10.04            153,045
       2000                                                **             **                        **

   ING GET Fund - Series Q
       2002                                            16,855       $9.93 to $10.12            169,029
       2001                                               190           $10.00                   1,904
       2000                                                **             **                        **

   ING GET Fund - Series R
       2002                                            16,911      $10.01 to $10.16            170,526
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING GET Fund - Series S
       2002                                            21,867       $9.98 to $10.08            219,270
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING GET Fund - Series T
       2002                                            23,643      $10.04 to $10.10            237,948
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING GET Fund - Series U
       2002                                               105       $9.99 to $10.00              1,048
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING PARTNERS, INC.:
   ING Alger Growth
       2002                                                 6            $6.56                $     39
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING American Century Small Cap Value
       2002                                                 -            $8.10                       2
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING J.P. Morgan Mid Cap Value
       2002                                                33       $9.09 to $9.19                 301
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING MFS(R)Capital Opportunities (Initial Class)
       2002                                               209       $6.04 to $6.18               1,280
       2001                                                78       $8.92 to $9.91                 698
       2000                                                **             **                        **

   ING MFS(R)Capital Opportunities (Sevice Class)
       2002                                                11            $6.85                      72
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING MFS(R) Global Growth
       2002                                                 9       $8.27 to $8.35                  75
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING PARTNERS, INC. (CONTINUED):
   ING OpCap Balanced Value
       2002                                                16            $7.80                  $  126
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING PIMCO Total Return
       2002                                                55           $10.75                     593
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING Salomon Bros. Capital
       2002                                                 1            $7.41                       9
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING Salomon Bros. Investors Value
       2002                                                 -            $7.61                       4
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING Scudder International Growth
       2002                                                 1       $8.13 to $8.14                   7
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING T. Rowe Price Growth Equity
       2002                                                19       $7.51 to $7.52                 144
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING UBS Tactical Asset Allocation Division
       2002                                                 -            $7.54                       2
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING PARTNERS, INC. (CONTINUED):
   ING Van Kampen Comstock Division
       2002                                               210       $8.24 to $8.34            $  1,737
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING VARIABLE INSURANCE TRUST:
   ING VP Worldwide Growth
       2002                                             5,299       $5.05 to $5.28              27,358
       2001                                             2,863       $6.92 to $7.08              20,014
       2000                                               635       $8.72 to $8.78               5,554

   ING VP BOND PORTFOLIO:
   ING VP Bond
       2002                                             4,668      $10.58 to $10.69             49,590
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING VARIABLE PORTFOLIOS, INC.:
   ING VP Growth
       2002                                                 7            $6.94                      46
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING VP Index Plus LargeCap
       2002                                               634       $7.11 to $7.31               4,589
       2001                                                87       $9.36 to $9.40                 812
       2000                                                **             **                        **

   ING VP Index Plus MidCap
       2002                                               692       $8.41 to $8.64               5,909
       2001                                                83       $9.87 to $9.91                 820
       2000                                                **             **                        **


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING VARIABLE PORTFOLIOS, INC. (CONTINUED):
   ING VP Index Plus SmallCap
       2002                                               465       $8.47 to $8.70            $  4,005
       2001                                                67      $10.07 to $10.11                680
       2000                                                **             **                        **

   ING VP Small Company
       2002                                                21       $7.54 to $7.56                 156
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING VP Value Opportunity
       2002                                               166       $6.46 to $6.63               1,086
       2001                                                33       $9.00 to $9.04                 298
       2000                                                **             **                        **

   ING VARIABLE PRODUCTS TRUST:
    ING VP Convertible
       2002                                               107       $9.48 to $9.70               1,034
       2001                                                18      $10.46 to $10.52                194
       2000                                                **             **                        **

   ING VP Growth Opportunities
       2002                                             1,895       $5.19 to $5.32               9,918
       2001                                               671       $7.75 to $7.82               5,219
       2000                                                **             **                        **

   ING VP International Value
       2002                                                 5       $8.45 to $8.47                  42
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING VARIABLE PRODUCTS TRUST (CONTINUED):
   ING VP Large Company Value
       2002                                               120       $7.84 to $8.03           $     958
       2001                                                15      $10.37 to $10.45                156
       2000                                                **             **                        **

   ING VP LargeCap Growth
       2002                                               163       $6.06 to $6.21               1,006
       2001                                                56       $9.57 to $9.62                 533
       2000                                                **             **                        **

   ING VP MagnaCap
       2002                                             1,746       $7.00 to $7.16              12,338
       2001                                               579       $9.30 to $9.39               5,402
       2000                                                **             **                        **

   ING VP MidCap Opportunities
       2002                                                 2            $7.24                      12
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING VP SmallCap Opportunities
       2002                                             6,553       $4.55 to $4.67              30,118
       2001                                             1,737       $8.28 to $8.36              14,437
       2000                                                **             **                        **

   INVESCO VARIABLE INVESTMENT FUNDS, INC.:
   INVESCO VIF - Financial Services
       2002                                             2,931       $7.73 to $7.92              22,941
       2001                                               256       $9.33 to $9.39               2,404
       2000                                                **             **                        **


                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   INVESCO VARIABLE INVESTMENT FUNDS, INC. (CONTINUED):
   INVESCO VIF - Health Sciences
       2002                                             4,013       $7.52 to $7.72           $  30,558
       2001                                             1,052      $10.22 to $10.29             10,790
       2000                                                **             **                        **

   INVESCO VIF - Leisure
       2002                                               724       $8.39 to $8.47               6,097
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   INVESCO VIF - Utilities
       2002                                             1,227       $6.26 to $6.43               7,783
       2001                                               119       $8.09 to $8.13                 964
       2000                                                **             **                        **

   JANUS ASPEN SERIES:
   Janus Aspen Series Balanced
       2002                                                54       $9.21 to $9.25                 496
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Janus Aspen Series Flexible Income
       2002                                                26      $10.97 to $10.99                283
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Janus Aspen Series Growth
       2002                                                27            $7.19                     192
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   JANUS ASPEN SERIES (CONTINUED):
   Janus Aspen Series Worldwide Growth
       2002                                               515       $6.75 to $6.93           $   3,534
       2001                                               139       $9.32 to $9.39               1,298
       2000                                                **             **                        **

   OPPENHEIMER VARIABLE ACCOUNTS FUND:
   Oppenheimer Global Securities
       2002                                                27       $7.64 to $7.67                 205
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Oppenheimer Strategic Bond
       2002                                                 2      $10.65 to $10.67                 16
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   PIMCO VARIABLE INSURANCE TRUST:
   PIMCO High Yield
       2002                                            31,353       $9.32 to $10.27            305,237
       2001                                            23,564       $9.79 to $10.44            236,343
       2000                                            16,336       $9.88 to $10.17            162,857

   PIMCO StocksPLUS Growth and Income
       2002                                            22,790       $7.73 to $8.28             181,637
       2001                                            23,718       $9.91 to $10.46            241,065
       2000                                            22,158      $11.56 to $11.91            258,484

   PIONEER VARIABLE CONTRACTS TRUST:
    Pioneer Equity-Income VCT
       2002                                                22       $8.27 to $8.28                 179
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   PIONEER VARIABLE CONTRACTS TRUST (CONTINUED):
   Pioneer Fund VCT
       2002                                             2,697       $7.35 to $7.54            $ 20,064
       2001                                               243       $9.36 to $9.41               2,275
       2000                                                **             **                        **

   Pioneer Mid-Cap Value VCT
       2002                                             5,685       $9.27 to $9.43              53,062
       2001                                               480      $10.70 to $10.72              5,139
       2000                                                **             **                        **

   Pioneer Small Company VCT
       2002                                               437       $7.70 to $7.89               3,417
       2001                                                98       $9.54 to $9.61                 938
       2000                                                **             **                        **

   PROFUNDS VP:
   ProFund VP Bull
       2002                                             4,706       $6.57 to $6.72              31,265
       2001                                             2,316       $8.84 to $8.92              20,583
       2000                                                **             **                        **

   ProFund VP Europe 30
       2002                                             2,589       $5.96 to $6.10              15,627
       2001                                               764       $8.22 to $8.29               6,312
       2000                                                **             **                        **

   ProFund VP Small-Cap
       2002                                             5,371       $7.11 to $7.27              38,612
       2001                                             2,118       $9.38 to $9.46              19,968
       2000                                                **             **                        **


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   PRUDENTIAL SERIES FUND, INC.:
   Prudential Jennison
       2002                                             8,904       $4.14 to $4.33            $ 37,748
       2001                                             7,335       $6.21 to $6.35              45,991
       2000                                               987       $7.82 to $7.85               7,732

   Prudential SP Jennison International Growth
       2002                                             3,751       $4.01 to $4.16              15,341
       2001                                             2,097       $5.35 to $5.44              11,310
       2000                                               318       $8.55 to $8.57               2,720

   PUTNAM VARIABLE TRUST:
   Putnam VT Growth and Income
       2002                                               220       $7.28 to $7.62               1,662
       2001                                                48       $9.25 to $9.50                 455
       2000                                                **             **                        **

   Putnam VT International Growth and Income
       2002                                               371       $7.91 to $8.10               2,981
       2001                                                64       $9.44 to $9.49                 604
       2000                                                **             **                        **

   Putnam VT Voyager Fund II
       2002                                               271       $5.98 to $6.12               1,645
       2001                                                66       $8.71 to $8.77                 577
       2000                                                **             **                        **

   TRAVELERS SERIES FUND INC.:
   Smith Barney High Income
       2002                                                28      $11.28 to $11.41                319
       2001                                                31      $11.82 to $11.94                370
       2000                                                36      $12.46 to $12.56                446


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   TRAVELERS SERIES FUND INC. (CONTINUED):
   Smith Barney International All Cap Growth
       2002                                                23       $8.82 to $8.92            $    201
       2001                                                25      $12.04 to $12.16                300
       2000                                                26      $17.74 to $17.89                455

   Smith Barney Large Cap Value
       2002                                                26      $14.09 to $14.26                371
       2001                                                29      $19.16 to $19.35                563
       2000                                                33      $21.16 to $21.34                692

   Smith Barney Money Market
       2002                                                11      $12.53 to $12.68                143
       2001                                                17      $12.55 to $12.68                221
       2000                                                13      $12.27 to $12.38                156

   UBS SERIES TRUST:
   UBS Tactical Allocation
       2002                                               217       $7.02 to $7.19               1,548
       2001                                                84       $9.37 to $9.42                 787
       2000                                                **             **                        **



                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST:
   All Cap
       2002                                              0.22%              0.90% to 2.25%          -27.23% to -26.19%
       2001                                              1.47%              0.90% to 2.25%            0.00% to 0.94%
       2000                                                *                       *                        *

   All Cap Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Asset Allocation Growth
       2002                                              1.11%              0.90% to 2.25%          -16.73% to -15.52%
       2001                                              1.78%              0.90% to 2.25%           -8.32% to -7.68%
       2000                                                *                       *                        *

   Capital Growth
       2002                                                -                0.80% to 2.25%          -31.66% to -30.56%
       2001                                                -                0.80% to 2.25%          -15.42% to -14.46%
       2000                                                *                       *                        *

   Capital Growth Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***


                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Capital Guardian Small Cap
       2002                                              0.12%              0.80% to 2.25%              -27.11% to
                                                                                                         -25.80%
       2001                                              0.13%              0.50% to 2.25%           -3.40% to -1.97%
       2000                                                *                       *                        *

   Capital Guardian Small Cap Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Core Bond
       2002                                              3.72%              0.80% to 2.55%            3.69% to 8.23%
       2001                                              0.40%              0.80% to 2.25%            0.53% to 1.64%
       2000                                                *                       *                        *

   Core Bond Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Developing World
       2002                                                -                0.80% to 2.25%          -12.70% to -11.45%
       2001                                              1.18%              0.80% to 2.25%           -7.10% to -5.97%
       2000                                                *                       *                        *

   Developing World Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Diversified Mid-Cap
       2002                                              0.29%              0.90% to 2.25%          -21.13% to -20.11%
       2001                                              0.48%              0.90% to 2.25%           -8.41% to -7.79%
       2000                                                *                       *                        *

                                      231a

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Diversified Mid-Cap Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Equity Growth
       2002                                               ***               0.90% to 2.25%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Equity Growth Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Equity Income
       2002                                              1.34%              0.50% to 2.25%          -15.14% to -13.64%
       2001                                              1.95%              0.50% to 2.25%           -0.58% to 1.46%
       2000                                                *                       *                        *

   Equity Income Advisor
       2002                                               ***               1.40% to 1..85%                ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Equity Opportunity
       2002                                              0.13%              0.80% to 2.25%              -30.85% to
                                                                                                         -29.82%
       2001                                              0.07%              0.80% to 2.25%          -14.67% to -13.67%
       2000                                                *                       *                        *

   Equity Opportunity Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231b

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Focus Value
       2002                                               ***               0.90% to 2.25%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Focus Value Advisor
       2002                                               ***               1.65% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Fully Managed
       2002                                              1.72%              0.80% to 2.25%           -1.79% to -0.33%
       2001                                              3.34%              0.80% to 2.25%            7.85% to 9.02%
       2000                                                *                       *                        *

   Fully Managed Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Fundamental Growth Focus
       2002                                               ***               0.90% to 2.15%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Fundamental Growth Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Global Franchise
       2002                                               ***               0.80% to 2.25%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      213c

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Global Franchise Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Growth
       2002                                                -                0.50% to 2.25%          -31.16% to -29.91%
       2001                                                -                0.50% to 2.25%          -31.55% to -30.59%
       2000                                                *                       *                        *

   Growth Advisor
       2002                                               ***               1.40% to 1.75%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Hard Assets
       2002                                              0.68%              0.50% to 2.25%           -1.50% to 4.32%
       2001                                                -                0.80% to 2.25%          -13.82% to -12.84%
       2000                                                *                       *                        *

   Hard Assets Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   International Enhanced EAFE
       2002                                               ***               0.90% to 2.40%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   International Enhanced EAFE Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231d

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   International Equity
       2002                                              0.75%              0.90% to 2.25%          -18.76% to -16.93%
       2001                                                -                0.90% to 2.10%          -24.87% to -22.18%
       2000                                                *                       *                        *

   International Equity Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Internet Tollkeeper
       2002                                                -                0.90% to 2.25%          -39.50% to -38.61%
       2001                                               **                0.90% to 2.25%                  **
       2000                                               **                      **                        **

   Internet Tollkeeper Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Investors
       2002                                              0.81%              0.90% to 2.25%          -24.69% to -23.67%
       2001                                              1.30%              0.90% to 2.25%           -6.16% to -5.13%
       2000                                                *                       *                        *

   Investors Advisor
       2002                                               ***               1.65% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   J.P. Morgan Fleming Small Cap Equity
       2002                                               ***               0.90% to 2.40%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231e

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   J.P. Morgan Fleming Small Cap Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Janus Growth and Income
       2002                                              0.45%              0.90% to 2.55%              -21.75% to
                                                                                                         -20.16%
       2001                                              1.02%              0.90% to 2.25%          -11.18% to -10.34%
       2000                                                *                       *                        *

   Janus Growth and Income Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Large Cap Value
       2002                                              0.25%              0.50% to 2.25%              -25.48% to
                                                                                                         -24.22%
       2001                                              0.25%              0.50% to 2.25%           -5.43% to -4.44%
       2000                                                *                       *                        *

   Large Cap Value Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Limited Maturity Bond
       2002                                              3.62%              0.50% to 2.25%            4.82% to 6.68%
       2001                                              4.84%              0.50% to 2.25%            6.78% to 8.30%
       2000                                                *                       *                        *

   Liquid Asset
       2002                                              1.42%              0.50% to 2.55%           -1.17% to 0.96%
       2001                                              3.59%              0.50% to 2.55%            1.86% to 3.01%
       2000                                                *                       *                        *

                                      231f

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Liquid Asset Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Managed Global
       2002                                              0.13%              0.50% to 2.25%          -22.00% to -20.59%
       2001                                              0.13%              0.50% to 2.25%          -13.60% to -12.34%
       2000                                                *                       *                        *

   Managed Global Advisor
       2002                                               ***               1.75% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Mid-Cap Growth
       2002                                                -                0.50% to 2.25%          -49.97% to -49.07%
       2001                                              0.37%              0.50% to 2.25%          -25.09% to -24.25%
       2000                                                *                       *                        *

   Mid-Cap Growth Advisor
       2002                                               ***               1.40% to 1.80%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Real Estate
       2002                                              3.73%              0.50% to 2.25%           -2.05% to 0.31%
       2001                                              4.29%              0.50% to 2.25%            6.07% to 7.28%
       2000                                                *                       *                        *

   Real Estate Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231g

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Research
       2002                                              0.41%              0.80% to 2.55%          -28.35% to -25.45%
       2001                                              0.12%              0.80% to 2.25%          -22.97% to -22.09%
       2000                                                *                       *                        *

   Research Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Special Situations
       2002                                                -                0.90% to 2.25%          -27.58% to -26.61%
       2001                                              0.37%              0.90% to 2.25%           -6.87% to -6.19%
       2000                                                *                       *                        *

   Special Situations Advisor
       2002                                               ***               1.40% to 1.75%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Strategic Equity
       2002                                                -                0.80% to 2.25%          -33.26% to -32.24%
       2001                                                -                0.80% to 2.25%          -22.66% to -21.78%
       2000                                                *                       *                        *

   Strategic Equity Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Total Return
       2002                                              2.36%              0.50% to 2.55%           -7.51% to -5.56%
       2001                                              4.88%              0.50% to 2.55%           -1.44% to -0.32%
       2000                                                *                       *                        *

                                      231h

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Total Return Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Value Equity
       2002                                              0.69%              0.80% to 2.55%          -20.82% to -17.70%
       2001                                              0.85%              0.80% to 2.25%           -6.21% to -5.21%
       2000                                                *                       *                        *

   Value Equity Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Van Kampen Growth and Income
       2002                                              0.84%              0.50% to 2.25%          -16.69% to -15.19%
       2001                                              0.30%              0.50% to 2.25%          -13.63% to -12.68%
       2000                                                *                       *                        *

   Van Kampen Growth and Income Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   AIM VARIABLE INSURANCE FUNDS:
   AIM V.I. Dent Demographic Trends
       2002                                              0.00%              0.95% to 2.55%          -34.00% to -32.91%
       2001                                               **                0.95% to 2.25%                  **
       2000                                               **                      **                        **

                                      231i

                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   AIM VARIABLE INSURANCE FUNDS (CONTINUED):
   AIM V.I. Growth
       2002                                                -                0.95% to 2.55%          -32.94% to -31.79%
       2001                                              1.09%              0.95% to 1.90%                  **
       2000                                               **                      **                        **

   AIM V.I. Capital Appreciation
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   AIM V.I. Core Equity
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   AIM V.I. Premier Equity
       2002                                               ***               0.75 % to 0.95%                ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:
   Alliance Bernstein Value
       2002                                              0.17%              0.95% to 2.55%          -15.23% to -13.83%
       2001                                               **                0.95% to 2.40%                  **
       2000                                               **                      **                        **

   Alliance Growth and Income
       2002                                              3.91%              0.95% to 2.55%          -24.45% to -23.00%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   Alliance Premier Growth
       2002                                                -                0.95% to 2.55%          -32.66% to -31.52%
       2001                                               **                0.95% to 2.40%                  **
       2000                                               **                      **                        **

                                      231j

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
   Fidelity(R) VIP GrowtH
       2002                                                 0.02%              0.90% to 2.55%         -32.32% to -30.79%
       2001                                                  **                0.95% to 1.90%                 **
       2000                                                  **                      **                       **

   Fidelity(R) VIP Equity-Income
       2002                                                 1.09%              0.75% to 2.55%         -18.95% to -17.69%
       2001                                                  **                0.95% to 2.20%                 **
       2000                                                  **                      **                       **

   Fidelity(R)VIP Contrafund(R)
       2002                                                 0.37%              0.75% to 2.55%         -12.19% to -10.28%
       2001                                                  **                0.95% to 1.90%                 **
       2000                                                  **                      **                       **

   Fidelity(R) VIP Overseas
       2002                                                  ***                    0.75%                     ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
      TRUST:
   Franklin Small Cap Value Securities
       2002                                                  ***               0.75% to 0.95%                 ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

   GREENWICH STREET SERIES FUND:
   Greenwich Appreciation
       2002                                                 1.50%              1.25% to 1.40%         -18.69% to -18.58%
       2001                                                 1.15%              1.25% to 1.40%          -5.32% to -5.18%
       2000                                                   *                       *                        *

                                      231k

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GALAXY VIP FUND:
   Galaxy VIP Asset Allocation
       2002                                              2.08%              1.40% to 1.80%          -17.44% to -17.17%
       2001                                              2.29%              1.40% to 1.80%           -9.13% to -8.72%
       2000                                                *                       *                        *

   Galaxy VIP Equity
       2002                                              0.23%              1.40% to 1.90%          -29.17% to -28.66%
       2001                                                -                1.40% to 1.80%             '-19.72% to
                                                                                                         -19.28%
       2000                                                *                       *                        *

   Galaxy VIP Growth and Income
       2002                                              0.09%              1.40% to 1.90%          -27.84% to -27.31%
       2001                                              0.15%              1.40% to 1.80%           -5.67% to -5.28%
       2000                                                *                       *                        *

   Galaxy VIP High Quality Bond
       2002                                              4.71%              1.40% to 1.80%            8.36% to 8.89%
       2001                                              5.35%              1.40% to 1.80%            5.88% to 5.89%
       2000                                                *                       *                        *

   Galaxy VIP Small Company Growth
       2002                                                -                1.40% to 1.90%          -34.18% to -33.87%
       2001                                                -                1.40% to 1.90%           -2.11% to -1.57%
       2000                                                *                       *                        *

   ING GET FUND:
   ING GET Fund - Series N
       2002                                              1.35%              0.95% to 1.90%           -2.73% to -1.75%
       2001                                              2.25%              0.95% to 1.90%                  **
       2000                                               **                      **                        **

                                      231l

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING GET FUND (CONTINUED):
   ING GET Fund - Series P
       2002                                              0.07%              0.75% to 2.55%           -1.80% to -0.20%
       2001                                               **                0.95% to 2.55%                  **
       2000                                               **                      **                        **

   ING GET Fund - Series Q
       2002                                              2.51%              0.75% to 2.55%           -0.70% to 1.20%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   ING GET Fund - Series R
       2002                                               ***               0.75% to 2.55%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING GET Fund - Series S
       2002                                               ***               0.75% to 2.55%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING GET Fund - Series T
       2002                                               ***               0.75% to 2.55%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING GET Fund - Series U
       2002                                               ***               0.75% to 2.20%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231m

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING PARTNERS, INC.:
   ING Alger Growth
       2002                                                ***                    0.75%                     ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   ING American Century Small Cap Value
       2002                                                ***                    0.95%                     ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   ING J.P. Morgan Mid Cap Value
       2002                                                ***               0.95% to 2.55%                 ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   ING MFS(R)Capital Opportunities (Initial Class)
       2002                                                 -                0.95% to 2.40%         -37.64% to -32.29%
       2001                                                **                0.95% to 1.90%                 **
       2000                                                **                      **                       **

   ING MFS(R)Capital Opportunities (Sevice Class)
       2002                                                ***                    0.75%                     ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   ING MFS(R) Global Growth
       2002                                                ***               0.75% to 2.20%                 ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

                                      231n

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING PARTNERS, INC. (CONTINUED):
   ING OpCap Balanced Value
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING PIMCO Total Return
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING Salomon Bros. Capital
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING Salomon Bros. Investors Value
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING Scudder International Growth
       2002                                               ***               0.75% to 0.95%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING T. Rowe Price Growth Equity
       2002                                               ***               0.75% to 0.95%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING UBS Tactical Asset Allocation Division
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231o

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING PARTNERS, INC. (CONTINUED):
   ING Van Kampen Comstock Division
       2002                                               ***               0.75% to 2.40%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING VARIABLE INSURANCE TRUST:
   ING VP Worldwide Growth
       2002                                              0.02%              0.90% to 2.55%          -27.02% to -25.42%
       2001                                                -                0.90% to 2.25%          -20.18% to -19.36%
       2000                                                *                       *                        *

   ING VP BOND PORTFOLIO:
   ING VP Bond
       2002                                               ***               0.80% to 2.25%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING VARIABLE PORTFOLIOS, INC.:
   ING VP Growth
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING VP Index Plus LargeCap
       2002                                              0.15%              0.75% to 2.55%          -29.03% to -22.23%
       2001                                              2.73%              0.95% to 1.90%                  **
       2000                                               **                      **                        **

   ING VP Index Plus MidCap
       2002                                              0.31%              0.75% to 2.55%          -14.79 to -12.82%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

                                      231p

                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING VARIABLE PORTFOLIOS, INC. (CONTINUED):
   ING VP Index Plus SmallCap
       2002                                              0.36%              0.75% to 2.55%          -15.89% to -13.95%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   ING VP Small Company
       2002                                               ***               0.75% to 0.95%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING VP Value Opportunity
       2002                                              0.40%              0.75% to 2.55%          -28.22% to -26.66%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   ING VARIABLE PRODUCTS TRUST:
    ING VP Convertible
       2002                                              3.17%              0.95% to 2.55%           -9.37% to -7.79%
       2001                                             -10.36%             0.95% to 2.20%                  **
       2000                                               **                      **                        **

   ING VP Growth Opportunities
       2002                                                -                0.75% to 2.25%          -33.03% to -32.10%
       2001                                               **                0.90% to 2.25%                  **
       2000                                               **                      **                        **

   ING VP International Value
       2002                                               ***               0.75% to 0.95%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231q

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING VARIABLE PRODUCTS TRUST (CONTINUED):
   ING VP Large Company Value
       2002                                              1.28%              0.95% to 2.55%          -24.40% to -23.16%
       2001                                              0.92%              0.95% to 2.55%                  **
       2000                                               **                      **                        **

   ING VP LargeCap Growth
       2002                                              0.48%              0.95% to 2.25%          -36.68% to -35.45%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   ING VP MagnaCap
       2002                                              1.02%              0.90% to 2.25%          -24.73% to -23.74%
       2001                                              1.36%              0.90% to 2.25%                  **
       2000                                               **                      **                        **

   ING VP MidCap Opportunities
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING VP SmallCap Opportunities
       2002                                              0.00%              0.75% to 2.25%          -45.05% to -44.14%
       2001                                               **                0.90% to 2.25%                  **
       2000                                               **                      **                        **

   INVESCO VARIABLE INVESTMENT FUNDS, INC.:
   INVESCO VIF - Financial Services
       2002                                              1.15%              0.90% to 2.55%          -17.15% to -15.76%
       2001                                              2.70%              0.95% to 2.25%                  **
       2000                                               **                      **                        **

                                      231r

                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   INVESCO VARIABLE INVESTMENT FUNDS, INC.
     (CONTINUED):
   INVESCO VIF - Health Sciences
       2002                                                   -                0.90% to 2.55%         -26.42% to -24.98%
       2001                                                 3.60%              0.95% to 2.55%                 **
       2000                                                  **                      **                       **

   INVESCO VIF - Leisure
       2002                                                  ***               0.95% to 2.25%                 ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

   INVESCO VIF - Utilities
       2002                                                 1.12%              0.95% to 2.55%         -22.62% to -20.91%
       2001                                                 3.07%              0.95% to 1.90%                 **
       2000                                                  **                      **                       **

   JANUS ASPEN SERIES:
   Janus Aspen Series Balanced
       2002                                                  ***               0.75% to 1.10%                 ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

   Janus Aspen Series Flexible Income
       2002                                                  ***               0.75% to 0.95%                 ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

   Janus Aspen Series Growth
       2002                                                  ***                    0.75%                     ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

                                      231s

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   JANUS ASPEN SERIES (CONTINUED):
   Janus Aspen Series Worldwide Growth
       2002                                               0.52%              0.75% to 2.55%          -27.58% to 26.20%
       2001                                               0.33%              0.95% to 2.40%                 **
       2000                                                **                      **                       **

   OPPENHEIMER VARIABLE ACCOUNTS FUND:
   Oppenheimer Global Securities
       2002                                                ***               0.75% to 1.10%                 ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   Oppenheimer Strategic Bond
       2002                                                ***               0.75% to 0.95%                 ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   PIMCO VARIABLE INSURANCE TRUST:
   PIMCO High Yield
       2002                                               8.20%              0.80% to 2.55%          -4.80% to -1.63%
       2001                                               7.91%              0.50% to 2.25%           0.30% to 1.57%
       2000                                                 *                       *                        *

   PIMCO StocksPLUS Growth and Income
       2002                                               2.69%              0.80% to 2.25%         -22.00% to -20.84%
       2001                                               4.22%              0.80% to 2.25%         -13.15% to -12.17%
       2000                                                 *                       *                        *

   PIONEER VARIABLE CONTRACTS TRUST:
    Pioneer Equity-Income VCT
       2002                                                ***               0.75% to 0.95%                 ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

                                      231t

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   PIONEER VARIABLE CONTRACTS TRUST (CONTINUED):
   Pioneer Fund VCT
       2002                                              1.08%              0.80% to 2.55%          -21.47% to -19.87%
       2001                                              0.91%              0.95% to 1.90%                  **
       2000                                               **                      **                        **

   Pioneer Mid-Cap Value VCT
       2002                                              0.56%              0.75% to 2.25%          -13.36% to -12.03%
       2001                                               **                1.25% to 2.25%                  **
       2000                                               **                      **                        **

   Pioneer Small Company VCT
       2002                                              0.03%              0.95% to 2.55%          -19.29% to -17.90%
       2001                                               **                0.95% to 2.55%                  **
       2000                                               **                      **                        **

   PROFUNDS VP:
   ProFund VP Bull
       2002                                                -                0.90% to 2.25%          -25.68% to -24.66%
       2001                                               **                1.25% to 2.25%                  **
       2000                                               **                      **                        **

   ProFund VP Europe 30
       2002                                                -                0.90% to 2.25%          -27.49% to -26.42%
       2001                                               **                0.90% to 2.25%                  **
       2000                                               **                      **                        **

   ProFund VP Small-Cap
       2002                                                -                0.90% to 2.25%          -24.20% to -23.15%
       2001                                               **                1.25% to 2.25%                  **
       2000                                               **                      **                        **

                                      231u

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   PRUDENTIAL SERIES FUND, INC.:
   Prudential Jennison
       2002                                                -                0.90% to 2.55%          -33.33% to -31.81%
       2001                                                -                0.90% to 2.25%          -20.20% to -19.62%
       2000                                                *                       *                        *

   Prudential SP Jennison International Growth
       2002                                                -                0.90% to 2.55%          -25.05% to -23.53%
       2001                                              0.24%              0.90% to 2.25%          -37.19% to -36.52%
       2000                                                *                       *                        *

   PUTNAM VARIABLE TRUST:
   Putnam VT Growth and Income
       2002                                              1.62%              0.95% to 2.55%          -21.30% to -19.79%
       2001                                               **                0.95% to 2.20%                  **
       2000                                               **                      **                        **

   Putnam VT International Growth and Income
       2002                                              0.28%              0.95% to 2.55%          -16.21% to -14.65%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   Putnam VT Voyager Fund II
       2002                                              0.00%              0.95% to 2.55%          -31.34% to -30.22%
       2001                                               **                0.95% to 2.40%                  **
       2000                                               **                      **                        **

   TRAVELERS SERIES FUND INC.:
   Smith Barney High Income
       2002                                             24.02%              1.25% to 1.40%           -4.57% to -4.44%
       2001                                             12.01%              1.25% to 1.40%           -5.14% to -4.94%
       2000                                                *                       *                        *

                                      231v

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   TRAVELERS SERIES FUND INC. (CONTINUED):
   Smith Barney International All Cap Growth
       2002                                               0.95%              1.25% to 1.40%         -26.74% to -26.64%
       2001                                                 -                1.25% to 1.40%         -32.13% to -32.03%
       2000                                                 *                       *                        *

   Smith Barney Large Cap Value
       2002                                               3.74%              1.25% to 1.40%         -26.46% to -26.30%
       2001                                               1.39%              1.25% to 1.40%          -9.45% to -9.33%
       2000                                                 *                       *                        *

   Smith Barney Money Market
       2002                                               1.30%              1.25% to 1.40%           -0.16% to 0.00%
       2001                                               3.49%              1.25% to 1.40%           2.28% to 2.42%
       2000                                                 *                       *                        *

   UBS SERIES TRUST:
   UBS Tactical Allocation
       2002                                               0.45%              0.95% to 2.55%         -25.08% to -23.67%
       2001                                                **                0.95% to 2.20%                 **
       2000                                                **                      **                       **


        *       Not provided for 2000.
        **      As this Division is new in 2001, this data is not meaningful and is therefore not presented.
        ***     As this Division is new in 2002, this data is not meaningful and is therefore not presented

                                      231w

                      PART C -- OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

FINANCIAL STATEMENTS

(a) (1) All financial statements are included in the Prospectus or the Statement of Additional Information as indicated therein
    (2) Schedules I and IV follow. All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are omitted because they are not applicable or because the information is included elsewhere in the consolidated financial statements or notes thereto.



                                                      SCHEDULE I
                             Summary of Investments - Other than Investments in Affiliates
                                                As of December 31, 2002
                                                      (Millions)

                                                                                                  Amount shown
                                                                                                   on Balance
     Type of Investment                                                Cost          Value*          Sheet
     -----------------------------------------------------------------------------------------------------------
     Fixed maturities:
     U.S. government and government agencies and authorities       $      207.3    $      209.5    $     209.5
     Public Utilities Securities                                          335.7           349.3          349.3
     U.S. corporate securities                                          3,012.0         3,182.9        3,182.9
     Foreign securities (1)                                               228.6           242.5          242.5
     Mortgage-backed securities                                           641.7           653.5          653.5
     Other asset-backed securities                                        294.8           298.7          298.7
     Less: Fixed maturities pledged to creditors                            -               -              -
                                                                  ----------------------------------------------
            Total fixed maturities                                  $   4,720.1    $    4,936.4  $     4,936.4
                                                                  ----------------------------------------------

     Equity securities:
                                                                  ----------------------------------------------
            Total equity securities                                        22.9            19.0           19.0
                                                                  ----------------------------------------------

     Short term investments                                                 2.2             2.2            2.2
     Mortgage loans                                                       482.4           482.4          482.4
     Policy loans                                                          16.0            16.0           16.0
                                                                  ----------------------------------------------
            Total other investments                                 $     500.6     $     500.6    $     500.6
     ===========================================================================================================

 * See Notes 2 and 3 of Notes to Consolidated Financial Statements.

(1)  The  term  "foreign"  includes  foreign   governments,   foreign  political
     subdivisions,  foreign  public  utilities  and all other  bonds of  foreign
     issuers.   Substantially  all  of  the  Company's  foreign  securities  are denominated in U.S. dollars.



                                                        SCHEDULE IV
                                                  Reinsurance Information
                              As of and for the years ended December 31, 2002, 2001 and 2000
                                                        (Millions)



(Millions)                                              Ceded to         Assumed                        Percentage of
                                       Gross             Other          from Other          Net        Amount assumed
                                       Amount          Companies        Companies         Amount           to net
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
AT DECEMBER 31, 2002
Life insurance in Force              $   158.7      $       90.7      $       -        $      68.0         0.0%

AT DECEMBER 31, 2001
Life insurance in Force              $   169.3      $       94.8      $       -        $      74.5         0.0%

AT DECEMBER 31, 2000
Life insurance in Force              $   196.3      $      105.3      $       -        $      91.0         0.0%


(b)

EXHIBITS


(1) Resolution of the board of directors of Depositor authorizing the establishment of the Registrant incorporated herein by reference to Item 24(b)(1) of Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on September 24, 1997 (File Nos. 333-28769, 811-5626).

(2)  N/A

(3)(a) Distribution Agreement between the Depositor and Directed Services, Inc. incorporated herein by reference to Item 24(b) (3)(a) of Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on September 24, 1997 (File Nos. 333-28769, 811-5626).

(b) Dealers Agreement incorporated herein by reference to Item 24(b) (3)(b) of Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on September 24, 1997 (File Nos. 333-28769, 811-5626).

(c) Organizational Agreement incorporated herein by reference to Item 24(b)(3)(c) of Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on September 24, 1997 (File Nos. 333-28769, 811-5626).

(d) Assignment Agreement for Organizational Agreement incorporated herein by reference to Item 24(b)(3)(d) of Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on September 24, 1997 (File Nos. 333-28769, 811-5626).

(4)(a) Individual Deferred Combination Variable and Fixed Annuity Contract incorporated herein by reference to Item 24(b)(4)(a) of Post-Effective Amendment No. 3 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 23, 1999 (File Nos. 333-28769, 811-5626).

(b) Group Deferred Combination Variable and Fixed Annuity Contract incorporated herein by reference to Item 24(b)(4)(b) of Post-Effective Amendment No. 3 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 23, 1999 (File Nos. 333-28769, 811-5626).

(c) Individual Deferred Variable Annuity Contract incorporated herein by reference to Item 24(b)(4)(c) of Post-Effective Amendment No. 3 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 23, 1999 (File Nos. 333-28769, 811-5626).

(d) Individual Retirement Annuity Rider incorporated herein by reference to Item 24(b)(4)(e) of Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-5626).

(e) ROTH Individual Retirement Annuity Rider incorporated herein by reference to Item 24(b)(4)(g) of Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-5626).

(f) Minimum Guaranteed Accumulation Benefit Rider (REV) incorporated herein by reference to Item 24(b)(4)(f) of Post-Effective Amendment No. 12 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on or about April 23, 2001 (File Nos. 333-28769, 811-5626).

(g) Minimum Guaranteed Income Benefit Rider (REV) incorporated herein by reference to Item 24(b)(4)(g) of Post-Effective Amendment No. 20 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on or about October 28, 2002 (File Nos. 333-28769, 811-5626).

(h) Minimum Guaranteed Withdrawal Benefit Rider (REV) incorporated herein by reference to Item 24(b)(4)(h) of Post-Effective Amendment No. 12 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on or about April 23, 2001 (File Nos. 333-28769, 811-5626).

(i) Living Benefit Rider Endorsement (Inforce Riders) incorporated herein by reference to Item 24(b)(4)(i) of Post-Effective Amendment No. 12 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on or about April 23, 2001 (File Nos. 333-28769, 811-5626).

(j) Death Benefit Endorsement No.1 (REV)(7% Solution Enhanced) incorporated herein by reference to Item 24(b)(4)(j) of Post-Effective Amendment No. 12 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on or about April 23, 2001 (File Nos. 333-28769, 811-5626).

(k) Death Benefit Endorsement No.2 (REV)(Ratchet Enhanced) incorporated herein by reference to Item 24(b)(4)(k) of Post-Effective Amendment No. 12 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on or about April 23, 2001 (File Nos. 333-28769, 811-5626).

(l) Death Benefit Endorsement No.3 (REV)(Standard) incorporated herein by reference to Item 24(b)(4)(l) of Post-Effective Amendment No. 12 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on or about April 23, 2001 (File Nos. 333-28769, 811-5626).

(m) Death Benefit Endorsement No.4 (REV)(Max 7 Enhanced) incorporated herein by reference to Item 24(b)(4)(m) of Post-Effective Amendment No. 12 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on or about April 23, 2001 (File Nos. 333-28769, 811-5626).

(n) Death Benefit Endorsement No.5 (Base Death Benefit) incorporated herein by reference to Item 24(b)(4)(n) of Post-Effective Amendment No. 12 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on or about April 23, 2001 (File Nos. 333-28769, 811-5626).

(o) Death Benefit Endorsement No.6 (Inforce Contracts) incorporated herein by reference to Item 24(b)(4)(o) of Post-Effective Amendment No. 12 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on or about April 23, 2001 (File Nos. 333-28769, 811-5626).

(p) Earnings Enhancement Death Benefit Rider incorporated herein by reference to Item 24(b)(4)(p) of Post-Effective Amendment No. 11 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on February 23, 2001 (File Nos. 333-28769, 811-5626).

(q) Simple Retirement Annuity Rider incorporated herein by reference to Item 24(b)(4)(f) of Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-5626).

(r) 403(b) Retirement Annuity Rider incorporated herein by reference to Item 24(b)(4)(h) of Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-5626).

(5)(a) Individual Deferred Combination Variable and Fixed Annuity Application incorporated herein by reference to Item 24(b)(5) of Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003
     (File Nos. 033-23351, 811-5626).

(b) Group Deferred Combination Variable and Fixed Annuity Enrollment Form incorporated herein by reference to Item 24(b)(5)(b) of Post-Effective Amendment No. 4 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on December 3, 1999 (File Nos. 333-28769, 811-5626).


(6)(a) Certificate of Amendment of the Restated Articles of Incorporation of Golden American, dated (03/01/95) incorporated herein by reference to Item 24(b)(6)(a) of Post-Effective Amendment No. 3 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 23, 1999 (File Nos. 333-28769, 811-5626).

(b) By-Laws of Golden American, dated (01/07/94) incorporated herein by reference to Item 24(b)(6)(b) of Post-Effective Amendment No. 3 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 23, 1999 (File Nos. 333-28769, 811-5626).

(7)  Not applicable

(8)(a) Participation Agreement between Golden American and The PIMCO Variable Insurance Trust incorporated herein by reference to Item 24(b)(8)(a) of Post-Effective Amendment No. 3 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 23, 1999 (File Nos. 333-28769, 811-5626).

(b) Administrative Services Agreement between Golden American and Equitable Life Insurance Company of Iowa incorporated herein by reference to Item 24(b)(8)(b) of Post-Effective Amendment No. 2 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 30, 1998 (File Nos. 333-28769, 811-5626).

(c) Service Agreement between Golden American and Directed Services, Inc. incorporated herein by reference to Item 24(b)(8)(c) of Post-Effective Amendment No. 2 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 30, 1998 (File Nos. 333-28769, 811-5626).

(d) Participation Agreement between Golden American and The Prudential Series Fund, Inc. incorporated herein by reference to Item 24(b)8(l) of Post-Effective Amendment No. 6 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 26, 2000 (File Nos. 333-28769, 811-5626).

(e) Amendment to the Participation Agreement between Golden American and The Prudential Series Fund, Inc. incorporated herein by reference to Item 24(b)(8)(n) of Post-Effective Amendment No. 10 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on December 15, 2000 (File Nos. 333-28769, 811-5626).

(f) Form of Participation Agreement between Golden American and ProFunds incorporated herein by reference to Item 24(b)(8)(s) of Post-Effective Amendment No. 12 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on or about April 23, 2001 (File Nos. 333-28769, 811-5626).

(g) Form of Services Agreement among Golden American Life Insurance Company and ING affiliated Insurance Companies incorporated herein by reference to Item 24(b)(8)(y) of Post-Effective Amendment No. 14 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on or about December 14, 2001 (File Nos. 333-28769, 811-5626).

(h) Form of Services Agreement between Golden American Life Insurance Company and ING North American Insurance Corporation, Inc. incorporated herein by reference to Item 24(b)(8)(z) Post-Effective Amendment No. 14 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on or about December 14, 2001 (File Nos. 333-28769, 811-5626).

(i) Form of Shared Services Center Agreement among ING North American Insurance Corporation, Inc. and ING affiliated Insurance Companies incorporated herein by reference to Item 24(b)(8)(aa) of Post-Effective Amendment No. 14 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on or about December 14, 2001 (File Nos. 333-28769, 811-5626).

(j) Participation Agreement between Golden American and ING Variable Products Trust incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B (File Nos. 033-23351, 811-5626).

(k) Participation Agreement between Golden American and ING Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B (File Nos. 033-23351, 811-5626).

(l) Participation Agreement between Golden American and AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B (File Nos. 033-23351, 811-5626).

(m) Participation Agreement between Golden American and INVESCO Variable Investment Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B (File Nos. 033-23351, 811-5626).

(n) Participation Agreement between Golden American and Pioneer Variable Contracts Trust incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B (File Nos. 033-23351, 811-5626).

(o) Participation Agreement between Golden American and Fidelity Distributors Corporation incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B (File Nos. 033-23351, 811-5626).

(9)  Opinion and Consent of Kimberly J. Smith

(10)(a)  Consent of Ernst & Young LLP, Independent Auditors
    (b) Consent of Kimberly J. Smith, incorporated in Item 9 of this Part C, together with the Opinion of Kimberly J. Smith.

(11) Not applicable

(12) Not applicable

(13) Schedule of Performance Data incorporated herein by reference to Item 24(b)(13) of Post-Effective Amendment No. 12 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on or about April 24, 2001 (File Nos. 333-28769, 811-5626).

(14) Not applicable

(15) Powers of Attorney incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4
     (File No. 33-75988), as filed on April 10, 2003 for Variable
     Annuity Account C of ING Life Insurance and Annuity Company.

ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           Principal                  Position(s)
Name                    Business Address              with Depositor
----                    ----------------              --------------

Keith Gubbay           ING Insurance Operations      Director and President
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Cheryl L. Price        ReliaStar Life Insurance Co.  Chief Financial Officer,
                       20 Washington Avenue South    Vice President
                       Minneapolis, MN  55402

Boyd G. Combs          ING Insurance Operations      Senior Vice President
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Jacques de Vaucleroy   ING Insurance Operations      Senior Vice President
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Shaun P. Mathews       ING Financial Services        Senior Vice President
                       151 Farmington Avenue
                       Hartford, CT  06156

James R. Gelder        ReliaStar Life Insurance Co.  Senior Vice President
                       20 Washington Avenue South
                       Minneapolis, MN  55402

James R. McInnis       Golden American Life Ins. Co. Senior Vice President
                       1475 Dunwoody Drive
                       West Chester, PA  19380

Stephen J. Preston     Golden American Life Ins. Co. Senior Vice President
                       1475 Dunwoody Drive
                       West Chester, PA  19380

Thomas J. McInerney    ING Insurance Operations      Director
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

David A. Wheat         ING Insurance Operations      Director
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Mark A. Tullis         ING Insurance Operations      Director
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

P. Randall Lowery      ING Insurance Operations      Director
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

David L. Jacobson      Golden American Life Ins. Co. Vice President, Chief
                       1475 Dunwoody Drive           Compliance Officer and
                       West Chester, PA  19380       Assistant Secretary

David S. Pendergrass   ING Insurance Operations      Vice President and
                       5780 Powers Ferry Road        Treasurer
                       Atlanta, GA  30327-4390

Paula Cludray-Engelke  ReliaStar Life Insurance Co.  Secretary
                       20 Washington Avenue South
                       Minneapolis, MN  55402

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Depositor owned 100% of the stock of a New York company, First Golden American Life Insurance Company of New York ("First Golden"). The primary purpose of First Golden was to offer variable products in the state of New York. First Golden was merged into ReliaStar Life Insurance Company of New York, an affiliate of the Depositor on April 1, 2002.

The following persons control or are under common control with the Depositor:

DIRECTED SERVICES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep, N.V. ("ING"). The primary purpose of DSI is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

Subsidiaries of ING Groep N.V. incorporated herein by reference to Item 26 in Post-Effective Amendment No. 28 to Registration Statement on Form N-4
(File No. 33-75988), as filed on April 10, 2003 for Variable Annuity
Account C of ING Life Insurance and Annuity Company.

ITEM 27:  NUMBER OF CONTRACT OWNERS

As of March 31, 2003, there are 134,518 qualified contract owners and 153,520 non-qualified contract owners in Golden American's Separate Account B.

ITEM 28: INDEMNIFICATION

Golden American shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of Golden American as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

Golden American may also, to the extent permitted by law, indemnify any other person who is or was serving Golden American in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

Golden American or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, also serves as principal underwriter for all contracts issued by Golden American. DSI is the principal underwriter for Separate Account A, Separate Account B, Equitable Life Insurance Company of Iowa Separate Account A, ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of Golden American and the ING Investors Trust (formerly known as The GCG Trust).

(b) The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal             Positions and Offices
Business Address               with Underwriter
--------------------            ---------------------

James R. McInnis               Director and President

Alan G. Hoden                  Director

Stephen J. Preston             Director

David S. Pendergrass           Vice President and Treasurer
ING Insurance Operations
5780 Powers Ferry Road
Atlanta, GA  30327-4390

David L. Jacobson              Senior Vice President

Kimberly J. Smith              Secretary

(c)
             2002 Net
Name of      Underwriting   Compensation
Principal    Discounts and      on        Brokerage
Underwriter  Commissions    Redemption    Commissions  Compensation
-----------  ------------   ------------- -----------  ------------
DSI          $287,208,066       $0            $0           $0


ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

Accounts and records are maintained by Golden American Life Insurance Company at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478, ING Americas at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390 and by Equitable Life Insurance Company of Iowa, an affiliate, at 909 Locust Street, Des Moines, Iowa 50309.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets the definition of a "separate account" under federal securities laws.

2. Golden American Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                             SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 and has caused this Post-Effective Amendment to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania on this 16th day of April, 2003.



                                      SEPARATE ACCOUNT B
                                       (Registrant)

                                 By:  GOLDEN AMERICAN LIFE
                                      INSURANCE COMPANY
                                      (Depositor)

                                 By:
                                     --------------------
                                     Keith Gubbay*
                                     President

Attest: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 16, 2003.


Signature                     Title
---------                     -----

                             President
--------------------
Keith Gubbay*




                DIRECTORS OF DEPOSITOR


----------------------
David A. Wheat


----------------------
Thomas J. McInerney*


----------------------
Mark A. Tullis*


----------------------
P. Randall Lowery*


Attest: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor

*Executed by Linda E. Senker on behalf of those indicated pursuant to Power of Attorney.

                                EXHIBIT INDEX

ITEM      EXHIBIT                                                PAGE #
----      -------                                                ------

9         Opinion and Consent of Kimberly J. Smith               EX-99.B9

10(a)     Consent of Ernst & Young LLP, Independent Auditors     EX-99.B10A